UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, and Fidelity U.S. Bond Index Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund : FSIGX

This annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, both sector allocation and security selection contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•In terms of sector allocation, the fund's overweights in asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•Picks among MBS also helped relative performance this period, as did choices among ABS, with fund holdings in collateralized loan obligations providing a boost. Security selection among CMBS were beneficial as well.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the index the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Investment Grade Bond Fund	8.29%	1.22%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$36,297,786,651
Number of Holdings	5,101
Total Advisory Fee	$0
Portfolio Turnover	219%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (6.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (6.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.4
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	8.0
Ginnie Mae II Pool	6.2
Freddie Mac Gold Pool	5.2
Uniform Mortgage Backed Securities	4.3
Freddie Mac Multiclass Mortgage participation certificates	1.2
Petroleos Mexicanos	1.1
JPMorgan Chase & Co	1.1
Goldman Sachs Group Inc/The	0.9
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913635.100    2114-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class M : FCBTX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 86	0.82%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	5.11%	-0.40%	1.87%
Class M (without 4.00% sales charge)	9.49%	0.42%	2.28%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.5
Bank of America Corp	2.1
JPMorgan Chase & Co	1.9
Boeing Co	1.5
UBS Group AG	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
Wells Fargo & Co	1.1
Duke Energy Corp	1.1
HSBC Holdings PLC	1.1
CVS Health Corp	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913639.100    2218-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond Fund Fidelity® Corporate Bond Fund : FCBFX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 47	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Corporate Bond Fund	9.89%	0.78%	2.68%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.5
Bank of America Corp	2.1
JPMorgan Chase & Co	1.9
Boeing Co	1.5
UBS Group AG	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
Wells Fargo & Co	1.1
Duke Energy Corp	1.1
HSBC Holdings PLC	1.1
CVS Health Corp	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913636.100    2208-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund : FYBTX

This annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection and, to a lesser extent, sector allocation each contributed to performance versus the benchmark.
•The fund's non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporate credit holdings made up 71% of fund assets, down from roughly 76% a year ago and underweight versus the benchmark average of 82%. Out-of-benchmark exposure to asset-backed securities stood at roughly 17% as of August 31, while U.S. Treasurys composed about 6% of the portfolio.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 27, 2015 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Short-Term Credit Fund	7.40%	2.33%	2.19%
Bloomberg U.S. Credit 1-3 Years Bond Index	7.04%	2.01%	2.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.46%
A   From March 27, 2015

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$480,107,974
Number of Holdings	401
Total Advisory Fee	$0
Portfolio Turnover	72%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	6.3
JPMorgan Chase & Co	3.1
Bank of America Corp	2.8
Wells Fargo & Co	2.3
HSBC Holdings PLC	2.1
General Motors Financial Co Inc	2.1
T-Mobile USA Inc	1.8
Hyundai Capital America	1.6
Cf Hippolyta Issuer LLC	1.6
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.4
25.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913649.100    2743-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class A : FCBAX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.77%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	5.16%	-0.35%	1.93%
Class A (without 4.00% sales charge)	9.54%	0.46%	2.35%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.5
Bank of America Corp	2.1
JPMorgan Chase & Co	1.9
Boeing Co	1.5
UBS Group AG	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
Wells Fargo & Co	1.1
Duke Energy Corp	1.1
HSBC Holdings PLC	1.1
CVS Health Corp	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913637.100    2209-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class C : FCCCX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 160	1.54%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	7.71%	-0.29%	1.72%
Class C	8.71%	-0.29%	1.72%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.5
Bank of America Corp	2.1
JPMorgan Chase & Co	1.9
Boeing Co	1.5
UBS Group AG	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
Wells Fargo & Co	1.1
Duke Energy Corp	1.1
HSBC Holdings PLC	1.1
CVS Health Corp	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913638.100    2217-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® U.S. Bond Index Fund Fidelity® U.S. Bond Index Fund : FXNAX

This annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 3	0.02%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 13,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® U.S. Bond Index Fund	7.21%	-0.07%	1.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$59,137,195,352
Number of Holdings	9,428
Total Advisory Fee	$14,113,948
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.2
Fannie Mae Mortgage pass-thru certificates	10.8
Freddie Mac Gold Pool	8.6
US Treasury Bonds	8.6
Ginnie Mae II Pool	4.9
Ginnie Mae I Pool	1.1
Freddie Mac Multiclass Mortgage participation certificates	0.9
Bank of America Corp	0.9
JPMorgan Chase & Co	0.7
Uniform Mortgage Backed Securities	0.6
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913626.100    2326-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® U.S. Bond Index Fund Fidelity Flex® U.S. Bond Index Fund : FIBUX

This annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 13,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® U.S. Bond Index Fund	7.21%	-0.09%	1.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.68%
A   From March 9, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,412,947,179
Number of Holdings	4,419
Total Advisory Fee	$0
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.9
Fannie Mae Mortgage pass-thru certificates	10.7
US Treasury Bonds	9.6
Freddie Mac Gold Pool	7.4
Ginnie Mae II Pool	4.7
Uniform Mortgage Backed Securities	1.4
Ginnie Mae I Pool	1.1
Bank of America Corp	0.8
Freddie Mac Multiclass Mortgage participation certificates	0.7
Goldman Sachs Group Inc/The	0.6
70.9
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913651.100    2917-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Bond Index Fund Fidelity® Series Bond Index Fund : FIFZX

This annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 13,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.  Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 26, 2019 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Bond Index Fund	7.24%	-0.07%	1.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.05%
A   From April 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$25,937,339,168
Number of Holdings	8,841
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.1
Fannie Mae Mortgage pass-thru certificates	10.7
US Treasury Bonds	9.2
Freddie Mac Gold Pool	8.1
Ginnie Mae II Pool	4.9
Ginnie Mae I Pool	1.0
Uniform Mortgage Backed Securities	0.9
Bank of America Corp	0.8
Freddie Mac Multiclass Mortgage participation certificates	0.8
JPMorgan Chase & Co	0.7
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913662.100    3357-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund : FGNXX

This annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,367,257,097
Number of Holdings	415
Total Advisory Fee	$0
What did the Fund invest in?
(as of August 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.4
8-30	8.1
31-60	17.0
61-90	5.7
91-180	7.9
>180	0.9

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (2.1)%

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913650.100    2815-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class Z : FIKOX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	10.10%	0.89%	2.91%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.5
Bank of America Corp	2.1
JPMorgan Chase & Co	1.9
Boeing Co	1.5
UBS Group AG	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
Wells Fargo & Co	1.1
Duke Energy Corp	1.1
HSBC Holdings PLC	1.1
CVS Health Corp	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913641.100    3304-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class I : FCBIX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	9.84%	0.74%	2.63%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.5
Bank of America Corp	2.1
JPMorgan Chase & Co	1.9
Boeing Co	1.5
UBS Group AG	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
Wells Fargo & Co	1.1
Duke Energy Corp	1.1
HSBC Holdings PLC	1.1
CVS Health Corp	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913640.100    2220-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, and Fidelity U.S. Bond Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2024 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$74,400	$6,100	$19,300	$2,600
Fidelity Flex U.S. Bond Index Fund	$74,800	$6,100	$9,200	$2,600
Fidelity Series Bond Index Fund	$89,400	$7,400	$12,300	$3,100
Fidelity Series Government Money Market Fund	$36,900	$2,900	$2,600	$1,200
Fidelity Series Investment Grade Bond Fund	$110,500	$9,000	$14,500	$3,900
Fidelity Series Short-Term Credit Fund	$66,100	$5,600	$10,100	$2,400
Fidelity U.S. Bond Index Fund	$91,000	$7,300	$11,600	$3,100

August 31, 2023 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$72,100	$6,100	$11,600	$2,600
Fidelity Flex U.S. Bond Index Fund	$74,900	$6,100	$9,200	$2,600
Fidelity Series Bond Index Fund	$89,400	$7,300	$12,300	$3,100
Fidelity Series Government Money Market Fund	$36,900	$2,900	$2,600	$1,200
Fidelity Series Investment Grade Bond Fund	$110,500	$9,000	$14,500	$3,800
Fidelity Series Short-Term Credit Fund	$66,300	$5,500	$10,100	$2,400
Fidelity U.S. Bond Index Fund	$93,100	$7,300	$14,100	$3,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$9,437,800	$8,379,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
PwC	$15,151,300	$13,970,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Bond Index Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Bond Index Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 26.4%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.65% 2/1/28	8,216	7,491
2.25% 2/1/32	13,533	11,411
2.75% 6/1/31	14,741	13,074
2.95% 7/15/26	6,356	6,181
3.3% 2/1/52	14,016	9,765
3.5% 6/1/41	7,559	6,031
3.5% 9/15/53	25,048	17,820
3.5% 2/1/61	3,800	2,612
3.55% 9/15/55	54,468	38,509
3.65% 6/1/51	11,600	8,607
3.65% 9/15/59	31,190	22,000
3.8% 2/15/27	7,149	7,045
4.35% 6/15/45	5,085	4,391
4.5% 3/9/48	6,502	5,607
4.65% 6/1/44	6,251	5,562
British Telecommunications PLC 9.625% 12/15/30	12,479	15,662
Orange SA 5.5% 2/6/44	2,383	2,411
Sprint Capital Corp. 8.75% 3/15/32	10,000	12,337
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,530
4.895% 3/6/48	3,000	2,664
5.213% 3/8/47	5,203	4,804
5.52% 3/1/49	2,700	2,615
7.045% 6/20/36	2,065	2,343
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,705
1.68% 10/30/30	2,665	2,260
2.355% 3/15/32	19,271	16,373
2.55% 3/21/31	41,913	36,868
2.987% 10/30/56	69,319	44,539
3.55% 3/22/51	8,661	6,518
4.125% 3/16/27	5,561	5,517
4.272% 1/15/36	19,285	18,187
4.329% 9/21/28	12,151	12,125
4.4% 11/1/34	2,999	2,879
4.75% 11/1/41	795	752
5.012% 4/15/49	913	906
5.012% 8/21/54	9,975	9,488
		378,589
Entertainment - 0.1%
Netflix, Inc. 4.9% 8/15/34	8,610	8,819
The Walt Disney Co.:
2% 9/1/29	8,297	7,453
2.65% 1/13/31	12,615	11,365
2.75% 9/1/49	8,288	5,499
3.5% 5/13/40	5,423	4,495
3.6% 1/13/51	5,404	4,208
3.7% 10/15/25	5,561	5,513
3.8% 5/13/60	5,423	4,207
4.7% 3/23/50	3,867	3,672
5.4% 10/1/43	3,078	3,146
6.15% 3/1/37	3,142	3,498
6.15% 2/15/41	8,340	9,278
		71,153
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,682
1.1% 8/15/30	11,696	9,908
1.998% 8/15/26	1,827	1,758
2.05% 8/15/50	11,696	7,118
Baidu, Inc. 3.425% 4/7/30	9,666	9,106
Meta Platforms, Inc.:
3.5% 8/15/27	6,820	6,718
3.85% 8/15/32	7,620	7,299
4.3% 8/15/29	4,300	4,329
4.45% 8/15/52	12,000	10,736
4.6% 5/15/28	4,630	4,712
4.65% 8/15/62	1,800	1,618
4.75% 8/15/34	3,000	3,019
4.95% 5/15/33	6,700	6,913
5.4% 8/15/54	5,348	5,454
5.6% 5/15/53	6,190	6,525
		90,895
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	17,218
3.5% 6/1/41	26,758	18,647
3.7% 4/1/51	7,027	4,459
4.2% 3/15/28	8,737	8,455
4.4% 4/1/33	5,700	5,181
4.908% 7/23/25	1,461	1,456
5.05% 3/30/29	4,833	4,784
5.125% 7/1/49	9,816	7,865
5.375% 5/1/47	4,534	3,781
5.75% 4/1/48	4,154	3,606
6.1% 6/1/29	3,000	3,100
6.384% 10/23/35	10,684	10,818
6.484% 10/23/45	3,725	3,560
6.55% 6/1/34	3,000	3,108
Comcast Corp.:
1.5% 2/15/31	11,310	9,404
1.95% 1/15/31	2,030	1,735
2.35% 1/15/27	18,905	18,079
2.45% 8/15/52	11,310	6,716
2.65% 2/1/30	6,264	5,732
2.8% 1/15/51	6,476	4,189
2.887% 11/1/51	15,309	10,022
2.937% 11/1/56	57,662	36,678
3.15% 3/1/26	3,972	3,897
3.3% 2/1/27	9,461	9,244
3.375% 8/15/25	10,882	10,748
3.4% 4/1/30	5,800	5,498
3.45% 2/1/50	5,896	4,371
3.75% 4/1/40	4,644	3,947
3.969% 11/1/47	4,131	3,371
4% 3/1/48	9,532	7,796
4.15% 10/15/28	14,973	14,864
4.4% 8/15/35	7,700	7,393
Discovery Communications LLC:
3.625% 5/15/30	9,512	8,443
5.2% 9/20/47	6,673	5,248
Fox Corp.:
4.709% 1/25/29	8,245	8,303
5.476% 1/25/39	3,027	3,016
5.576% 1/25/49	7,398	7,158
Paramount Global:
3.375% 2/15/28	8,381	7,833
4.2% 6/1/29	7,143	6,708
4.375% 3/15/43	2,093	1,504
4.6% 1/15/45	5,799	4,160
4.95% 1/15/31	13,185	12,248
Time Warner Cable LLC:
4.5% 9/15/42	16,137	12,230
6.55% 5/1/37	7,500	7,400
7.3% 7/1/38	3,177	3,323
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,878
3% 7/30/46	3,575	2,523
3.15% 9/17/25	7,522	7,412
4.125% 6/1/44	4,528	3,924
4.375% 8/16/41	5,200	4,727
Warnermedia Holdings, Inc.:
3.755% 3/15/27	8,767	8,399
4.279% 3/15/32	24,337	21,274
5.05% 3/15/42	1,164	933
5.141% 3/15/52	23,164	17,619
		417,985
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,400
6.125% 11/15/37	6,645	7,241
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,915
3.625% 12/15/25	1,589	1,565
3.7% 11/15/49	4,833	3,582
3.8% 3/15/32	23,199	21,378
5.45% 10/1/43	4,588	4,476
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,990
3.3% 2/15/51	11,928	8,426
3.5% 4/15/25	10,079	9,971
3.75% 4/15/27	6,689	6,568
3.875% 4/15/30	6,689	6,435
4.375% 4/15/40	6,689	6,029
4.5% 4/15/50	11,522	9,997
4.8% 7/15/28	6,375	6,447
4.95% 3/15/28	14,700	14,922
5.05% 7/15/33	30,475	30,848
5.2% 1/15/33	7,265	7,432
5.65% 1/15/53	10,210	10,477
Vodafone Group PLC:
4.375% 5/30/28	20,333	20,503
5.125% 6/19/59	5,220	4,762
5.25% 5/30/48	18,988	18,173
5.75% 6/28/54	2,470	2,502
		221,039
TOTAL COMMUNICATION SERVICES		1,179,661
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
Lear Corp. 3.55% 1/15/52	2,600	1,773
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	9,031
2% 3/24/28	2,000	1,844
2.25% 1/12/29	1,900	1,739
2.3% 9/9/26	3,972	3,815
5.125% 7/7/28	4,550	4,669
Ford Motor Co.:
5.291% 12/8/46	8,130	7,368
6.1% 8/19/32	17,360	17,838
General Motors Co.:
5% 10/1/28	5,463	5,534
5.15% 4/1/38	1,300	1,246
5.2% 4/1/45	3,392	3,112
5.6% 10/15/32	4,900	5,067
5.95% 4/1/49	5,027	5,063
6.6% 4/1/36	4,639	5,022
6.75% 4/1/46	5,684	6,227
6.8% 10/1/27	10,536	11,129
General Motors Financial Co., Inc.:
2.35% 1/8/31	2,000	1,701
2.4% 4/10/28	2,000	1,843
2.4% 10/15/28	1,700	1,546
3.85% 1/5/28	5,561	5,414
4% 1/15/25	4,902	4,876
4% 10/6/26	2,923	2,883
4.3% 7/13/25	9,850	9,786
4.35% 1/17/27	6,356	6,302
5.6% 6/18/31	4,220	4,319
5.65% 1/17/29	16,996	17,472
6.4% 1/9/33	10,000	10,717
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	13,574
Mercedes-Benz Finance North America LLC 8.5% 1/18/31	2,000	2,426
Toyota Motor Corp.:
2.362% 3/25/31	10,633	9,437
5.118% 7/13/28	2,000	2,061
		183,061
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	14,218
3.15% 2/9/51	17,076	11,671
Amazon.com, Inc.:
0.8% 6/3/25	8,758	8,520
1% 5/12/26	5,087	4,826
1.5% 6/3/30	15,466	13,374
2.1% 5/12/31	7,251	6,334
2.5% 6/3/50	5,085	3,259
2.875% 5/12/41	27,600	21,427
3.1% 5/12/51	5,251	3,785
3.15% 8/22/27	8,309	8,106
3.6% 4/13/32	2,000	1,906
3.875% 8/22/37	8,728	8,018
4.05% 8/22/47	15,112	13,147
4.25% 8/22/57	7,208	6,340
4.55% 12/1/27	10,000	10,142
4.7% 12/1/32	28,300	28,993
4.8% 12/5/34	6,766	6,964
eBay, Inc.:
1.9% 3/11/25	10,000	9,833
2.6% 5/10/31	2,000	1,761
2.7% 3/11/30	2,000	1,829
5.95% 11/22/27	8,000	8,379
		192,832
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	2,000	1,717
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,543
Duke University 2.832% 10/1/55	3,714	2,560
George Washington University:
4.126% 9/15/48	5,575	4,933
4.3% 9/15/44	1,589	1,440
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	2,748
3.885% 7/1/2116	2,248	1,756
3.959% 7/1/38	3,753	3,582
Northwestern University:
3.662% 12/1/57	4,398	3,589
4.643% 12/1/44	2,661	2,594
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	2,933
3.619% 10/1/37	795	718
Rice University 3.774% 5/15/55	1,510	1,259
Trane Technologies Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,611
4.3% 2/21/48	3,948	3,423
Trustees of Princeton Univ. 5.7% 3/1/39	795	896
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,142
University of Chicago 3% 10/1/52	5,027	3,670
University of Southern California:
2.945% 10/1/51	9,096	6,487
5.25% 10/1/2111	1,589	1,648
		51,532
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.:
2.95% 3/15/31	2,000	1,799
3.25% 2/15/30	6,863	6,406
4.625% 8/1/27	2,000	2,006
Marriott International, Inc.:
2.85% 4/15/31	17,100	15,171
4.875% 5/15/29	6,000	6,072
5.35% 3/15/35	3,450	3,491
McDonald's Corp.:
3.3% 7/1/25	4,790	4,731
3.5% 7/1/27	7,617	7,454
3.6% 7/1/30	5,684	5,455
3.625% 9/1/49	9,831	7,498
3.7% 1/30/26	13,400	13,246
4.2% 4/1/50	6,666	5,583
4.45% 3/1/47	4,511	3,980
4.875% 12/9/45	4,313	4,067
6.3% 3/1/38	5,596	6,258
Metropolitan Museum of Art 3.4% 7/1/45	2,383	1,897
Starbucks Corp.:
2% 3/12/27	9,502	8,974
2.45% 6/15/26	7,944	7,677
3% 2/14/32	4,900	4,407
3.5% 11/15/50	3,287	2,436
3.8% 8/15/25	5,520	5,464
4% 11/15/28	5,561	5,492
4.5% 11/15/48	3,734	3,272
		132,836
Household Durables - 0.1%
D.R. Horton, Inc.:
1.3% 10/15/26	2,000	1,873
5% 10/15/34	3,000	2,994
Lennar Corp. 4.75% 11/29/27	6,283	6,339
Toll Brothers Finance Corp. 4.35% 2/15/28	1,900	1,878
Whirlpool Corp. 5.5% 3/1/33	8,400	8,461
		21,545
Leisure Products - 0.0%
Hasbro, Inc.:
3.9% 11/19/29	2,000	1,912
5.1% 5/15/44	3,400	3,057
		4,969
Specialty Retail - 0.4%
AutoNation, Inc.:
2.4% 8/1/31	1,000	834
3.85% 3/1/32	6,090	5,569
AutoZone, Inc.:
3.25% 4/15/25	3,177	3,138
3.625% 4/15/25	9,202	9,116
3.75% 6/1/27	4,611	4,525
4% 4/15/30	9,521	9,249
5.1% 7/15/29	1,730	1,768
5.4% 7/15/34	1,530	1,567
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,730
1.7% 10/15/30	9,666	8,216
3.65% 4/5/29	10,507	10,155
3.7% 4/15/46	2,780	2,134
3.75% 4/1/32	32,063	30,128
4.05% 5/3/47	9,135	7,399
4.5% 4/15/30	9,618	9,635
4.8% 4/1/26	8,100	8,125
5.625% 4/15/53	5,000	5,056
5.75% 7/1/53	4,623	4,752
O'Reilly Automotive, Inc. 4.7% 6/15/32	8,100	8,079
The Home Depot, Inc.:
2.375% 3/15/51	13,507	8,223
2.5% 4/15/27	9,637	9,247
2.8% 9/14/27	3,972	3,821
2.95% 6/15/29	16,616	15,713
3% 4/1/26	7,967	7,804
3.125% 12/15/49	5,317	3,816
3.3% 4/15/40	6,833	5,591
3.9% 12/6/28	4,575	4,534
3.9% 6/15/47	6,813	5,676
4.2% 4/1/43	1,251	1,112
4.25% 4/1/46	2,606	2,309
4.5% 12/6/48	10,434	9,500
4.75% 6/25/29	2,000	2,045
4.875% 2/15/44	2,283	2,203
4.95% 6/25/34	11,600	11,887
5.875% 12/16/36	13,741	15,120
		243,776
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,907
2.85% 3/27/30	4,775	4,447
3.25% 3/27/40	9,666	7,887
3.375% 11/1/46	3,575	2,777
3.375% 3/27/50	4,775	3,639
Tapestry, Inc. 3.05% 3/15/32	2,320	1,942
		25,599
TOTAL CONSUMER DISCRETIONARY		859,640
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	10,000	9,877
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,265
4.7% 2/1/36	3,868	3,820
4.9% 2/1/46	14,442	13,822
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	5,000	4,803
4.439% 10/6/48	5,873	5,253
4.6% 4/15/48	14,894	13,799
5.55% 1/23/49	33,724	35,341
5.8% 1/23/59 (Reg. S)	11,081	12,165
8.2% 1/15/39	3,624	4,785
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,741
3.7% 12/6/26	5,997	5,890
4.75% 5/9/32	5,000	4,982
5.25% 11/15/48	5,751	5,577
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,658
2% 4/29/30	11,793	10,402
2.125% 4/29/32	10,633	8,960
Keurig Dr. Pepper, Inc.:
2.25% 3/15/31	2,000	1,726
3.2% 5/1/30	2,000	1,864
3.8% 5/1/50	2,513	1,975
4.05% 4/15/32	11,200	10,773
4.417% 5/25/25	10,000	9,969
Molson Coors Beverage Co.:
3% 7/15/26	13,822	13,444
4.2% 7/15/46	10,509	8,809
PepsiCo, Inc.:
1.4% 2/25/31	12,450	10,413
1.625% 5/1/30	34,299	29,853
2.375% 10/6/26	5,362	5,179
3% 10/15/27	14,466	14,026
3.6% 8/13/42	2,383	1,979
3.875% 3/19/60	4,833	3,938
4.25% 10/22/44	4,766	4,262
4.45% 4/14/46	4,607	4,231
The Coca-Cola Co.:
1.375% 3/15/31	9,666	8,069
1.45% 6/1/27	6,650	6,213
1.65% 6/1/30	6,660	5,791
2.5% 6/1/40	6,660	4,905
2.5% 3/15/51	4,833	3,088
2.6% 6/1/50	6,660	4,366
2.75% 6/1/60	6,660	4,241
5% 5/13/34	6,760	7,028
5.2% 1/14/55	5,290	5,390
		333,672
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	13,024
1.6% 4/20/30	2,000	1,744
1.75% 4/20/32	2,000	1,674
Dollar General Corp. 5% 11/1/32	9,230	9,057
Dollar Tree, Inc.:
4% 5/15/25	6,356	6,304
4.2% 5/15/28	8,178	8,026
Kroger Co.:
1.7% 1/15/31	5,315	4,438
2.65% 10/15/26	2,264	2,179
3.5% 2/1/26	3,177	3,125
3.95% 1/15/50	2,900	2,287
4.65% 9/15/29	6,250	6,250
4.9% 9/15/31	2,960	2,958
5% 9/15/34	4,540	4,526
5.15% 8/1/43	2,165	2,066
5.4% 1/15/49	5,171	5,059
5.5% 9/15/54	4,670	4,578
5.65% 9/15/64	2,660	2,599
Sysco Corp.:
3.3% 7/15/26	2,606	2,549
3.3% 2/15/50	11,213	8,059
3.75% 10/1/25	4,528	4,480
6.6% 4/1/40	7,830	8,750
Target Corp.:
3.9% 11/15/47	11,736	9,759
4% 7/1/42	5,561	4,910
4.4% 1/15/33	8,300	8,311
Walmart, Inc.:
2.95% 9/24/49	5,027	3,645
3.7% 6/26/28	9,771	9,720
3.9% 4/15/28	7,300	7,283
4.05% 6/29/48	14,433	12,705
4.1% 4/15/33	7,300	7,226
4.3% 4/22/44	4,766	4,455
5.625% 4/1/40	1,589	1,744
5.625% 4/15/41	3,654	3,982
6.5% 8/15/37	6,573	7,767
		185,239
Food Products - 0.3%
Archer Daniels Midland Co. 4.5% 8/15/33	16,900	16,677
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000	1,771
Campbell Soup Co. 4.8% 3/15/48	11,120	10,111
Conagra Brands, Inc.:
4.85% 11/1/28	10,827	10,914
5.3% 11/1/38	3,936	3,875
5.4% 11/1/48	7,130	6,874
General Mills, Inc.:
2.875% 4/15/30	5,778	5,295
3% 2/1/51	4,854	3,251
4.2% 4/17/28	13,662	13,580
Kellanova:
3.25% 4/1/26	2,955	2,896
4.3% 5/15/28	4,766	4,749
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	28,596
4.375% 6/1/46	14,500	12,388
5% 7/15/35	1,000	1,014
5% 6/4/42	9,800	9,247
6.875% 1/26/39	2,000	2,311
Tyson Foods, Inc.:
4% 3/1/26	5,854	5,795
4.35% 3/1/29	7,149	7,067
5.1% 9/28/48	7,408	6,859
Unilever Capital Corp.:
1.375% 9/14/30	14,582	12,312
1.75% 8/12/31	2,000	1,695
2% 7/28/26	1,716	1,649
3.1% 7/30/25	2,383	2,354
		171,280
Household Products - 0.1%
Colgate-Palmolive Co.:
3.1% 8/15/25	2,000	1,974
3.25% 8/15/32	2,000	1,858
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	15,290
3.1% 3/26/30	3,346	3,163
3.2% 7/30/46	1,986	1,485
3.95% 11/1/28	6,766	6,715
6.625% 8/1/37	1,200	1,413
Procter & Gamble Co.:
1% 4/23/26	9,135	8,684
1.95% 4/23/31	14,500	12,759
2.3% 2/1/32	2,000	1,780
2.85% 8/11/27	3,575	3,464
3% 3/25/30	9,868	9,361
5.55% 3/5/37	2,000	2,203
		70,149
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	11,575
Kenvue, Inc.:
4.9% 3/22/33	6,173	6,316
5.05% 3/22/28	5,583	5,737
5.05% 3/22/53	6,173	6,149
		29,777
Tobacco - 0.3%
Altria Group, Inc.:
3.4% 2/4/41	10,000	7,585
3.875% 9/16/46	7,944	6,077
4.25% 8/9/42	7,768	6,527
4.8% 2/14/29	10,541	10,601
5.8% 2/14/39	7,428	7,659
5.95% 2/14/49	8,261	8,513
BAT Capital Corp.:
3.557% 8/15/27	16,817	16,405
3.984% 9/25/50	2,900	2,174
4.39% 8/15/37	8,622	7,692
4.54% 8/15/47	13,298	10,876
4.758% 9/6/49	9,666	8,093
6.421% 8/2/33	5,000	5,422
BAT International Finance PLC 5.931% 2/2/29	3,000	3,148
Philip Morris International, Inc.:
2.75% 2/25/26	2,979	2,903
3.875% 8/21/42	3,833	3,173
4.125% 3/4/43	7,944	6,750
4.875% 2/15/28	6,100	6,186
4.875% 11/15/43	4,766	4,483
5.125% 11/17/27	8,330	8,516
5.375% 2/15/33	6,430	6,631
5.75% 11/17/32	5,880	6,222
6.375% 5/16/38	1,152	1,298
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,578
5.85% 8/15/45	3,368	3,299
7.25% 6/15/37	5,735	6,507
		162,318
TOTAL CONSUMER STAPLES		952,435
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	19,106	15,882
5.125% 9/15/40	1,589	1,562
Halliburton Co.:
2.92% 3/1/30	7,656	7,030
3.8% 11/15/25	203	201
5% 11/15/45	5,989	5,616
7.45% 9/15/39	1,192	1,455
		31,746
Oil, Gas & Consumable Fuels - 1.7%
6297782 LLC:
5.026% 10/1/29 (b)	2,620	2,614
5.584% 10/1/34 (b)	2,320	2,310
6.176% 10/1/54 (b)	2,320	2,319
Apache Corp. 5.1% 9/1/40	2,383	2,108
Boardwalk Pipelines LP:
3.4% 2/15/31	2,000	1,806
4.95% 12/15/24	3,774	3,766
BP Capital Markets PLC 3.279% 9/19/27	10,121	9,852
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,489	1,480
4.95% 6/1/47	5,084	4,537
5.85% 2/1/35	9,570	9,931
6.25% 3/15/38	5,441	5,798
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,833
4.25% 4/15/27	7,547	7,464
5.4% 6/15/47	4,439	4,259
6.75% 11/15/39	457	511
Chevron Corp.:
1.554% 5/11/25	5,916	5,784
1.995% 5/11/27	4,949	4,688
2.236% 5/11/30	5,916	5,307
2.954% 5/16/26	8,737	8,553
2.978% 5/11/40	4,949	3,884
3.078% 5/11/50	5,916	4,265
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	2,993
4.95% 8/15/47	10,963	10,492
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,626
ConocoPhillips Co.:
5.05% 9/15/33	9,450	9,691
5.55% 3/15/54	9,450	9,713
5.95% 3/15/46	4,766	5,136
6.5% 2/1/39	5,981	6,863
DCP Midstream Operating LP:
3.25% 2/15/32	1,000	887
8.125% 8/16/30	2,000	2,339
Devon Energy Corp.:
5% 6/15/45	13,220	11,797
5.6% 7/15/41	2,283	2,228
Diamondback Energy, Inc. 6.25% 3/15/33	11,200	12,031
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	9,666	7,214
Enbridge, Inc.:
5.5% 12/1/46	11,511	11,499
5.625% 4/5/34	5,500	5,675
5.7% 3/8/33	3,480	3,629
8.5% 1/15/84 (c)	1,880	2,060
Energy Transfer LP:
3.75% 5/15/30	13,291	12,572
3.9% 7/15/26	5,974	5,885
4.95% 6/15/28	7,490	7,568
5% 5/15/50	14,074	12,482
5.15% 3/15/45	6,356	5,815
5.3% 4/1/44	4,607	4,303
5.4% 10/1/47	4,369	4,085
5.8% 6/15/38	6,960	7,132
6% 6/15/48	15,589	15,742
6.25% 4/15/49	2,315	2,409
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,117
3.7% 2/15/26	1,405	1,391
3.95% 2/15/27	20,557	20,392
4.2% 1/31/50	4,727	3,960
4.25% 2/15/48	15,839	13,465
4.8% 2/1/49	5,834	5,345
4.85% 8/15/42	1,986	1,867
4.85% 3/15/44	3,972	3,714
4.9% 5/15/46	3,400	3,182
4.95% 2/15/35	2,230	2,239
5.35% 1/31/33	7,800	8,112
5.55% 2/16/55	2,230	2,269
5.7% 2/15/42	1,589	1,640
7.55% 4/15/38	1,589	1,947
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,436
EQT Corp. 5.7% 4/1/28	6,471	6,647
Equinor ASA:
2.375% 5/22/30	9,144	8,261
3.125% 4/6/30	7,926	7,450
3.625% 9/10/28	9,596	9,388
3.7% 4/6/50	12,681	10,062
5.1% 8/17/40	1,589	1,590
Exxon Mobil Corp.:
3.043% 3/1/26	6,618	6,500
3.452% 4/15/51	3,316	2,521
3.482% 3/19/30	19,333	18,618
3.567% 3/6/45	5,282	4,260
4.227% 3/19/40	20,900	19,199
Hess Corp.:
5.6% 2/15/41	2,701	2,762
5.8% 4/1/47	3,383	3,509
6% 1/15/40	2,000	2,123
7.875% 10/1/29	3,300	3,769
Kinder Morgan Energy Partners LP:
4.7% 11/1/42	3,019	2,626
5% 3/1/43	795	717
5.5% 3/1/44	5,558	5,360
5.625% 9/1/41	795	781
6.55% 9/15/40	2,383	2,551
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,878
4.8% 2/1/33	2,000	1,954
5.2% 6/1/33	5,970	5,984
5.2% 3/1/48	6,974	6,429
5.3% 12/1/34	6,792	6,832
5.55% 6/1/45	12,933	12,546
Marathon Oil Corp.:
5.2% 6/1/45	3,972	3,811
6.6% 10/1/37	2,000	2,239
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	3,894
4.7% 5/1/25	17,399	17,331
6.5% 3/1/41	795	857
MPLX LP:
4.125% 3/1/27	7,506	7,423
4.7% 4/15/48	15,489	13,339
4.8% 2/15/29	7,300	7,369
5.2% 3/1/47	4,861	4,529
5.5% 2/15/49	6,892	6,609
Occidental Petroleum Corp. 6.6% 3/15/46	19,100	20,624
ONEOK, Inc.:
3.1% 3/15/30	2,000	1,846
3.4% 9/1/29	1,300	1,228
4.25% 9/15/46	4,369	3,548
4.35% 3/15/29	2,000	1,979
4.45% 9/1/49	4,640	3,772
4.5% 3/15/50	1,100	900
4.95% 7/13/47	4,647	4,138
5% 3/1/26	2,383	2,387
5.2% 7/15/48	2,399	2,202
5.65% 11/1/28	3,550	3,687
6.1% 11/15/32	8,780	9,323
6.625% 9/1/53	6,710	7,391
Ovintiv, Inc. 6.5% 2/1/38	7,055	7,493
Phillips 66 Co.:
3.85% 4/9/25	2,000	1,983
3.9% 3/15/28	2,000	1,961
4.65% 11/15/34	2,000	1,935
4.875% 11/15/44	795	731
5.875% 5/1/42	7,547	7,880
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,000	941
3.6% 11/1/24	5,719	5,699
4.65% 10/15/25	9,730	9,692
4.9% 2/15/45	1,509	1,330
6.65% 1/15/37	4,220	4,579
Sabine Pass Liquefaction LLC 4.5% 5/15/30	15,000	14,843
Schlumberger Investment SA 5% 6/1/34	3,600	3,670
Shell International Finance BV:
2% 11/7/24	7,830	7,784
2.375% 11/7/29	26,293	24,018
3.125% 11/7/49	11,116	7,891
3.25% 5/11/25	11,249	11,138
3.875% 11/13/28	6,766	6,692
4% 5/10/46	3,177	2,665
4.375% 5/11/45	10,565	9,420
6.375% 12/15/38	5,337	6,094
Spectra Energy Partners LP 3.375% 10/15/26	12,956	12,631
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,075
6.8% 5/15/38	6,708	7,494
6.85% 6/1/39	1,589	1,776
Targa Resources Corp.:
4.95% 4/15/52	6,000	5,310
6.125% 3/15/33	9,100	9,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32	2,000	1,856
4.875% 2/1/31	2,000	1,964
5% 1/15/28	1,300	1,298
5.5% 3/1/30	2,000	2,028
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	18,174
3.9% 1/15/25	2,800	2,785
4.85% 3/1/48	6,697	6,009
5.4% 3/2/26	3,600	3,635
5.65% 3/15/33	2,610	2,711
5.75% 6/24/44	1,509	1,522
TotalEnergies Capital International SA:
3.127% 5/29/50	2,832	2,014
3.455% 2/19/29	16,952	16,414
3.461% 7/12/49	5,181	3,915
TotalEnergies Capital SA:
5.15% 4/5/34	2,040	2,109
5.488% 4/5/54	2,040	2,105
5.638% 4/5/64	1,020	1,059
TransCanada PipeLines Ltd.:
4.625% 3/1/34	10,000	9,717
4.75% 5/15/38	8,334	7,908
4.875% 1/15/26	3,972	3,976
4.875% 5/15/48	3,908	3,591
5.1% 3/15/49	2,778	2,646
6.1% 6/1/40	5,321	5,630
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,308
3.95% 5/15/50	4,640	3,652
4.45% 8/1/42	6,157	5,541
4.6% 3/15/48	3,177	2,760
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,925
4% 4/1/29	7,408	7,246
4% 6/1/52	5,100	3,894
6.625% 6/15/37	7,605	8,405
Western Midstream Operating LP 4.05% 2/1/30	10,100	9,668
		987,611
TOTAL ENERGY		1,019,357
FINANCIALS - 8.9%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,647
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (c)	2,000	2,078
Banco Santander SA:
1.849% 3/25/26	13,000	12,414
2.749% 12/3/30	1,000	870
2.958% 3/25/31	14,400	12,810
3.225% 11/22/32 (c)	7,800	6,723
4.175% 3/24/28 (c)	6,000	5,899
5.294% 8/18/27	2,000	2,034
5.538% 3/14/30 (c)	13,600	13,973
6.35% 3/14/34	3,400	3,563
6.921% 8/8/33	2,600	2,817
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)	22,900	22,998
1.53% 12/6/25 (c)	39,149	38,745
1.658% 3/11/27 (c)	15,408	14,710
1.734% 7/22/27 (c)	19,987	18,961
2.015% 2/13/26 (c)	20,058	19,764
2.087% 6/14/29 (c)	4,543	4,159
2.299% 7/21/32 (c)	7,772	6,616
2.482% 9/21/36 (c)	2,100	1,740
2.651% 3/11/32 (c)	14,674	12,875
2.676% 6/19/41 (c)	18,560	13,565
2.687% 4/22/32 (c)	7,115	6,250
2.831% 10/24/51 (c)	7,984	5,350
2.972% 7/21/52 (c)	7,772	5,387
3.194% 7/23/30 (c)	38,178	35,744
3.248% 10/21/27	2,979	2,888
3.311% 4/22/42 (c)	15,200	11,986
3.366% 1/23/26 (c)	20,987	20,815
3.419% 12/20/28 (c)	24,064	23,203
3.593% 7/21/28 (c)	8,818	8,587
3.705% 4/24/28 (c)	6,991	6,834
3.824% 1/20/28 (c)	17,200	16,900
3.846% 3/8/37 (c)	4,603	4,178
3.97% 3/5/29 (c)	17,399	17,041
3.974% 2/7/30 (c)	11,231	10,930
4% 1/22/25	4,766	4,740
4.083% 3/20/51 (c)	5,027	4,231
4.183% 11/25/27	12,307	12,184
4.244% 4/24/38 (c)	2,000	1,855
4.25% 10/22/26	3,177	3,161
4.271% 7/23/29 (c)	14,306	14,154
4.33% 3/15/50 (c)	10,398	9,145
4.443% 1/20/48 (c)	12,114	10,865
4.45% 3/3/26	10,327	10,291
4.948% 7/22/28 (c)	5,000	5,051
5% 1/21/44	4,265	4,246
5.015% 7/22/33 (c)	8,900	9,004
5.288% 4/25/34 (c)	6,160	6,318
5.425% 8/15/35 (c)	3,410	3,417
5.872% 9/15/34 (c)	1,240	1,318
5.875% 2/7/42	2,610	2,850
6.11% 1/29/37	6,621	7,192
6.204% 11/10/28 (c)	7,700	8,070
7.75% 5/14/38	3,317	4,116
Bank of Montreal:
3.803% 12/15/32 (c)	9,260	8,918
4.7% 9/14/27	9,700	9,795
5.266% 12/11/26	5,200	5,293
Bank of Nova Scotia:
4.5% 12/16/25	12,615	12,539
4.75% 2/2/26	3,500	3,509
4.85% 2/1/30	12,240	12,430
5.25% 6/12/28	3,450	3,549
Barclays PLC:
2.279% 11/24/27 (c)	14,500	13,723
2.852% 5/7/26 (c)	10,633	10,452
2.894% 11/24/32 (c)	15,080	13,001
3.564% 9/23/35 (c)	7,500	6,753
4.375% 1/12/26	4,289	4,264
4.836% 5/9/28	7,626	7,564
4.95% 1/10/47	12,837	12,018
5.25% 8/17/45	4,602	4,533
5.501% 8/9/28 (c)	4,980	5,077
6.224% 5/9/34 (c)	6,500	6,905
7.119% 6/27/34 (c)	6,000	6,583
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	3,614	3,331
6.092% 10/3/33	7,914	8,512
Citigroup, Inc.:
1.122% 1/28/27 (c)	14,113	13,402
2.561% 5/1/32 (c)	11,986	10,383
2.904% 11/3/42 (c)	9,400	6,838
3.106% 4/8/26 (c)	24,746	24,420
3.52% 10/27/28 (c)	18,312	17,752
3.668% 7/24/28 (c)	32,410	31,601
3.7% 1/12/26	10,841	10,700
3.785% 3/17/33 (c)	7,100	6,554
3.887% 1/10/28 (c)	3,575	3,517
3.98% 3/20/30 (c)	28,276	27,453
4.125% 7/25/28	17,365	17,080
4.4% 6/10/25	3,177	3,160
4.412% 3/31/31 (c)	7,733	7,606
4.45% 9/29/27	28,129	27,997
4.6% 3/9/26	4,766	4,754
4.65% 7/23/48	11,261	10,268
4.75% 5/18/46	9,151	8,272
5.3% 5/6/44	1,589	1,561
5.316% 3/26/41 (c)	3,000	2,992
5.449% 6/11/35 (c)	12,600	12,949
5.5% 9/13/25	3,972	3,992
5.875% 1/30/42	4,328	4,637
8.125% 7/15/39	6,356	8,271
Citizens Financial Group, Inc.:
2.638% 9/30/32	3,302	2,682
5.718% 7/23/32 (c)	5,800	5,920
Comerica, Inc. 3.8% 7/22/26	2,899	2,824
Commonwealth Bank of Australia New York Branch 5.079% 1/10/25	2,900	2,899
Cooperatieve Rabobank UA:
3.75% 7/21/26	15,291	14,965
4.375% 8/4/25	5,147	5,110
5.25% 5/24/41	4,583	4,724
Cooperatieve Rabobank UA/NY 3.375% 5/21/25	3,217	3,181
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	19,762
1.125% 12/29/26	3,300	3,072
2.875% 1/21/25	6,037	5,995
5.125% 9/18/33	10,400	10,813
Fifth Third Bancorp:
2.55% 5/5/27	11,793	11,192
4.772% 7/28/30 (c)	6,100	6,065
8.25% 3/1/38	3,651	4,527
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (c)	5,100	5,580
1.645% 4/18/26 (c)	2,000	1,954
2.013% 9/22/28 (c)	38,714	35,737
2.099% 6/4/26 (c)	14,500	14,159
2.804% 5/24/32 (c)	22,528	19,566
4.25% 8/18/25	4,602	4,564
4.292% 9/12/26 (c)	38,971	38,677
4.375% 11/23/26	22,797	22,569
4.755% 6/9/28 (c)	7,000	7,000
4.762% 3/29/33 (c)	8,100	7,811
5.21% 8/11/28 (c)	2,000	2,028
5.25% 3/14/44	3,946	3,843
5.597% 5/17/28 (c)	3,610	3,688
5.733% 5/17/32 (c)	10,000	10,379
5.887% 8/14/27 (c)	5,500	5,615
6.254% 3/9/34 (c)	16,000	17,205
6.5% 9/15/37	8,340	8,943
6.8% 6/1/38	4,833	5,316
Huntington Bancshares, Inc.:
4.443% 8/4/28 (c)	3,100	3,091
6.208% 8/21/29 (c)	7,490	7,869
Huntington National Bank 4.552% 5/17/28 (c)	10,000	9,927
ING Groep NV:
1.726% 4/1/27 (c)	7,323	6,981
2.727% 4/1/32 (c)	7,404	6,492
4.252% 3/28/33 (c)	7,800	7,483
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)	23,779	22,337
1.953% 2/4/32 (c)	12,760	10,777
2.083% 4/22/26 (c)	29,270	28,714
2.522% 4/22/31 (c)	9,521	8,544
2.545% 11/8/32 (c)	18,588	16,076
2.95% 10/1/26	20,041	19,490
2.956% 5/13/31 (c)	9,908	9,012
3.109% 4/22/51 (c)	11,841	8,515
3.3% 4/1/26	7,149	7,019
3.509% 1/23/29 (c)	25,133	24,326
3.54% 5/1/28 (c)	13,504	13,169
3.882% 7/24/38 (c)	13,575	12,111
3.9% 7/15/25	17,158	17,044
3.96% 1/29/27 (c)	9,666	9,564
3.964% 11/15/48 (c)	7,466	6,254
4.005% 4/23/29 (c)	16,311	16,005
4.125% 12/15/26	4,667	4,636
4.203% 7/23/29 (c)	34,701	34,273
4.452% 12/5/29 (c)	9,705	9,667
4.586% 4/26/33 (c)	9,454	9,332
4.85% 2/1/44	3,972	3,897
4.912% 7/25/33 (c)	20,900	21,015
4.95% 6/1/45	7,581	7,413
4.995% 7/22/30 (c)	6,050	6,161
5.012% 1/23/30 (c)	12,500	12,717
5.294% 7/22/35 (c)	5,350	5,490
5.336% 1/23/35 (c)	15,000	15,447
5.35% 6/1/34 (c)	8,400	8,666
5.5% 10/15/40	4,528	4,773
5.6% 7/15/41	1,192	1,273
5.625% 8/16/43	3,972	4,222
6.4% 5/15/38	10,000	11,573
KeyBank NA 3.4% 5/20/26	4,289	4,158
KeyCorp 4.789% 6/1/33 (c)	7,300	7,035
Lloyds Banking Group PLC:
3.574% 11/7/28 (c)	2,000	1,933
3.75% 3/18/28 (c)	2,000	1,956
4.344% 1/9/48	11,915	9,799
4.582% 12/10/25	9,260	9,189
4.65% 3/24/26	6,831	6,788
4.716% 8/11/26 (c)	2,000	1,991
4.976% 8/11/33 (c)	2,000	1,985
5.721% 6/5/30 (c)	8,400	8,714
5.871% 3/6/29 (c)	10,800	11,188
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (c)	6,660	6,918
1.538% 7/20/27 (c)	8,941	8,439
2.309% 7/20/32 (c)	8,700	7,415
3.195% 7/18/29	11,297	10,623
3.751% 7/18/39	6,297	5,511
3.85% 3/1/26	538	532
3.961% 3/2/28	17,476	17,245
5.242% 4/19/29 (c)	17,500	17,884
5.422% 2/22/29 (c)	12,500	12,815
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	9,183	8,669
2.226% 5/25/26 (c)	10,826	10,603
2.26% 7/9/32 (c)	9,086	7,650
2.591% 5/25/31 (c)	13,146	11,704
5.382% 7/10/30 (c)	4,120	4,235
5.594% 7/10/35 (c)	4,300	4,459
5.748% 7/6/34 (c)	4,000	4,201
5.778% 7/6/29 (c)	5,120	5,320
National Australia Bank Ltd. 5.132% 11/22/24	9,111	9,106
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)	6,766	6,784
3.754% 11/1/29 (c)	10,246	10,211
4.445% 5/8/30 (c)	5,748	5,664
4.8% 4/5/26	10,366	10,365
5.516% 9/30/28 (c)	9,700	9,937
5.778% 3/1/35 (c)	2,300	2,403
5.808% 9/13/29 (c)	5,200	5,404
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	8,310
PNC Financial Services Group, Inc.:
1.15% 8/13/26	10,008	9,390
2.2% 11/1/24	5,355	5,325
2.6% 7/23/26	19,333	18,642
4.626% 6/6/33 (c)	5,000	4,826
5.354% 12/2/28 (c)	11,710	12,031
5.582% 6/12/29 (c)	9,650	9,967
5.676% 1/22/35 (c)	4,700	4,905
5.939% 8/18/34 (c)	10,750	11,381
Royal Bank of Canada:
1.2% 4/27/26	23,522	22,340
2.05% 1/21/27	16,433	15,608
3.625% 5/4/27	7,900	7,770
4.65% 1/27/26	10,319	10,299
5% 5/2/33	4,070	4,172
6% 11/1/27	10,000	10,481
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,000	1,877
4.4% 7/13/27	4,600	4,544
6.565% 6/12/29 (c)	2,900	3,035
Santander UK Group Holdings PLC:
2.469% 1/11/28 (c)	9,666	9,134
2.896% 3/15/32 (c)	1,600	1,396
6.534% 1/10/29 (c)	8,050	8,439
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,996
2.142% 9/23/30	11,020	9,513
2.174% 1/14/27	22,619	21,427
2.348% 1/15/25	7,153	7,079
2.75% 1/15/30	6,766	6,144
3.05% 1/14/42	11,600	8,991
5.52% 1/13/28	13,700	14,113
5.558% 7/9/34	2,320	2,417
5.766% 1/13/33	7,800	8,277
5.776% 7/13/33	5,600	5,949
The Toronto-Dominion Bank:
4.108% 6/8/27	9,800	9,713
4.693% 9/15/27	10,000	10,076
5.156% 1/10/28	22,920	23,399
Truist Financial Corp.:
1.267% 3/2/27 (c)	26,042	24,621
4.916% 7/28/33 (c)	4,850	4,690
5.122% 1/26/34 (c)	7,900	7,857
5.153% 8/5/32 (c)	3,000	3,030
5.711% 1/24/35 (c)	4,420	4,578
5.867% 6/8/34 (c)	3,770	3,939
U.S. Bancorp:
1.375% 7/22/30	9,666	8,136
2.677% 1/27/33 (c)	6,900	5,941
3% 7/30/29	8,603	7,979
3.1% 4/27/26	7,149	6,972
4.839% 2/1/34 (c)	12,000	11,797
5.1% 7/23/30 (c)	4,100	4,174
5.775% 6/12/29 (c)	8,900	9,241
Wells Fargo & Co.:
2.164% 2/11/26 (c)	31,482	31,051
2.188% 4/30/26 (c)	23,344	22,881
2.406% 10/30/25 (c)	40,463	40,251
2.572% 2/11/31 (c)	18,666	16,748
3% 10/23/26	16,149	15,686
3.068% 4/30/41 (c)	14,113	10,787
3.35% 3/2/33 (c)	4,543	4,088
3.526% 3/24/28 (c)	5,000	4,869
3.55% 9/29/25	3,368	3,326
3.584% 5/22/28 (c)	8,313	8,089
3.9% 5/1/45	3,781	3,147
4.1% 6/3/26	2,562	2,537
4.4% 6/14/46	5,672	4,824
4.54% 8/15/26 (c)	10,000	9,955
4.75% 12/7/46	12,709	11,366
4.897% 7/25/33 (c)	19,800	19,704
4.9% 11/17/45	7,663	7,023
5.013% 4/4/51 (c)	4,814	4,613
5.198% 1/23/30 (c)	8,500	8,676
5.375% 11/2/43	5,336	5,279
5.389% 4/24/34 (c)	25,070	25,692
5.499% 1/23/35 (c)	9,000	9,288
5.557% 7/25/34 (c)	9,000	9,288
5.574% 7/25/29 (c)	12,000	12,392
5.606% 1/15/44	9,040	9,155
Westpac Banking Corp.:
1.953% 11/20/28	5,800	5,282
2.668% 11/15/35 (c)	2,000	1,721
2.85% 5/13/26	3,774	3,679
3.02% 11/18/36 (c)	2,000	1,716
4.11% 7/24/34 (c)	11,666	11,187
4.421% 7/24/39	6,630	6,171
5.35% 10/18/24	4,800	4,799
5.405% 8/10/33 (c)	2,000	2,028
5.457% 11/18/27	10,000	10,334
		2,737,276
Capital Markets - 1.9%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,722
Ameriprise Financial, Inc. 5.15% 5/15/33	2,900	2,985
Ares Capital Corp.:
2.15% 7/15/26	20,441	19,277
3.25% 7/15/25	5,027	4,942
5.95% 7/15/29	7,200	7,337
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	13,920
2.8% 5/4/26	4,472	4,357
4.414% 7/24/26 (c)	17,300	17,221
4.543% 2/1/29 (c)	7,200	7,236
4.975% 3/14/30 (c)	9,000	9,210
5.188% 3/14/35 (c)	9,740	9,949
Bank of New York, New York 5.224% 11/21/25 (c)	10,000	9,996
Blackrock Funding, Inc.:
4.6% 7/26/27	4,530	4,595
5.35% 1/8/55	5,390	5,531
BlackRock, Inc. 2.1% 2/25/32	11,503	9,774
Blackstone Private Credit Fund:
2.7% 1/15/25	12,663	12,518
4.7% 3/24/25	16,881	16,789
5.95% 7/16/29 (b)	7,400	7,454
Brookfield Finance, Inc.:
2.724% 4/15/31	19,988	17,696
3.625% 2/15/52	1,600	1,166
5.968% 3/4/54	4,350	4,581
Charles Schwab Corp.:
2% 3/20/28	16,771	15,452
2.45% 3/3/27	19,333	18,411
2.9% 3/3/32	7,200	6,369
6.136% 8/24/34 (c)	4,350	4,673
CI Financial Corp. 3.2% 12/17/30	2,000	1,654
CME Group, Inc.:
2.65% 3/15/32	2,803	2,499
5.3% 9/15/43	4,930	5,172
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,479
4.5% 4/1/25	2,573	2,557
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	4,949	4,668
3.035% 5/28/32 (c)	9,100	7,964
3.729% 1/14/32 (c)	10,100	8,931
4.1% 1/13/26	17,316	17,090
Franklin Resources, Inc.:
1.6% 10/30/30	2,000	1,674
2.85% 3/30/25	3,019	2,980
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,886
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	13,639	13,366
1.093% 12/9/26 (c)	33,156	31,570
2.383% 7/21/32 (c)	22,445	19,111
2.6% 2/7/30	9,666	8,773
2.615% 4/22/32 (c)	24,562	21,360
2.65% 10/21/32 (c)	12,566	10,847
3.102% 2/24/33 (c)	5,000	4,423
3.272% 9/29/25 (c)	4,833	4,823
3.436% 2/24/43 (c)	5,063	4,009
3.5% 1/23/25	41,477	41,201
3.691% 6/5/28 (c)	14,113	13,779
3.75% 2/25/26	4,622	4,569
3.85% 1/26/27	24,021	23,670
4.017% 10/31/38 (c)	1,000	886
4.25% 10/21/25	3,972	3,943
4.411% 4/23/39 (c)	5,770	5,331
4.75% 10/21/45	12,534	11,857
5.049% 7/23/30 (c)	18,500	18,776
5.95% 1/15/27	11,915	12,276
6.25% 2/1/41	5,900	6,585
6.75% 10/1/37	20,049	22,597
HPS Corporate Lending Fund 6.25% 9/30/29 (b)	4,100	4,175
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	7,319
2.65% 9/15/40	10,990	8,060
3.75% 12/1/25	4,567	4,519
3.75% 9/21/28	7,411	7,227
4% 9/15/27	11,200	11,091
4.25% 9/21/48	8,390	7,309
4.6% 3/15/33	4,600	4,578
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,933	1,645
4.15% 1/23/30	11,213	10,784
Moody's Corp.:
2% 8/19/31	1,400	1,188
3.25% 1/15/28	12,663	12,266
3.75% 3/24/25	1,000	993
4.25% 8/8/32	1,000	973
4.875% 12/17/48	8,233	7,728
Morgan Stanley:
1.164% 10/21/25 (c)	23,310	23,170
1.512% 7/20/27 (c)	7,810	7,366
1.593% 5/4/27 (c)	11,397	10,827
2.188% 4/28/26 (c)	19,478	19,096
2.239% 7/21/32 (c)	21,895	18,529
2.475% 1/21/28 (c)	2,000	1,904
2.484% 9/16/36 (c)	1,600	1,319
2.511% 10/20/32 (c)	3,963	3,398
3.125% 7/27/26	4,448	4,336
3.217% 4/22/42 (c)	14,442	11,324
3.591% 7/22/28 (c)	47,701	46,368
3.7% 10/23/24	4,766	4,755
3.772% 1/24/29 (c)	9,753	9,517
3.875% 1/27/26	6,171	6,105
3.95% 4/23/27	27,155	26,769
3.971% 7/22/38 (c)	18,965	16,901
4.3% 1/27/45	1,589	1,425
4.375% 1/22/47	8,818	7,888
4.457% 4/22/39 (c)	6,005	5,635
5.042% 7/19/30 (c)	8,300	8,441
5.123% 2/1/29 (c)	14,400	14,652
5.297% 4/20/37 (c)	7,300	7,240
5.32% 7/19/35 (c)	8,400	8,581
5.597% 3/24/51 (c)	10,295	10,954
5.948% 1/19/38 (c)	2,720	2,817
6.296% 10/18/28 (c)	24,000	25,230
6.375% 7/24/42	2,303	2,655
7.25% 4/1/32	795	933
NASDAQ, Inc.:
2.5% 12/21/40	2,000	1,392
5.35% 6/28/28	4,280	4,422
5.55% 2/15/34	3,920	4,083
5.95% 8/15/53	1,232	1,320
6.1% 6/28/63	4,600	4,981
Nomura Holdings, Inc.:
2.608% 7/14/31	1,000	855
3.103% 1/16/30	19,128	17,449
5.099% 7/3/25	2,000	1,999
5.605% 7/6/29	7,500	7,727
6.07% 7/12/28	5,700	5,946
Northern Trust Corp. 1.95% 5/1/30	17,158	15,140
S&P Global, Inc.:
2.9% 3/1/32	34,219	30,775
2.95% 1/22/27	4,833	4,687
State Street Corp.:
1.684% 11/18/27 (c)	15,869	14,986
2.65% 5/19/26	5,997	5,825
4.821% 1/26/34 (c)	5,200	5,194
UBS AG:
5% 7/9/27	2,000	2,028
7.5% 2/15/28	15,400	16,810
UBS Group AG:
4.55% 4/17/26	8,685	8,656
4.875% 5/15/45	8,979	8,478
		1,149,210
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,778	4,747
2.45% 10/29/26	10,778	10,272
3% 10/29/28	5,800	5,424
3.4% 10/29/33	5,896	5,140
3.65% 7/21/27	3,698	3,599
3.85% 10/29/41	5,896	4,840
3.875% 1/23/28	12,472	12,147
4.45% 10/1/25	7,824	7,778
5.3% 1/19/34	2,050	2,076
6.45% 4/15/27	23,302	24,246
Ally Financial, Inc.:
2.2% 11/2/28	11,270	10,107
5.8% 5/1/25	14,790	14,820
6.184% 7/26/35 (c)	6,930	7,058
6.848% 1/3/30 (c)	2,900	3,067
6.992% 6/13/29 (c)	2,870	3,044
8% 11/1/31	2,000	2,283
American Express Co.:
3.95% 8/1/25	18,100	17,956
4.05% 12/3/42	5,541	4,901
5.282% 7/27/29 (c)	12,000	12,326
5.284% 7/26/35 (c)	10,480	10,710
Capital One Financial Corp.:
2.359% 7/29/32 (c)	3,300	2,648
3.3% 10/30/24	11,544	11,503
3.75% 7/28/26	7,746	7,588
3.75% 3/9/27	28,095	27,523
3.8% 1/31/28	10,327	10,019
5.247% 7/26/30 (c)	5,600	5,657
5.817% 2/1/34 (c)	3,450	3,525
6.051% 2/1/35 (c)	6,850	7,110
6.377% 6/8/34 (c)	3,470	3,687
Discover Financial Services 4.5% 1/30/26	14,948	14,857
Ford Motor Credit Co. LLC:
5.85% 5/17/27	9,000	9,153
6.125% 3/8/34	5,000	5,059
6.798% 11/7/28	10,510	11,077
6.8% 5/12/28	23,835	25,006
7.122% 11/7/33	6,390	6,903
GE Capital International Funding Co. 3.373% 11/15/25	22,877	22,516
John Deere Capital Corp.:
2.65% 6/10/26	3,972	3,862
2.8% 9/8/27	5,561	5,343
3.45% 3/7/29	15,887	15,349
5.05% 6/12/34	6,740	6,934
Synchrony Financial:
3.7% 8/4/26	3,752	3,666
5.15% 3/19/29	21,635	21,548
Toyota Motor Credit Corp.:
1.15% 8/13/27	16,723	15,318
1.9% 1/13/27	8,796	8,332
3% 4/1/25	2,000	1,978
3.05% 3/22/27	11,570	11,250
4.45% 6/29/29	2,000	2,012
4.55% 8/9/29	17,190	17,335
		453,299
Financial Services - 0.9%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	13,792
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	9,006
4.5% 2/11/43	1,589	1,552
Blue Owl Credit Income Corp. 6.6% 9/15/29 (b)	3,431	3,495
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	25,530
3% 2/24/50	11,116	7,599
3.017% 1/16/27	7,547	7,329
3.06% 6/17/41	6,766	5,157
4.812% 2/13/33	5,950	5,952
Corebridge Financial, Inc.:
3.9% 4/5/32	4,549	4,212
4.35% 4/5/42	4,800	4,130
6.875% 12/15/52 (c)	5,300	5,414
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,521
2.6% 11/15/29	7,675	7,076
3.4% 11/15/49	8,313	6,302
Equitable Holdings, Inc.:
4.35% 4/20/28	6,519	6,436
5% 4/20/48	2,000	1,866
5.594% 1/11/33	2,700	2,792
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	16,072
2.25% 3/1/31	16,065	13,899
Fiserv, Inc.:
3.5% 7/1/29	8,797	8,424
4.4% 7/1/49	14,614	12,528
Global Payments, Inc.:
1.2% 3/1/26	23,465	22,251
2.15% 1/15/27	10,000	9,469
2.9% 5/15/30	2,000	1,800
4.45% 6/1/28	2,000	1,979
5.95% 8/15/52	5,500	5,590
Jackson Financial, Inc. 5.17% 6/8/27	9,500	9,629
Japan International Cooperation Agency 1.75% 4/28/31	7,910	6,790
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
3% 5/15/32	8,000	6,837
5.75% 4/1/33	19,650	20,115
KfW:
0.375% 7/18/25	13,678	13,201
0.625% 1/22/26	42,629	40,592
2% 5/2/25	3,038	2,985
2.5% 11/20/24	8,281	8,233
2.875% 4/3/28	12,201	11,824
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,631
3.35% 3/26/30	7,992	7,652
3.8% 11/21/46	3,019	2,536
3.85% 3/26/50	14,152	11,748
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	14,810	14,209
5.8% 1/15/33	5,500	5,875
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,597
2.3% 6/1/30	12,566	11,244
4.4% 6/1/32	10,000	9,924
Sixth Street Lending Partners 6.5% 3/11/29 (b)	3,790	3,871
The Western Union Co. 2.85% 1/10/25	8,700	8,621
Visa, Inc.:
1.1% 2/15/31	16,240	13,415
1.9% 4/15/27	11,387	10,792
2.05% 4/15/30	16,761	15,022
2.7% 4/15/40	9,473	7,260
2.75% 9/15/27	9,468	9,114
3.15% 12/14/25	9,257	9,113
4.3% 12/14/45	5,275	4,783
Voya Financial, Inc.:
3.65% 6/15/26	12,542	12,324
5.7% 7/15/43	2,979	2,966
		513,076
Insurance - 0.7%
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,615
4% 10/15/46	3,003	2,488
Allstate Corp.:
3.28% 12/15/26	3,750	3,657
4.2% 12/15/46	6,005	5,105
American International Group, Inc.:
3.875% 1/15/35	2,145	1,981
4.2% 4/1/28	14,734	14,517
4.375% 6/30/50	4,543	3,945
4.5% 7/16/44	7,050	6,294
4.7% 7/10/35	4,607	4,415
4.75% 4/1/48	7,808	7,189
Aon Corp. 3.75% 5/2/29	1,800	1,743
Aon North America, Inc.:
5.45% 3/1/34	5,950	6,157
5.75% 3/1/54	3,200	3,314
Aon PLC:
4.6% 6/14/44	1,271	1,130
4.75% 5/15/45	4,671	4,260
Arthur J. Gallagher & Co.:
3.5% 5/20/51	1,200	865
5.75% 3/2/53	4,060	4,119
Assurant, Inc. 4.9% 3/27/28	3,900	3,905
Athene Holding Ltd.:
3.5% 1/15/31	5,413	4,981
3.95% 5/25/51	2,000	1,487
4.125% 1/12/28	2,000	1,961
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	9,682
3.967% 11/15/46	1,986	1,716
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,482
2.85% 10/15/50	10,633	7,302
2.875% 3/15/32	2,000	1,823
4.2% 8/15/48	9,429	8,456
5.75% 1/15/40	11,222	12,411
Brighthouse Financial, Inc. 3.85% 12/22/51	7,600	4,986
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,945
Chubb INA Holdings, Inc.:
1.375% 9/15/30	21,411	18,168
3.35% 5/3/26	7,152	7,024
4.35% 11/3/45	3,177	2,852
5% 3/15/34	3,100	3,177
CNA Financial Corp. 5.5% 6/15/33	3,100	3,211
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	5,123	5,071
4.85% 4/17/28	1,700	1,709
5.625% 8/16/32	1,900	1,938
6.1% 3/15/55 (b)	5,000	5,057
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	5,201
3.6% 8/19/49	6,760	5,146
4.4% 3/15/48	7,713	6,748
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,673
4.35% 3/1/48	2,417	1,929
4.375% 6/15/50	4,833	3,830
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,617
Markel Group, Inc.:
3.35% 9/17/29	4,833	4,559
3.5% 11/1/27	4,000	3,877
6% 5/16/54	5,200	5,388
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	3,868	3,312
4.35% 1/30/47	2,224	1,940
4.375% 3/15/29	6,116	6,139
4.9% 3/15/49	7,388	6,995
MetLife, Inc.:
3.6% 11/13/25	9,666	9,557
4.125% 8/13/42	6,959	6,040
4.55% 3/23/30	8,990	9,117
4.6% 5/13/46	3,589	3,283
4.721% 12/15/44 (c)	3,972	3,650
5.375% 7/15/33	5,845	6,120
5.875% 2/6/41	2,059	2,197
6.375% 6/15/34	2,000	2,234
Principal Financial Group, Inc.:
4.3% 11/15/46	6,356	5,489
5.375% 3/15/33	1,200	1,236
Progressive Corp.:
2.45% 1/15/27	3,765	3,612
2.5% 3/15/27	7,346	7,030
3% 3/15/32	13,862	12,554
4.2% 3/15/48	4,398	3,811
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,246
3.905% 12/7/47	437	352
3.935% 12/7/49	8,515	6,854
4.35% 2/25/50	9,924	8,599
4.418% 3/27/48	5,044	4,381
5.125% 3/1/52 (c)	3,335	3,249
5.7% 12/14/36	302	322
6% 9/1/52 (c)	5,360	5,498
6.75% 3/1/53 (c)	1,800	1,913
The Chubb Corp. 6.5% 5/15/38	2,788	3,226
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	4,131
4.3% 8/25/45	1,159	1,026
5.45% 5/25/53	2,300	2,405
6.25% 6/15/37	6,633	7,462
6.75% 6/20/36	4,500	5,249
Unum Group 6% 6/15/54	4,580	4,663
Willis Group North America, Inc.:
4.65% 6/15/27	5,827	5,837
5.35% 5/15/33	6,000	6,110
		414,945
TOTAL FINANCIALS		5,267,806
HEALTH CARE - 2.9%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	12,276	12,201
2.95% 11/21/26	8,990	8,738
3.2% 11/21/29	15,370	14,564
3.6% 5/14/25	7,149	7,081
3.8% 3/15/25	7,006	6,958
4.05% 11/21/39	8,990	8,143
4.25% 11/14/28	6,585	6,610
4.25% 11/21/49	14,886	12,979
4.3% 5/14/36	4,972	4,763
4.4% 11/6/42	3,793	3,485
4.45% 5/14/46	5,561	5,038
4.5% 5/14/35	10,000	9,831
4.55% 3/15/35	5,282	5,211
4.7% 5/14/45	10,467	9,840
4.75% 3/15/45	5,028	4,774
4.8% 3/15/29	6,500	6,640
4.875% 11/14/48	4,630	4,451
5.05% 3/15/34	9,930	10,233
5.4% 3/15/54	6,500	6,736
Amgen, Inc.:
1.65% 8/15/28	15,418	13,883
1.9% 2/21/25	6,476	6,375
2.3% 2/25/31	16,400	14,292
2.6% 8/19/26	8,340	8,049
2.8% 8/15/41	15,756	11,643
3.125% 5/1/25	1,589	1,568
3.35% 2/22/32	5,640	5,166
3.375% 2/21/50	8,893	6,590
4.4% 5/1/45	7,888	6,871
4.663% 6/15/51	9,908	8,819
4.875% 3/1/53	8,280	7,608
5.15% 3/2/28	12,880	13,156
5.25% 3/2/33	8,730	8,972
5.6% 3/2/43	10,000	10,220
5.65% 3/2/53	11,643	11,975
Biogen, Inc.:
2.25% 5/1/30	1,600	1,412
4.05% 9/15/25	10,000	9,916
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	10,150
2.8% 10/1/50	11,832	7,770
3.65% 3/1/26	4,909	4,843
4.15% 3/1/47	9,882	8,375
4.75% 3/1/46	8,737	8,094
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,000	1,710
		335,733
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,490
4.75% 11/30/36	3,575	3,618
4.9% 11/30/46	8,261	8,178
Baxter International, Inc.:
1.915% 2/1/27	11,725	11,008
2.539% 2/1/32	12,914	11,029
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	6,388
3.7% 6/6/27	22,048	21,605
4.685% 12/15/44	8,630	7,836
5.081% 6/7/29	6,000	6,147
Boston Scientific Corp.:
4% 3/1/29	8,579	8,433
4.7% 3/1/49	13,845	12,984
GE Healthcare Technologies, Inc.:
5.65% 11/15/27	5,180	5,349
5.905% 11/22/32	10,170	10,836
Medtronic, Inc. 4.625% 3/15/45	10,267	9,654
Stryker Corp.:
1.95% 6/15/30	7,395	6,458
2.9% 6/15/50	7,395	5,082
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	8,951
		149,046
Health Care Providers & Services - 1.2%
Aetna, Inc.:
3.875% 8/15/47	4,157	3,151
4.125% 11/15/42	9,013	7,358
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,340
Banner Health:
2.907% 1/1/42	1,305	981
2.913% 1/1/51	10,923	7,606
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	8,115
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	6,255
Cardinal Health, Inc. 4.368% 6/15/47	11,033	9,314
Centene Corp.:
2.5% 3/1/31	2,000	1,698
2.625% 8/1/31	14,500	12,300
3.375% 2/15/30	16,200	14,834
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,386
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,426
Cigna Group:
4.125% 11/15/25	7,829	7,776
4.375% 10/15/28	21,090	20,973
4.5% 2/25/26	9,262	9,246
4.8% 8/15/38	18,723	17,954
4.8% 7/15/46	6,037	5,486
4.9% 12/15/48	6,764	6,214
6.125% 11/15/41	2,383	2,559
CommonSpirit Health:
3.91% 10/1/50	12,300	9,770
4.35% 11/1/42	1,589	1,401
CVS Health Corp.:
2.7% 8/21/40	12,035	8,309
2.875% 6/1/26	5,958	5,777
3% 8/15/26	13,153	12,740
3.25% 8/15/29	13,963	13,048
3.875% 7/20/25	3,701	3,664
4.1% 3/25/25	3,272	3,254
4.3% 3/25/28	18,985	18,756
4.875% 7/20/35	2,462	2,375
5% 1/30/29	19,800	20,081
5.05% 3/25/48	21,765	19,292
5.125% 7/20/45	6,997	6,318
5.3% 6/1/33	15,530	15,596
5.3% 12/5/43	3,489	3,275
5.625% 2/21/53	3,100	2,967
6.05% 6/1/54	6,650	6,707
Elevance Health, Inc.:
2.55% 3/15/31	1,100	972
3.125% 5/15/50	6,766	4,702
3.65% 12/1/27	27,589	26,993
4.1% 5/15/32	9,100	8,780
4.375% 12/1/47	8,311	7,178
4.55% 3/1/48	3,741	3,296
4.625% 5/15/42	2,065	1,895
4.65% 1/15/43	1,589	1,454
4.75% 2/15/33	10,000	9,969
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	6,806
HCA Holdings, Inc.:
3.625% 3/15/32	2,000	1,818
4.125% 6/15/29	11,900	11,609
4.375% 3/15/42	10,000	8,555
5.25% 6/15/49	18,865	17,510
5.6% 4/1/34	10,000	10,276
Humana, Inc.:
1.35% 2/3/27	10,039	9,300
2.15% 2/3/32	11,863	9,838
3.125% 8/15/29	6,457	6,033
4.95% 10/1/44	1,986	1,804
ICON Investments Six Designated Activity 5.849% 5/8/29	3,056	3,193
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	7,036
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,471
4.15% 5/1/47	5,204	4,561
4.875% 4/1/42	1,430	1,402
Massachusetts General Brigham, Inc. 4.117% 7/1/55	2,780	2,380
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	2,083
MidMichigan Health 3.409% 6/1/50	3,730	2,766
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,408
4.063% 8/1/56	2,089	1,793
Novant Health, Inc. 3.168% 11/1/51	6,588	4,687
NYU Hospitals Center 4.784% 7/1/44	6,037	5,861
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,572
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	878
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,313
Sabra Health Care LP 3.2% 12/1/31	2,000	1,735
Sutter Health 3.361% 8/15/50	14,596	10,934
Trinity Health Corp. 2.632% 12/1/40	3,512	2,593
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,993
1.25% 1/15/26	6,254	5,997
2% 5/15/30	2,900	2,556
2.3% 5/15/31	2,662	2,324
2.9% 5/15/50	6,273	4,269
3.05% 5/15/41	16,300	12,532
3.25% 5/15/51	3,045	2,195
3.375% 4/15/27	4,289	4,198
3.7% 8/15/49	8,334	6,567
3.75% 7/15/25	2,780	2,763
3.75% 10/15/47	7,594	6,069
3.85% 6/15/28	9,222	9,105
3.875% 12/15/28	11,908	11,736
3.875% 8/15/59	9,958	7,708
4.2% 1/15/47	2,859	2,463
4.375% 3/15/42	9,373	8,527
4.625% 7/15/35	7,300	7,241
4.75% 7/15/45	1,327	1,251
4.95% 5/15/62	4,700	4,384
5.15% 7/15/34	7,200	7,398
5.25% 2/15/28	8,360	8,666
5.35% 2/15/33	7,610	7,965
5.625% 7/15/54	12,470	13,025
5.8% 3/15/36	1,000	1,082
5.875% 2/15/53	7,600	8,217
6.625% 11/15/37	2,000	2,323
6.875% 2/15/38	1,300	1,541
Universal Health Services, Inc. 2.65% 10/15/30	4,000	3,535
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,369
		683,755
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	1,883	1,718
Revvity, Inc.:
0.85% 9/15/24	4,476	4,468
2.25% 9/15/31	5,519	4,650
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,997
5.086% 8/10/33	2,820	2,909
5.3% 2/1/44	4,622	4,668
		30,410
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,832
2.25% 5/28/31	7,008	6,110
4.875% 3/3/33	4,110	4,219
AstraZeneca PLC:
4.375% 11/16/45	5,989	5,459
4.375% 8/17/48	9,825	8,873
6.45% 9/15/37	4,582	5,280
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	3,038	2,981
3.95% 4/15/45 (b)	1,104	816
Bristol-Myers Squibb Co.:
3.2% 6/15/26	2,128	2,088
3.25% 8/1/42	2,224	1,727
3.4% 7/26/29	4,508	4,332
3.55% 3/15/42	18,866	15,396
4.125% 6/15/39	3,769	3,413
4.25% 10/26/49	9,631	8,228
4.35% 11/15/47	5,317	4,626
4.55% 2/20/48	11,255	10,116
4.9% 2/22/29	7,530	7,721
5.2% 2/22/34	12,270	12,727
5.55% 2/22/54	8,543	8,819
Eli Lilly & Co.:
2.25% 5/15/50	17,138	10,544
4.2% 8/14/29	6,460	6,474
4.6% 8/14/34	5,440	5,455
4.875% 2/27/53	4,640	4,544
4.95% 2/27/63	3,300	3,220
5.05% 8/14/54	7,780	7,810
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	6,568
Haleon U.S. Capital LLC:
3.375% 3/24/27	14,422	14,071
3.625% 3/24/32	14,451	13,426
Johnson & Johnson:
0.55% 9/1/25	6,409	6,167
2.1% 9/1/40	7,409	5,224
2.45% 3/1/26	4,440	4,331
2.45% 9/1/60	7,409	4,483
3.4% 1/15/38	7,411	6,519
3.5% 1/15/48	4,766	3,859
3.625% 3/3/37	3,177	2,897
4.375% 12/5/33	2,600	2,647
4.5% 9/1/40	1,800	1,758
4.5% 12/5/43	5,262	5,131
4.85% 5/15/41	3,383	3,433
4.9% 6/1/31	5,000	5,194
Merck & Co., Inc.:
2.35% 6/24/40	10,000	7,134
2.45% 6/24/50	4,418	2,758
2.75% 2/10/25	5,729	5,674
3.6% 9/15/42	1,589	1,315
3.7% 2/10/45	5,084	4,167
3.9% 3/7/39	11,666	10,490
4.05% 5/17/28	7,500	7,499
4.5% 5/17/33	11,325	11,338
5% 5/17/53	11,000	10,830
Mylan NV 5.2% 4/15/48	2,383	2,041
Novartis Capital Corp.:
1.75% 2/14/25	7,443	7,338
2.75% 8/14/50	10,923	7,510
3% 11/20/25	8,317	8,184
3.1% 5/17/27	4,679	4,563
3.7% 9/21/42	2,244	1,919
4% 11/20/45	4,162	3,641
Pfizer Investment Enterprises:
4.45% 5/19/28	20,080	20,178
4.65% 5/19/30	9,923	10,088
4.75% 5/19/33	6,140	6,173
5.11% 5/19/43	10,390	10,272
5.34% 5/19/63	17,600	17,467
Pfizer, Inc.:
2.55% 5/28/40	7,297	5,310
2.7% 5/28/50	3,596	2,409
3% 12/15/26	5,321	5,187
3.45% 3/15/29	6,618	6,415
3.9% 3/15/39	5,004	4,462
4% 12/15/36	9,447	8,832
4.1% 9/15/38	2,000	1,837
4.125% 12/15/46	2,613	2,255
4.2% 9/15/48	6,196	5,365
4.4% 5/15/44	3,328	3,094
7.2% 3/15/39	4,289	5,245
Royalty Pharma PLC 3.35% 9/2/51	8,800	5,944
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	710	695
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	12,000	10,536
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,216
5.25% 6/15/46	2,622	2,271
Viatris, Inc.:
1.65% 6/22/25	1,800	1,748
2.7% 6/22/30	12,760	11,233
4% 6/22/50	8,750	6,202
Wyeth LLC 5.95% 4/1/37	2,000	2,186
Zoetis, Inc.:
3.95% 9/12/47	1,589	1,302
4.7% 2/1/43	1,032	959
		499,800
TOTAL HEALTH CARE		1,698,744
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.75% 5/15/28	7,466	7,359
4.25% 4/1/50	3,867	3,395
General Electric Co.:
3.625% 5/1/30	9,492	9,066
6.875% 1/10/39	119	140
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	2,000	1,938
L3Harris Technologies, Inc.:
2.9% 12/15/29	1,000	924
3.832% 4/27/25	5,000	4,959
5.4% 7/31/33	7,000	7,216
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	2,981
4.09% 9/15/52	12,077	10,276
4.95% 10/15/25	10,000	10,045
5.25% 1/15/33	10,000	10,490
5.7% 11/15/54	5,000	5,436
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,439
3.85% 4/15/45	1,489	1,224
4.03% 10/15/47	14,958	12,489
4.75% 6/1/43	3,177	2,975
RTX Corp.:
1.9% 9/1/31	9,570	7,991
3.15% 12/15/24	7,070	6,995
3.75% 11/1/46	5,929	4,704
4.05% 5/4/47	1,851	1,529
4.125% 11/16/28	11,685	11,537
4.35% 4/15/47	5,243	4,537
4.45% 11/16/38	12,715	11,839
4.5% 6/1/42	5,863	5,307
4.625% 11/16/48	10,491	9,450
4.875% 10/15/40	795	760
5.15% 2/27/33	9,600	9,843
5.4% 5/1/35	1,800	1,870
5.7% 4/15/40	1,589	1,670
The Boeing Co.:
2.5% 3/1/25	3,654	3,595
2.7% 2/1/27	6,297	5,969
2.95% 2/1/30	8,056	7,157
3.625% 3/1/48	3,177	2,163
3.65% 3/1/47	2,192	1,502
3.75% 2/1/50	12,276	8,479
4.875% 5/1/25	13,891	13,833
5.15% 5/1/30	9,666	9,641
5.705% 5/1/40	31,541	30,658
5.805% 5/1/50	14,268	13,467
6.298% 5/1/29 (b)	5,180	5,410
6.528% 5/1/34 (b)	5,200	5,507
6.875% 3/15/39	2,622	2,831
		285,596
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	6,900	6,061
3.1% 8/5/29	5,027	4,727
3.9% 2/1/35	4,686	4,328
4.05% 2/15/48	2,900	2,344
4.4% 1/15/47	6,356	5,404
4.55% 4/1/46	1,192	1,042
4.95% 10/17/48	6,273	5,779
5.25% 5/15/50	3,383	3,273
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,720
3.4% 11/15/46	2,104	1,653
3.625% 10/1/42	1,100	901
3.75% 11/15/47	6,842	5,462
4.25% 3/15/49	3,190	2,759
4.45% 4/1/30	4,833	4,880
5.5% 5/22/54	3,600	3,745
6.2% 1/15/38	6,986	7,837
		65,915
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,905
2.493% 2/15/27	7,105	6,810
2.722% 2/15/30	12,373	11,325
3.377% 4/5/40	4,959	4,000
3.577% 4/5/50	11,213	8,589
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	11,850	11,972
Masco Corp.:
2% 2/15/31	7,383	6,251
3.125% 2/15/51	3,735	2,551
Owens Corning:
3.95% 8/15/29	5,413	5,238
5.95% 6/15/54	4,330	4,475
		71,116
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	14,700
2.9% 7/1/26	3,352	3,260
3.2% 3/15/25	8,957	8,866
3.95% 5/15/28	8,340	8,233
5.2% 11/15/34	4,520	4,657
Waste Management, Inc.:
4.15% 7/15/49	10,186	8,868
4.95% 7/3/27	1,920	1,957
4.95% 7/3/31	1,860	1,910
		52,451
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
3% 4/1/25	10,000	9,886
3.05% 2/15/51	3,499	2,436
3.25% 6/15/27	5,958	5,815
3.55% 2/15/50	4,833	3,754
3.9% 8/1/46	3,686	3,057
4.05% 6/15/48	13,373	11,331
4.125% 6/15/47	2,264	1,948
4.15% 4/1/45	1,350	1,169
4.375% 9/1/42	3,575	3,244
4.45% 3/15/43	2,000	1,826
4.55% 9/1/44	2,383	2,186
4.9% 4/1/44	3,177	3,063
5.2% 4/15/54	2,400	2,412
6.15% 5/1/37	2,000	2,243
Canadian National Railway Co.:
2.45% 5/1/50	13,253	8,326
3.2% 8/2/46	2,622	1,974
3.85% 8/5/32	2,000	1,902
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	8,484
2.05% 3/5/30	1,800	1,590
2.45% 12/2/31	20,546	17,770
3.1% 12/2/51	9,405	6,543
CSX Corp.:
3.25% 6/1/27	3,972	3,872
3.8% 11/1/46	4,544	3,680
3.95% 5/1/50	2,840	2,345
4.1% 11/15/32	13,500	13,079
4.1% 3/15/44	5,382	4,647
4.5% 3/15/49	10,963	9,817
4.75% 11/15/48	4,599	4,282
Norfolk Southern Corp.:
3% 3/15/32	4,000	3,586
3.65% 8/1/25	9,532	9,425
3.8% 8/1/28	9,444	9,280
3.95% 10/1/42	1,509	1,273
4.05% 8/15/52	6,859	5,600
4.45% 3/1/33	22,050	21,713
4.65% 1/15/46	2,589	2,349
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,808
2.375% 5/20/31	2,000	1,772
2.4% 2/5/30	2,000	1,819
2.75% 3/1/26	5,290	5,158
2.8% 2/14/32	11,666	10,455
2.891% 4/6/36	7,292	6,154
3% 4/15/27	3,972	3,849
3.25% 2/5/50	10,720	7,859
3.35% 8/15/46	3,750	2,829
3.375% 2/14/42	4,000	3,194
3.6% 9/15/37	2,622	2,303
3.799% 10/1/51	2,224	1,783
3.839% 3/20/60	11,170	8,648
3.95% 9/10/28	2,000	1,984
4.95% 5/15/53	3,730	3,642
		264,164
Industrial Conglomerates - 0.2%
3M Co.:
2% 2/14/25	5,027	4,958
2.375% 8/26/29	8,822	7,993
2.65% 4/15/25	3,613	3,564
2.875% 10/15/27	3,177	3,040
3.05% 4/15/30	2,912	2,725
3.125% 9/19/46	2,192	1,574
3.25% 8/26/49	6,797	4,921
3.7% 4/15/50	3,595	2,795
5.7% 3/15/37	1,900	2,064
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,923
1.95% 6/1/30	8,796	7,758
2.5% 11/1/26	5,688	5,491
2.8% 6/1/50	8,168	5,643
3.812% 11/21/47	1,113	913
4.7% 2/1/30	3,540	3,600
4.875% 9/1/29	4,580	4,701
5% 3/1/35	6,720	6,894
5.25% 3/1/54	4,580	4,648
Trane Technologies Financing Ltd.:
3.8% 3/21/29	11,400	11,106
4.65% 11/1/44	4,766	4,381
		96,692
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	11,416	10,425
2.4% 8/9/26	2,264	2,183
Caterpillar, Inc.:
3.25% 9/19/49	13,214	9,823
3.803% 8/15/42	1,986	1,694
5.3% 9/15/35	5,561	5,982
Cummins, Inc. 1.5% 9/1/30	4,833	4,133
Deere & Co.:
2.875% 9/7/49	9,579	6,732
3.9% 6/9/42	7,000	6,117
5.375% 10/16/29	795	837
Eaton Corp.:
4% 11/2/32	1,509	1,455
4.15% 11/2/42	1,509	1,339
4.7% 8/23/52	5,800	5,446
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	9,603
3.362% 2/15/50	8,091	5,936
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,363
4% 6/14/49	4,727	3,911
4.1% 3/1/47	4,496	3,783
4.5% 9/15/29	2,000	2,004
Stanley Black & Decker, Inc.:
2.3% 2/24/25	2,000	1,971
4.25% 11/15/28	4,000	3,974
5.2% 9/1/40	7,100	6,967
		98,678
Passenger Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	5,885	5,090
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,040	3,796
Southwest Airlines Co.:
2.625% 2/10/30	2,000	1,789
5.125% 6/15/27	8,833	8,907
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	345	329
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	7,626	7,881
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	7,843	7,362
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	1,784	1,779
		36,933
Professional Services - 0.0%
Leidos, Inc. 2.3% 2/15/31	1,300	1,112
Thomson Reuters Corp.:
3.35% 5/15/26	5,561	5,437
5.5% 8/15/35	2,000	2,082
		8,631
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.2% 1/15/27	6,863	6,489
2.3% 2/1/25	5,000	4,934
3% 2/1/30	1,900	1,736
3.125% 12/1/30	9,666	8,737
3.625% 12/1/27	7,593	7,361
5.2% 7/15/31	2,600	2,619
		31,876
TOTAL INDUSTRIALS		1,012,052
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.5% 9/20/26	3,972	3,847
3.5% 6/15/25	3,392	3,362
4.85% 2/26/29	7,570	7,777
5.05% 2/26/34	7,300	7,563
5.3% 2/26/54	3,650	3,768
5.9% 2/15/39	9,863	10,913
		37,230
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. 5.25% 4/5/34	5,710	5,875
Corning, Inc.:
3.9% 11/15/49	4,833	3,879
4.75% 3/15/42	3,972	3,667
Dell International LLC/EMC Corp.:
4.9% 10/1/26	7,506	7,545
5.3% 10/1/29	19,994	20,645
6.02% 6/15/26	9,161	9,357
8.1% 7/15/36	8,303	10,214
8.35% 7/15/46	9,542	12,719
Tyco Electronics Group SA:
3.7% 2/15/26	4,253	4,205
7.125% 10/1/37	1,966	2,361
Vontier Corp. 2.95% 4/1/31	3,500	3,027
		83,494
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	11,406	10,882
5.55% 8/22/34	3,740	3,771
IBM Corp.:
1.95% 5/15/30	11,102	9,711
2.95% 5/15/50	11,005	7,383
3.3% 5/15/26	9,666	9,480
3.5% 5/15/29	13,474	12,990
4.25% 5/15/49	8,612	7,326
4.4% 7/27/32	8,100	7,987
4.7% 2/19/46	3,932	3,610
5.6% 11/30/39	6,500	6,866
		80,006
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	11,812	8,706
3.5% 12/5/26	1,700	1,672
Applied Materials, Inc. 4.35% 4/1/47	10,263	9,329
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,382
3.875% 1/15/27	3,043	3,001
Broadcom, Inc.:
2.45% 2/15/31 (b)	28,182	24,590
2.6% 2/15/33 (b)	9,400	7,880
3.187% 11/15/36 (b)	1,000	827
3.419% 4/15/33 (b)	11,000	9,801
3.459% 9/15/26	10,027	9,818
3.469% 4/15/34 (b)	3,391	2,996
3.75% 2/15/51 (b)	17,216	13,383
4.3% 11/15/32	9,956	9,615
4.75% 4/15/29	13,584	13,687
Intel Corp.:
2% 8/12/31	7,124	5,860
2.45% 11/15/29	10,216	9,057
2.8% 8/12/41	10,000	6,831
3.05% 8/12/51	7,124	4,426
3.25% 11/15/49	8,313	5,403
3.734% 12/8/47	2,594	1,851
3.9% 3/25/30	9,048	8,591
4% 8/5/29	2,000	1,925
4.1% 5/19/46	5,561	4,296
4.1% 5/11/47	1,906	1,467
4.15% 8/5/32	2,000	1,875
4.6% 3/25/40	2,000	1,765
4.75% 3/25/50	9,512	7,980
4.875% 2/10/28	10,180	10,171
5.625% 2/10/43	5,000	4,854
5.7% 2/10/53	8,000	7,651
5.9% 2/10/63	1,600	1,555
Lam Research Corp. 2.875% 6/15/50	11,648	7,960
Marvell Technology, Inc. 2.95% 4/15/31	2,000	1,787
Micron Technology, Inc.:
2.703% 4/15/32	8,400	7,196
4.663% 2/15/30	6,573	6,561
5.375% 4/15/28	8,560	8,751
NVIDIA Corp.:
2% 6/15/31	20,182	17,636
2.85% 4/1/30	8,603	8,067
3.5% 4/1/50	4,785	3,877
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	17,641	15,133
5% 1/15/33	8,500	8,491
Qualcomm, Inc.:
1.65% 5/20/32	14,000	11,468
3.45% 5/20/25	2,000	1,982
4.3% 5/20/47	8,023	7,144
4.8% 5/20/45	2,000	1,933
5.4% 5/20/33	18,000	19,257
Texas Instruments, Inc.:
1.9% 9/15/31	2,000	1,723
3.65% 8/16/32	2,000	1,909
4.15% 5/15/48	5,526	4,838
4.6% 2/15/28	10,000	10,146
5.05% 5/18/63	7,000	6,883
		358,987
Software - 0.6%
Fortinet, Inc. 2.2% 3/15/31	2,000	1,714
Microsoft Corp.:
2.525% 6/1/50	32,153	21,415
2.675% 6/1/60	5,334	3,462
2.7% 2/12/25	13,643	13,516
2.921% 3/17/52	36,922	26,721
3.041% 3/17/62	3,278	2,297
3.45% 8/8/36	2,307	2,110
4.2% 11/3/35	1,700	1,700
Oracle Corp.:
1.65% 3/25/26	9,109	8,697
2.5% 4/1/25	8,564	8,432
2.65% 7/15/26	7,149	6,903
2.875% 3/25/31	11,675	10,447
2.95% 5/15/25	3,972	3,915
2.95% 4/1/30	12,477	11,459
3.25% 11/15/27	13,584	13,125
3.6% 4/1/40	13,600	10,954
3.6% 4/1/50	12,383	9,041
3.85% 7/15/36	8,047	7,075
3.85% 4/1/60	14,393	10,399
3.95% 3/25/51	10,575	8,177
4% 7/15/46	7,785	6,195
4% 11/15/47	13,899	10,983
4.125% 5/15/45	2,383	1,944
4.3% 7/8/34	3,078	2,910
4.9% 2/6/33	15,000	15,010
5.375% 7/15/40	19,029	18,816
6.125% 7/8/39	1,800	1,942
Roper Technologies, Inc.:
1% 9/15/25	7,443	7,161
1.4% 9/15/27	7,250	6,636
1.75% 2/15/31	7,250	6,044
2% 6/30/30	14,306	12,414
3.8% 12/15/26	6,752	6,654
Salesforce, Inc.:
1.95% 7/15/31	10,300	8,795
2.7% 7/15/41	12,000	8,812
VMware, Inc.:
1.4% 8/15/26	22,344	21,018
4.65% 5/15/27	2,000	2,003
4.7% 5/15/30	2,000	1,998
		320,894
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	13,591
0.7% 2/8/26	10,933	10,403
1.125% 5/11/25	10,000	9,759
1.2% 2/8/28	10,000	9,122
1.25% 8/20/30	13,098	11,174
1.7% 8/5/31	7,886	6,741
2.375% 2/8/41	13,368	9,746
2.45% 8/4/26	16,363	15,845
2.55% 8/20/60	5,162	3,399
2.65% 5/11/50	4,157	2,814
2.85% 8/5/61	7,887	5,224
2.9% 9/12/27	11,161	10,811
2.95% 9/11/49	21,247	15,315
3% 11/13/27	7,944	7,727
3.2% 5/13/25	8,332	8,254
3.2% 5/11/27	13,008	12,745
3.35% 8/8/32	7,000	6,614
3.75% 9/12/47	4,833	4,079
3.75% 11/13/47	5,541	4,651
3.85% 5/4/43	10,327	9,120
4% 5/10/28	3,300	3,311
4.25% 2/9/47	1,986	1,829
4.3% 5/10/33	3,300	3,365
4.375% 5/13/45	3,725	3,505
4.5% 2/23/36	7,355	7,520
4.65% 2/23/46	14,788	14,483
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (c)	7,746	7,741
6.2% 10/15/35 (c)	6,390	6,878
6.35% 10/15/45 (c)	1,493	1,603
HP, Inc.:
2.2% 6/17/25	11,261	11,005
4.2% 4/15/32	6,450	6,150
5.5% 1/15/33	2,000	2,069
6% 9/15/41	3,192	3,363
		249,956
TOTAL INFORMATION TECHNOLOGY		1,130,567
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,629
2.05% 5/15/30	5,220	4,633
2.7% 5/15/40	4,495	3,362
2.8% 5/15/50	5,346	3,621
Celanese U.S. Holdings LLC:
6.33% 7/15/29	2,000	2,114
6.35% 11/15/28	3,640	3,830
6.379% 7/15/32	7,400	7,822
6.7% 11/15/33	3,500	3,784
CF Industries Holdings, Inc. 4.95% 6/1/43	5,900	5,407
DuPont de Nemours, Inc.:
4.725% 11/15/28	13,619	13,816
5.319% 11/15/38	5,128	5,504
Eastman Chemical Co. 4.65% 10/15/44	2,383	2,100
Ecolab, Inc.:
1.3% 1/30/31	6,356	5,249
2.7% 11/1/26	5,243	5,066
2.75% 8/18/55	8,768	5,653
Linde, Inc.:
3.2% 1/30/26	5,036	4,951
3.55% 11/7/42	1,589	1,315
LYB International Finance BV 4.875% 3/15/44	4,647	4,220
LYB International Finance II BV 3.5% 3/2/27	19,438	18,958
LYB International Finance III LLC:
3.375% 10/1/40	7,366	5,671
3.625% 4/1/51	7,366	5,305
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,520
Nutrien Ltd.:
4% 12/15/26	9,055	8,947
4.2% 4/1/29	4,109	4,057
5% 4/1/49	7,152	6,579
5.25% 1/15/45	2,780	2,664
5.625% 12/1/40	1,430	1,444
Sherwin-Williams Co.:
2.95% 8/15/29	2,000	1,862
3.45% 6/1/27	17,609	17,167
3.8% 8/15/49	2,919	2,305
4.5% 6/1/47	6,776	6,005
The Dow Chemical Co.:
2.1% 11/15/30	6,863	6,014
3.6% 11/15/50	7,056	5,155
4.375% 11/15/42	3,872	3,335
4.8% 11/30/28	6,792	6,886
4.8% 5/15/49	6,112	5,432
9.4% 5/15/39	2,383	3,274
The Mosaic Co.:
4.05% 11/15/27	4,575	4,495
5.625% 11/15/43	2,979	2,956
Westlake Corp.:
3.125% 8/15/51	6,500	4,257
5% 8/15/46	1,589	1,447
		213,811
Construction Materials - 0.0%
CRH America Finance, Inc. 5.4% 5/21/34	4,800	4,944
Martin Marietta Materials, Inc. 3.5% 12/15/27	2,000	1,947
		6,891
Containers & Packaging - 0.1%
Amcor Group Finance 5.45% 5/23/29	13,600	13,988
International Paper Co.:
4.4% 8/15/47	6,908	5,917
5.15% 5/15/46	1,438	1,368
WRKCo, Inc.:
3% 6/15/33	2,000	1,746
3.375% 9/15/27	2,000	1,931
4.2% 6/1/32	4,833	4,657
		29,607
Metals & Mining - 0.3%
ArcelorMittal SA:
6.35% 6/17/54	2,810	2,826
6.8% 11/29/32	9,000	9,851
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,523
Barrick North America Finance LLC 5.75% 5/1/43	2,000	2,062
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	2,000	2,114
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	7,460	7,547
4.9% 2/28/33	8,000	8,103
5% 9/30/43	3,783	3,705
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	32,029
Newmont Corp.:
2.25% 10/1/30	14,340	12,716
2.8% 10/1/29	2,707	2,513
5.45% 6/9/44	5,093	5,141
Nucor Corp.:
2.7% 6/1/30	3,900	3,568
2.979% 12/15/55	3,177	2,019
6.4% 12/1/37	4,833	5,483
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	10,432
7.125% 7/15/28	1,589	1,741
Rio Tinto Finance (U.S.A.) PLC 5.125% 3/9/53	5,600	5,563
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,886
5.25% 11/8/42	4,588	4,441
7.5% 7/27/35	4,833	5,698
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	18,048
6.125% 6/12/33	2,150	2,252
6.4% 6/28/54	1,270	1,295
Vale SA 5.625% 9/11/42	5,243	5,247
		160,803
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	10,704
6% 1/15/29	9,570	9,778
		20,482
TOTAL MATERIALS		431,594
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	5,988
3% 5/18/51	5,582	3,550
4.85% 4/15/49	9,154	8,113
American Homes 4 Rent LP:
4.25% 2/15/28	7,636	7,505
5.5% 7/15/34	3,900	3,978
American Tower Corp.:
1.3% 9/15/25	7,221	6,949
2.1% 6/15/30	12,189	10,606
3.1% 6/15/50	4,456	3,037
3.55% 7/15/27	6,792	6,594
3.7% 10/15/49	4,833	3,665
AvalonBay Communities, Inc.:
2.05% 1/15/32	2,000	1,697
2.3% 3/1/30	4,833	4,327
5% 2/15/33	3,800	3,835
Boston Properties, Inc.:
2.55% 4/1/32	1,100	893
2.75% 10/1/26	5,561	5,298
2.9% 3/15/30	1,400	1,235
3.25% 1/30/31	15,176	13,361
3.4% 6/21/29	2,300	2,124
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,381
4.05% 7/1/30	4,868	4,663
4.125% 6/15/26	5,997	5,925
4.125% 5/15/29	5,363	5,202
Camden Property Trust 4.1% 10/15/28	2,000	1,965
Corporate Office Properties LP 2.75% 4/15/31	4,000	3,431
Crown Castle, Inc.:
1.35% 7/15/25	21,460	20,811
2.25% 1/15/31	5,771	4,927
3.25% 1/15/51	5,220	3,621
5.1% 5/1/33	12,860	12,853
EPR Properties:
4.5% 6/1/27	2,000	1,957
4.95% 4/15/28	4,000	3,952
Equinix Europe 2 Financing Corp. LLC 5.5% 6/15/34	12,510	12,947
ERP Operating LP:
1.85% 8/1/31	14,500	12,178
3.25% 8/1/27	10,314	10,020
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34	9,020	9,119
Healthpeak OP, LLC:
3% 1/15/30	9,937	9,163
3.4% 2/1/25	387	384
5.25% 12/15/32	3,000	3,052
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,829
Kilroy Realty LP:
2.5% 11/15/32	2,100	1,636
2.65% 11/15/33	1,700	1,302
Kimco Realty OP, LLC:
1.9% 3/1/28	8,216	7,486
3.8% 4/1/27	3,177	3,113
4.125% 12/1/46	7,944	6,342
4.45% 9/1/47	4,114	3,463
Kite Realty Group Trust 4% 3/15/25	1,400	1,386
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,992
NNN (REIT), Inc. 3% 4/15/52	6,766	4,359
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,757
4.5% 1/15/25	6,362	6,335
4.5% 4/1/27	7,547	7,457
Prologis LP:
1.625% 3/15/31	11,425	9,510
1.75% 2/1/31	23,383	19,698
2.125% 4/15/27	9,502	8,993
3.25% 10/1/26	3,701	3,624
4.875% 6/15/28	2,700	2,748
5.25% 6/15/53	3,300	3,268
Realty Income Corp.:
3.4% 1/15/30	2,000	1,882
3.95% 8/15/27	6,200	6,115
4.7% 12/15/28	4,500	4,537
4.85% 3/15/30	15,000	15,210
4.9% 7/15/33	6,450	6,411
5.05% 1/13/26	4,500	4,500
Simon Property Group LP:
2.2% 2/1/31	21,169	18,335
3.25% 9/13/49	9,260	6,571
3.375% 12/1/27	17,551	17,018
UDR, Inc. 2.1% 6/15/33	12,929	10,189
Ventas Realty LP:
3.25% 10/15/26	2,780	2,696
3.5% 2/1/25	3,177	3,148
3.85% 4/1/27	7,547	7,398
4% 3/1/28	17,202	16,828
4.125% 1/15/26	1,152	1,140
4.375% 2/1/45	2,383	2,020
4.875% 4/15/49	2,262	2,042
VICI Properties LP:
4.375% 5/15/25	2,000	1,981
4.75% 2/15/28	11,117	11,073
5.125% 5/15/32	5,838	5,771
6.125% 4/1/54	3,000	3,060
Vornado Realty LP 3.4% 6/1/31	2,000	1,698
Welltower OP LLC:
4.95% 9/1/48	7,944	7,514
6.5% 3/15/41	1,100	1,217
Weyerhaeuser Co. 4% 4/15/30	9,183	8,862
WP Carey, Inc. 2.45% 2/1/32	2,000	1,680
		493,500
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,533
Digital Realty Trust LP:
3.7% 8/15/27	8,356	8,151
4.45% 7/15/28	2,000	1,985
Essex Portfolio LP:
1.65% 1/15/31	2,000	1,649
1.7% 3/1/28	2,000	1,813
2.55% 6/15/31	2,000	1,727
3% 1/15/30	1,477	1,358
3.375% 4/15/26	2,000	1,954
4% 3/1/29	4,833	4,691
Extra Space Storage LP 5.35% 1/15/35	9,180	9,254
Mid-America Apartments LP:
1.1% 9/15/26	2,000	1,866
3.95% 3/15/29	5,510	5,399
Tanger Properties LP 3.875% 7/15/27	4,925	4,784
		49,164
TOTAL REAL ESTATE		542,664
UTILITIES - 2.5%
Electric Utilities - 1.9%
AEP Texas, Inc.:
3.8% 10/1/47	3,383	2,564
4.7% 5/15/32	4,000	3,939
AEP Transmission Co. LLC:
2.75% 8/15/51	5,703	3,622
4% 12/1/46	3,000	2,491
5.4% 3/15/53	3,440	3,458
Alabama Power Co.:
1.45% 9/15/30	14,500	12,249
3.7% 12/1/47	4,679	3,670
3.75% 3/1/45	795	639
4.15% 8/15/44	3,694	3,164
4.3% 7/15/48	4,671	4,009
5.2% 6/1/41	3,058	2,976
American Electric Power Co., Inc.:
3.25% 3/1/50	2,494	1,717
4.3% 12/1/28	13,893	13,737
Appalachian Power Co.:
4.45% 6/1/45	4,766	4,003
4.5% 3/1/49	7,259	6,100
Arizona Public Service Co.:
2.95% 9/15/27	5,861	5,595
5.55% 8/1/33	8,900	9,150
6.35% 12/15/32	4,000	4,342
Baltimore Gas & Electric Co.:
2.25% 6/15/31	2,000	1,726
2.9% 6/15/50	6,360	4,200
3.5% 8/15/46	1,986	1,518
5.4% 6/1/53	2,300	2,324
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	6,565
3.55% 8/1/42	1,509	1,203
4.25% 2/1/49	2,068	1,754
4.95% 4/1/33	4,500	4,522
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,404
Commonwealth Edison Co.:
3.2% 11/15/49	13,533	9,504
3.65% 6/15/46	2,272	1,774
3.7% 3/1/45	2,462	1,967
3.75% 8/15/47	4,885	3,860
4% 3/1/48	5,426	4,451
4% 3/1/49	4,762	3,872
Connecticut Light & Power Co. 5.25% 1/15/53	4,200	4,221
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,815
4.45% 3/15/44	6,356	5,656
4.5% 5/15/58	7,530	6,478
4.65% 12/1/48	8,317	7,520
5.2% 3/1/33	30,000	30,998
5.5% 12/1/39	1,986	2,035
Dayton Power & Light Co. 3.95% 6/15/49	1,400	1,072
DTE Electric Co.:
1.9% 4/1/28	7,800	7,176
3.95% 3/1/49	2,900	2,400
5.2% 3/1/34	5,700	5,881
5.4% 4/1/53	4,690	4,776
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,148
2.95% 12/1/26	4,766	4,626
3.2% 8/15/49	6,345	4,455
3.75% 6/1/45	1,589	1,266
3.875% 3/15/46	3,097	2,502
4% 9/30/42	2,979	2,540
4.95% 1/15/33	8,000	8,125
5.4% 1/15/54	4,800	4,857
6% 1/15/38	1,800	1,960
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,666
2.65% 9/1/26	10,605	10,231
3.75% 9/1/46	7,253	5,539
4.2% 6/15/49	7,520	6,098
4.5% 8/15/32	1,000	974
4.8% 12/15/45	2,216	1,983
5% 8/15/52	1,600	1,468
5.45% 6/15/34	8,340	8,593
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,471
Duke Energy Ohio, Inc. 4.3% 2/1/49	21,562	18,177
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	8,870
4.15% 12/1/44	1,430	1,211
4.375% 3/30/44	1,589	1,409
5.35% 3/15/53	7,000	6,966
Edison International:
4.125% 3/15/28	2,000	1,959
5.75% 6/15/27	2,000	2,049
Entergy Corp.:
0.9% 9/15/25	13,436	12,929
2.95% 9/1/26	3,734	3,620
3.75% 6/15/50	3,287	2,417
Entergy Louisiana LLC:
2.35% 6/15/32	18,700	15,824
3.12% 9/1/27	1,600	1,543
4.2% 9/1/48	2,526	2,083
Entergy Mississippi LLC 5.85% 6/1/54	3,120	3,292
Entergy, Inc.:
3.55% 9/30/49	3,211	2,356
4% 3/30/29	14,040	13,809
5.15% 1/15/33	3,100	3,173
5.3% 9/15/33	5,730	5,863
Eversource Energy:
2.55% 3/15/31	12,735	11,005
2.9% 10/1/24	6,792	6,778
3.35% 3/15/26	5,251	5,144
3.45% 1/15/50	3,548	2,585
Exelon Corp.:
3.95% 6/15/25	15,612	15,485
4.05% 4/15/30	2,000	1,950
5.1% 6/15/45	874	831
5.3% 3/15/33	12,280	12,640
FirstEnergy Corp.:
1.6% 1/15/26	9,970	9,538
2.25% 9/1/30	10,730	9,336
3.4% 3/1/50	2,900	2,062
4.15% 7/15/27	6,752	6,623
5.1% 7/15/47	3,732	3,331
Florida Power & Light Co.:
2.45% 2/3/32	2,000	1,740
3.125% 12/1/25	4,051	3,985
3.15% 10/1/49	5,556	3,995
3.8% 12/15/42	8,900	7,445
4.05% 10/1/44	4,304	3,694
4.125% 6/1/48	9,771	8,323
5.1% 4/1/33	7,400	7,623
Georgia Power Co.:
3.25% 3/30/27	6,781	6,618
4.65% 5/16/28	4,830	4,879
4.7% 5/15/32	4,000	4,008
4.95% 5/17/33	10,160	10,270
5.25% 3/15/34	5,700	5,878
Indiana Michigan Power Co. 3.25% 5/1/51	3,867	2,691
Interstate Power and Light Co.:
2.3% 6/1/30	11,051	9,757
3.25% 12/1/24	2,000	1,989
IPALCO Enterprises, Inc. 5.75% 4/1/34	4,000	4,117
ITC Holdings Corp. 3.35% 11/15/27	2,000	1,929
MidAmerican Energy Co. 3.15% 4/15/50	7,100	5,009
Nevada Power Co. 3.125% 8/1/50	5,300	3,566
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,934
1.9% 6/15/28	9,666	8,808
2.44% 1/15/32	13,630	11,618
5% 7/15/32	8,800	8,912
5.05% 2/28/33	9,100	9,176
Northern States Power Co.:
2.6% 6/1/51	10,440	6,579
2.9% 3/1/50	9,483	6,398
3.4% 8/15/42	1,589	1,258
4.125% 5/15/44	3,575	3,047
NSTAR Electric Co.:
3.2% 5/15/27	6,076	5,893
4.95% 9/15/52	3,710	3,530
Oglethorpe Power Corp.:
4.5% 4/1/47	2,500	2,128
5.05% 10/1/48	2,000	1,838
5.8% 6/1/54 (b)	4,250	4,334
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	24,346
3.1% 9/15/49	15,204	10,506
3.8% 9/30/47	7,733	6,222
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	11,325
3.25% 6/1/31	4,833	4,322
3.45% 7/1/25	4,833	4,765
3.5% 6/15/25	9,666	9,530
4.2% 3/1/29	1,000	973
4.2% 6/1/41	24,166	19,633
4.55% 7/1/30	30,062	29,399
4.75% 2/15/44	967	831
5.45% 6/15/27	1,100	1,117
6.7% 4/1/53	5,910	6,466
PacifiCorp:
4.125% 1/15/49	10,692	8,622
4.15% 2/15/50	2,900	2,318
6% 1/15/39	4,919	5,203
PG&E Wildfire Recovery:
5.081% 6/1/43	1,000	1,017
5.099% 6/1/54	5,100	5,156
5.212% 12/1/49	11,120	11,261
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,460
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	6,187
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	7,397
4.15% 10/1/45	2,780	2,394
Progress Energy, Inc. 6% 12/1/39	4,131	4,358
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,606
3.8% 6/15/47	3,678	2,853
4.1% 6/1/32	2,000	1,923
4.1% 6/15/48	2,000	1,612
6.25% 9/1/37	2,000	2,196
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	7,291
3.15% 1/1/50	9,135	6,556
3.65% 9/1/42	2,244	1,841
4% 6/1/44	3,972	3,292
5.2% 8/1/33	3,300	3,413
5.3% 8/1/54	2,870	2,925
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,344
Southern California Edison Co.:
2.25% 6/1/30	7,198	6,355
2.95% 2/1/51	15,950	10,573
3.7% 8/1/25	2,000	1,979
4% 4/1/47	7,944	6,431
4.125% 3/1/48	5,606	4,630
4.875% 3/1/49	8,000	7,370
5.7% 3/1/53	3,300	3,380
5.85% 11/1/27	9,900	10,301
Southern Co.:
3.25% 7/1/26	10,737	10,480
3.7% 4/30/30	10,000	9,552
4.4% 7/1/46	5,814	5,067
5.15% 10/6/25	8,000	8,025
Southwestern Electric Power Co.:
1.65% 3/15/26	10,000	9,568
5.3% 4/1/33	5,310	5,389
Tampa Electric Co.:
4.45% 6/15/49	9,306	8,181
6.15% 5/15/37	4,972	5,387
Tucson Electric Power Co. 5.2% 9/15/34	6,200	6,224
Union Electric Co.:
3.9% 9/15/42	2,940	2,469
5.45% 3/15/53	7,400	7,459
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,140
3.3% 12/1/49	5,800	4,117
3.8% 4/1/28	11,844	11,604
3.8% 9/15/47	6,522	5,079
4.2% 5/15/45	8,383	7,090
4.45% 2/15/44	2,185	1,943
4.6% 12/1/48	5,624	4,978
5.05% 8/15/34	2,170	2,184
6% 5/15/37	1,589	1,716
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,180
Xcel Energy, Inc.:
3.35% 12/1/26	2,383	2,318
4% 6/15/28	1,900	1,861
4.6% 6/1/32	11,300	11,013
		1,096,129
Gas Utilities - 0.2%
Atmos Energy Corp.:
1.5% 1/15/31	2,000	1,666
5.45% 10/15/32	13,820	14,547
5.9% 11/15/33	7,550	8,179
CenterPoint Energy Resources Corp.:
4% 4/1/28	7,400	7,257
4.4% 7/1/32	2,000	1,935
5.25% 3/1/28	2,400	2,452
5.4% 7/1/34	5,710	5,824
Eastern Energy Gas Holdings LLC 2.5% 11/15/24	8,816	8,762
Piedmont Natural Gas Co., Inc.:
3.5% 6/1/29	10,000	9,552
5.1% 2/15/35	2,450	2,446
Southern California Gas Co.:
2.6% 6/15/26	10,509	10,170
5.05% 9/1/34	8,300	8,418
6.35% 11/15/52	4,200	4,727
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	8,585
Southwest Gas Corp. 5.45% 3/23/28	6,606	6,754
Washington Gas Light Co. 3.796% 9/15/46	2,400	1,893
		103,167
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
3.25% 6/1/25	15,566	15,348
5.75% 3/15/54	7,400	7,467
6.25% 10/1/39	2,000	2,172
Emera U.S. Finance LP:
3.55% 6/15/26	2,100	2,045
4.75% 6/15/46	4,138	3,568
		30,600
Multi-Utilities - 0.4%
Ameren Corp. 1.95% 3/15/27	8,995	8,428
Ameren Illinois Co.:
3.8% 5/15/28	1,500	1,473
4.5% 3/15/49	5,993	5,339
4.95% 6/1/33	4,600	4,652
5.55% 7/1/54	2,700	2,783
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,663
3.7% 7/15/30	7,954	7,657
3.8% 7/15/48	7,944	6,160
4.25% 10/15/50	6,859	5,698
4.5% 2/1/45	5,282	4,801
5.15% 11/15/43	6,144	6,055
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	3,617
CMS Energy Corp. 4.875% 3/1/44	3,972	3,724
Consumers Energy Co.:
2.65% 8/15/52	5,707	3,763
3.5% 8/1/51	2,900	2,267
4.7% 1/15/30	7,660	7,771
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,610
Dominion Energy, Inc.:
3.375% 4/1/30	20,308	19,012
3.9% 10/1/25	10,247	10,147
4.35% 8/15/32	2,000	1,949
4.9% 8/1/41	1,589	1,461
DTE Energy Co.:
2.85% 10/1/26	4,766	4,610
3.8% 3/15/27	10,732	10,456
4.22% 11/1/24	6,090	6,076
4.95% 7/1/27	5,690	5,752
NiSource, Inc.:
0.95% 8/15/25	10,826	10,423
1.7% 2/15/31	12,856	10,681
3.49% 5/15/27	6,076	5,919
3.95% 3/30/48	7,944	6,296
4.375% 5/15/47	3,797	3,238
4.8% 2/15/44	4,369	3,989
Public Service Enterprise Group, Inc. 2.45% 11/15/31	5,100	4,377
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,335
4.1% 6/15/30	11,406	10,870
San Diego Gas & Electric Co.:
4.5% 8/15/40	795	742
5.35% 4/1/53	1,300	1,298
Sempra:
3.25% 6/15/27	4,846	4,686
3.8% 2/1/38	6,737	5,738
4% 2/1/48	17,508	13,888
6% 10/15/39	795	834
		233,238
Water Utilities - 0.0%
American Water Capital Corp.:
2.8% 5/1/30	2,000	1,828
2.95% 9/1/27	4,833	4,654
3.45% 6/1/29	4,833	4,637
4.45% 6/1/32	12,000	11,895
6.593% 10/15/37	5,173	5,961
		28,975
TOTAL UTILITIES		1,492,109
TOTAL NONCONVERTIBLE BONDS (Cost $16,853,179)		15,586,629

U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.6%
Fannie Mae:
0.375% 8/25/25	28,421	27,341
0.5% 6/17/25	31,957	30,962
0.625% 4/22/25	33,907	33,071
0.75% 10/8/27	16,844	15,345
0.875% 8/5/30	40,385	34,053
1.625% 10/15/24	17,834	17,758
1.875% 9/24/26	10,605	10,174
2.125% 4/24/26	3,177	3,082
6.625% 11/15/30	9,666	11,082
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,898
0.5% 4/14/25	44,410	43,317
3.25% 11/16/28	19,830	19,419
5.5% 7/15/36	13,190	14,809
Freddie Mac:
0.375% 7/21/25	20,972	20,243
0.375% 9/23/25	23,695	22,724
6.25% 7/15/32	6,116	7,071
6.75% 3/15/31	20,653	23,989
Tennessee Valley Authority:
0.75% 5/15/25	27,394	26,646
4.25% 9/15/65	5,896	5,328
5.25% 9/15/39	15,887	17,061
5.375% 4/1/56	4,286	4,716
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		395,089
U.S. Treasury Obligations - 42.8%
U.S. Treasury Bonds:
1.125% 5/15/40	225,912	146,225
1.125% 8/15/40	46,741	29,987
1.25% 5/15/50	23,148	12,161
1.375% 11/15/40	42,618	28,304
1.375% 8/15/50	17,748	9,612
1.625% 11/15/50	144,329	83,457
1.75% 8/15/41	185,755	129,122
1.875% 2/15/41	60,554	43,547
1.875% 2/15/51	176,269	108,702
1.875% 11/15/51	107,574	66,007
2% 11/15/41	67,944	49,039
2% 2/15/50	17,590	11,262
2% 8/15/51	272,800	172,951
2.25% 5/15/41	172,934	131,450
2.25% 8/15/46	25,430	17,877
2.25% 8/15/49	15,290	10,404
2.25% 2/15/52	109,990	73,998
2.375% 2/15/42	48,988	37,397
2.375% 11/15/49	8,121	5,672
2.375% 5/15/51	217,870	151,173
2.5% 2/15/45	80,939	60,786
2.5% 2/15/46	20,048	14,885
2.75% 11/15/42	1,066	857
2.75% 8/15/47	7,039	5,395
2.75% 11/15/47	27,659	21,152
2.875% 5/15/43	89,344	72,693
2.875% 5/15/52	167,800	129,678
3% 11/15/44	41,913	34,360
3% 5/15/45	119,853	97,980
3% 11/15/45	16,313	13,287
3% 2/15/47	10,813	8,714
3% 5/15/47	19,396	15,603
3% 8/15/52	353,800	280,649
3.125% 2/15/43	23,007	19,520
3.125% 8/15/44	72,478	60,732
3.25% 5/15/42	271,300	236,391
3.375% 8/15/42	273,700	242,182
3.375% 5/15/44	147,527	128,746
3.375% 11/15/48	4,631	3,947
3.625% 8/15/43	65,327	59,415
3.625% 2/15/44	2,123	1,926
3.625% 2/15/53	87,850	78,801
3.625% 5/15/53	108,800	97,661
3.75% 11/15/43	1,970	1,821
3.875% 2/15/43	54,200	51,293
3.875% 5/15/43	57,550	54,322
4% 11/15/42	245,800	237,159
4% 11/15/52	310,100	297,599
4.125% 8/15/53	119,400	117,250
4.25% 5/15/39	6,384	6,513
4.25% 11/15/40	644	653
4.25% 8/15/44	81,650	79,673
4.25% 2/15/54	406,859	408,448
4.25% 8/15/54	99,650	100,273
4.375% 2/15/38	20,955	21,802
4.375% 11/15/39	80	82
4.375% 5/15/40	6,355	6,558
4.375% 5/15/41	6,610	6,785
4.375% 8/15/43	185,800	187,629
4.5% 2/15/36 (d)	20,270	21,476
4.5% 5/15/38	5,410	5,693
4.5% 8/15/39	4,450	4,656
4.5% 2/15/44	57,150	58,579
4.625% 2/15/40	8,282	8,784
4.625% 5/15/44	71,850	74,825
4.625% 5/15/54	108,100	115,532
4.75% 2/15/41	4,765	5,122
4.75% 11/15/43	142,750	151,337
6.25% 5/15/30	48,578	54,694
U.S. Treasury Notes:
0.375% 12/31/25	242,294	230,473
0.375% 1/31/26	13	12
0.375% 7/31/27	251,927	228,358
0.375% 9/30/27	49,874	44,980
0.5% 2/28/26	286,549	271,707
0.5% 10/31/27	354,566	320,107
0.625% 7/31/26	184,631	173,387
0.625% 11/30/27	37,166	33,614
0.625% 12/31/27	42,643	38,469
0.625% 5/15/30	293,612	246,588
0.625% 8/15/30	30,689	25,573
0.75% 5/31/26	102,419	96,838
0.75% 8/31/26	301,288	283,058
0.875% 6/30/26	74,538	70,488
0.875% 9/30/26	155,614	146,325
1.125% 10/31/26	125,566	118,415
1.125% 2/28/27	143,363	134,184
1.125% 2/29/28	262,029	239,429
1.125% 8/31/28	64,238	58,012
1.25% 11/30/26	60,243	56,873
1.25% 12/31/26	111,104	104,737
1.25% 5/31/28	78,201	71,377
1.25% 6/30/28	329,983	300,581
1.25% 8/15/31	214,724	181,258
1.375% 8/31/26	46,589	44,323
1.375% 12/31/28	106,427	96,416
1.5% 8/15/26	104,698	99,930
1.5% 1/31/27	380,445	359,982
1.5% 11/30/28	41,895	38,218
1.5% 2/15/30	723,990	643,446
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,282
1.625% 11/30/26	45,785	43,581
1.625% 8/15/29	16,548	14,992
1.625% 5/15/31	30,670	26,733
1.75% 1/31/29	110,873	101,899
1.875% 6/30/26	21,678	20,878
1.875% 2/28/27	166,929	159,195
2% 11/15/26	37,465	35,985
2.25% 2/15/27	24,751	23,826
2.25% 8/15/27	337,064	322,634
2.25% 11/15/27	36,349	34,669
2.375% 5/15/29	20,544	19,336
2.5% 2/28/26	72,343	70,673
2.5% 3/31/27	5,000	4,840
2.625% 12/31/25	106,891	104,740
2.625% 5/31/27	39,800	38,573
2.625% 2/15/29	56,726	54,114
2.625% 7/31/29	603,100	572,804
2.75% 4/30/27	243,000	236,460
2.75% 7/31/27	323,600	314,221
2.75% 2/15/28	40	39
2.75% 5/31/29	32,300	30,899
2.75% 8/15/32	648,086	599,353
2.875% 5/15/28	139,625	135,305
2.875% 8/15/28	150,635	145,698
2.875% 4/30/29	33,500	32,245
2.875% 5/15/32	42,500	39,761
3.125% 11/15/28	19,870	19,374
3.125% 8/31/29	59,600	57,900
3.25% 6/30/27	72,000	70,943
3.375% 5/15/33	221,600	213,238
3.5% 1/31/28	414,100	410,380
3.5% 4/30/28	312,800	309,904
3.5% 1/31/30	125,900	124,213
3.5% 2/15/33	115,200	112,068
3.625% 3/31/28	152,800	152,120
3.625% 5/31/28	199,900	198,916
3.625% 8/31/29	49,000	48,837
3.625% 8/31/29	74,150	73,849
3.625% 3/31/30	119,300	118,382
3.75% 4/15/26	177,400	176,555
3.75% 12/31/28	87,800	87,790
3.75% 5/31/30	175,600	175,312
3.75% 6/30/30	41,700	41,620
3.75% 12/31/30	20,950	20,890
3.875% 1/15/26	187,800	187,074
3.875% 11/30/27	55,100	55,242
3.875% 12/31/27	234,000	234,740
3.875% 9/30/29	73,200	73,589
3.875% 11/30/29	51,600	51,872
3.875% 12/31/29	36,600	36,782
3.875% 8/15/33	444,400	443,411
3.875% 8/15/34	237,400	236,509
4% 12/15/25	171,000	170,526
4% 2/15/26	20,800	20,766
4% 1/15/27	67,450	67,653
4% 2/29/28	111,400	112,218
4% 6/30/28	54,700	55,168
4% 1/31/29	202,100	204,145
4% 7/31/29	85,400	86,399
4% 10/31/29	138,800	140,318
4% 2/28/30	46,600	47,121
4% 7/31/30	35,300	35,693
4% 1/31/31	117,950	119,245
4% 2/15/34	242,150	243,663
4.125% 6/15/26	66,900	67,039
4.125% 9/30/27	282,400	285,268
4.125% 10/31/27	396,200	400,054
4.125% 7/31/28	52,950	53,641
4.125% 3/31/29	131,700	133,778
4.125% 8/31/30	258,800	263,440
4.125% 3/31/31	21,850	22,253
4.125% 7/31/31	319,950	325,871
4.25% 12/31/25	85,050	85,082
4.25% 1/31/26	420,500	421,042
4.25% 2/28/29	204,400	208,728
4.25% 2/28/31	304,850	312,614
4.375% 7/31/26 (d)	760,750	766,456
4.375% 12/15/26	29,250	29,565
4.375% 11/30/28	247,600	253,568
4.375% 11/30/30	240,500	248,110
4.375% 5/15/34	126,050	130,619
4.5% 3/31/26	93,750	94,336
4.5% 5/31/29	78,350	80,936
4.5% 11/15/33	525,250	549,112
4.625% 2/28/26	477,250	480,680
4.625% 6/30/26	110,000	111,203
4.625% 9/30/28	181,900	187,783
4.625% 4/30/29	31,000	32,158
4.625% 4/30/31	58,900	61,702
4.625% 5/31/31	160,200	167,835
4.875% 4/30/26	714,050	723,282
4.875% 5/31/26	409,600	415,344
4.875% 10/31/28	191,946	200,111
4.875% 10/31/30	123,100	130,371
TOTAL U.S. TREASURY OBLIGATIONS		25,303,564
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,902,011)		25,698,653

U.S. Government Agency - Mortgage Securities - 26.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 10.8%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 6.2% 11/1/34 (c)(e)	1,156	1,189
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 7.02% 4/1/41 (c)(e)	72	74
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.479% 11/1/34 (c)(e)	88	90
1.5% 8/1/31 to 11/1/51	383,504	320,158
2% 10/1/26 to 3/1/52	1,998,421	1,676,106
2.5% 7/1/26 to 8/1/52	1,320,233	1,149,811
3% 3/1/26 to 6/1/52	1,033,896	942,213
3.5% 6/1/25 to 7/1/52	630,742	592,593
4% 1/1/25 to 5/1/53	565,592	544,451
4% 11/1/41	6	5
4.5% to 4.5% 10/1/24 to 4/1/54	263,997	259,537
5% 9/1/25 to 1/1/54	296,256	295,606
5.5% 6/1/27 to 7/1/54	228,532	231,128
6% to 6% 11/1/32 to 7/1/54	225,585	230,418
6.5% 5/1/31 to 1/1/54	100,425	103,585
7% 12/1/53	11,773	12,337
TOTAL FANNIE MAE		6,359,301
Freddie Mac - 8.7%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 7.216% 9/1/37 (c)(e)	57	59
U.S. TREASURY 1 YEAR INDEX + 1.710% 5.928% 3/1/36 (c)(e)	917	920
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.419% 12/1/35 (c)(e)	401	406
U.S. TREASURY 1 YEAR INDEX + 2.250% 6.454% 3/1/35 (c)(e)	212	215
1.5% 7/1/35 to 12/1/51	481,118	399,186
2% 5/1/33 to 4/1/52	1,731,054	1,445,409
2% 9/1/35	6,584	5,995
2% 10/1/35	42,707	38,792
2.5% 2/1/27 to 4/1/52	1,249,754	1,082,209
3% 10/1/26 to 6/1/53	435,514	396,034
3% 8/1/47	151	137
3.5% 9/1/25 to 7/1/52	345,176	323,875
3.5% 8/1/47	147	137
3.5% 9/1/47	93	87
3.5% 9/1/47	6,477	6,089
3.5% 10/1/48	284	264
4% 9/1/24 to 10/1/52	203,177	196,333
4.5% 6/1/25 to 4/1/53	271,775	266,493
5% 10/1/26 to 4/1/54	211,065	210,572
5.5% 4/1/27 to 6/1/54	331,913	335,033
6% 4/1/32 to 5/1/54	230,886	236,537
6.5% 11/1/36 to 1/1/54	167,549	172,944
7% 1/1/54	5,891	6,193
TOTAL FREDDIE MAC		5,123,919
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	31	29
2.5% 12/1/31	2	2
2.5% 1/1/32	23	22
2.5% 2/1/32	41	39
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		92
Ginnie Mae - 6.1%
3.5% 10/15/40 to 11/20/52	428,805	402,649
4% 1/15/25 to 2/20/53	278,979	268,495
5% 1/20/39 to 2/20/54	226,262	226,362
1.5% 10/20/43 to 3/20/52	10,268	8,334
2% 10/20/50 to 8/20/52	729,996	614,445
2.5% 10/20/42 to 5/20/52	752,597	658,314
3% 4/15/42 to 7/20/52	558,887	508,600
4.5% to 4.5% 3/20/33 to 7/20/53	233,014	229,357
4.5% 9/1/54 (f)	15,250	14,927
5% 9/1/54 (f)	28,550	28,490
5% 10/1/54 (f)	28,550	28,450
5.5% 10/20/32 to 8/20/54	193,589	195,088
5.5% 9/1/54 (f)	16,600	16,706
5.5% 9/1/54 (f)	8,150	8,202
5.5% 9/1/54 (f)	12,600	12,681
5.5% 9/1/54 (f)	45,800	46,093
6% to 6% 5/20/34 to 8/20/53	44,760	45,490
6% 9/1/54 (f)	38,900	39,464
6% 9/1/54 (f)	3,350	3,399
6% 9/1/54 (f)	1,675	1,699
6% 9/1/54 (f)	50,000	50,725
6% 9/1/54 (f)	29,975	30,410
6% 9/1/54 (f)	22,200	22,522
6% 9/1/54 (f)	46,900	47,580
6.5% 8/20/36 to 7/20/53	26,348	26,896
6.5% 9/1/54 (f)	60,300	61,566
6.5% 9/1/54 (f)	20,250	20,675
6.5% 9/1/54 (f)	17,850	18,225
TOTAL GINNIE MAE		3,635,844
Uniform Mortgage Backed Securities - 0.8%
3.5% 9/1/54 (f)	25,150	23,149
5% 9/1/54 (f)	33,950	33,702
5.5% 9/1/54 (f)	56,400	56,786
5.5% 9/1/54 (f)	55,075	55,451
6% 9/1/54 (f)	21,400	21,794
6% 9/1/54 (f)	46,375	47,228
6% 9/1/54 (f)	38,150	38,852
6.5% 9/1/54 (f)	104,000	107,083
7% 9/1/54 (f)	63,025	65,441
7% 9/1/54 (f)	27,575	28,632
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		478,118
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,248,731)		15,597,274

Asset-Backed Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	6,500	6,729
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	8,197	7,846
Series 2021-A2 Class A2, 1.39% 7/15/30	13,710	12,319
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	5,000	5,009
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	484	483
Series 2022-3 Class A2A, 3.97% 4/15/27	21,003	20,849
Series 2023 2 Class A3, 5.05% 1/18/28	20,000	20,077
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	18,550	19,154
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	4,935	5,347
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	12,676
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	13,597	13,582
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,000	4,918
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	20,000	19,943
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	12,854	12,746
Series 2022-C Class A3, 5.39% 6/15/27	11,952	11,999
Series 2023 A Class A3, 4.58% 4/15/27	20,000	19,952
TOTAL ASSET-BACKED SECURITIES (Cost $196,113)		193,629

Commercial Mortgage Securities - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	9,245	9,088
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	28,344
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	14,024
Series 2022-BNK39 Class A4, 2.928% 2/15/55	6,000	5,279
Series 2022-BNK41 Class A4, 3.7902% 4/15/65 (c)	27,916	26,187
Series 2023-BNK45 Class A5, 5.203% 2/15/56 (c)	5,000	5,092
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	20,880	18,265
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	17,943
Series 2021-C9 Class A5, 2.299% 2/15/54	7,000	6,063
Series 2024-C26 Class A5, 5.829% 5/15/57 (c)	18,028	19,394
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	11,263
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	17,370
Series 2023-B39 Class A5, 5.7536% 7/15/56	3,500	3,727
Series 2019-B12 Class A5, 3.1156% 8/15/52	7,925	7,332
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	17,808
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	9,440	8,554
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	4,809	4,802
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,902
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,584
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	14,310
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	16,372
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	15,245
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	15,263
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,817
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	13,715
Class A5, 3.0161% 9/15/52	14,978	13,591
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	12,284
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	54,254
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	43,341
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	22,085
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	10,523
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	14,766
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,799
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	8,378
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	6,990
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	19,439
Series 2022-151 Class A2:
3.78% 11/25/32	30,500	29,417
3.8% 10/25/32	4,000	3,864
Series 2022-K140 Class A2, 2.25% 1/25/32	2,600	2,273
Series 2022-K145 Class A2, 2.58% 5/25/32	6,900	6,142
Series 2023-154 Class A2, 4.35% 1/25/33	15,000	15,034
Series 2023-157 Class A2, 4.2% 5/25/33	10,300	10,208
Series 2023-K-153 Class A2, 3.82% 12/25/32	15,000	14,502
Series 2023-K751 Class A2, 4.412% 3/25/30	12,675	12,811
Series K080 Class A2, 3.926% 7/25/28	13,178	13,065
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	13,381
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	18,442
Series 2018-K730 Class A2, 3.59% 1/25/25	28,217	28,025
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	38,708
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	11,433
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	19,484
Series K046 Class A2, 3.205% 3/25/25	26,219	25,919
Series K047 Class A2, 3.329% 5/25/25	3,039	3,002
Series K053 Class A2, 2.995% 12/25/25	5,649	5,538
Series K056 Class A2, 2.525% 5/25/26	16,483	15,983
Series K062 Class A1, 3.032% 9/25/26	3,457	3,410
Series K079 Class A2, 3.926% 6/25/28	6,181	6,128
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	32,919
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,595	1,591
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	20,342
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	7,056
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,605
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	12,659
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	23,513
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,694
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	11,511
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	9,291	9,239
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,035,863)		959,091

Municipal Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	10,460
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,750	4,256
Series 2010 S1, 7.043% 4/1/50	5,635	7,009
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	24,495
Series 2010, 7.6% 11/1/40	10,305	12,913
Series 2018, 3.5% 4/1/28	10,235	10,030
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	4,595
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,202
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,749
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	8,931
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,443
Series 2021 C, 2.843% 11/1/46	11,600	8,703
Series 2022 A, 4.507% 11/1/51	4,485	4,161
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,345
3.293% 6/1/42	2,435	1,920
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,202
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	20,466	20,589
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	6,028
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	8,927
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,455	3,828
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	3,113
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,545
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	5,424
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,042
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	4,560
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	7,765
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	8,878
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,468
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	13,350
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	4,029
Series 2010 164, 5.647% 11/1/40	4,135	4,471
Series 225, 3.175% 7/15/60	18,365	12,745
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,869
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,330
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	9,325
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,405
3.256% 5/15/60	10,635	7,545
Univ. of California Revs. Series 2015 AP, 3.931% 5/15/45	2,970	2,749
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	3,186
Series 2021 B, 2.584% 11/1/51	1,885	1,263
TOTAL MUNICIPAL SECURITIES (Cost $319,412)		273,848

Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	28,032	27,345
3.3% 3/15/28	7,930	7,763
British Columbia Province:
2.25% 6/2/26	18,944	18,346
4.2% 7/6/33	7,700	7,634
4.9% 4/24/29	12,800	13,312
Chilean Republic:
2.55% 7/27/33	24,746	20,934
3.125% 1/21/26	1,000	978
3.24% 2/6/28	9,215	8,841
3.625% 10/30/42	10,385	8,388
3.86% 6/21/47	4,931	4,014
4.95% 1/5/36	9,000	9,000
5.33% 1/5/54	8,800	8,729
Hungarian Republic 7.625% 3/29/41	5,792	6,842
Indonesian Republic:
2.85% 2/14/30	27,839	25,577
3.4% 9/18/29	12,400	11,799
3.5% 2/14/50	21,266	16,601
5.35% 2/11/49	13,600	14,110
Israeli State:
3.25% 1/17/28	11,430	10,757
3.375% 1/15/50	23,561	15,910
5.375% 3/12/29	3,700	3,734
5.5% 3/12/34	3,500	3,497
5.75% 3/12/54	3,700	3,552
Italian Republic:
2.375% 10/17/24	5,000	4,981
2.875% 10/17/29	21,266	19,540
3.875% 5/6/51	3,300	2,415
4% 10/17/49	9,200	7,093
Japan Bank International Cooperation:
1.25% 1/21/31	31,080	26,150
1.875% 7/21/26	3,260	3,124
2.125% 2/10/25	1,716	1,694
2.25% 11/4/26	4,486	4,311
2.375% 4/20/26	10,372	10,059
2.75% 1/21/26	2,720	2,660
2.875% 6/1/27	6,038	5,851
3.25% 7/20/28	7,150	6,958
Jordanian Kingdom 3% 6/30/25	2,059	2,027
Korea Development Bank 1.625% 1/19/31	10,633	8,910
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,469
2.5% 11/15/27	7,022	6,735
Ontario Province:
0.625% 1/21/26	2,030	1,930
1.125% 10/7/30	19,052	16,072
2.3% 6/15/26	11,337	10,981
2.5% 4/27/26	3,972	3,867
Panamanian Republic:
3.16% 1/23/30	14,972	12,996
3.75% 3/16/25	3,260	3,222
4.3% 4/29/53	4,663	3,187
4.5% 4/16/50	10,235	7,273
4.5% 4/1/56	15,853	11,053
6.4% 2/14/35	16,340	16,302
Peruvian Republic:
1.862% 12/1/32	19,951	15,844
2.78% 12/1/60	3,287	1,951
2.844% 6/20/30	12,979	11,733
3.55% 3/10/51	14,983	11,195
5.875% 8/8/54	5,450	5,682
6.55% 3/14/37	2,443	2,718
Philippine Republic:
1.648% 6/10/31	14,500	12,044
2.65% 12/10/45	18,269	12,526
3% 2/1/28	15,092	14,422
3.95% 1/20/40	12,692	11,276
5.17% 10/13/27	6,800	6,945
6.375% 10/23/34	25,842	29,121
Polish Government:
3.25% 4/6/26	5,243	5,161
4.625% 3/18/29	4,160	4,240
5.125% 9/18/34	9,500	9,744
5.5% 4/4/53	8,010	8,182
5.5% 3/18/54	5,660	5,792
Quebec Province:
1.5% 2/11/25	22,909	22,575
2.5% 4/20/26	9,329	9,108
2.75% 4/12/27	10,154	9,847
2.875% 10/16/24	1,648	1,644
4.25% 9/5/34	4,100	4,078
4.5% 9/8/33	7,800	7,922
United Mexican States:
3.25% 4/16/30	10,605	9,624
3.5% 2/12/34	32,290	27,204
4.28% 8/14/41	34,799	28,078
4.35% 1/15/47	11,447	8,882
4.5% 1/31/50	7,346	5,757
4.6% 1/23/46	4,766	3,813
4.6% 2/10/48	13,941	11,048
4.75% 3/8/44	15,804	13,167
5.55% 1/21/45	3,111	2,913
6.05% 1/11/40	3,812	3,817
6.35% 2/9/35	18,700	19,436
Uruguay Republic:
4.125% 11/20/45	3,773	3,438
4.375% 10/27/27	967	973
4.375% 1/23/31	12,587	12,657
4.975% 4/20/55	16,419	15,808
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $955,514)		843,888

Supranational Obligations - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,141	11,441
Asian Development Bank:
0.375% 9/3/25	31,972	30,718
0.5% 2/4/26	17,689	16,793
0.75% 10/8/30	15,466	12,872
1.5% 10/18/24	17,883	17,799
2% 4/24/26	5,004	4,835
2.5% 11/2/27	5,321	5,110
2.625% 1/12/27	5,164	5,013
2.75% 1/19/28	29,894	28,870
Corporacion Andina de Fomento 5% 1/24/29	4,395	4,504
European Investment Bank:
0.75% 9/23/30	22,088	18,452
0.875% 5/17/30	5,299	4,500
1.25% 2/14/31	9,586	8,157
1.875% 2/10/25	2,383	2,352
2.375% 5/24/27	3,177	3,055
2.5% 10/15/24	4,548	4,533
Inter-American Development Bank:
0.625% 7/15/25	17,588	17,012
0.875% 4/20/26	40,212	38,157
1.75% 3/14/25	14,635	14,401
2% 6/2/26	3,177	3,064
2.125% 1/15/25	1,454	1,439
2.25% 6/18/29	15,187	14,148
2.375% 7/7/27	5,346	5,131
4.375% 1/24/44	6,926	6,773
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	20,039
0.5% 10/28/25	26,222	25,101
0.75% 8/26/30	13,146	10,979
0.875% 5/14/30	16,078	13,656
1.25% 2/10/31	14,403	12,233
1.625% 1/15/25	14,127	13,955
1.875% 10/27/26	3,781	3,619
2.5% 11/25/24	4,528	4,500
2.5% 7/29/25	3,010	2,958
4% 7/25/30	26,650	26,842
4.75% 11/14/33	28,960	30,615
International Finance Corp. 0.75% 8/27/30	8,767	7,329
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $479,745)		450,955

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	4,075	4,428
Citizens Bank NA:
2.25% 4/28/25	10,391	10,168
3.75% 2/18/26	10,723	10,525
Discover Bank 3.45% 7/27/26	10,127	9,838
KeyBank NA:
3.9% 4/13/29	1,400	1,308
4.9% 8/8/32	2,000	1,896
Truist Bank:
2.636% 9/17/29 (c)	9,000	8,971
3.3% 5/15/26	6,037	5,891
3.8% 10/30/26	2,573	2,519
Wells Fargo Bank NA 5.45% 8/7/26	5,000	5,092
TOTAL BANK NOTES (Cost $61,201)		60,636

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	301,390,554	301,451
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	117,733,514	117,745
TOTAL MONEY MARKET FUNDS (Cost $419,196)		419,196

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $64,470,965)	60,083,799
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(946,604)
NET ASSETS - 100.0%	59,137,195

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 9/1/54	(15,250)	(12,840)
2.5% 9/1/54	(28,550)	(24,948)
3% 9/1/54	(27,650)	(25,004)
3.5% 9/1/54	(20,675)	(19,241)
5% 9/1/54	(28,550)	(28,490)

TOTAL GINNIE MAE		(110,523)

Uniform Mortgage Backed Securities
2% 9/1/54	(47,250)	(38,645)
2.5% 9/1/54	(37,000)	(31,541)
3% 9/1/54	(11,225)	(9,952)
3.5% 9/1/54	(25,150)	(23,149)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(103,287)

TOTAL TBA SALE COMMITMENTS (Proceeds $215,238)		(213,810)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,820,000 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	113,100	7,620,512	7,432,163	8,344	2	-	301,451	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	379,147	6,031,642	6,293,044	682	-	-	117,745	0.5%
Total	492,247	13,652,154	13,725,207	9,026	2	-	419,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	15,586,629	-	15,586,629	-

U.S. Government and Government Agency Obligations	25,698,653	-	25,698,653	-

U.S. Government Agency - Mortgage Securities	15,597,274	-	15,597,274	-

Asset-Backed Securities	193,629	-	193,629	-

Commercial Mortgage Securities	959,091	-	959,091	-

Municipal Securities	273,848	-	273,848	-

Foreign Government and Government Agency Obligations	843,888	-	843,888	-

Supranational Obligations	450,955	-	450,955	-

Bank Notes	60,636	-	60,636	-

Money Market Funds	419,196	419,196	-	-
Total Investments in Securities:	60,083,799	419,196	59,664,603	-
Other Financial Instruments:
TBA Sale Commitments	(213,810)	-	(213,810)	-
Total Other Financial Instruments:	(213,810)	-	(213,810)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value (including securities loaned of $114,872) - See accompanying schedule:
Unaffiliated issuers (cost $64,051,769)	$59,664,603
Fidelity Central Funds (cost $419,196)	419,196

Total Investment in Securities (cost $64,470,965)		$60,083,799
Cash		85
Foreign currency held at value (cost $1)		1
Receivable for investments sold		13
Receivable for TBA sale commitments		215,238
Receivable for fund shares sold		514,737
Interest receivable		415,871
Distributions receivable from Fidelity Central Funds		686
Other receivables		677
Total assets		61,231,107
Liabilities
Payable for investments purchased
Regular delivery	$755,196
Delayed delivery	928,581
TBA sale commitments, at value	213,810
Payable for fund shares redeemed	65,062
Distributions payable	11,618
Accrued management fee	1,220
Other payables and accrued expenses	680
Collateral on securities loaned	117,745
Total liabilities		2,093,912
Net Assets		$59,137,195
Net Assets consist of:
Paid in capital		$65,271,345
Total accumulated earnings (loss)		(6,134,150)
Net Assets		$59,137,195
Net Asset Value, offering price and redemption price per share ($59,137,195 ÷ 5,620,422 shares)		$10.52
Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Interest		$1,978,141
Income from Fidelity Central Funds (including $682 from security lending)		9,026
Total income		1,987,167
Expenses
Management fee	$14,114
Independent trustees' fees and expenses	175
Total expenses before reductions	14,289
Expense reductions	(22)
Total expenses after reductions		14,267
Net Investment income (loss)		1,972,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,070,917)
Fidelity Central Funds	2
Total net realized gain (loss)		(1,070,915)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,970,769
TBA Sale commitments	4,831
Total change in net unrealized appreciation (depreciation)		2,975,600
Net gain (loss)		1,904,685
Net increase (decrease) in net assets resulting from operations		$3,877,585
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,972,900	$1,708,483
Net realized gain (loss)	(1,070,915)	(504,134)
Change in net unrealized appreciation (depreciation)	2,975,600	(1,874,453)
Net increase (decrease) in net assets resulting from operations	3,877,585	(670,104)
Distributions to shareholders	(1,881,357)	(1,612,062)

Share transactions
Proceeds from sales of shares	19,678,818	20,874,738
Reinvestment of distributions	1,751,942	1,509,540
Cost of shares redeemed	(24,303,853)	(15,664,583)

Net increase (decrease) in net assets resulting from share transactions	(2,873,093)	6,719,695
Total increase (decrease) in net assets	(876,865)	4,437,529

Net Assets
Beginning of period	60,014,060	55,576,531
End of period	$59,137,195	$60,014,060

Other Information
Shares
Sold	1,930,888	2,035,365
Issued in reinvestment of distributions	172,144	147,271
Redeemed	(2,402,921)	(1,527,862)
Net increase (decrease)	(299,889)	654,774

Financial Highlights
Fidelity® U.S. Bond Index Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.55	$12.20	$12.57	$12.08
Income from Investment Operations
Net investment income (loss) A,B	.351	.304	.236	.222	.291
Net realized and unrealized gain (loss)	.364	(.427)	(1.626)	(.245)	.481
Total from investment operations	.715	(.123)	(1.390)	(.023)	.772
Distributions from net investment income	(.335)	(.287)	(.230)	(.224)	(.282)
Distributions from net realized gain	-	-	(.030)	(.123)	-
Total distributions	(.335)	(.287)	(.260)	(.347)	(.282)
Net asset value, end of period	$10.52	$10.14	$10.55	$12.20	$12.57
Total Return C	7.21%	(1.16)%	(11.52)%	(.17)%	6.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02% F	.02% F	.02% F	.03%	.03%
Expenses net of fee waivers, if any	.02 % F	.02% F	.02% F	.03%	.03%
Expenses net of all reductions	.02% F	.02% F	.02% F	.02%	.03%
Net investment income (loss)	3.45%	2.97%	2.08%	1.81%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$59,137	$60,014	$55,577	$59,844	$55,526
Portfolio turnover rate G	43%	34%	50% H	76%	59% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$676

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$491,230
Gross unrealized depreciation	(4,737,858)
Net unrealized appreciation (depreciation)	$(4,246,628)
Tax Cost	$64,331,856

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(1,860,214)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,246,628)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(565,099)
Long-term	(1,295,115)
Total capital loss carryforward	$(1,860,214)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$ 1,881,357	$ 1,612,062
Total	$ 1,881,357	$ 1,612,062

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	7,886,430	8,374,630
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2025.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Bond Index Fund	70	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $22.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 38.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,638,789,827 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,881,357,002 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.925929.113
UII-UDV-ANN-1024
Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® U.S. Bond Index Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 27.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	182,346
1.7% 3/25/26	1,160,000	1,108,953
2.25% 2/1/32	1,280,000	1,079,268
2.55% 12/1/33	210,000	173,935
2.75% 6/1/31	401,000	355,664
3.1% 2/1/43	210,000	156,795
3.3% 2/1/52	350,000	243,838
3.5% 6/1/41	630,000	502,643
3.5% 9/15/53	1,009,000	717,823
3.5% 2/1/61	410,000	281,786
3.55% 9/15/55	723,000	511,168
3.65% 6/1/51	220,000	163,242
3.65% 9/15/59	419,000	295,538
4.3% 2/15/30	520,000	514,729
4.5% 5/15/35	220,000	210,015
4.65% 6/1/44	110,000	97,875
4.75% 5/15/46	130,000	117,704
5.15% 3/15/42	236,000	228,883
5.45% 3/1/47	160,000	160,034
5.7% 3/1/57	110,000	109,816
Bell Canada:
2.15% 2/15/32	230,000	191,328
3.2% 2/15/52	100,000	68,985
4.464% 4/1/48	130,000	113,014
5.55% 2/15/54	140,000	141,882
British Telecommunications PLC 9.625% 12/15/30	154,000	193,281
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	370,000	444,795
Orange SA 5.375% 1/13/42	270,000	268,505
Sprint Capital Corp. 6.875% 11/15/28	490,000	530,729
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	296,757
5.213% 3/8/47	160,000	147,743
7.045% 6/20/36	100,000	113,439
Telefonica Europe BV 8.25% 9/15/30	608,000	709,474
TELUS Corp. 4.3% 6/15/49	100,000	81,954
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	788,715
2.355% 3/15/32	615,000	522,510
2.85% 9/3/41	920,000	673,420
2.987% 10/30/56	802,000	515,297
3.55% 3/22/51	500,000	376,306
3.7% 3/22/61	140,000	103,095
4.016% 12/3/29	1,020,000	998,905
4.125% 3/16/27	540,000	535,747
4.272% 1/15/36	106,000	99,965
4.329% 9/21/28	270,000	269,415
4.4% 11/1/34	100,000	95,987
4.5% 8/10/33	300,000	291,761
4.812% 3/15/39	780,000	751,286
5.012% 4/15/49	146,000	144,821
5.012% 8/21/54	214,000	203,554
5.25% 3/16/37	102,000	104,549
		16,989,274
Entertainment - 0.1%
Netflix, Inc.:
4.9% 8/15/34	170,000	174,131
6.375% 5/15/29	390,000	422,585
The Walt Disney Co.:
2% 9/1/29	730,000	655,724
2.65% 1/13/31	200,000	180,184
2.75% 9/1/49	160,000	106,152
3.5% 5/13/40	163,000	135,103
3.6% 1/13/51	300,000	233,623
3.7% 10/15/25	434,000	430,264
3.8% 5/13/60	60,000	46,551
4.75% 9/15/44	151,000	141,325
6.15% 3/1/37	120,000	133,606
6.15% 2/15/41	100,000	111,247
6.2% 12/15/34	150,000	168,428
		2,938,923
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	96,364
1.1% 8/15/30	410,000	347,308
1.9% 8/15/40	100,000	69,161
2.05% 8/15/50	510,000	310,383
Baidu, Inc. 3.075% 4/7/25	210,000	207,629
Meta Platforms, Inc.:
3.5% 8/15/27	470,000	462,966
3.85% 8/15/32	120,000	114,951
4.3% 8/15/29	200,000	201,353
4.45% 8/15/52	480,000	429,454
4.75% 8/15/34	230,000	231,443
4.95% 5/15/33	290,000	299,219
5.4% 8/15/54	176,000	179,493
5.6% 5/15/53	150,000	158,107
5.75% 5/15/63	180,000	191,827
		3,299,658
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	84,820
3.5% 6/1/41	280,000	195,124
3.5% 3/1/42	430,000	295,996
3.75% 2/15/28	150,000	143,486
3.85% 4/1/61	300,000	182,102
3.95% 6/30/62	310,000	191,601
4.4% 4/1/33	700,000	636,240
4.4% 12/1/61	120,000	81,031
5.125% 7/1/49	200,000	160,242
5.375% 4/1/38	110,000	100,085
5.375% 5/1/47	100,000	83,394
5.5% 4/1/63	370,000	296,642
5.75% 4/1/48	250,000	217,041
6.1% 6/1/29	210,000	216,967
6.484% 10/23/45	100,000	95,583
6.834% 10/23/55	140,000	138,936
Comcast Corp.:
1.5% 2/15/31	295,000	245,279
1.95% 1/15/31	300,000	256,423
2.35% 1/15/27	2,935,000	2,806,816
2.45% 8/15/52	295,000	175,173
2.65% 2/1/30	680,000	622,218
2.8% 1/15/51	120,000	77,619
2.887% 11/1/51	273,000	178,712
2.937% 11/1/56	660,000	419,816
2.987% 11/1/63	160,000	98,834
3.2% 7/15/36	390,000	329,311
3.45% 2/1/50	230,000	170,498
3.969% 11/1/47	170,000	138,719
3.999% 11/1/49	300,000	244,784
4% 3/1/48	150,000	122,688
4.049% 11/1/52	15,000	12,185
4.15% 10/15/28	150,000	148,910
4.55% 1/15/29	330,000	333,063
5.35% 5/15/53	330,000	330,344
5.5% 5/15/64	350,000	352,751
5.65% 6/15/35	476,000	504,308
7.05% 3/15/33	210,000	242,947
Discovery Communications LLC:
3.625% 5/15/30	475,000	421,615
3.95% 3/20/28	570,000	539,545
5% 9/20/37	340,000	290,487
Fox Corp.:
3.5% 4/8/30	290,000	273,549
4.709% 1/25/29	220,000	221,542
5.476% 1/25/39	214,000	213,193
5.576% 1/25/49	56,000	54,183
Grupo Televisa SA de CV:
5% 5/13/45	100,000	87,219
6.625% 1/15/40	110,000	112,888
Paramount Global:
4.2% 6/1/29	200,000	187,828
4.2% 5/19/32	150,000	130,247
4.375% 3/15/43	100,000	71,857
4.6% 1/15/45	110,000	78,902
4.95% 1/15/31	237,000	220,149
4.95% 5/19/50	70,000	52,253
5.85% 9/1/43	239,000	203,591
RELX Capital, Inc. 4% 3/18/29	240,000	235,897
Time Warner Cable Enterprises 8.375% 7/15/33	100,000	113,868
Time Warner Cable LLC:
5.5% 9/1/41	110,000	95,188
5.875% 11/15/40	360,000	324,968
6.55% 5/1/37	100,000	98,661
7.3% 7/1/38	100,000	104,583
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	449,039
3% 7/30/46	110,000	77,627
3.7% 12/1/42	250,000	206,233
4.125% 6/1/44	192,000	166,378
7% 3/1/32	290,000	334,356
Warnermedia Holdings, Inc.:
3.755% 3/15/27	180,000	172,448
4.279% 3/15/32	345,000	301,582
5.05% 3/15/42	330,000	264,440
5.141% 3/15/52	651,000	495,150
5.391% 3/15/62	410,000	307,894
		17,838,048
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	465,489
3.625% 4/22/29	200,000	192,000
6.125% 3/30/40	100,000	107,674
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	86,770
2.95% 3/15/25	1,350,000	1,333,919
4.3% 2/15/48	240,000	197,322
4.55% 3/15/52	200,000	169,457
5% 3/15/44	210,000	195,025
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	184,265
2.55% 2/15/31	190,000	166,835
2.625% 4/15/26	1,300,000	1,259,603
3% 2/15/41	210,000	156,924
3.3% 2/15/51	400,000	282,574
3.5% 4/15/25	830,000	821,106
3.6% 11/15/60	560,000	398,016
3.875% 4/15/30	190,000	182,798
4.375% 4/15/40	100,000	90,126
4.5% 4/15/50	480,000	416,480
4.8% 7/15/28	350,000	353,930
5.05% 7/15/33	350,000	354,281
5.2% 1/15/33	150,000	153,452
5.65% 1/15/53	370,000	379,687
5.8% 9/15/62	330,000	340,764
Vodafone Group PLC:
4.375% 5/30/28	250,000	252,095
4.875% 6/19/49	280,000	252,890
5% 5/30/38	130,000	128,283
5.125% 6/19/59	340,000	310,139
5.75% 6/28/54	260,000	263,340
		9,495,244
TOTAL COMMUNICATION SERVICES		50,561,147
CONSUMER DISCRETIONARY - 1.6%
Automobile Components - 0.0%
Lear Corp.:
3.55% 1/15/52	80,000	54,569
3.8% 9/15/27	240,000	233,543
		288,112
Automobiles - 0.4%
American Honda Finance Corp.:
1% 9/10/25	240,000	231,498
1.2% 7/8/25	400,000	388,229
1.8% 1/13/31	140,000	118,907
2.15% 9/10/24	120,000	119,916
2.35% 1/8/27	690,000	659,366
4.9% 1/10/34	140,000	141,261
5.125% 7/7/28	170,000	174,459
Ford Motor Co.:
4.75% 1/15/43	400,000	333,764
5.291% 12/8/46	250,000	226,575
6.1% 8/19/32	540,000	554,863
General Motors Co.:
4.2% 10/1/27	90,000	88,724
5% 4/1/35	260,000	252,212
5.15% 4/1/38	120,000	115,053
5.4% 4/1/48	90,000	84,131
5.6% 10/15/32	360,000	372,277
5.95% 4/1/49	260,000	261,876
6.75% 4/1/46	255,000	279,364
6.8% 10/1/27	330,000	348,566
General Motors Financial Co., Inc.:
2.4% 4/10/28	190,000	175,074
2.7% 8/20/27	140,000	132,758
3.85% 1/5/28	160,000	155,761
4.3% 4/6/29	370,000	362,425
4.35% 1/17/27	1,540,000	1,526,845
5.25% 3/1/26	170,000	170,756
5.4% 4/6/26	360,000	363,313
5.6% 6/18/31	100,000	102,342
5.65% 1/17/29	130,000	133,643
6% 1/9/28	330,000	342,664
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	117,498
Mercedes-Benz Finance North America LLC 8.5% 1/18/31	100,000	121,304
Toyota Motor Corp. 3.669% 7/20/28	290,000	285,262
		8,740,686
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	291,785
3.15% 2/9/51	235,000	160,615
4% 12/6/37	140,000	124,226
4.5% 11/28/34	230,000	221,660
Amazon.com, Inc.:
0.8% 6/3/25	130,000	126,460
1% 5/12/26	200,000	189,735
1.5% 6/3/30	160,000	138,357
2.1% 5/12/31	360,000	314,480
2.5% 6/3/50	780,000	499,914
3.1% 5/12/51	200,000	144,167
3.15% 8/22/27	680,000	663,427
3.45% 4/13/29	100,000	97,732
3.875% 8/22/37	280,000	257,212
4.05% 8/22/47	228,000	198,354
4.1% 4/13/62	490,000	411,036
4.25% 8/22/57	100,000	87,963
4.6% 12/1/25	1,280,000	1,283,487
4.8% 12/5/34	230,000	236,740
4.95% 12/5/44	200,000	201,949
eBay, Inc.:
1.4% 5/10/26	410,000	388,616
3.6% 6/5/27	190,000	186,136
4% 7/15/42	150,000	124,494
		6,348,545
Distributors - 0.0%
Genuine Parts Co.:
1.875% 11/1/30	100,000	84,604
2.75% 2/1/32	100,000	85,872
		170,476
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	162,205
Duke University 2.832% 10/1/55	34,000	23,433
George Washington University 4.126% 9/15/48	200,000	176,955
Massachusetts Institute of Technology:
2.294% 7/1/51	1,000,000	631,461
2.989% 7/1/50	400,000	295,318
Northwestern University:
3.662% 12/1/57	100,000	81,614
3.868% 12/1/48	120,000	101,734
President and Fellows of Harvard College 2.517% 10/15/50	500,000	333,176
Trane Technologies Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	234,614
4.3% 2/21/48	30,000	26,011
University of Chicago 3% 10/1/52	120,000	87,614
University of Southern California 2.945% 10/1/51	350,000	249,620
		2,403,755
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.:
3.25% 2/15/30	110,000	102,681
3.8% 2/15/28	100,000	97,283
5% 2/15/26	255,000	255,564
Marriott International, Inc.:
2.75% 10/15/33	100,000	83,890
3.125% 6/15/26	510,000	496,616
3.5% 10/15/32	130,000	117,209
4.625% 6/15/30	123,000	123,159
4.875% 5/15/29	300,000	303,613
5.35% 3/15/35	240,000	242,885
5.75% 5/1/25	110,000	110,577
McDonald's Corp.:
3.3% 7/1/25	280,000	276,576
3.6% 7/1/30	1,010,000	969,230
3.625% 5/1/43	180,000	144,933
3.625% 9/1/49	160,000	122,034
4.2% 4/1/50	110,000	92,125
4.45% 3/1/47	153,000	134,987
4.45% 9/1/48	124,000	109,276
4.6% 9/9/32	210,000	210,991
4.7% 12/9/35	100,000	99,377
4.95% 8/14/33	140,000	143,271
6.3% 3/1/38	100,000	111,838
Starbucks Corp.:
2.25% 3/12/30	190,000	169,875
2.55% 11/15/30	400,000	358,405
3.5% 11/15/50	110,000	81,529
3.75% 12/1/47	100,000	77,686
4% 11/15/28	350,000	345,639
4.45% 8/15/49	100,000	86,672
5% 2/15/34	120,000	121,792
		5,589,713
Household Durables - 0.0%
D.R. Horton, Inc.:
1.3% 10/15/26	130,000	121,756
5% 10/15/34	120,000	119,749
Lennar Corp. 4.75% 11/29/27	100,000	100,889
Toll Brothers Finance Corp. 4.35% 2/15/28	100,000	98,852
Whirlpool Corp.:
2.4% 5/15/31	80,000	67,800
4.6% 5/15/50	100,000	81,505
5.5% 3/1/33	50,000	50,364
		640,915
Leisure Products - 0.1%
Brunswick Corp. 5.85% 3/18/29	300,000	306,921
Hasbro, Inc.:
3.55% 11/19/26	445,000	432,897
3.9% 11/19/29	222,000	212,225
		952,043
Specialty Retail - 0.4%
AutoNation, Inc. 3.85% 3/1/32	160,000	146,310
AutoZone, Inc.:
1.65% 1/15/31	180,000	150,235
3.625% 4/15/25	270,000	267,475
3.75% 4/18/29	210,000	202,760
4.5% 2/1/28	240,000	240,065
5.1% 7/15/29	50,000	51,109
5.4% 7/15/34	50,000	51,223
Lowe's Companies, Inc.:
2.8% 9/15/41	370,000	263,702
3.375% 9/15/25	210,000	207,178
3.65% 4/5/29	620,000	599,257
3.7% 4/15/46	100,000	76,757
4.05% 5/3/47	132,000	106,914
4.25% 4/1/52	140,000	114,832
4.45% 4/1/62	270,000	220,405
4.8% 4/1/26	300,000	300,920
5% 4/15/33	260,000	264,341
5% 4/15/40	330,000	319,059
5.15% 7/1/33	200,000	205,858
5.625% 4/15/53	230,000	232,590
5.8% 9/15/62	50,000	50,962
O'Reilly Automotive, Inc.:
1.75% 3/15/31	270,000	225,234
4.35% 6/1/28	150,000	149,332
The Home Depot, Inc.:
1.375% 3/15/31	460,000	380,443
2.375% 3/15/51	250,000	152,208
2.5% 4/15/27	750,000	719,653
2.75% 9/15/51	160,000	105,027
2.95% 6/15/29	330,000	312,067
3% 4/1/26	900,000	881,583
3.3% 4/15/40	100,000	81,827
4.2% 4/1/43	300,000	266,555
4.25% 4/1/46	150,000	132,885
4.4% 3/15/45	156,000	141,599
4.5% 12/6/48	100,000	91,050
4.75% 6/25/29	130,000	132,910
4.95% 6/25/34	600,000	614,852
4.95% 9/15/52	280,000	271,129
5.3% 6/25/54	200,000	204,158
5.875% 12/16/36	290,000	319,104
5.95% 4/1/41	120,000	132,238
TJX Companies, Inc. 1.6% 5/15/31	250,000	208,891
		9,594,697
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,086,194
2.75% 3/27/27	230,000	222,162
3.375% 3/27/50	260,000	198,149
3.875% 11/1/45	110,000	92,944
Tapestry, Inc.:
7% 11/27/26	215,000	221,771
7.05% 11/27/25	280,000	285,190
7.35% 11/27/28	170,000	178,318
7.85% 11/27/33	170,000	181,905
VF Corp. 2.8% 4/23/27	150,000	140,446
		2,607,079
TOTAL CONSUMER DISCRETIONARY		37,336,021
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	197,538
4.9% 2/1/46	100,000	96,008
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	220,000	217,292
4.9% 2/1/46	100,000	95,710
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40	180,000	166,024
4.439% 10/6/48	1,195,000	1,068,863
4.6% 4/15/48	487,000	451,204
4.6% 6/1/60	120,000	111,419
4.95% 1/15/42	230,000	225,677
5.45% 1/23/39	380,000	399,866
5.55% 1/23/49	180,000	188,630
5.8% 1/23/59 (Reg. S)	370,000	406,184
5.875% 6/15/35	180,000	196,953
8.2% 1/15/39	110,000	145,245
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	137,183
Constellation Brands, Inc.:
2.875% 5/1/30	560,000	511,380
3.6% 2/15/28	272,000	263,578
4.5% 5/9/47	100,000	87,349
4.9% 5/1/33	80,000	79,738
Diageo Capital PLC:
1.375% 9/29/25	200,000	193,429
2% 4/29/30	400,000	352,814
2.125% 4/29/32	200,000	168,536
5.875% 9/30/36	120,000	130,833
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	430,000	337,968
4.417% 5/25/25	86,000	85,729
5.085% 5/25/48	120,000	117,188
Molson Coors Beverage Co.:
3% 7/15/26	254,000	247,052
4.2% 7/15/46	160,000	134,125
5% 5/1/42	100,000	94,995
PepsiCo, Inc.:
1.4% 2/25/31	680,000	568,764
1.625% 5/1/30	309,000	268,942
2.625% 10/21/41	100,000	73,229
2.75% 10/21/51	180,000	120,894
2.85% 2/24/26	250,000	245,103
2.875% 10/15/49	80,000	56,130
3% 10/15/27	100,000	96,957
3.625% 3/19/50	100,000	79,826
3.875% 3/19/60	210,000	171,107
4.45% 4/14/46	140,000	128,582
7% 3/1/29	100,000	111,734
The Coca-Cola Co.:
1% 3/15/28	230,000	207,747
1.45% 6/1/27	120,000	112,119
1.65% 6/1/30	240,000	208,680
2.125% 9/6/29	140,000	127,441
2.25% 1/5/32	120,000	105,037
2.5% 6/1/40	260,000	191,470
2.5% 3/15/51	100,000	63,901
2.6% 6/1/50	230,000	150,767
2.75% 6/1/60	120,000	76,407
2.875% 5/5/41	210,000	161,597
3.45% 3/25/30	160,000	154,093
5% 5/13/34	520,000	540,613
5.2% 1/14/55	230,000	234,334
		11,163,984
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	139,568
1.6% 4/20/30	240,000	209,268
3% 5/18/27	210,000	205,099
Dollar General Corp.:
3.5% 4/3/30	210,000	194,012
5% 11/1/32	100,000	98,123
5.2% 7/5/28	100,000	100,813
5.45% 7/5/33	120,000	120,069
Dollar Tree, Inc.:
4% 5/15/25	478,000	474,110
4.2% 5/15/28	160,000	157,032
Kroger Co.:
1.7% 1/15/31	240,000	200,383
3.5% 2/1/26	130,000	127,855
3.7% 8/1/27	120,000	117,586
3.95% 1/15/50	100,000	78,862
4.45% 2/1/47	130,000	111,355
4.65% 9/15/29	350,000	349,982
4.65% 1/15/48	50,000	44,115
4.9% 9/15/31	120,000	119,910
5% 9/15/34	130,000	129,596
5.4% 1/15/49	70,000	68,490
5.5% 9/15/54	190,000	186,238
5.65% 9/15/64	130,000	127,007
7.5% 4/1/31	110,000	126,192
Sysco Corp.:
2.4% 2/15/30	150,000	134,369
2.45% 12/14/31	240,000	206,494
3.3% 2/15/50	260,000	186,871
6.6% 4/1/50	140,000	160,909
Target Corp.:
1.95% 1/15/27	280,000	267,364
2.5% 4/15/26	100,000	97,725
3.375% 4/15/29	310,000	301,025
3.9% 11/15/47	270,000	224,510
4.8% 1/15/53	200,000	191,579
Walmart, Inc.:
1.8% 9/22/31	240,000	205,953
2.5% 9/22/41	390,000	284,912
2.65% 9/22/51	100,000	66,777
3.05% 7/8/26	400,000	392,708
3.25% 7/8/29	220,000	214,027
3.7% 6/26/28	140,000	139,272
3.9% 4/15/28	100,000	99,764
4.1% 4/15/33	300,000	296,957
4.5% 4/15/53	110,000	103,502
5.25% 9/1/35	645,000	691,927
5.625% 4/15/41	169,000	184,184
		7,936,494
Food Products - 0.3%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	311,652
3.75% 9/15/47	100,000	78,591
4.5% 8/15/33	100,000	98,678
4.5% 3/15/49	90,000	80,015
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	97,401
Campbell Soup Co.:
2.375% 4/24/30	100,000	89,416
4.15% 3/15/28	410,000	406,429
5.4% 3/21/34	160,000	165,244
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	514,099
5.3% 11/1/38	121,000	119,130
General Mills, Inc.:
3% 2/1/51	110,000	73,679
4% 4/17/25	130,000	129,136
4.2% 4/17/28	200,000	198,793
4.95% 3/29/33	250,000	252,132
Hormel Foods Corp. 1.8% 6/11/30	200,000	174,629
Ingredion, Inc. 3.2% 10/1/26	270,000	262,836
Kellanova:
2.1% 6/1/30	160,000	141,680
3.25% 4/1/26	290,000	284,215
7.45% 4/1/31	110,000	126,366
Kraft Heinz Foods Co.:
3.75% 4/1/30	200,000	192,386
4.375% 6/1/46	50,000	42,718
4.625% 10/1/39	100,000	92,919
5% 6/4/42	100,000	94,353
5.5% 6/1/50	590,000	588,639
McCormick & Co., Inc. 1.85% 2/15/31	260,000	219,493
Mondelez International, Inc.:
1.875% 10/15/32	370,000	304,289
2.75% 4/13/30	190,000	174,252
Pilgrim's Pride Corp.:
4.25% 4/15/31	140,000	131,971
6.25% 7/1/33	180,000	190,310
The Hershey Co.:
1.7% 6/1/30	340,000	296,075
2.65% 6/1/50	55,000	35,643
The J.M. Smucker Co.:
4.25% 3/15/35	200,000	188,001
6.5% 11/15/43	270,000	295,682
Tyson Foods, Inc.:
4% 3/1/26	160,000	158,383
4.35% 3/1/29	450,000	444,827
4.55% 6/2/47	100,000	85,446
4.875% 8/15/34	80,000	79,260
5.1% 9/28/48	100,000	92,582
Unilever Capital Corp.:
1.375% 9/14/30	380,000	320,851
2.9% 5/5/27	400,000	387,131
4.875% 9/8/28	180,000	184,218
		8,203,550
Household Products - 0.1%
Church & Dwight Co., Inc. 3.95% 8/1/47	150,000	123,238
Colgate-Palmolive Co.:
3.1% 8/15/27	410,000	400,343
3.25% 8/15/32	130,000	120,747
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	167,718
3.2% 4/25/29	260,000	249,565
3.2% 7/30/46	100,000	74,786
6.625% 8/1/37	140,000	164,857
Procter & Gamble Co.:
1.2% 10/29/30	710,000	599,787
1.95% 4/23/31	200,000	175,987
2.85% 8/11/27	140,000	135,646
3% 3/25/30	100,000	94,861
4.55% 1/29/34	280,000	285,450
		2,592,985
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	282,257
2.375% 12/1/29	220,000	199,887
3.125% 12/1/49	130,000	91,933
3.15% 3/15/27	260,000	252,911
Kenvue, Inc.:
4.9% 3/22/33	260,000	266,035
5.05% 3/22/28	140,000	143,867
5.05% 3/22/53	200,000	199,231
5.35% 3/22/26	140,000	142,020
		1,578,141
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	520,000	437,476
3.4% 5/6/30	100,000	93,566
3.4% 2/4/41	180,000	136,537
3.875% 9/16/46	374,000	286,090
4.8% 2/14/29	30,000	30,172
5.8% 2/14/39	330,000	340,283
5.95% 2/14/49	240,000	247,320
BAT Capital Corp.:
3.215% 9/6/26	100,000	97,342
3.462% 9/6/29	430,000	406,768
3.557% 8/15/27	450,000	438,969
3.734% 9/25/40	50,000	38,800
3.984% 9/25/50	100,000	74,976
4.39% 8/15/37	470,000	419,311
4.54% 8/15/47	128,000	104,691
4.7% 4/2/27	270,000	270,830
4.742% 3/16/32	170,000	167,678
4.758% 9/6/49	260,000	217,697
5.282% 4/2/50	100,000	91,187
5.65% 3/16/52	50,000	47,211
5.834% 2/20/31	100,000	104,962
6.421% 8/2/33	200,000	216,864
BAT International Finance PLC 5.931% 2/2/29	70,000	73,447
Philip Morris International, Inc.:
4.125% 3/4/43	330,000	280,401
4.25% 11/10/44	110,000	94,285
4.875% 2/15/28	170,000	172,397
4.875% 11/15/43	224,000	210,697
5.125% 11/17/27	170,000	173,792
5.125% 2/15/30	520,000	534,616
5.375% 2/15/33	480,000	494,998
5.75% 11/17/32	120,000	126,978
Reynolds American, Inc.:
4.45% 6/12/25	140,000	139,274
5.7% 8/15/35	110,000	112,628
5.85% 8/15/45	100,000	97,948
		6,780,191
TOTAL CONSUMER STAPLES		38,255,345
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 4.08% 12/15/47	290,000	241,069
Halliburton Co.:
4.75% 8/1/43	50,000	45,607
5% 11/15/45	210,000	196,927
6.7% 9/15/38	100,000	114,127
7.45% 9/15/39	120,000	146,517
NOV, Inc. 3.6% 12/1/29	280,000	265,590
		1,009,837
Oil, Gas & Consumable Fuels - 1.8%
6297782 LLC:
5.026% 10/1/29 (c)	100,000	99,779
5.584% 10/1/34 (c)	100,000	99,568
6.176% 10/1/54 (c)	100,000	99,944
Apache Corp. 5.25% 2/1/42	250,000	221,197
Boardwalk Pipelines LP:
4.45% 7/15/27	140,000	139,275
4.95% 12/15/24	102,000	101,786
5.625% 8/1/34	120,000	122,508
Burlington Resources LLC 5.95% 10/15/36	110,000	119,403
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	149,070
3.9% 2/1/25	100,000	99,400
4.95% 6/1/47	210,000	187,408
6.45% 6/30/33	140,000	151,088
Cenovus Energy, Inc. 5.4% 6/15/47	171,000	164,057
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/39	160,000	130,201
Cheniere Energy Partners LP:
3.25% 1/31/32	160,000	141,961
4% 3/1/31	280,000	264,099
5.75% 8/15/34 (c)	180,000	186,362
Cheniere Energy, Inc. 5.65% 4/15/34 (c)	190,000	195,518
Chevron Corp.:
1.554% 5/11/25	70,000	68,434
1.995% 5/11/27	70,000	66,307
2.236% 5/11/30	70,000	62,796
2.954% 5/16/26	231,000	226,127
2.978% 5/11/40	70,000	54,934
3.078% 5/11/50	70,000	50,464
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	95,704
5.05% 11/15/44	70,000	70,301
Columbia Pipeline Group, Inc. 5.8% 6/1/45	50,000	50,606
Conoco Funding Co. 7.25% 10/15/31	110,000	127,010
ConocoPhillips Co.:
3.8% 3/15/52	100,000	79,108
4.025% 3/15/62	230,000	181,850
5.05% 9/15/33	50,000	51,275
5.3% 5/15/53	130,000	129,231
5.55% 3/15/54	50,000	51,390
5.7% 9/15/63	130,000	135,706
6.5% 2/1/39	120,000	137,697
Continental Resources, Inc.:
4.375% 1/15/28	100,000	98,109
4.9% 6/1/44	60,000	51,016
DCP Midstream Operating LP 5.6% 4/1/44	80,000	78,934
Devon Energy Corp. 5% 6/15/45	315,000	281,089
Diamondback Energy, Inc.:
4.25% 3/15/52	160,000	128,308
4.4% 3/24/51	100,000	82,879
5.15% 1/30/30	160,000	163,556
5.9% 4/18/64	370,000	371,515
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	90,000	67,168
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	130,280
Enbridge, Inc.:
1.6% 10/4/26	860,000	810,324
2.5% 8/1/33	520,000	430,231
3.125% 11/15/29	420,000	391,759
3.4% 8/1/51	190,000	134,692
4.5% 6/10/44	120,000	103,824
5.625% 4/5/34	100,000	103,179
5.7% 3/8/33	200,000	208,540
8.5% 1/15/84 (b)	60,000	65,761
Energy Transfer LP:
3.75% 5/15/30	390,000	368,909
4.4% 3/15/27	170,000	169,190
4.95% 6/15/28	567,000	572,876
5% 5/15/50	330,000	292,679
5.25% 4/15/29	310,000	316,922
5.3% 4/15/47	50,000	46,379
5.4% 10/1/47	80,000	74,799
5.75% 4/1/25	3,090,000	3,087,582
5.8% 6/15/38	260,000	266,422
6% 6/15/48	330,000	333,233
6.05% 9/1/54	110,000	112,572
6.25% 4/15/49	130,000	135,263
6.4% 12/1/30	100,000	108,199
6.55% 12/1/33	220,000	240,601
6.625% 10/15/36	280,000	304,946
7.5% 7/1/38	210,000	246,830
Enterprise Products Operating LP:
2.8% 1/31/30	560,000	517,763
3.2% 2/15/52	290,000	200,623
3.3% 2/15/53	100,000	69,952
3.95% 2/15/27	214,000	212,285
4.2% 1/31/50	370,000	310,003
4.25% 2/15/48	270,000	229,531
4.45% 2/15/43	100,000	89,146
4.8% 2/1/49	56,000	51,302
4.85% 8/15/42	170,000	159,782
4.95% 2/15/35	130,000	130,550
5.35% 1/31/33	500,000	519,972
5.55% 2/16/55	130,000	132,271
7.55% 4/15/38	120,000	147,061
EOG Resources, Inc. 4.95% 4/15/50	100,000	94,795
EQT Corp.:
5.7% 4/1/28	154,000	158,200
5.75% 2/1/34	110,000	112,340
Equinor ASA:
2.375% 5/22/30	310,000	280,057
2.875% 4/6/25	400,000	395,496
3.625% 9/10/28	130,000	127,187
4.8% 11/8/43	130,000	125,326
5.1% 8/17/40	180,000	180,093
Exxon Mobil Corp.:
2.995% 8/16/39	350,000	281,758
3.452% 4/15/51	610,000	463,827
4.114% 3/1/46	200,000	174,163
4.327% 3/19/50	100,000	88,672
Hess Corp.:
5.6% 2/15/41	190,000	194,289
7.125% 3/15/33	170,000	193,652
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	340,000
6.55% 9/15/40	100,000	107,059
6.95% 1/15/38	100,000	112,329
Kinder Morgan, Inc.:
3.6% 2/15/51	170,000	121,260
4.8% 2/1/33	600,000	586,340
5.05% 2/15/46	50,000	45,397
5.2% 3/1/48	264,000	243,376
5.45% 8/1/52	210,000	199,642
5.55% 6/1/45	300,000	291,017
Marathon Oil Corp.:
5.7% 4/1/34	130,000	137,164
6.6% 10/1/37	120,000	134,315
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	235,487
4.7% 5/1/25	370,000	368,560
6.5% 3/1/41	50,000	53,883
MPLX LP:
4.125% 3/1/27	60,000	59,340
4.5% 4/15/38	570,000	520,279
4.7% 4/15/48	226,000	194,627
4.95% 9/1/32	130,000	128,681
5% 3/1/33	500,000	494,788
5.5% 2/15/49	100,000	95,889
Occidental Petroleum Corp.:
4.2% 3/15/48	290,000	224,514
5.55% 10/1/34	150,000	152,419
6.05% 10/1/54	150,000	152,549
6.125% 1/1/31	60,000	63,238
6.375% 9/1/28	980,000	1,027,998
6.45% 9/15/36	80,000	86,701
ONEOK Partners LP 6.65% 10/1/36	350,000	386,101
ONEOK, Inc.:
3.95% 3/1/50	35,000	26,566
4% 7/13/27	80,000	78,975
4.45% 9/1/49	50,000	40,649
4.85% 2/1/49	130,000	113,401
5% 3/1/26	147,000	147,254
5.2% 7/15/48	22,000	20,192
5.65% 11/1/28	60,000	62,323
6.1% 11/15/32	340,000	361,008
6.625% 9/1/53	130,000	143,185
7.15% 1/15/51	150,000	170,621
Ovintiv, Inc.:
5.65% 5/15/28	250,000	257,283
6.5% 2/1/38	70,000	74,346
6.625% 8/15/37	100,000	106,782
Phillips 66 Co.:
3.3% 3/15/52	180,000	122,412
3.9% 3/15/28	380,000	372,555
4.65% 11/15/34	220,000	212,897
4.68% 2/15/45	100,000	89,080
5.25% 6/15/31	100,000	102,822
5.65% 6/15/54	130,000	129,953
Pioneer Natural Resources Co. 1.9% 8/15/30	210,000	182,930
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	760,000	715,733
4.7% 6/15/44	90,000	77,434
Sabine Pass Liquefaction LLC 4.5% 5/15/30	420,000	415,611
Schlumberger Investment SA:
4.5% 5/15/28	200,000	200,970
4.85% 5/15/33	70,000	71,050
5% 6/1/34	100,000	101,936
Shell International Finance BV:
2% 11/7/24	1,770,000	1,759,628
2.375% 11/7/29	320,000	292,316
2.5% 9/12/26	270,000	260,805
2.875% 11/26/41	440,000	327,307
3% 11/26/51	100,000	68,485
3.125% 11/7/49	100,000	70,986
3.25% 4/6/50	240,000	174,248
3.75% 9/12/46	106,000	85,331
4.125% 5/11/35	170,000	162,578
4.375% 5/11/45	160,000	142,653
4.55% 8/12/43	100,000	93,603
5.5% 3/25/40	190,000	199,190
Suncor Energy, Inc.:
4% 11/15/47	234,000	181,135
6.8% 5/15/38	130,000	145,237
7.15% 2/1/32	90,000	100,898
Targa Resources Corp.:
4.2% 2/1/33	130,000	120,908
6.125% 3/15/33	250,000	265,577
6.5% 2/15/53	190,000	207,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	637,143
Tennessee Gas Pipeline Co. 7% 10/15/28	630,000	679,861
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	450,495
4.85% 3/1/48	50,000	44,866
5.1% 9/15/45	100,000	93,006
5.15% 3/15/34	130,000	130,565
5.4% 3/2/26	160,000	161,545
5.65% 3/15/33	230,000	238,881
5.8% 11/15/43	100,000	102,117
7.5% 1/15/31	205,000	232,086
TotalEnergies Capital International SA:
3.127% 5/29/50	100,000	71,111
3.386% 6/29/60	100,000	70,493
3.461% 7/12/49	140,000	105,778
TotalEnergies Capital SA:
3.883% 10/11/28	470,000	462,795
5.15% 4/5/34	110,000	113,726
5.488% 4/5/54	240,000	247,624
5.638% 4/5/64	70,000	72,683
TransCanada PipeLines Ltd.:
1% 10/12/24	340,000	338,112
4.1% 4/15/30	270,000	262,870
4.25% 5/15/28	320,000	316,578
4.875% 5/15/48	80,000	73,521
5% 10/16/43	440,000	417,480
6.1% 6/1/40	170,000	179,873
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,105,000	1,025,919
3.95% 5/15/50	100,000	78,712
4.6% 3/15/48	190,000	165,068
Valero Energy Corp.:
3.4% 9/15/26	110,000	107,352
3.65% 12/1/51	110,000	78,692
4.35% 6/1/28	70,000	69,401
6.625% 6/15/37	200,000	221,028
Valero Energy Partners LP 4.5% 3/15/28	270,000	268,553
Western Midstream Operating LP:
4.05% 2/1/30	230,000	220,156
5.3% 3/1/48	150,000	135,579
6.15% 4/1/33	110,000	115,600
		43,938,801
TOTAL ENERGY		44,948,638
FINANCIALS - 8.9%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd. 4.75% 1/18/27	340,000	343,664
Banco Bilbao Vizcaya Argentaria SA:
1.125% 9/18/25	200,000	192,399
5.862% 9/14/26 (b)	400,000	402,876
Banco Santander SA:
1.722% 9/14/27 (b)	800,000	750,706
3.306% 6/27/29	200,000	189,094
3.8% 2/23/28	600,000	582,632
5.179% 11/19/25	400,000	399,762
5.294% 8/18/27	200,000	203,353
5.538% 3/14/30 (b)	400,000	410,975
6.35% 3/14/34	200,000	209,589
6.921% 8/8/33	200,000	216,707
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)	1,000,000	1,004,283
0.981% 9/25/25 (b)	800,000	797,611
1.658% 3/11/27 (b)	340,000	324,604
1.734% 7/22/27 (b)	510,000	483,810
2.087% 6/14/29 (b)	1,210,000	1,107,705
2.299% 7/21/32 (b)	110,000	93,634
2.482% 9/21/36 (b)	70,000	58,000
2.572% 10/20/32 (b)	1,690,000	1,461,821
2.651% 3/11/32 (b)	340,000	298,314
2.676% 6/19/41 (b)	1,480,000	1,081,661
2.687% 4/22/32 (b)	410,000	360,129
2.831% 10/24/51 (b)	140,000	93,821
2.972% 2/4/33 (b)	250,000	220,390
2.972% 7/21/52 (b)	110,000	76,245
3.093% 10/1/25 (b)	400,000	399,212
3.194% 7/23/30 (b)	270,000	252,786
3.419% 12/20/28 (b)	445,000	429,070
3.946% 1/23/49 (b)	360,000	298,968
3.95% 4/21/25	1,320,000	1,309,667
3.97% 3/5/29 (b)	780,000	763,955
3.974% 2/7/30 (b)	825,000	802,875
4% 1/22/25	512,000	509,179
4.078% 4/23/40 (b)	100,000	89,344
4.083% 3/20/51 (b)	100,000	84,161
4.244% 4/24/38 (b)	480,000	445,098
4.271% 7/23/29 (b)	360,000	356,170
4.33% 3/15/50 (b)	200,000	175,894
4.376% 4/27/28 (b)	1,000,000	994,699
5% 1/21/44	235,000	233,957
5.202% 4/25/29 (b)	200,000	204,308
5.425% 8/15/35 (b)	300,000	300,650
5.872% 9/15/34 (b)	480,000	510,152
6.11% 1/29/37	508,000	551,796
6.204% 11/10/28 (b)	400,000	419,244
6.22% 9/15/26	480,000	496,158
7.75% 5/14/38	120,000	148,917
Bank of Montreal:
1.25% 9/15/26	395,000	370,280
2.65% 3/8/27	460,000	441,842
3.088% 1/10/37 (b)	110,000	93,864
3.803% 12/15/32 (b)	100,000	96,308
5.717% 9/25/28	320,000	334,117
Bank of Nova Scotia:
2.45% 2/2/32	110,000	94,432
4.588% 5/4/37 (b)	120,000	112,531
4.85% 2/1/30	210,000	213,263
5.25% 6/12/28	330,000	339,479
5.45% 6/12/25	900,000	903,590
Barclays PLC:
2.279% 11/24/27 (b)	300,000	283,925
2.894% 11/24/32 (b)	520,000	448,301
3.33% 11/24/42 (b)	465,000	348,251
3.564% 9/23/35 (b)	240,000	216,091
4.375% 1/12/26	210,000	208,759
4.836% 5/9/28	310,000	307,464
4.95% 1/10/47	200,000	187,235
5.088% 6/20/30 (b)	200,000	199,250
5.2% 5/12/26	360,000	360,942
5.304% 8/9/26 (b)	250,000	250,404
5.501% 8/9/28 (b)	590,000	601,435
5.746% 8/9/33 (b)	200,000	206,830
5.829% 5/9/27 (b)	400,000	405,633
6.49% 9/13/29 (b)	800,000	847,453
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	85,000	78,339
5.001% 4/28/28	310,000	315,499
5.926% 10/2/26	210,000	215,899
6.092% 10/3/33	186,000	200,051
Citibank NA 4.838% 8/6/29	510,000	517,014
Citigroup, Inc.:
1.122% 1/28/27 (b)	600,000	569,787
1.462% 6/9/27 (b)	300,000	283,711
2.561% 5/1/32 (b)	600,000	519,736
2.572% 6/3/31 (b)	250,000	222,379
3.07% 2/24/28 (b)	610,000	588,618
3.2% 10/21/26	80,000	77,855
3.52% 10/27/28 (b)	2,060,000	1,997,003
3.785% 3/17/33 (b)	100,000	92,304
3.878% 1/24/39 (b)	470,000	409,997
3.887% 1/10/28 (b)	140,000	137,741
3.98% 3/20/30 (b)	150,000	145,632
4.075% 4/23/29 (b)	770,000	757,333
4.45% 9/29/27	235,000	233,893
4.6% 3/9/26	1,590,000	1,586,110
4.65% 7/30/45	267,000	244,421
4.65% 7/23/48	195,000	177,804
4.75% 5/18/46	208,000	188,025
5.316% 3/26/41 (b)	500,000	498,593
5.449% 6/11/35 (b)	300,000	308,310
5.61% 9/29/26 (b)	500,000	503,589
5.827% 2/13/35 (b)	380,000	390,552
5.875% 2/22/33	310,000	325,507
6.27% 11/17/33 (b)	100,000	108,336
6.625% 6/15/32	100,000	109,686
6.675% 9/13/43	200,000	228,750
Citizens Financial Group, Inc.:
2.5% 2/6/30	190,000	167,560
5.641% 5/21/37 (b)	70,000	67,580
5.718% 7/23/32 (b)	150,000	153,107
Comerica, Inc. 5.982% 1/30/30 (b)	140,000	142,417
Cooperatieve Rabobank UA:
3.75% 7/21/26	250,000	244,668
4.375% 8/4/25	290,000	287,912
5.25% 5/24/41	180,000	185,536
Export-Import Bank of Korea:
0.625% 2/9/26	400,000	379,469
1.25% 9/21/30	680,000	570,761
4.25% 9/15/27	430,000	430,140
5.125% 9/18/28	290,000	299,861
Fifth Third Bancorp:
2.55% 5/5/27	100,000	94,901
3.95% 3/14/28	50,000	49,013
4.337% 4/25/33 (b)	50,000	47,155
4.772% 7/28/30 (b)	170,000	169,014
6.361% 10/27/28 (b)	380,000	397,308
8.25% 3/1/38	90,000	111,597
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (b)	330,000	361,071
2.013% 9/22/28 (b)	630,000	581,548
2.206% 8/17/29 (b)	550,000	498,861
2.633% 11/7/25 (b)	600,000	596,861
2.804% 5/24/32 (b)	340,000	295,293
3.973% 5/22/30 (b)	214,000	206,332
4.292% 9/12/26 (b)	1,600,000	1,587,928
4.375% 11/23/26	640,000	633,605
4.762% 3/29/33 (b)	210,000	202,497
5.402% 8/11/33 (b)	680,000	697,231
5.597% 5/17/28 (b)	390,000	398,388
6.1% 1/14/42	240,000	266,011
6.5% 5/2/36	100,000	108,621
6.5% 9/15/37	140,000	151,467
6.5% 9/15/37	170,000	182,292
6.547% 6/20/34 (b)	200,000	213,704
6.8% 6/1/38	100,000	111,619
7.399% 11/13/34 (b)	310,000	347,362
8.113% 11/3/33 (b)	290,000	338,449
Huntington Bancshares, Inc.:
2.55% 2/4/30	310,000	275,718
4.443% 8/4/28 (b)	290,000	289,151
6.208% 8/21/29 (b)	100,000	105,066
ING Groep NV:
2.727% 4/1/32 (b)	200,000	175,377
3.95% 3/29/27	200,000	197,104
4.017% 3/28/28 (b)	200,000	197,129
4.252% 3/28/33 (b)	200,000	191,872
5.55% 3/19/35 (b)	220,000	226,621
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	1,200,000	1,146,442
1.47% 9/22/27 (b)	360,000	338,167
1.578% 4/22/27 (b)	300,000	285,453
1.953% 2/4/32 (b)	300,000	253,374
2.069% 6/1/29 (b)	340,000	311,157
2.525% 11/19/41 (b)	340,000	244,310
2.545% 11/8/32 (b)	1,080,000	934,025
2.58% 4/22/32 (b)	300,000	262,613
2.739% 10/15/30 (b)	570,000	521,907
2.95% 10/1/26	190,000	184,776
2.956% 5/13/31 (b)	360,000	327,443
3.109% 4/22/41 (b)	220,000	171,744
3.109% 4/22/51 (b)	50,000	35,954
3.328% 4/22/52 (b)	320,000	238,508
3.702% 5/6/30 (b)	240,000	231,116
3.897% 1/23/49 (b)	350,000	291,362
4.323% 4/26/28 (b)	550,000	547,481
4.452% 12/5/29 (b)	630,000	627,523
4.586% 4/26/33 (b)	1,230,000	1,214,146
4.95% 6/1/45	190,000	185,793
4.995% 7/22/30 (b)	150,000	152,751
5.294% 7/22/35 (b)	150,000	153,934
5.35% 6/1/34 (b)	1,600,000	1,650,713
5.5% 10/15/40	430,000	453,260
5.6% 7/15/41	325,000	347,160
5.625% 8/16/43	247,000	262,541
5.766% 4/22/35 (b)	440,000	467,342
JPMorgan Chase Bank 5.11% 12/8/26	725,000	737,349
KeyCorp 2.25% 4/6/27	280,000	263,035
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	144,262
3.574% 11/7/28 (b)	420,000	405,909
4.375% 3/22/28	656,000	650,881
4.976% 8/11/33 (b)	200,000	198,514
5.721% 6/5/30 (b)	300,000	311,214
7.953% 11/15/33 (b)	200,000	231,410
M&T Bank Corp.:
5.053% 1/27/34 (b)	190,000	184,385
6.082% 3/13/32 (b)	100,000	103,871
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (b)	240,000	249,297
1.538% 7/20/27 (b)	550,000	519,097
2.309% 7/20/32 (b)	550,000	468,769
2.341% 1/19/28 (b)	330,000	313,443
2.559% 2/25/30	200,000	180,372
2.757% 9/13/26	1,050,000	1,014,017
3.195% 7/18/29	670,000	630,017
3.961% 3/2/28	100,000	98,678
4.153% 3/7/39	150,000	138,318
4.286% 7/26/38	110,000	104,014
5.475% 2/22/31 (b)	200,000	207,456
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	200,000	188,802
1.979% 9/8/31 (b)	280,000	238,718
2.226% 5/25/26 (b)	200,000	195,885
5.669% 9/13/33 (b)	200,000	208,694
5.739% 5/27/31 (b)	590,000	616,389
5.778% 7/6/29 (b)	430,000	446,805
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	1,710,000	1,716,826
National Australia Bank Ltd.:
4.9% 6/13/28	300,000	306,379
4.944% 1/12/28	250,000	254,629
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	175,944
3.754% 11/1/29 (b)	400,000	398,628
5.516% 9/30/28 (b)	290,000	297,077
5.778% 3/1/35 (b)	400,000	417,869
5.847% 3/2/27 (b)	480,000	486,949
7.472% 11/10/26 (b)	330,000	338,873
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	95,962
PNC Financial Services Group, Inc.:
1.15% 8/13/26	400,000	375,299
2.2% 11/1/24	250,000	248,607
2.55% 1/22/30	530,000	481,630
3.45% 4/23/29	710,000	682,178
4.626% 6/6/33 (b)	220,000	212,335
5.068% 1/24/34 (b)	160,000	159,936
5.582% 6/12/29 (b)	80,000	82,628
5.676% 1/22/35 (b)	200,000	208,726
5.939% 8/18/34 (b)	200,000	211,738
Royal Bank of Canada:
1.2% 4/27/26	1,030,000	978,235
2.05% 1/21/27	300,000	284,935
3.625% 5/4/27	410,000	403,262
4.24% 8/3/27	390,000	389,961
4.65% 1/27/26	210,000	209,590
4.95% 2/1/29	90,000	92,059
5% 5/2/33	200,000	205,035
5.15% 2/1/34	100,000	102,490
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	110,000	108,666
4.5% 7/17/25	406,000	403,243
6.565% 6/12/29 (b)	100,000	104,666
7.66% 11/9/31 (b)	280,000	312,165
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	241,222
6.534% 1/10/29 (b)	250,000	262,082
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	631,976
2.142% 9/23/30	260,000	224,433
2.174% 1/14/27	1,010,000	956,769
2.75% 1/15/30	200,000	181,626
3.01% 10/19/26	725,000	702,472
3.05% 1/14/42	260,000	201,517
5.52% 1/13/28	500,000	515,086
5.558% 7/9/34	200,000	208,359
5.776% 7/13/33	280,000	297,461
5.8% 7/13/28	300,000	313,669
5.808% 9/14/33	200,000	213,897
6.184% 7/13/43	60,000	66,919
The Toronto-Dominion Bank:
2% 9/10/31	200,000	169,677
3.2% 3/10/32	190,000	171,077
3.766% 6/6/25	1,440,000	1,428,357
4.456% 6/8/32	100,000	97,791
5.156% 1/10/28	620,000	632,969
5.264% 12/11/26	300,000	305,352
Truist Financial Corp.:
1.2% 8/5/25	850,000	820,686
1.267% 3/2/27 (b)	950,000	898,171
4.916% 7/28/33 (b)	250,000	241,755
5.153% 8/5/32 (b)	160,000	161,598
5.711% 1/24/35 (b)	270,000	279,636
5.867% 6/8/34 (b)	300,000	313,468
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	82,726
2.677% 1/27/33 (b)	190,000	163,606
3.9% 4/26/28	550,000	540,669
4.839% 2/1/34 (b)	490,000	481,704
4.967% 7/22/33 (b)	150,000	147,298
5.775% 6/12/29 (b)	100,000	103,834
5.85% 10/21/33 (b)	460,000	483,276
Wachovia Corp. 5.5% 8/1/35	350,000	359,825
Wells Fargo & Co.:
2.393% 6/2/28 (b)	220,000	207,541
2.406% 10/30/25 (b)	550,000	547,112
3% 10/23/26	710,000	689,629
3.068% 4/30/41 (b)	380,000	290,456
3.9% 5/1/45	310,000	258,043
3.908% 4/25/26 (b)	630,000	624,562
4.4% 6/14/46	120,000	102,052
4.54% 8/15/26 (b)	500,000	497,771
4.611% 4/25/53 (b)	1,160,000	1,050,720
4.75% 12/7/46	508,000	454,329
4.897% 7/25/33 (b)	200,000	199,026
4.9% 11/17/45	97,000	88,895
5.013% 4/4/51 (b)	280,000	268,295
5.198% 1/23/30 (b)	720,000	734,876
5.375% 11/2/43	100,000	98,939
5.389% 4/24/34 (b)	580,000	594,400
5.557% 7/25/34 (b)	590,000	608,881
5.574% 7/25/29 (b)	400,000	413,054
5.606% 1/15/44	360,000	364,588
Wells Fargo Bank NA 5.254% 12/11/26	1,760,000	1,794,087
Westpac Banking Corp.:
1.953% 11/20/28	170,000	154,814
2.894% 2/4/30 (b)	390,000	385,577
3.02% 11/18/36 (b)	180,000	154,478
3.35% 3/8/27	670,000	655,801
4.043% 8/26/27	230,000	229,106
4.11% 7/24/34 (b)	500,000	479,459
4.322% 11/23/31 (b)	270,000	266,338
5.405% 8/10/33 (b)	100,000	101,406
6.82% 11/17/33	100,000	111,596
		111,243,285
Capital Markets - 1.9%
Ameriprise Financial, Inc.:
3% 4/2/25	210,000	207,670
5.15% 5/15/33	70,000	72,050
5.7% 12/15/28	130,000	136,666
Ares Capital Corp.:
2.875% 6/15/28	100,000	91,349
3.2% 11/15/31	150,000	129,418
3.875% 1/15/26	200,000	196,176
4.25% 3/1/25	100,000	99,401
5.95% 7/15/29	190,000	193,617
7% 1/15/27	90,000	93,364
Bank of New York Mellon Corp.:
1.8% 7/28/31	170,000	142,395
1.9% 1/25/29	245,000	222,163
2.1% 10/24/24	370,000	368,349
4.414% 7/24/26 (b)	500,000	497,708
4.543% 2/1/29 (b)	560,000	562,776
4.596% 7/26/30 (b)	100,000	100,731
4.975% 3/14/30 (b)	150,000	153,493
5.188% 3/14/35 (b)	260,000	265,569
6.317% 10/25/29 (b)	500,000	533,607
Blackrock Funding, Inc.:
4.6% 7/26/27	90,000	91,292
5% 3/14/34	100,000	103,146
5.25% 3/14/54	60,000	60,846
5.35% 1/8/55	100,000	102,611
BlackRock, Inc.:
2.4% 4/30/30	550,000	497,802
3.2% 3/15/27	220,000	215,302
3.25% 4/30/29	180,000	173,493
4.75% 5/25/33	80,000	81,016
Blackstone Private Credit Fund:
2.7% 1/15/25	280,000	276,786
3.25% 3/15/27	140,000	132,575
4.7% 3/24/25	350,000	348,088
5.95% 7/16/29 (c)	110,000	110,802
6.25% 1/25/31 (c)	50,000	51,141
7.3% 11/27/28 (c)	50,000	53,002
Blue Owl Capital Corp. 2.875% 6/11/28	270,000	246,849
Brookfield Capital Finance LLC 6.087% 6/14/33	100,000	106,776
Brookfield Finance LLC / Brookfield Finance, Inc. 3.45% 4/15/50	120,000	85,901
Brookfield Finance, Inc.:
2.724% 4/15/31	330,000	292,161
3.5% 3/30/51	100,000	73,439
3.9% 1/25/28	190,000	185,608
5.968% 3/4/54	100,000	105,309
6.35% 1/5/34	70,000	76,157
Cboe Global Markets, Inc. 1.625% 12/15/30	130,000	110,373
Charles Schwab Corp.:
0.9% 3/11/26	460,000	434,701
1.65% 3/11/31	197,000	163,758
2% 3/20/28	120,000	110,559
2.9% 3/3/32	310,000	274,205
3.2% 3/2/27	910,000	882,779
6.136% 8/24/34 (b)	240,000	257,817
CI Financial Corp. 3.2% 12/17/30	220,000	181,920
CME Group, Inc.:
3.75% 6/15/28	140,000	138,198
5.3% 9/15/43	150,000	157,358
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	220,000	251,004
Deutsche Bank AG 4.1% 1/13/26	700,000	693,375
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	235,784
3.547% 9/18/31 (b)	150,000	137,780
3.729% 1/14/32 (b)	250,000	221,071
4.1% 1/13/26	154,000	151,991
4.875% 12/1/32 (b)	200,000	194,779
6.72% 1/18/29 (b)	150,000	157,918
6.819% 11/20/29 (b)	280,000	297,942
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	107,797
1.093% 12/9/26 (b)	1,000,000	952,151
1.948% 10/21/27 (b)	600,000	566,818
2.383% 7/21/32 (b)	1,250,000	1,064,332
2.615% 4/22/32 (b)	460,000	400,025
2.908% 7/21/42 (b)	470,000	346,550
3.102% 2/24/33 (b)	140,000	123,838
3.5% 4/1/25	2,620,000	2,594,651
3.85% 1/26/27	960,000	945,955
4.017% 10/31/38 (b)	350,000	310,030
4.223% 5/1/29 (b)	1,650,000	1,627,220
4.482% 8/23/28 (b)	820,000	818,127
4.75% 10/21/45	245,000	231,758
4.8% 7/8/44	120,000	114,023
5.049% 7/23/30 (b)	500,000	507,470
5.15% 5/22/45	330,000	324,287
6.25% 2/1/41	220,000	245,552
6.561% 10/24/34 (b)	110,000	122,027
6.75% 10/1/37	492,000	554,540
HPS Corporate Lending Fund:
6.25% 9/30/29 (c)	100,000	101,820
6.75% 1/30/29 (c)	60,000	62,122
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	130,261
2.65% 9/15/40	270,000	198,018
3% 9/15/60	100,000	63,834
3.1% 9/15/27	535,000	515,651
3.75% 9/21/28	100,000	97,520
4% 9/15/27	380,000	376,296
4.25% 9/21/48	120,000	104,542
4.6% 3/15/33	100,000	99,517
5.2% 6/15/62	210,000	208,812
Invesco Finance PLC 3.75% 1/15/26	240,000	237,143
Jefferies Financial Group, Inc.:
2.75% 10/15/32	110,000	92,160
4.15% 1/23/30	507,000	487,605
4.85% 1/15/27	110,000	110,228
5.875% 7/21/28	130,000	134,620
Lazard Group LLC:
4.375% 3/11/29	110,000	107,711
4.5% 9/19/28	100,000	98,805
Legg Mason, Inc. 5.625% 1/15/44	60,000	60,949
LPL Holdings, Inc. 6.75% 11/17/28	80,000	85,319
Moody's Corp.:
2% 8/19/31	140,000	118,769
2.55% 8/18/60	100,000	56,076
4.875% 12/17/48	120,000	112,639
5% 8/5/34	200,000	202,209
Morgan Stanley:
1.164% 10/21/25 (b)	100,000	99,398
1.512% 7/20/27 (b)	470,000	443,253
1.593% 5/4/27 (b)	1,100,000	1,045,031
1.794% 2/13/32 (b)	260,000	216,382
2.188% 4/28/26 (b)	610,000	598,046
2.239% 7/21/32 (b)	470,000	397,736
2.484% 9/16/36 (b)	520,000	428,675
3.625% 1/20/27	160,000	157,530
3.772% 1/24/29 (b)	180,000	175,646
3.971% 7/22/38 (b)	340,000	303,003
4.21% 4/20/28 (b)	575,000	569,842
4.3% 1/27/45	120,000	107,644
4.375% 1/22/47	324,000	289,832
4.457% 4/22/39 (b)	250,000	234,596
5.042% 7/19/30 (b)	110,000	111,875
5.123% 2/1/29 (b)	500,000	508,763
5.164% 4/20/29 (b)	630,000	641,864
5.25% 4/21/34 (b)	1,480,000	1,504,959
5.297% 4/20/37 (b)	330,000	327,301
5.32% 7/19/35 (b)	110,000	112,365
5.424% 7/21/34 (b)	480,000	493,100
5.597% 3/24/51 (b)	190,000	202,168
5.942% 2/7/39 (b)	200,000	206,436
6.375% 7/24/42	528,000	608,800
NASDAQ, Inc.:
1.65% 1/15/31	290,000	243,089
2.5% 12/21/40	100,000	69,584
3.95% 3/7/52	85,000	66,974
5.35% 6/28/28	100,000	103,313
5.95% 8/15/53	168,000	179,978
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	647,648
2.329% 1/22/27	290,000	274,011
2.679% 7/16/30	210,000	185,509
2.999% 1/22/32	565,000	489,841
6.07% 7/12/28	200,000	208,615
Northern Trust Corp.:
1.95% 5/1/30	150,000	132,357
6.125% 11/2/32	100,000	109,593
S&P Global, Inc.:
1.25% 8/15/30	120,000	101,258
2.45% 3/1/27	300,000	287,071
2.7% 3/1/29	270,000	252,271
2.95% 1/22/27	220,000	213,341
3.9% 3/1/62	200,000	159,031
4.25% 5/1/29	110,000	109,654
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	80,000	82,004
State Street Corp.:
1.684% 11/18/27 (b)	515,000	486,352
3.031% 11/1/34 (b)	170,000	155,439
4.164% 8/4/33 (b)	110,000	105,801
4.821% 1/26/34 (b)	100,000	99,875
5.272% 8/3/26	440,000	446,873
5.684% 11/21/29 (b)	200,000	209,504
UBS AG 1.25% 8/7/26	1,010,000	950,334
UBS AG London Branch 4.5% 6/26/48	210,000	193,080
UBS Group AG 3.75% 3/26/25	800,000	793,688
		45,550,026
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	1,000,000	953,084
3% 10/29/28	250,000	233,812
3.4% 10/29/33	250,000	217,948
3.85% 10/29/41	250,000	205,213
4.45% 10/1/25	300,000	298,249
4.625% 10/15/27	270,000	269,496
5.3% 1/19/34	200,000	202,544
6.45% 4/15/27	219,000	227,876
Ally Financial, Inc.:
2.2% 11/2/28	100,000	89,684
4.75% 6/9/27	100,000	99,641
5.125% 9/30/24	510,000	509,643
5.8% 5/1/25	150,000	150,300
6.184% 7/26/35 (b)	200,000	203,687
6.848% 1/3/30 (b)	240,000	253,823
6.992% 6/13/29 (b)	50,000	53,030
8% 11/1/31	100,000	114,130
American Express Co.:
3.3% 5/3/27	510,000	496,395
3.95% 8/1/25	400,000	396,816
4.05% 12/3/42	140,000	123,832
4.989% 5/26/33 (b)	150,000	149,941
5.043% 5/1/34 (b)	250,000	252,759
5.284% 7/26/35 (b)	420,000	429,207
5.85% 11/5/27	420,000	439,133
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	88,267
3.3% 10/30/24	230,000	229,178
3.75% 3/9/27	280,000	274,302
3.8% 1/31/28	438,000	424,958
4.2% 10/29/25	100,000	98,894
5.247% 7/26/30 (b)	470,000	474,818
5.468% 2/1/29 (b)	450,000	457,763
5.817% 2/1/34 (b)	70,000	71,530
6.051% 2/1/35 (b)	200,000	207,585
6.312% 6/8/29 (b)	270,000	282,426
6.377% 6/8/34 (b)	150,000	159,362
Discover Financial Services 4.5% 1/30/26	208,000	206,738
Ford Motor Credit Co. LLC:
6.798% 11/7/28	310,000	326,720
6.8% 5/12/28	740,000	776,346
6.95% 3/6/26	260,000	265,891
7.122% 11/7/33	210,000	226,858
7.2% 6/10/30	520,000	559,737
John Deere Capital Corp.:
1.45% 1/15/31	170,000	142,931
2.35% 3/8/27	200,000	190,929
2.8% 9/8/27	290,000	278,657
2.8% 7/18/29	310,000	289,846
4.35% 9/15/32	320,000	318,419
4.75% 6/8/26	730,000	735,443
4.95% 7/14/28	450,000	461,631
5.05% 6/12/34	210,000	216,058
5.15% 9/8/33	170,000	177,178
Synchrony Financial:
3.95% 12/1/27	380,000	366,148
5.15% 3/19/29	109,000	108,563
Toyota Motor Credit Corp.:
1.15% 8/13/27	470,000	430,510
1.65% 1/10/31	180,000	152,006
1.9% 9/12/31	210,000	175,977
3.2% 1/11/27	810,000	791,159
4.45% 6/29/29	340,000	342,016
4.8% 1/5/34	70,000	70,413
5.4% 11/20/26	1,155,000	1,180,533
5.55% 11/20/30	190,000	200,840
		18,130,873
Financial Services - 0.9%
AB Svensk Exportkredit 2.25% 3/22/27	970,000	927,683
Aon Corp. / Aon Global Holdings PLC:
2.85% 5/28/27	100,000	96,192
3.9% 2/28/52	150,000	116,961
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	218,857
4.5% 2/11/43	110,000	107,470
Blue Owl Credit Income Corp.:
6.6% 9/15/29 (c)	80,000	81,487
6.65% 3/15/31	190,000	193,285
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	147,557
3% 2/24/50	130,000	88,865
3.001% 3/17/52	200,000	135,317
3.017% 1/16/27	635,000	616,623
3.06% 6/17/41	810,000	617,366
3.379% 2/8/61	110,000	76,152
4.234% 11/6/28	830,000	827,319
4.812% 2/13/33	150,000	150,040
CNH Industrial Capital LLC:
4.55% 4/10/28	180,000	179,674
5.5% 1/12/29	120,000	124,110
Corebridge Financial, Inc.:
3.65% 4/5/27	290,000	283,940
3.9% 4/5/32	210,000	194,428
4.4% 4/5/52	190,000	157,877
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	109,296
2.6% 11/15/29	320,000	295,037
3.4% 11/15/49	80,000	60,652
Equitable Holdings, Inc.:
4.35% 4/20/28	380,000	375,180
5% 4/20/48	120,000	111,944
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	196,527	168,649
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	233,431
2.25% 3/1/31	200,000	173,037
5.625% 7/15/52	100,000	103,491
Fiserv, Inc.:
2.25% 6/1/27	100,000	94,362
3.5% 7/1/29	520,000	497,932
4.4% 7/1/49	310,000	265,755
5.375% 8/21/28	300,000	309,558
5.45% 3/2/28	150,000	154,589
Global Payments, Inc.:
1.2% 3/1/26	350,000	331,897
2.9% 5/15/30	310,000	279,054
3.2% 8/15/29	110,000	102,018
4.45% 6/1/28	170,000	168,176
5.95% 8/15/52	100,000	101,644
Jackson Financial, Inc.:
3.125% 11/23/31	64,000	55,384
5.17% 6/8/27	110,000	111,496
5.67% 6/8/32	85,000	87,745
Japan International Cooperation Agency 1.75% 4/28/31	200,000	171,685
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
5.75% 4/1/33	500,000	511,830
6.5% 12/1/52	180,000	189,619
6.75% 3/15/34 (c)	110,000	120,596
7.25% 11/15/53 (c)	70,000	80,356
KfW:
0% 6/29/37	1,000,000	585,128
0.375% 7/18/25	208,000	200,747
0.625% 1/22/26	900,000	857,004
2.5% 11/20/24	280,000	278,390
3% 5/20/27	2,200,000	2,150,567
MasterCard, Inc.:
2.95% 11/21/26	615,000	598,798
3.8% 11/21/46	120,000	100,797
3.85% 3/26/50	310,000	257,342
3.95% 2/26/48	100,000	85,446
4.85% 3/9/33	160,000	164,689
4.875% 3/9/28	210,000	215,727
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	340,000	326,207
4.3% 3/15/49	70,000	60,117
4.85% 2/7/29	220,000	224,043
5.05% 9/15/28	300,000	306,853
5.8% 1/15/33	110,000	117,492
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	78,102
2.3% 6/1/30	130,000	116,325
2.85% 10/1/29	420,000	391,034
5.05% 6/1/52	160,000	155,659
5.15% 6/1/34	260,000	267,045
Rexford Industrial Realty LP 5% 6/15/28	100,000	101,152
Sixth Street Lending Partners 6.5% 3/11/29 (c)	130,000	132,779
The Western Union Co.:
2.75% 3/15/31	110,000	94,601
2.85% 1/10/25	100,000	99,091
Visa, Inc.:
2% 8/15/50	100,000	59,760
2.05% 4/15/30	430,000	385,380
2.7% 4/15/40	120,000	91,965
2.75% 9/15/27	815,000	784,522
3.15% 12/14/25	160,000	157,515
4.3% 12/14/45	402,000	364,494
Voya Financial, Inc.:
3.65% 6/15/26	170,000	167,045
5.7% 7/15/43	50,000	49,790
		20,631,222
Insurance - 0.8%
AFLAC, Inc. 3.6% 4/1/30	340,000	324,686
Allstate Corp.:
CME Term SOFR 3 Month Index + 3.190% 8.3177% 8/15/53 (b)(d)	160,000	160,400
1.45% 12/15/30	500,000	414,325
4.5% 6/15/43	180,000	161,514
American International Group, Inc.:
4.375% 6/30/50	170,000	147,614
4.5% 7/16/44	115,000	102,676
4.7% 7/10/35	200,000	191,670
4.75% 4/1/48	40,000	36,829
5.75% 4/1/48 (b)	190,000	188,288
Aon Corp. 4.5% 12/15/28	310,000	309,665
Aon North America, Inc.:
5.45% 3/1/34	300,000	310,445
5.75% 3/1/54	150,000	155,324
Aon PLC:
4.6% 6/14/44	165,000	146,669
4.75% 5/15/45	140,000	127,672
Arch Capital Finance LLC 4.011% 12/15/26	360,000	355,087
Arch Capital Group Ltd. 3.635% 6/30/50	187,000	141,330
Arthur J. Gallagher & Co.:
3.5% 5/20/51	100,000	72,090
5.75% 3/2/53	100,000	101,445
6.75% 2/15/54	100,000	115,352
Assurant, Inc. 4.9% 3/27/28	100,000	100,129
Assured Guaranty U.S. Holdings, Inc.:
3.6% 9/15/51	35,000	24,991
6.125% 9/15/28	180,000	189,708
Athene Holding Ltd.:
3.5% 1/15/31	220,000	202,439
4.125% 1/12/28	90,000	88,231
6.25% 4/1/54	100,000	103,815
6.65% 2/1/33	100,000	108,915
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	172,702
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	768,783
2.85% 10/15/50	180,000	123,619
3.85% 3/15/52	220,000	181,066
4.2% 8/15/48	130,000	116,589
4.25% 1/15/49	100,000	90,823
4.4% 5/15/42	300,000	288,127
5.75% 1/15/40	160,000	176,955
Brighthouse Financial, Inc.:
3.85% 12/22/51	65,000	42,643
5.625% 5/15/30	309,000	315,352
Brown & Brown, Inc.:
4.2% 3/17/32	140,000	132,466
5.65% 6/11/34	130,000	134,005
Chubb INA Holdings, Inc.:
1.375% 9/15/30	380,000	322,435
2.85% 12/15/51	155,000	105,684
3.05% 12/15/61	90,000	59,817
3.15% 3/15/25	310,000	306,885
4.35% 11/3/45	74,000	66,441
CNA Financial Corp.:
3.45% 8/15/27	190,000	184,742
3.9% 5/1/29	100,000	97,285
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	240,000	237,556
5.625% 8/16/32	70,000	71,397
6.1% 3/15/55 (c)	50,000	50,573
6.35% 3/22/54 (c)	150,000	156,565
Globe Life, Inc. 2.15% 8/15/30	100,000	85,249
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	451,116
2.9% 9/15/51	50,000	33,110
4.4% 3/15/48	30,000	26,245
Lincoln National Corp.:
3.8% 3/1/28	230,000	223,668
4.35% 3/1/48	210,000	167,592
Manulife Financial Corp.:
4.15% 3/4/26	510,000	507,428
5.375% 3/4/46	50,000	50,805
Markel Group, Inc.:
3.35% 9/17/29	100,000	94,326
3.5% 11/1/27	300,000	290,799
5% 5/20/49	120,000	109,534
6% 5/16/54	100,000	103,619
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	140,000	123,843
3.5% 3/10/25	190,000	188,425
4.2% 3/1/48	40,000	34,255
4.375% 3/15/29	120,000	120,445
4.75% 3/15/39	120,000	116,571
4.9% 3/15/49	270,000	255,629
5.7% 9/15/53	190,000	201,963
MetLife, Inc.:
4.125% 8/13/42	180,000	156,227
4.55% 3/23/30	110,000	111,551
4.6% 5/13/46	272,000	248,816
4.875% 11/13/43	145,000	137,999
5% 7/15/52	120,000	115,560
5.375% 7/15/33	210,000	219,885
6.375% 6/15/34	210,000	234,582
6.4% 12/15/66 (b)	150,000	157,789
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	139,150
3.4% 5/15/25	390,000	385,285
3.7% 5/15/29	180,000	173,853
5.5% 3/15/53	50,000	50,278
Progressive Corp.:
2.5% 3/15/27	270,000	258,370
3% 3/15/32	260,000	235,469
3.2% 3/26/30	400,000	377,202
4.2% 3/15/48	100,000	86,656
Prudential Financial, Inc.:
3% 3/10/40	110,000	85,133
3.878% 3/27/28	45,000	44,198
3.935% 12/7/49	70,000	56,345
4.35% 2/25/50	180,000	155,973
4.418% 3/27/48	100,000	86,854
4.6% 5/15/44	110,000	100,851
5.125% 3/1/52 (b)	140,000	136,408
5.7% 12/14/36	120,000	128,057
5.7% 9/15/48 (b)	74,000	73,644
6% 9/1/52 (b)	230,000	235,943
6.5% 3/15/54 (b)	110,000	113,762
Prudential Funding Asia PLC 3.125% 4/14/30	100,000	92,973
Reinsurance Group of America, Inc.:
3.9% 5/15/29	120,000	116,156
3.95% 9/15/26	200,000	197,575
The Chubb Corp. 6.5% 5/15/38	258,000	298,505
The Travelers Companies, Inc.:
2.55% 4/27/50	360,000	230,148
3.05% 6/8/51	100,000	70,455
4.05% 3/7/48	74,000	63,051
6.25% 6/15/37	256,000	287,989
Travelers Property Casualty Corp. 6.375% 3/15/33	160,000	180,081
Unum Group:
4% 6/15/29	100,000	97,183
5.75% 8/15/42	110,000	109,658
6% 6/15/54	60,000	61,084
Willis Group North America, Inc.:
4.5% 9/15/28	504,000	501,504
5.9% 3/5/54	190,000	195,284
		18,575,927
TOTAL FINANCIALS		214,131,333
HEALTH CARE - 2.9%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	120,000	119,271
2.95% 11/21/26	100,000	97,192
3.2% 11/21/29	1,940,000	1,838,298
4.05% 11/21/39	210,000	190,205
4.25% 11/14/28	92,000	92,343
4.25% 11/21/49	470,000	409,793
4.3% 5/14/36	25,000	23,949
4.45% 5/14/46	280,000	253,661
4.5% 5/14/35	300,000	294,937
4.55% 3/15/35	50,000	49,328
4.75% 3/15/45	420,000	398,781
4.8% 3/15/29	370,000	377,979
4.85% 6/15/44	340,000	327,248
5.05% 3/15/34	560,000	577,060
5.4% 3/15/54	370,000	383,436
Amgen, Inc.:
1.65% 8/15/28	550,000	495,251
1.9% 2/21/25	100,000	98,444
2.8% 8/15/41	200,000	147,791
3% 1/15/52	100,000	68,979
3.15% 2/21/40	320,000	248,612
3.2% 11/2/27	70,000	67,614
3.35% 2/22/32	140,000	128,230
3.375% 2/21/50	210,000	155,610
4.2% 3/1/33	130,000	124,433
4.4% 5/1/45	188,000	163,773
4.4% 2/22/62	110,000	91,173
4.563% 6/15/48	120,000	105,817
4.663% 6/15/51	100,000	89,005
4.875% 3/1/53	130,000	119,454
4.95% 10/1/41	200,000	190,609
5.15% 3/2/28	400,000	408,584
5.25% 3/2/30	600,000	621,538
5.25% 3/2/33	310,000	318,580
5.6% 3/2/43	250,000	255,508
5.65% 3/2/53	460,000	473,116
5.75% 3/2/63	290,000	297,432
Biogen, Inc.:
2.25% 5/1/30	280,000	247,173
3.15% 5/1/50	100,000	67,765
3.25% 2/15/51	150,000	103,399
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	502,063
2.6% 10/1/40	580,000	418,224
2.8% 10/1/50	180,000	118,209
2.95% 3/1/27	430,000	416,371
4.15% 3/1/47	112,000	94,920
4.6% 9/1/35	100,000	98,056
4.75% 3/1/46	240,000	222,350
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	300,000	256,470
		12,648,034
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
4.75% 11/30/36	170,000	172,061
4.75% 4/15/43	170,000	167,277
5.3% 5/27/40	390,000	411,636
Baxter International, Inc.:
1.915% 2/1/27	330,000	309,821
2.539% 2/1/32	330,000	281,836
3.95% 4/1/30	140,000	135,658
Becton, Dickinson & Co.:
2.823% 5/20/30	260,000	237,648
3.7% 6/6/27	60,000	58,795
4.669% 6/6/47	290,000	261,924
4.693% 2/13/28	130,000	130,749
5.081% 6/7/29	400,000	409,807
Boston Scientific Corp.:
4% 3/1/29	100,000	98,304
4.7% 3/1/49	230,000	215,701
GE Healthcare Technologies, Inc.:
5.65% 11/15/27	120,000	123,908
5.905% 11/22/32	230,000	245,067
6.377% 11/22/52	100,000	113,968
Medtronic Global Holdings SCA 4.5% 3/30/33	80,000	79,474
Medtronic, Inc.:
4.375% 3/15/35	280,000	274,227
4.625% 3/15/45	110,000	103,431
Stryker Corp.:
1.95% 6/15/30	100,000	87,324
2.9% 6/15/50	200,000	137,431
3.5% 3/15/26	570,000	560,476
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	173,278
3.55% 3/20/30	194,000	181,398
		4,971,199
Health Care Providers & Services - 1.2%
Aetna, Inc.:
3.875% 8/15/47	180,000	136,453
4.75% 3/15/44	100,000	87,899
AHS Hospital Corp. 2.78% 7/1/51	250,000	167,084
Allina Health System, Inc. 3.887% 4/15/49	40,000	32,948
Banner Health:
2.907% 1/1/42	400,000	300,775
2.913% 1/1/51	150,000	104,456
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	95,189
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	76,242
Cardinal Health, Inc.:
3.41% 6/15/27	460,000	447,526
4.368% 6/15/47	30,000	25,325
4.9% 9/15/45	100,000	91,094
Cencora, Inc.:
2.7% 3/15/31	170,000	150,695
2.8% 5/15/30	300,000	272,727
Centene Corp.:
2.5% 3/1/31	110,000	93,382
2.625% 8/1/31	365,000	309,614
3.375% 2/15/30	400,000	366,262
4.25% 12/15/27	410,000	400,857
4.625% 12/15/29	390,000	379,428
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	66,210
Cigna Group:
3.4% 3/1/27	790,000	770,033
4.125% 11/15/25	99,000	98,328
4.375% 10/15/28	100,000	99,443
4.8% 8/15/38	290,000	278,085
4.8% 7/15/46	230,000	209,006
4.9% 12/15/48	350,000	321,538
5.125% 5/15/31	100,000	102,582
5.4% 3/15/33	300,000	310,615
5.6% 2/15/54	250,000	251,684
CommonSpirit Health:
3.91% 10/1/50	150,000	119,152
4.35% 11/1/42	560,000	493,737
5.318% 12/1/34	300,000	306,811
CVS Health Corp.:
1.75% 8/21/30	735,000	618,691
2.7% 8/21/40	400,000	276,177
2.875% 6/1/26	60,000	58,182
3% 8/15/26	38,000	36,808
3.25% 8/15/29	250,000	233,610
4.125% 4/1/40	100,000	83,634
4.3% 3/25/28	1,000,000	987,954
4.78% 3/25/38	612,000	562,204
5.05% 3/25/48	250,000	221,594
5.125% 2/21/30	160,000	162,520
5.125% 7/20/45	420,000	379,270
5.25% 1/30/31	330,000	335,546
5.3% 6/1/33	470,000	472,007
5.3% 12/5/43	310,000	290,977
5.625% 2/21/53	140,000	134,008
6.05% 6/1/54	100,000	100,853
6.125% 9/15/39	100,000	103,473
Elevance Health, Inc.:
2.375% 1/15/25	1,100,000	1,088,186
3.125% 5/15/50	100,000	69,497
4.101% 3/1/28	130,000	128,585
4.55% 3/1/48	80,000	70,493
4.625% 5/15/42	150,000	137,654
4.65% 1/15/43	180,000	164,723
4.75% 2/15/33	160,000	159,503
5.1% 1/15/44	132,000	127,058
5.5% 10/15/32	100,000	104,984
6.1% 10/15/52	440,000	478,260
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	96,443
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	236,088
5.125% 6/15/39	100,000	96,576
5.25% 6/15/49	120,000	111,380
5.45% 4/1/31	1,100,000	1,128,581
5.5% 6/15/47	610,000	589,831
5.6% 4/1/34	700,000	719,348
6% 4/1/54	180,000	185,714
Humana, Inc.:
1.35% 2/3/27	170,000	157,480
2.15% 2/3/32	170,000	140,981
3.125% 8/15/29	100,000	93,431
3.95% 8/15/49	100,000	77,479
4.875% 4/1/30	380,000	383,325
4.95% 10/1/44	180,000	163,525
5.875% 3/1/33	170,000	178,718
ICON Investments Six Designated Activity 5.849% 5/8/29	200,000	208,969
Indiana University Health, Inc. 2.852% 11/1/51	200,000	138,041
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	80,557
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	219,350
3.266% 11/1/49	110,000	82,906
4.15% 5/1/47	460,000	403,169
Laboratory Corp. of America Holdings 2.7% 6/1/31	160,000	140,742
Massachusetts General Brigham, Inc. 3.342% 7/1/60	150,000	107,686
Mayo Clinic 3.196% 11/15/61	120,000	84,177
McKesson Corp. 5.1% 7/15/33	100,000	102,691
Memorial Sloan-Kettring Cancer Center 2.955% 1/1/50	160,000	114,025
MidMichigan Health 3.409% 6/1/50	42,000	31,147
Mount Sinai Hospital 3.737% 7/1/49	130,000	91,329
Novant Health, Inc. 3.168% 11/1/51	110,000	78,263
Orlando Health Obligated Group 3.327% 10/1/50	68,000	51,680
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	109,012
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	172,076
Quest Diagnostics, Inc.:
2.8% 6/30/31	200,000	177,294
2.95% 6/30/30	150,000	137,562
Sabra Health Care LP 3.2% 12/1/31	100,000	86,735
Sutter Health:
3.361% 8/15/50	170,000	127,351
5.164% 8/15/33	160,000	164,368
Trinity Health Corp. 2.632% 12/1/40	50,000	36,923
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	213,831
2% 5/15/30	170,000	149,852
2.3% 5/15/31	270,000	235,676
2.875% 8/15/29	360,000	337,544
2.9% 5/15/50	1,197,000	814,563
3.05% 5/15/41	100,000	76,882
3.25% 5/15/51	100,000	72,096
3.375% 4/15/27	220,000	215,333
3.45% 1/15/27	370,000	364,164
3.7% 8/15/49	90,000	70,921
3.85% 6/15/28	960,000	947,841
3.875% 8/15/59	170,000	131,584
4.25% 1/15/29	300,000	300,132
4.45% 12/15/48	68,000	60,692
4.75% 7/15/45	182,000	171,585
4.95% 5/15/62	160,000	149,230
5.05% 4/15/53	360,000	348,706
5.15% 7/15/34	500,000	513,758
5.25% 2/15/28	100,000	103,656
5.35% 2/15/33	100,000	104,660
5.5% 4/15/64	320,000	326,339
5.625% 7/15/54	150,000	156,677
5.95% 2/15/41	100,000	108,190
6.05% 2/15/63	440,000	483,103
6.625% 11/15/37	310,000	360,058
6.875% 2/15/38	126,000	149,317
Universal Health Services, Inc. 2.65% 10/15/30	180,000	159,076
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	47,746
		29,029,796
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	245,000	157,677
Revvity, Inc.:
0.85% 9/15/24	100,000	99,818
2.25% 9/15/31	100,000	84,252
3.3% 9/15/29	150,000	140,412
3.625% 3/15/51	45,000	32,784
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	520,000	481,186
2.8% 10/15/41	410,000	304,484
4.953% 8/10/26	430,000	435,280
5.086% 8/10/33	120,000	123,795
		1,859,688
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	1,220,000	1,157,432
2.25% 5/28/31	170,000	148,220
4.875% 3/3/33	380,000	390,037
AstraZeneca PLC:
1.375% 8/6/30	240,000	204,386
2.125% 8/6/50	90,000	52,881
3.125% 6/12/27	140,000	136,142
4% 9/18/42	220,000	192,741
4.375% 8/17/48	180,000	162,561
6.45% 9/15/37	149,000	171,701
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	173,683
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	146,141
2.55% 11/13/50	410,000	254,429
3.2% 6/15/26	1,626,000	1,595,508
3.4% 7/26/29	31,000	29,789
3.7% 3/15/52	230,000	176,366
3.9% 2/20/28	270,000	266,640
3.9% 3/15/62	120,000	91,537
4.125% 6/15/39	100,000	90,566
4.25% 10/26/49	100,000	85,434
4.35% 11/15/47	100,000	86,997
4.55% 2/20/48	159,000	142,914
4.9% 2/22/29	190,000	194,819
5% 8/15/45	110,000	107,523
5.2% 2/22/34	280,000	290,431
5.5% 2/22/44	250,000	257,983
5.55% 2/22/54	193,000	199,246
6.4% 11/15/63	250,000	286,325
Eli Lilly & Co.:
2.25% 5/15/50	685,000	421,433
3.95% 3/15/49	220,000	187,243
4.15% 3/15/59	100,000	85,122
4.2% 8/14/29	290,000	290,639
4.6% 8/14/34	290,000	290,814
4.875% 2/27/53	60,000	58,762
4.95% 2/27/63	110,000	107,348
5.1% 2/9/64	290,000	289,323
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	331,000	379,119
Haleon U.S. Capital LLC:
3.375% 3/24/27	250,000	243,908
3.625% 3/24/32	250,000	232,267
Haleon UK Capital PLC 3.125% 3/24/25	340,000	336,242
Johnson & Johnson:
0.55% 9/1/25	100,000	96,222
2.1% 9/1/40	590,000	416,001
2.25% 9/1/50	100,000	62,719
2.45% 9/1/60	310,000	187,562
3.4% 1/15/38	388,000	341,296
4.5% 12/5/43	100,000	97,519
4.9% 6/1/31	100,000	103,872
Merck & Co., Inc.:
2.15% 12/10/31	380,000	327,168
2.35% 6/24/40	210,000	149,810
2.45% 6/24/50	200,000	124,862
2.75% 12/10/51	150,000	98,664
3.6% 9/15/42	130,000	107,565
3.7% 2/10/45	322,000	263,950
4.15% 5/18/43	100,000	89,054
4.5% 5/17/33	400,000	400,462
4.9% 5/17/44	300,000	293,729
5% 5/17/53	170,000	167,374
Mylan NV:
5.2% 4/15/48	74,000	63,390
5.4% 11/29/43	170,000	153,473
Novartis Capital Corp.:
2.2% 8/14/30	290,000	260,489
2.75% 8/14/50	310,000	213,123
4.4% 5/6/44	120,000	112,037
Pfizer Investment Enterprises:
4.45% 5/19/26	1,590,000	1,590,881
4.45% 5/19/28	500,000	502,452
4.65% 5/19/30	300,000	304,994
4.75% 5/19/33	360,000	361,936
5.11% 5/19/43	200,000	197,730
5.3% 5/19/53	878,000	882,313
5.34% 5/19/63	150,000	148,864
Pfizer, Inc.:
2.55% 5/28/40	120,000	87,318
2.7% 5/28/50	100,000	66,979
3.45% 3/15/29	100,000	96,935
3.9% 3/15/39	70,000	62,425
4% 12/15/36	190,000	177,637
4% 3/15/49	300,000	253,732
4.3% 6/15/43	106,000	95,679
4.4% 5/15/44	110,000	102,260
7.2% 3/15/39	230,000	281,257
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	206,590
Royalty Pharma PLC 3.35% 9/2/51	290,000	195,891
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	14,000	13,695
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	290,000	254,618
3.025% 7/9/40	330,000	249,269
5% 11/26/28	210,000	214,002
Utah Acquisition Sub, Inc. 3.95% 6/15/26	320,000	315,452
Viatris, Inc.:
2.7% 6/22/30	428,000	376,775
3.85% 6/22/40	200,000	152,738
4% 6/22/50	70,000	49,616
Wyeth LLC 5.95% 4/1/37	50,000	54,649
Zoetis, Inc.:
3% 9/12/27	50,000	48,003
3.95% 9/12/47	290,000	237,707
		21,727,390
TOTAL HEALTH CARE		70,236,107
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.:
2.625% 11/15/27	180,000	171,656
2.85% 6/1/41	120,000	90,184
3.25% 4/1/25	1,040,000	1,029,722
3.75% 5/15/28	100,000	98,573
4.25% 4/1/40	104,000	94,940
4.25% 4/1/50	30,000	26,340
General Electric Co.:
4.25% 5/1/40	50,000	43,096
4.35% 5/1/50	170,000	150,396
4.5% 3/11/44	200,000	182,908
Howmet Aerospace, Inc.:
5.9% 2/1/27	455,000	468,980
5.95% 2/1/37	50,000	54,192
Huntington Ingalls Industries, Inc. 3.483% 12/1/27	170,000	164,120
L3Harris Technologies, Inc.:
1.8% 1/15/31	575,000	482,440
5.5% 8/15/54	90,000	91,192
5.6% 7/31/53	170,000	175,272
Lockheed Martin Corp.:
3.6% 3/1/35	450,000	411,816
3.9% 6/15/32	160,000	154,778
4.07% 12/15/42	110,000	97,348
4.09% 9/15/52	119,000	101,255
4.15% 6/15/53	150,000	128,210
4.7% 5/15/46	136,000	129,276
5.1% 11/15/27	210,000	215,889
5.7% 11/15/54	100,000	108,727
5.9% 11/15/63	150,000	167,826
6.15% 9/1/36	100,000	112,617
Northrop Grumman Corp.:
2.93% 1/15/25	120,000	119,015
3.25% 1/15/28	100,000	96,489
3.85% 4/15/45	130,000	106,864
4.03% 10/15/47	328,000	273,868
4.4% 5/1/30	210,000	209,375
4.7% 3/15/33	120,000	120,209
4.75% 6/1/43	110,000	103,017
5.15% 5/1/40	150,000	148,939
5.2% 6/1/54	105,000	103,965
5.25% 5/1/50	70,000	69,616
RTX Corp.:
1.9% 9/1/31	470,000	392,446
2.25% 7/1/30	130,000	115,205
2.82% 9/1/51	210,000	135,538
3.75% 11/1/46	100,000	79,342
3.95% 8/16/25	80,000	79,309
4.125% 11/16/28	400,000	394,925
4.35% 4/15/47	100,000	86,543
4.45% 11/16/38	360,000	335,195
4.5% 6/1/42	40,000	36,204
4.875% 10/15/40	210,000	200,718
5.15% 2/27/33	100,000	102,529
5.7% 4/15/40	160,000	168,159
6.1% 3/15/34	500,000	544,325
6.125% 7/15/38	640,000	699,763
Textron, Inc. 4% 3/15/26	200,000	197,834
The Boeing Co.:
2.75% 2/1/26	140,000	135,350
2.95% 2/1/30	220,000	195,459
3.2% 3/1/29	320,000	295,079
3.375% 6/15/46	120,000	80,100
3.75% 2/1/50	70,000	48,346
3.9% 5/1/49	130,000	92,627
3.95% 8/1/59	160,000	107,816
4.875% 5/1/25	2,590,000	2,579,242
5.705% 5/1/40	700,000	680,403
5.805% 5/1/50	320,000	302,030
5.93% 5/1/60	330,000	311,704
6.298% 5/1/29 (c)	170,000	177,540
6.388% 5/1/31 (c)	120,000	126,404
6.528% 5/1/34 (c)	486,000	514,728
6.858% 5/1/54 (c)	70,000	75,372
6.875% 3/15/39	160,000	172,778
		15,766,123
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	350,000	307,458
3.25% 5/15/41	310,000	237,141
3.875% 8/1/42	50,000	40,710
3.9% 2/1/35	120,000	110,840
4.05% 2/15/48	80,000	64,659
4.1% 2/1/45	130,000	106,836
4.25% 5/15/30	130,000	128,936
4.9% 1/15/34	100,000	100,977
4.95% 10/17/48	80,000	73,695
5.25% 5/15/50	178,000	172,193
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	144,707
3.4% 11/15/46	190,000	149,241
3.75% 11/15/47	160,000	127,719
3.9% 4/1/25	350,000	347,881
4.45% 4/1/30	150,000	151,468
4.875% 3/3/33	160,000	163,519
5.2% 4/1/40	100,000	101,130
5.5% 5/22/54	380,000	395,352
6.2% 1/15/38	234,000	262,497
		3,186,959
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	295,591
2.493% 2/15/27	100,000	95,847
2.722% 2/15/30	410,000	375,287
3.377% 4/5/40	150,000	120,988
3.577% 4/5/50	100,000	76,596
5.9% 3/15/34	521,000	562,001
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	257,364
2% 9/16/31	280,000	234,508
Masco Corp.:
1.5% 2/15/28	100,000	90,030
2% 2/15/31	90,000	76,204
3.125% 2/15/51	90,000	61,464
Owens Corning:
3.4% 8/15/26	100,000	97,809
3.875% 6/1/30	70,000	67,074
4.3% 7/15/47	110,000	91,244
5.95% 6/15/54	100,000	103,355
		2,605,362
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	413,249
3.95% 5/15/28	200,000	197,426
5% 12/15/33	140,000	142,495
5.2% 11/15/34	200,000	206,046
Veralto Corp. 5.45% 9/18/33 (c)	110,000	113,674
Waste Connections, Inc. 3.05% 4/1/50	250,000	175,566
Waste Management, Inc.:
1.5% 3/15/31	140,000	116,646
2.5% 11/15/50	150,000	95,404
2.95% 6/1/41	130,000	98,216
3.15% 11/15/27	50,000	48,392
4.15% 4/15/32	220,000	214,910
4.95% 7/3/27	70,000	71,362
4.95% 7/3/31	70,000	71,888
		1,965,274
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 4.375% 5/8/42	70,000	64,989
Emerson Electric Co. 2.8% 12/21/51	220,000	145,994
Hubbell, Inc. 3.35% 3/1/26	110,000	107,794
Regal Rexnord Corp.:
6.3% 2/15/30	290,000	306,256
6.4% 4/15/33	50,000	53,061
Rockwell Automation, Inc. 4.2% 3/1/49	100,000	86,853
		764,947
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC:
2.875% 6/15/52	280,000	187,510
3.05% 2/15/51	30,000	20,887
3.25% 6/15/27	550,000	536,804
3.3% 9/15/51	140,000	102,506
4.05% 6/15/48	182,000	154,213
4.15% 12/15/48	100,000	85,489
4.45% 3/15/43	151,000	137,834
5.15% 9/1/43	100,000	100,612
5.2% 4/15/54	240,000	241,176
5.5% 3/15/55	170,000	177,931
5.75% 5/1/40	100,000	106,352
6.15% 5/1/37	70,000	78,505
Canadian National Railway Co.:
2.45% 5/1/50	290,000	182,184
2.75% 3/1/26	150,000	146,407
3.65% 2/3/48	100,000	80,648
4.45% 1/20/49	50,000	45,412
6.125% 11/1/53	60,000	69,884
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	188,740
2.45% 12/2/31	200,000	172,976
3.1% 12/2/51	200,000	139,142
3.5% 5/1/50	260,000	195,991
4.2% 11/15/69	50,000	39,576
4.8% 8/1/45	230,000	215,363
CSX Corp.:
2.4% 2/15/30	340,000	307,308
2.5% 5/15/51	110,000	68,239
3.35% 11/1/25	250,000	246,347
3.8% 3/1/28	50,000	49,219
4.25% 3/15/29	150,000	149,713
4.3% 3/1/48	210,000	182,994
4.4% 3/1/43	50,000	45,144
4.65% 3/1/68	280,000	248,141
4.75% 11/15/48	160,000	148,981
6.15% 5/1/37	100,000	111,326
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	359,819
3.05% 5/15/50	100,000	68,642
3.155% 5/15/55	100,000	67,087
3.8% 8/1/28	72,000	70,748
3.95% 10/1/42	305,000	257,340
4.1% 5/15/21	200,000	152,385
4.15% 2/28/48	100,000	84,309
4.55% 6/1/53	80,000	70,795
5.35% 8/1/54	60,000	60,199
5.55% 3/15/34	230,000	243,015
Union Pacific Corp.:
2.15% 2/5/27	120,000	114,207
2.75% 3/1/26	360,000	351,032
2.891% 4/6/36	390,000	329,162
3.25% 2/5/50	270,000	197,952
3.375% 2/14/42	150,000	119,780
3.799% 4/6/71	330,000	245,590
3.85% 2/14/72	230,000	173,961
3.875% 2/1/55	80,000	63,789
4% 4/15/47	90,000	74,849
5.15% 1/20/63	210,000	204,680
		8,272,895
Industrial Conglomerates - 0.2%
3M Co.:
2.25% 9/19/26	330,000	315,318
2.375% 8/26/29	270,000	244,630
2.875% 10/15/27	210,000	200,967
3.25% 8/26/49	100,000	72,397
3.375% 3/1/29	110,000	105,469
3.7% 4/15/50	96,000	74,634
5.7% 3/15/37	100,000	108,632
Honeywell International, Inc.:
1.35% 6/1/25	100,000	97,579
1.95% 6/1/30	100,000	88,195
2.5% 11/1/26	580,000	559,886
2.7% 8/15/29	210,000	196,280
2.8% 6/1/50	200,000	138,171
4.7% 2/1/30	110,000	111,870
4.875% 9/1/29	120,000	123,161
5% 2/15/33	440,000	452,826
5% 3/1/35	190,000	194,921
5.25% 3/1/54	120,000	121,789
5.35% 3/1/64	70,000	71,602
Trane Technologies Financing Ltd.:
3.8% 3/21/29	180,000	175,360
5.25% 3/3/33	80,000	82,936
		3,536,623
Machinery - 0.2%
Caterpillar Financial Services Corp. 1.1% 9/14/27	540,000	493,120
Caterpillar, Inc.:
2.6% 4/9/30	210,000	192,909
3.25% 9/19/49	170,000	126,376
3.25% 4/9/50	130,000	96,938
3.803% 8/15/42	200,000	170,644
5.2% 5/27/41	300,000	306,158
Cummins, Inc.:
1.5% 9/1/30	190,000	162,468
4.875% 10/1/43	250,000	240,715
Deere & Co. 2.875% 9/7/49	190,000	133,535
Eaton Corp.:
4.15% 3/15/33	340,000	330,520
4.15% 11/2/42	100,000	88,753
Illinois Tool Works, Inc. 3.9% 9/1/42	100,000	86,373
Ingersoll Rand, Inc.:
5.4% 8/14/28	220,000	226,711
5.7% 8/14/33	340,000	358,643
Otis Worldwide Corp.:
2.293% 4/5/27	170,000	161,037
2.565% 2/15/30	220,000	198,687
3.362% 2/15/50	80,000	58,697
Parker Hannifin Corp.:
3.25% 3/1/27	180,000	174,994
3.25% 6/14/29	210,000	199,103
4% 6/14/49	160,000	132,380
4.25% 9/15/27	170,000	169,120
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	91,748
3% 5/15/32	190,000	168,934
6% 3/6/28	100,000	104,813
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26	200,000	195,088
4.7% 9/15/28	200,000	200,591
		4,869,055
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	187,478	162,163
Southwest Airlines Co.:
5.125% 6/15/27	251,000	253,116
5.25% 5/4/25	130,000	130,016
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	88,592	87,492
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	254,191	262,686
		895,473
Professional Services - 0.0%
Leidos, Inc. 5.75% 3/15/33	140,000	145,561
Thomson Reuters Corp. 5.85% 4/15/40	110,000	115,180
		260,741
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.1% 9/1/28	190,000	172,004
2.2% 1/15/27	140,000	132,366
3.625% 12/1/27	140,000	135,715
3.75% 6/1/26	290,000	284,525
4.625% 10/1/28	350,000	348,057
5.2% 7/15/31	300,000	302,239
GATX Corp.:
6.05% 3/15/34	130,000	138,179
6.9% 5/1/34	300,000	338,341
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	98,082
		1,949,508
TOTAL INDUSTRIALS		44,072,960
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.85% 2/26/29	300,000	308,209
5.05% 2/26/34	300,000	310,807
5.3% 2/26/54	140,000	144,535
5.5% 1/15/40	192,000	203,711
5.9% 2/15/39	400,000	442,586
Motorola Solutions, Inc.:
2.3% 11/15/30	330,000	287,711
4.6% 2/23/28	110,000	110,349
5.4% 4/15/34	130,000	134,122
		1,942,030
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
2.2% 9/15/31	140,000	119,217
5.25% 4/5/34	180,000	185,209
Corning, Inc.:
5.35% 11/15/48	300,000	297,228
5.75% 8/15/40	100,000	103,318
Dell International LLC/EMC Corp.:
3.375% 12/15/41	105,000	80,331
4.9% 10/1/26	450,000	452,356
5.3% 10/1/29	90,000	92,931
5.75% 2/1/33	110,000	116,459
8.1% 7/15/36	310,000	381,355
8.35% 7/15/46	92,000	122,629
Keysight Technologies, Inc. 4.55% 10/30/24	130,000	129,737
Teledyne Technologies, Inc.:
2.25% 4/1/28	100,000	92,467
2.75% 4/1/31	100,000	88,525
Tyco Electronics Group SA:
2.5% 2/4/32	110,000	96,525
4.5% 2/13/26	200,000	200,335
Vontier Corp.:
1.8% 4/1/26	180,000	171,186
2.4% 4/1/28	70,000	64,026
		2,793,834
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	430,000	410,234
3.569% 12/1/31	70,000	63,077
5.55% 8/22/34	110,000	110,924
IBM Corp.:
1.7% 5/15/27	800,000	746,442
1.95% 5/15/30	100,000	87,475
2.85% 5/15/40	110,000	82,522
2.95% 5/15/50	100,000	67,090
3.43% 2/9/52	180,000	130,912
3.5% 5/15/29	520,000	501,322
4.15% 5/15/39	450,000	404,078
4.5% 2/6/28	680,000	685,050
4.7% 2/19/46	204,000	187,303
5.6% 11/30/39	540,000	570,408
5.875% 11/29/32	120,000	130,321
		4,177,158
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 4.393% 6/1/52	70,000	64,103
Analog Devices, Inc.:
1.7% 10/1/28	150,000	136,168
2.1% 10/1/31	140,000	120,277
2.8% 10/1/41	150,000	110,554
2.95% 4/1/25	240,000	237,118
2.95% 10/1/51	160,000	110,867
Applied Materials, Inc.:
1.75% 6/1/30	170,000	147,858
3.3% 4/1/27	190,000	185,727
4.35% 4/1/47	90,000	81,808
5.1% 10/1/35	120,000	125,107
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	770,000	759,412
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	139,606
2.6% 2/15/33 (c)	100,000	83,829
3.137% 11/15/35 (c)	290,000	242,437
3.15% 11/15/25	230,000	225,733
3.187% 11/15/36 (c)	220,000	182,033
3.419% 4/15/33 (c)	190,000	169,293
3.459% 9/15/26	432,000	423,002
3.469% 4/15/34 (c)	230,000	203,233
3.75% 2/15/51 (c)	530,000	411,996
4.15% 11/15/30	250,000	243,520
4.15% 4/15/32 (c)	100,000	95,400
4.3% 11/15/32	410,000	395,975
4.926% 5/15/37 (c)	200,000	195,393
5% 4/15/30	292,000	300,186
5.05% 7/12/29	200,000	203,902
Intel Corp.:
2% 8/12/31	50,000	41,132
2.45% 11/15/29	720,000	638,314
2.8% 8/12/41	220,000	150,292
3.05% 8/12/51	50,000	31,063
3.25% 11/15/49	180,000	116,990
3.734% 12/8/47	110,000	78,506
4.15% 8/5/32	110,000	103,101
4.6% 3/25/40	110,000	97,055
4.75% 3/25/50	390,000	327,207
4.875% 2/10/28	1,000,000	999,163
5.05% 8/5/62	470,000	395,139
5.2% 2/10/33	540,000	537,878
5.7% 2/10/53	120,000	114,762
5.9% 2/10/63	190,000	184,604
KLA Corp.:
4.1% 3/15/29	160,000	159,100
4.65% 7/15/32	450,000	454,442
5.25% 7/15/62	120,000	120,172
Lam Research Corp.:
2.875% 6/15/50	150,000	102,512
3.125% 6/15/60	50,000	33,474
4% 3/15/29	210,000	207,538
Marvell Technology, Inc.:
1.65% 4/15/26	230,000	219,044
2.45% 4/15/28	120,000	110,912
5.95% 9/15/33	70,000	74,350
Microchip Technology, Inc.:
0.983% 9/1/24	170,000	169,868
5.05% 3/15/29	160,000	163,125
Micron Technology, Inc.:
3.366% 11/1/41	90,000	67,676
4.663% 2/15/30	120,000	119,781
5.3% 1/15/31	100,000	102,524
5.327% 2/6/29	310,000	317,478
5.375% 4/15/28	300,000	306,705
5.875% 9/15/33	100,000	105,339
NVIDIA Corp.:
2% 6/15/31	480,000	419,449
3.5% 4/1/40	90,000	77,917
3.5% 4/1/50	167,000	135,321
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	257,352
3.25% 5/11/41	190,000	142,745
3.4% 5/1/30	100,000	93,208
3.875% 6/18/26	140,000	138,060
4.3% 6/18/29	100,000	98,016
Qualcomm, Inc.:
2.15% 5/20/30	380,000	339,906
4.3% 5/20/47	313,000	278,711
4.5% 5/20/52	180,000	162,768
4.8% 5/20/45	130,000	125,616
Texas Instruments, Inc.:
2.25% 9/4/29	510,000	466,785
2.9% 11/3/27	160,000	154,152
3.875% 3/15/39	210,000	192,953
4.9% 3/14/33	270,000	279,904
5.05% 5/18/63	210,000	206,503
		15,813,149
Software - 0.7%
Adobe, Inc.:
2.15% 2/1/27	240,000	228,974
4.95% 4/4/34	160,000	165,332
Autodesk, Inc. 2.85% 1/15/30	140,000	128,979
Fortinet, Inc. 1% 3/15/26	210,000	198,689
Microsoft Corp.:
2.4% 8/8/26	520,000	503,881
2.5% 9/15/50	230,000	151,204
2.525% 6/1/50	510,000	339,681
2.675% 6/1/60	200,000	129,797
2.921% 3/17/52	170,000	123,031
3.041% 3/17/62	460,000	322,279
3.3% 2/6/27	1,650,000	1,624,388
3.45% 8/8/36	830,000	759,087
3.5% 2/12/35	180,000	169,641
3.75% 2/12/45	100,000	88,482
5.3% 2/8/41	280,000	320,391
Oracle Corp.:
2.5% 4/1/25	5,100,000	5,021,654
2.65% 7/15/26	100,000	96,556
2.875% 3/25/31	820,000	733,768
3.25% 11/15/27	600,000	579,743
3.25% 5/15/30	110,000	102,580
3.6% 4/1/40	610,000	491,317
3.6% 4/1/50	210,000	153,321
3.8% 11/15/37	340,000	292,302
3.85% 4/1/60	340,000	245,645
3.9% 5/15/35	100,000	90,274
3.95% 3/25/51	200,000	154,654
4% 11/15/47	388,000	306,591
4.1% 3/25/61	720,000	543,753
4.125% 5/15/45	110,000	89,740
4.375% 5/15/55	200,000	164,301
4.5% 7/8/44	120,000	103,855
4.9% 2/6/33	260,000	260,174
5.375% 7/15/40	270,000	266,979
6.125% 7/8/39	114,000	122,968
6.25% 11/9/32	150,000	163,449
Roper Technologies, Inc.:
1% 9/15/25	60,000	57,727
1.4% 9/15/27	60,000	54,918
1.75% 2/15/31	60,000	50,020
2% 6/30/30	400,000	347,098
4.9% 10/15/34	260,000	257,631
Salesforce, Inc.:
1.5% 7/15/28	140,000	126,898
1.95% 7/15/31	100,000	85,391
2.9% 7/15/51	390,000	264,569
3.7% 4/11/28	140,000	137,902
VMware, Inc.:
1.4% 8/15/26	690,000	649,040
4.7% 5/15/30	100,000	99,882
		17,368,536
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.7% 2/8/26	2,500,000	2,378,811
1.125% 5/11/25	500,000	487,974
1.7% 8/5/31	280,000	239,334
2.05% 9/11/26	290,000	278,247
2.375% 2/8/41	920,000	670,749
2.4% 8/20/50	330,000	212,537
2.55% 8/20/60	110,000	72,439
2.65% 5/11/50	330,000	223,363
2.7% 8/5/51	190,000	128,669
2.8% 2/8/61	230,000	150,875
2.85% 8/5/61	490,000	324,564
2.95% 9/11/49	180,000	129,745
3% 11/13/27	890,000	865,665
3.35% 2/9/27	240,000	236,306
3.75% 9/12/47	110,000	92,847
3.75% 11/13/47	90,000	75,547
4% 5/10/28	500,000	501,710
4.3% 5/10/33	1,000,000	1,019,749
4.375% 5/13/45	120,000	112,919
4.45% 5/6/44	100,000	97,658
4.5% 2/23/36	110,000	112,465
4.65% 2/23/46	201,000	196,852
Hewlett Packard Enterprise Co.:
1.75% 4/1/26	180,000	171,946
4.9% 10/15/25 (b)	1,108,000	1,107,281
5.25% 7/1/28	140,000	143,240
6.2% 10/15/35 (b)	50,000	53,817
HP, Inc.:
2.2% 6/17/25	190,000	185,684
2.65% 6/17/31	210,000	182,920
3.4% 6/17/30	250,000	234,606
4.2% 4/15/32	140,000	133,493
5.5% 1/15/33	100,000	103,427
		10,925,439
TOTAL INFORMATION TECHNOLOGY		53,020,146
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	96,736
2.05% 5/15/30	40,000	35,500
2.7% 5/15/40	220,000	164,534
2.8% 5/15/50	40,000	27,092
4.8% 3/3/33	120,000	122,479
Albemarle Corp.:
4.65% 6/1/27	160,000	159,571
5.05% 6/1/32	130,000	128,481
Celanese U.S. Holdings LLC:
6.165% 7/15/27	650,000	670,716
6.7% 11/15/33	140,000	151,340
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	124,627
DuPont de Nemours, Inc.:
4.493% 11/15/25	320,000	318,781
4.725% 11/15/28	240,000	243,463
5.319% 11/15/38	368,000	394,970
Eastman Chemical Co.:
4.5% 12/1/28	406,000	405,110
4.8% 9/1/42	80,000	72,698
Ecolab, Inc.:
1.3% 1/30/31	560,000	462,428
2.125% 8/15/50	150,000	88,437
Huntsman International LLC 4.5% 5/1/29	120,000	116,849
International Flavors & Fragrances, Inc.:
4.45% 9/26/28	130,000	129,556
5% 9/26/48	90,000	80,839
Linde, Inc.:
2% 8/10/50	100,000	57,392
3.2% 1/30/26	230,000	226,111
LYB International Finance II BV 3.5% 3/2/27	680,000	663,205
LYB International Finance III LLC:
3.375% 10/1/40	220,000	169,385
3.625% 4/1/51	110,000	79,229
3.8% 10/1/60	100,000	72,383
5.5% 3/1/34	130,000	133,265
5.625% 5/15/33	160,000	167,965
LyondellBasell Industries NV 4.625% 2/26/55	90,000	76,376
Nutrien Ltd.:
3.95% 5/13/50	170,000	133,926
4.125% 3/15/35	150,000	137,665
4.2% 4/1/29	32,000	31,592
4.9% 3/27/28	380,000	385,110
5% 4/1/49	106,000	97,512
5.4% 6/21/34	300,000	305,703
Rohm & Haas Co. 7.85% 7/15/29	120,000	135,409
RPM International, Inc.:
2.95% 1/15/32	70,000	60,728
3.75% 3/15/27	100,000	97,712
4.55% 3/1/29	120,000	119,201
Sherwin-Williams Co.:
2.95% 8/15/29	120,000	111,728
3.45% 6/1/27	210,000	204,732
3.8% 8/15/49	80,000	63,169
4% 12/15/42	60,000	49,974
4.5% 6/1/47	200,000	177,248
4.8% 9/1/31	170,000	171,054
The Dow Chemical Co.:
2.1% 11/15/30	450,000	394,307
3.6% 11/15/50	170,000	124,193
4.375% 11/15/42	100,000	86,144
5.15% 2/15/34	220,000	222,364
5.25% 11/15/41	130,000	126,723
5.55% 11/30/48	80,000	79,086
6.9% 5/15/53	50,000	57,922
7.375% 11/1/29	110,000	124,314
The Mosaic Co.:
4.05% 11/15/27	170,000	167,036
5.45% 11/15/33	150,000	153,086
Westlake Corp.:
3.125% 8/15/51	80,000	52,388
3.375% 6/15/30	210,000	196,475
3.6% 8/15/26	858,000	840,970
		10,546,989
Construction Materials - 0.0%
CRH America Finance, Inc. 5.4% 5/21/34	200,000	206,020
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	99,276
4.25% 12/15/47	120,000	101,653
		406,949
Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc.:
2.69% 5/25/31	220,000	191,692
4% 5/17/25	200,000	198,362
Amcor Group Finance 5.45% 5/23/29	150,000	154,278
Avery Dennison Corp. 2.65% 4/30/30	140,000	126,253
International Paper Co.:
5% 9/15/35	328,000	328,718
6% 11/15/41	70,000	74,847
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (c)	300,000	308,526
WRKCo, Inc.:
3.9% 6/1/28	170,000	165,472
4.65% 3/15/26	400,000	398,199
4.9% 3/15/29	140,000	141,559
		2,087,906
Metals & Mining - 0.3%
ArcelorMittal SA:
6.35% 6/17/54	100,000	100,572
6.55% 11/29/27	230,000	242,477
6.8% 11/29/32	270,000	295,517
Barrick North America Finance LLC 5.7% 5/30/41	142,000	146,518
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	105,700
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	225,000	199,380
4.75% 2/28/28	400,000	404,641
5% 9/30/43	151,000	147,887
5.25% 9/8/33	330,000	340,539
5.5% 9/8/53	50,000	52,056
Freeport-McMoRan, Inc.:
4.375% 8/1/28	110,000	108,483
4.625% 8/1/30	190,000	187,931
5.45% 3/15/43	160,000	156,705
Newmont Corp.:
2.25% 10/1/30	160,000	141,883
2.6% 7/15/32	120,000	104,738
4.875% 3/15/42	520,000	501,010
5.45% 6/9/44	100,000	100,937
Nucor Corp.:
2.979% 12/15/55	110,000	69,894
3.125% 4/1/32	200,000	180,504
3.95% 5/23/25	450,000	446,709
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	160,000	104,430
5.2% 11/2/40	324,000	326,778
Rio Tinto Finance (U.S.A.) PLC 5% 3/9/33	200,000	206,346
Southern Copper Corp.:
3.875% 4/23/25	210,000	207,900
5.25% 11/8/42	100,000	96,800
5.875% 4/23/45	178,000	182,797
7.5% 7/27/35	110,000	129,697
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	466,775
6.125% 6/12/33	70,000	73,308
6.4% 6/28/54	150,000	153,000
6.875% 11/21/36	120,000	131,588
		6,113,500
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	287,104
6% 1/15/29	230,000	235,003
		522,107
TOTAL MATERIALS		19,677,451
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree LP 2.9% 10/1/30	100,000	89,733
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	203,110
3.375% 8/15/31	340,000	310,862
3.95% 1/15/27	395,000	388,382
4.5% 7/30/29	100,000	99,151
4.85% 4/15/49	140,000	124,079
5.625% 5/15/54	150,000	147,735
American Homes 4 Rent LP:
3.375% 7/15/51	170,000	116,751
5.5% 2/1/34	90,000	91,653
American Tower Corp.:
1.3% 9/15/25	120,000	115,476
2.1% 6/15/30	120,000	104,417
3.1% 6/15/50	120,000	81,789
3.125% 1/15/27	950,000	918,085
3.6% 1/15/28	70,000	67,692
3.7% 10/15/49	150,000	113,755
3.8% 8/15/29	100,000	95,986
5.25% 7/15/28	470,000	480,030
5.65% 3/15/33	370,000	385,653
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	365,251
3.35% 5/15/27	170,000	165,708
5.3% 12/7/33	100,000	102,845
Boston Properties, Inc.:
2.75% 10/1/26	100,000	95,274
3.25% 1/30/31	227,000	199,849
3.4% 6/21/29	230,000	212,396
3.65% 2/1/26	130,000	127,116
4.5% 12/1/28	280,000	272,780
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	45,981
4.125% 6/15/26	170,000	167,957
4.125% 5/15/29	44,000	42,679
5.5% 2/15/34	80,000	80,915
Camden Property Trust:
2.8% 5/15/30	170,000	155,612
3.15% 7/1/29	190,000	179,133
Corporate Office Properties LP 2.75% 4/15/31	110,000	94,351
Crown Castle, Inc.:
1.35% 7/15/25	90,000	87,276
2.25% 1/15/31	100,000	85,376
3.25% 1/15/51	190,000	131,805
3.3% 7/1/30	480,000	442,812
3.65% 9/1/27	464,000	451,084
5.1% 5/1/33	280,000	279,849
CubeSmart LP 3% 2/15/30	210,000	192,549
EPR Properties:
4.5% 6/1/27	210,000	205,515
4.75% 12/15/26	130,000	128,435
Equinix Europe 2 Financing Corp. LLC 5.5% 6/15/34	310,000	320,834
Equinix, Inc.:
1.45% 5/15/26	200,000	189,456
2.5% 5/15/31	210,000	182,501
ERP Operating LP:
1.85% 8/1/31	240,000	201,564
2.5% 2/15/30	160,000	144,838
3.5% 3/1/28	160,000	155,137
Federal Realty OP LP:
1.25% 2/15/26	200,000	189,992
5.375% 5/1/28	290,000	296,566
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	310,000	309,206
5.625% 9/15/34	350,000	353,830
Healthpeak OP, LLC:
2.875% 1/15/31	430,000	385,248
3% 1/15/30	320,000	295,064
Highwoods Realty LP:
4.125% 3/15/28	140,000	134,798
4.2% 4/15/29	170,000	162,473
Invitation Homes Operating Partnership LP:
2.3% 11/15/28	170,000	154,213
4.15% 4/15/32	110,000	103,645
Kilroy Realty LP:
2.65% 11/15/33	100,000	76,569
6.25% 1/15/36	70,000	69,484
Kimco Realty OP, LLC:
1.9% 3/1/28	610,000	555,821
2.8% 10/1/26	216,000	208,179
4.6% 2/1/33	120,000	117,281
Kite Realty Group LP 5.5% 3/1/34	70,000	70,961
LXP Industrial Trust (REIT) 6.75% 11/15/28	130,000	137,939
NNN (REIT), Inc.:
3% 4/15/52	200,000	128,863
3.6% 12/15/26	530,000	519,212
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	110,000	98,057
4.5% 4/1/27	140,000	138,329
4.75% 1/15/28	201,000	199,265
Piedmont Operating Partnership LP 3.15% 8/15/30	100,000	85,625
Prologis LP:
1.625% 3/15/31	150,000	124,858
1.75% 2/1/31	340,000	286,415
2.125% 4/15/27	170,000	160,889
2.125% 10/15/50	100,000	55,629
2.875% 11/15/29	370,000	343,327
4.625% 1/15/33	100,000	99,174
4.875% 6/15/28	100,000	101,767
5.125% 1/15/34	100,000	102,281
5.25% 6/15/53	100,000	99,033
Public Storage Operating Co. 5.1% 8/1/33	430,000	440,027
Realty Income Corp.:
2.85% 12/15/32	338,000	290,616
3% 1/15/27	640,000	617,629
3.2% 2/15/31	160,000	145,977
3.25% 1/15/31	238,000	218,585
4.9% 7/15/33	150,000	149,091
Regency Centers LP:
3.7% 6/15/30	150,000	142,895
5.1% 1/15/35	200,000	200,631
5.25% 1/15/34	130,000	132,330
Simon Property Group LP:
2% 9/13/24	420,000	419,564
2.2% 2/1/31	250,000	216,527
2.65% 7/15/30	138,000	125,238
2.65% 2/1/32	130,000	113,063
3.375% 12/1/27	150,000	145,443
3.5% 9/1/25	230,000	227,261
4.25% 11/30/46	116,000	98,118
4.75% 3/15/42	110,000	101,760
5.85% 3/8/53	130,000	135,807
6.25% 1/15/34	160,000	174,900
Store Capital LLC 4.5% 3/15/28	200,000	194,855
Sun Communities Operating LP:
2.3% 11/1/28	170,000	153,755
5.5% 1/15/29	170,000	173,754
UDR, Inc.:
2.1% 6/15/33	100,000	78,811
3% 8/15/31	100,000	89,585
3.2% 1/15/30	100,000	92,869
Ventas Realty LP:
4% 3/1/28	184,000	179,996
4.875% 4/15/49	160,000	144,456
VICI Properties LP:
4.75% 2/15/28	580,000	577,718
5.125% 5/15/32	140,000	138,390
6.125% 4/1/54	80,000	81,596
Welltower OP LLC:
2.05% 1/15/29	390,000	350,311
2.75% 1/15/32	110,000	95,715
4.25% 4/15/28	174,000	172,051
Weyerhaeuser Co.:
4% 11/15/29	270,000	261,972
6.95% 10/1/27	150,000	159,694
WP Carey, Inc. 2.4% 2/1/31	140,000	120,304
		22,766,504
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
5.5% 4/1/29	140,000	144,784
5.95% 8/15/34	100,000	105,659
Digital Realty Trust LP 3.7% 8/15/27	370,000	360,907
Essex Portfolio LP:
2.65% 3/15/32	210,000	180,253
3% 1/15/30	230,000	211,531
Extra Space Storage LP:
3.9% 4/1/29	520,000	502,673
4% 6/15/29	80,000	77,601
5.35% 1/15/35	130,000	131,044
Mid-America Apartments LP:
2.875% 9/15/51	65,000	42,077
4.2% 6/15/28	260,000	256,834
5% 3/15/34	50,000	50,089
Tanger Properties LP 3.125% 9/1/26	100,000	96,177
		2,159,629
TOTAL REAL ESTATE		24,926,133
UTILITIES - 2.4%
Electric Utilities - 1.9%
AEP Texas, Inc.:
3.45% 5/15/51	70,000	48,570
3.8% 10/1/47	80,000	60,643
4.15% 5/1/49	120,000	95,388
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	63,513
3.65% 4/1/50	139,000	106,122
5.4% 3/15/53	100,000	100,514
Alabama Power Co.:
1.45% 9/15/30	800,000	675,796
3% 3/15/52	170,000	115,634
5.85% 11/15/33	190,000	204,234
American Electric Power Co., Inc.:
2.3% 3/1/30	120,000	106,265
3.25% 3/1/50	174,000	119,782
4.3% 12/1/28	194,000	191,822
Appalachian Power Co.:
4.5% 8/1/32	140,000	134,800
5.65% 4/1/34	120,000	124,059
7% 4/1/38	100,000	115,144
Arizona Public Service Co.:
2.6% 8/15/29	160,000	146,759
3.35% 5/15/50	200,000	140,893
5.55% 8/1/33	160,000	164,495
Avangrid, Inc. 3.2% 4/15/25	170,000	167,873
Baltimore Gas & Electric Co.:
2.9% 6/15/50	120,000	79,243
3.75% 8/15/47	210,000	164,951
5.3% 6/1/34	230,000	237,372
CenterPoint Energy Houston Electric LLC:
2.9% 7/1/50	100,000	65,661
3.35% 4/1/51	70,000	50,626
4.25% 2/1/49	185,000	156,917
4.95% 4/1/33	330,000	331,595
Cleco Corporate Holdings LLC 4.973% 5/1/46	50,000	43,500
Commonwealth Edison Co.:
2.55% 6/15/26	470,000	455,190
2.75% 9/1/51	330,000	209,294
3.2% 11/15/49	120,000	84,270
4% 3/1/48	208,000	170,614
6.45% 1/15/38	240,000	271,255
Connecticut Light & Power Co.:
4% 4/1/48	60,000	49,977
4.15% 6/1/45	100,000	85,547
5.25% 1/15/53	120,000	120,601
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	270,000	256,967
3.7% 11/15/59	100,000	72,768
3.85% 6/15/46	100,000	79,959
3.95% 4/1/50	245,000	202,260
4.5% 5/15/58	220,000	189,254
4.65% 12/1/48	385,000	348,094
5.2% 3/1/33	330,000	340,977
6.15% 11/15/52	150,000	167,297
6.2% 6/15/36	300,000	330,060
6.75% 4/1/38	110,000	126,678
Dayton Power & Light Co. 3.95% 6/15/49	55,000	42,128
Dominion Energy South Carolina:
2.3% 12/1/31	230,000	195,685
5.1% 6/1/65	60,000	56,675
5.3% 5/15/33	100,000	103,236
DTE Electric Co.:
2.95% 3/1/50	80,000	54,807
3% 3/1/32	180,000	162,109
3.65% 3/1/52	190,000	146,228
3.95% 3/1/49	56,000	46,340
4.05% 5/15/48	100,000	84,401
5.2% 3/1/34	110,000	113,499
Duke Energy Carolinas LLC:
3.2% 8/15/49	120,000	84,258
3.75% 6/1/45	150,000	119,469
3.875% 3/15/46	240,000	193,903
3.95% 3/15/48	210,000	171,280
4% 9/30/42	179,000	152,601
4.25% 12/15/41	130,000	114,662
Duke Energy Corp.:
2.45% 6/1/30	200,000	178,773
3.15% 8/15/27	352,000	339,427
3.3% 6/15/41	515,000	393,534
3.75% 9/1/46	110,000	84,001
4.2% 6/15/49	310,000	251,360
5% 8/15/52	100,000	91,747
5.45% 6/15/34	140,000	144,243
Duke Energy Florida LLC:
3.2% 1/15/27	240,000	234,071
4.2% 7/15/48	140,000	117,588
6.4% 6/15/38	360,000	403,935
Duke Energy Indiana LLC:
6.35% 8/15/38	170,000	190,924
6.45% 4/1/39	110,000	123,236
Duke Energy Ohio, Inc.:
2.125% 6/1/30	210,000	184,490
3.65% 2/1/29	210,000	203,535
4.3% 2/1/49	65,000	54,797
Duke Energy Progress LLC:
2% 8/15/31	270,000	227,611
3.45% 3/15/29	600,000	578,231
4.1% 5/15/42	130,000	110,956
4.2% 8/15/45	180,000	153,341
5.25% 3/15/33	100,000	103,514
Edison International:
4.125% 3/15/28	100,000	97,960
6.95% 11/15/29	70,000	76,551
Entergy Corp.:
0.9% 9/15/25	500,000	481,125
2.4% 6/15/31	120,000	102,594
3.75% 6/15/50	190,000	139,705
Entergy Louisiana LLC:
3.12% 9/1/27	490,000	472,599
4% 3/15/33	190,000	177,864
5.7% 3/15/54	250,000	258,049
Entergy Mississippi LLC:
5% 9/1/33	100,000	100,498
5.85% 6/1/54	80,000	84,409
Entergy, Inc.:
3.35% 6/15/52	100,000	70,560
3.55% 9/30/49	194,000	142,338
5.3% 9/15/33	70,000	71,630
Eversource Energy:
1.65% 8/15/30	100,000	84,114
2.55% 3/15/31	200,000	172,830
3.45% 1/15/50	120,000	87,423
4.75% 5/15/26	270,000	270,089
5.45% 3/1/28	250,000	256,297
5.95% 7/15/34	110,000	115,753
Exelon Corp.:
3.35% 3/15/32	190,000	173,097
3.95% 6/15/25	163,000	161,674
4.05% 4/15/30	650,000	633,616
4.45% 4/15/46	125,000	107,774
4.7% 4/15/50	110,000	97,416
5.1% 6/15/45	160,000	152,172
FirstEnergy Corp.:
1.6% 1/15/26	97,000	92,792
2.25% 9/1/30	150,000	130,506
5.1% 7/15/47	150,000	133,899
Florida Power & Light Co.:
2.875% 12/4/51	190,000	127,371
3.95% 3/1/48	160,000	132,657
3.99% 3/1/49	133,000	110,815
4.05% 6/1/42	210,000	182,976
4.05% 10/1/44	170,000	145,899
4.125% 2/1/42	405,000	356,360
5.6% 6/15/54	130,000	138,052
5.625% 4/1/34	140,000	150,393
Georgia Power Co.:
2.65% 9/15/29	640,000	590,935
4.65% 5/16/28	170,000	171,731
4.95% 5/17/33	340,000	343,695
5.25% 3/15/34	100,000	103,128
Indiana Michigan Power Co.:
3.25% 5/1/51	80,000	55,673
3.75% 7/1/47	120,000	93,055
Interstate Power and Light Co.:
2.3% 6/1/30	104,000	91,823
4.1% 9/26/28	260,000	256,257
IPALCO Enterprises, Inc. 5.75% 4/1/34	70,000	72,040
ITC Holdings Corp.:
3.25% 6/30/26	220,000	214,384
5.3% 7/1/43	35,000	33,574
Kentucky Utilities Co. 5.125% 11/1/40	170,000	168,043
Louisville Gas & Electric Co. 4.25% 4/1/49	60,000	50,042
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	218,856
3.95% 8/1/47	100,000	81,851
4.25% 7/15/49	100,000	86,106
5.35% 1/15/34	200,000	209,460
5.8% 10/15/36	110,000	118,758
Mississippi Power Co.:
3.95% 3/30/28	120,000	117,807
4.25% 3/15/42	50,000	43,241
Nevada Power Co.:
3.125% 8/1/50	150,000	100,936
6% 3/15/54	70,000	74,755
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	282,679
2.44% 1/15/32	400,000	340,962
3% 1/15/52	110,000	72,692
4.9% 2/28/28	900,000	911,564
5% 7/15/32	80,000	81,022
5.55% 3/15/54	140,000	141,099
5.749% 9/1/25	310,000	312,552
6.051% 3/1/25	1,820,000	1,827,837
Northern States Power Co.:
2.6% 6/1/51	300,000	189,051
3.2% 4/1/52	80,000	56,660
4% 8/15/45	110,000	91,136
NSTAR Electric Co.:
3.1% 6/1/51	100,000	69,291
4.95% 9/15/52	100,000	95,143
Oglethorpe Power Corp.:
3.75% 8/1/50	100,000	74,865
5.05% 10/1/48	50,000	45,944
5.8% 6/1/54 (c)	100,000	101,970
5.95% 11/1/39	110,000	113,897
Ohio Power Co.:
4% 6/1/49	100,000	78,862
5% 6/1/33	100,000	99,954
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	69,099
3.75% 4/1/45	100,000	79,923
3.8% 6/1/49	390,000	309,880
4.55% 9/15/32	150,000	148,410
4.6% 6/1/52	150,000	133,058
5.55% 6/15/54 (c)	100,000	102,631
5.75% 3/15/29	230,000	242,655
Pacific Gas & Electric Co.:
2.5% 2/1/31	445,000	381,969
3.15% 1/1/26	110,000	107,394
3.3% 8/1/40	100,000	74,648
3.5% 6/15/25	506,000	498,903
4.2% 3/1/29	200,000	194,585
4.55% 7/1/30	603,000	589,693
4.75% 2/15/44	370,000	317,788
4.95% 7/1/50	230,000	200,407
5.25% 3/1/52	230,000	207,014
5.8% 5/15/34	120,000	123,504
5.9% 6/15/32	300,000	310,916
6.15% 1/15/33	100,000	105,279
6.7% 4/1/53	90,000	98,465
6.75% 1/15/53	340,000	371,825
PacifiCorp:
2.9% 6/15/52	100,000	62,653
4.15% 2/15/50	250,000	199,865
5.3% 2/15/31	110,000	112,814
5.35% 12/1/53	100,000	95,977
5.8% 1/15/55	270,000	274,627
6% 1/15/39	330,000	349,043
PECO Energy Co.:
4.6% 5/15/52	210,000	187,294
4.9% 6/15/33	230,000	233,048
PG&E Wildfire Recovery:
5.099% 6/1/54	150,000	151,640
5.212% 12/1/49	260,000	263,286
Potomac Electric Power Co.:
4.15% 3/15/43	110,000	95,077
6.5% 11/15/37	60,000	68,647
PPL Capital Funding, Inc. 4% 9/15/47	90,000	67,621
PPL Electric Utilities Corp.:
3% 10/1/49	70,000	49,048
5% 5/15/33	100,000	101,467
5.25% 5/15/53	100,000	100,352
Progress Energy, Inc. 7.75% 3/1/31	240,000	277,719
Public Service Co. of Colorado:
3.2% 3/1/50	210,000	146,262
5.25% 4/1/53	120,000	116,049
6.25% 9/1/37	130,000	142,754
Public Service Co. of New Hampshire 5.35% 10/1/33	140,000	146,085
Public Service Co. of Oklahoma 5.25% 1/15/33	100,000	101,202
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	72,273
3% 5/15/25	220,000	217,433
3.15% 1/1/50	300,000	215,313
3.2% 8/1/49	110,000	80,044
3.65% 9/1/42	130,000	106,629
3.7% 5/1/28	120,000	117,324
5.2% 8/1/33	190,000	196,501
5.3% 8/1/54	130,000	132,504
5.45% 8/1/53	70,000	72,319
Puget Sound Energy, Inc.:
4.223% 6/15/48	70,000	58,132
4.3% 5/20/45	180,000	153,542
5.33% 6/15/34	250,000	258,010
Southern California Edison Co.:
2.95% 2/1/51	250,000	165,728
3.65% 2/1/50	410,000	309,956
3.65% 6/1/51	110,000	82,091
3.9% 3/15/43	230,000	188,029
4.05% 3/15/42	160,000	134,003
4.125% 3/1/48	285,000	235,372
4.65% 10/1/43	158,000	143,158
4.9% 6/1/26	410,000	411,937
5.75% 4/15/54	70,000	72,714
6.05% 3/15/39	100,000	107,410
Southern Co.:
3.25% 7/1/26	765,000	746,689
3.7% 4/30/30	150,000	143,285
4.4% 7/1/46	383,000	333,801
Southwestern Electric Power Co.:
3.25% 11/1/51	65,000	43,229
3.85% 2/1/48	70,000	52,874
5.3% 4/1/33	190,000	192,835
Southwestern Public Service Co. 4.5% 8/15/41	160,000	141,295
Tampa Electric Co.:
4.3% 6/15/48	60,000	50,970
4.45% 6/15/49	140,000	123,082
4.9% 3/1/29	170,000	173,244
Tucson Electric Power Co.:
1.5% 8/1/30	100,000	84,315
5.5% 4/15/53	90,000	89,657
Union Electric Co.:
2.625% 3/15/51	140,000	87,271
2.95% 3/15/30	170,000	157,149
3.9% 4/1/52	120,000	96,245
5.45% 3/15/53	100,000	100,804
Virginia Electric & Power Co.:
2.4% 3/30/32	110,000	94,153
2.45% 12/15/50	200,000	119,451
3.8% 4/1/28	90,000	88,177
3.8% 9/15/47	180,000	140,162
4.6% 12/1/48	208,000	184,119
4.625% 5/15/52	100,000	88,415
5% 4/1/33	100,000	100,742
5.05% 8/15/34	300,000	301,969
5.3% 8/15/33	240,000	246,557
5.45% 4/1/53	80,000	79,964
6% 5/15/37	120,000	129,594
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	445,894
Wisconsin Power & Light Co.:
3.95% 9/1/32	120,000	113,124
4.95% 4/1/33	170,000	170,690
Wisconsin Public Service Corp. 2.85% 12/1/51	150,000	97,283
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	307,387
3.4% 6/1/30	73,000	68,206
3.5% 12/1/49	100,000	71,543
5.45% 8/15/33	70,000	71,546
		45,233,734
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	65,172
3.375% 9/15/49	200,000	146,730
4.125% 10/15/44	210,000	181,156
5.45% 10/15/32	140,000	147,361
5.9% 11/15/33	150,000	162,489
CenterPoint Energy Resources Corp.:
1.75% 10/1/30	100,000	84,555
4.4% 7/1/32	80,000	77,404
5.4% 3/1/33	120,000	123,947
5.4% 7/1/34	160,000	163,185
Eastern Energy Gas Holdings LLC 2.5% 11/15/24	80,000	79,508
ONE Gas, Inc. 2% 5/15/30	260,000	228,536
Piedmont Natural Gas Co., Inc.:
2.5% 3/15/31	220,000	191,644
3.35% 6/1/50	100,000	70,549
Southern California Gas Co.:
2.55% 2/1/30	210,000	189,979
3.75% 9/15/42	50,000	40,423
4.3% 1/15/49	130,000	109,818
5.05% 9/1/34	100,000	101,419
5.2% 6/1/33	310,000	318,544
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	250,000	165,565
5.75% 9/15/33	100,000	105,701
Southwest Gas Corp.:
3.18% 8/15/51	100,000	64,556
5.45% 3/23/28	165,000	168,689
		2,986,930
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
3.25% 6/1/25	100,000	98,602
5.6% 6/15/42	200,000	199,743
5.8% 3/1/33	100,000	105,025
6.125% 1/15/34	50,000	53,739
6.5% 10/1/53	180,000	199,417
Emera U.S. Finance LP:
3.55% 6/15/26	160,000	155,802
4.75% 6/15/46	100,000	86,216
Southern Power Co. 5.25% 7/15/43	90,000	87,342
The AES Corp.:
2.45% 1/15/31	100,000	85,278
5.45% 6/1/28	110,000	112,034
		1,183,198
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	232,415
Ameren Illinois Co.:
4.5% 3/15/49	210,000	187,072
4.95% 6/1/33	90,000	91,009
5.55% 7/1/54	160,000	164,945
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	132,809
2.85% 5/15/51	120,000	78,045
3.25% 4/15/28	450,000	434,082
4.45% 1/15/49	100,000	86,072
4.5% 2/1/45	180,000	163,596
4.6% 5/1/53	100,000	87,328
5.15% 11/15/43	75,000	73,917
5.95% 5/15/37	120,000	129,594
6.125% 4/1/36	110,000	119,968
CenterPoint Energy, Inc. 2.95% 3/1/30	120,000	109,672
CMS Energy Corp. 4.75% 6/1/50 (b)	100,000	94,004
Consumers Energy Co.:
2.65% 8/15/52	115,000	75,835
3.1% 8/15/50	200,000	145,405
4.35% 4/15/49	210,000	185,905
4.625% 5/15/33	160,000	158,969
Dominion Energy, Inc.:
3.375% 4/1/30	660,000	617,891
4.85% 8/15/52	280,000	251,885
5.25% 8/1/33	230,000	233,076
DTE Energy Co.:
2.85% 10/1/26	200,000	193,473
3.8% 3/15/27	90,000	87,688
5.85% 6/1/34	150,000	157,989
National Grid PLC:
5.418% 1/11/34	60,000	61,299
5.809% 6/12/33	100,000	104,754
NiSource, Inc.:
0.95% 8/15/25	700,000	673,970
1.7% 2/15/31	510,000	423,723
3.49% 5/15/27	442,000	430,585
3.6% 5/1/30	90,000	85,344
4.375% 5/15/47	60,000	51,166
5% 6/15/52	70,000	65,514
5.95% 6/15/41	110,000	114,647
6.95% 11/30/54 (b)	130,000	131,710
Public Service Enterprise Group, Inc.:
1.6% 8/15/30	100,000	84,263
5.2% 4/1/29	230,000	236,060
5.85% 11/15/27	100,000	103,919
6.125% 10/15/33	50,000	53,792
Puget Energy, Inc. 4.1% 6/15/30	253,000	241,101
San Diego Gas & Electric Co.:
2.95% 8/15/51	220,000	150,550
4.1% 6/15/49	130,000	106,629
5.35% 4/1/53	170,000	169,781
Sempra:
3.4% 2/1/28	50,000	48,172
3.7% 4/1/29	170,000	163,656
3.8% 2/1/38	270,000	229,965
4% 2/1/48	136,000	107,884
4.125% 4/1/52 (b)	100,000	93,028
WEC Energy Group, Inc. 4.75% 1/15/28	200,000	201,790
		8,425,946
Water Utilities - 0.0%
American Water Capital Corp.:
2.3% 6/1/31	220,000	189,991
2.95% 9/1/27	430,000	414,076
3.75% 9/1/47	413,000	327,141
4.3% 12/1/42	100,000	88,641
4.3% 9/1/45	100,000	87,918
		1,107,767
TOTAL UTILITIES		58,937,575
TOTAL NONCONVERTIBLE BONDS (Cost $688,977,026)		656,102,856

U.S. Government and Government Agency Obligations - 44.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	238,000	228,958
0.5% 6/17/25	650,000	629,765
0.54% 10/27/25	500,000	480,028
0.625% 4/22/25	90,000	87,781
0.75% 10/8/27	250,000	227,751
0.875% 8/5/30	108,000	91,067
6.625% 11/15/30	1,650,000	1,891,665
Federal Farm Credit Bank:
1.4% 3/10/28	2,230,000	2,040,721
3.8% 4/5/32	1,000,000	962,811
Federal Home Loan Bank:
0.375% 9/4/25	175,000	168,368
0.5% 4/14/25	390,000	380,398
0.9% 2/26/27	3,290,000	3,048,348
0.96% 3/5/26	1,300,000	1,238,810
3.25% 6/9/28	210,000	206,271
3.25% 11/16/28	30,000	29,378
4.75% 3/10/34	1,000,000	1,041,381
Freddie Mac:
0.375% 7/21/25	480,000	463,306
0.375% 9/23/25	370,000	354,845
1.5% 2/12/25	630,000	620,650
6.25% 7/15/32	830,000	959,562
6.75% 3/15/31	870,000	1,010,509
Tennessee Valley Authority:
0.75% 5/15/25	560,000	544,708
2.875% 2/1/27	145,000	141,510
4.25% 9/15/52	150,000	138,311
4.25% 9/15/65	210,000	189,783
4.375% 8/1/34	269,000	271,100
5.25% 9/15/39	420,000	451,034
5.88% 4/1/36	110,000	125,899
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,024,718
U.S. Treasury Obligations - 43.4%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,295
1.125% 8/15/40	76,000	48,759
1.25% 5/15/50	238,000	125,034
1.375% 11/15/40	1,276,000	847,443
1.375% 8/15/50	290,000	157,053
1.625% 11/15/50	6,241,000	3,608,810
1.75% 8/15/41	6,137,000	4,265,934
1.875% 2/15/41	14,910,000	10,722,387
1.875% 2/15/51	9,063,000	5,588,968
1.875% 11/15/51	1,574,000	965,797
2% 11/15/41	3,170,000	2,287,972
2% 2/15/50	683,000	437,280
2% 8/15/51	8,892,000	5,637,389
2.25% 5/15/41	12,975,000	9,862,521
2.25% 8/15/46	148,000	104,039
2.25% 8/15/49	267,000	181,685
2.375% 11/15/49	38,000	26,539
2.375% 5/15/51	2,285,000	1,585,487
2.5% 2/15/46	329,000	244,270
2.5% 5/15/46	122,000	90,309
2.75% 11/15/42	329,000	264,434
2.75% 8/15/47	177,000	135,654
2.75% 11/15/47	157,000	120,068
2.875% 8/15/45	268,000	214,096
2.875% 11/15/46	359,000	283,526
2.875% 5/15/49	361,000	280,156
2.875% 5/15/52	2,960,000	2,287,525
3% 5/15/42	238,000	200,199
3% 11/15/44	264,000	216,428
3% 11/15/45	76,000	61,904
3% 2/15/47	83,000	66,883
3% 5/15/47	1,607,000	1,292,756
3% 2/15/48	121,000	96,748
3% 8/15/48	188,000	149,871
3% 2/15/49	264,000	210,014
3% 8/15/52	7,670,000	6,084,168
3.125% 11/15/41	229,000	198,264
3.125% 2/15/42	264,000	227,401
3.125% 5/15/48	48,000	39,208
3.25% 5/15/42	6,160,000	5,367,381
3.375% 8/15/42	14,140,000	12,511,691
3.375% 5/15/44	186,000	162,321
3.375% 11/15/48	68,000	57,946
3.625% 8/15/43	86,000	78,216
3.625% 2/15/53	9,520,000	8,539,366
3.625% 5/15/53	6,910,000	6,202,535
3.75% 8/15/41	225,000	212,906
3.75% 11/15/43	94,000	86,924
3.875% 8/15/40	126,000	122,323
3.875% 2/15/43	10,190,000	9,643,482
3.875% 5/15/43	7,160,000	6,758,366
4% 11/15/42	10,370,000	10,005,430
4% 11/15/52	6,250,000	5,998,047
4.125% 8/15/53	4,510,000	4,428,785
4.25% 8/15/44	1,610,000	1,571,008
4.25% 2/15/54	29,973,000	30,090,082
4.25% 8/15/54	3,070,000	3,089,188
4.375% 2/15/38	81,000	84,275
4.375% 11/15/39	5,000	5,161
4.375% 5/15/41	433,000	444,434
4.375% 8/15/43	4,130,000	4,170,655
4.5% 2/15/36	223,000	236,267
4.5% 5/15/38	69,000	72,606
4.5% 2/15/44	22,650,000	23,216,250
4.625% 5/15/44	8,980,000	9,351,828
4.625% 5/15/54	8,840,000	9,447,750
4.75% 11/15/43	18,010,000	19,093,414
5% 5/15/37	391,000	431,734
U.S. Treasury Notes:
0.25% 8/31/25	7,956,000	7,638,506
0.25% 9/30/25	4,049,000	3,876,759
0.375% 11/30/25	7,417,000	7,072,805
0.375% 12/31/25	8,153,000	7,755,223
0.375% 1/31/26	9,105,000	8,638,369
0.375% 7/31/27	3,005,000	2,723,868
0.375% 9/30/27	3,744,000	3,376,620
0.5% 2/28/26	5,602,000	5,311,834
0.5% 4/30/27	546,000	500,528
0.5% 5/31/27	43,000	39,320
0.5% 6/30/27	856,000	780,799
0.5% 8/31/27	2,377,000	2,157,777
0.625% 7/31/26	3,960,000	3,718,842
0.625% 3/31/27	884,000	814,868
0.625% 11/30/27	2,407,000	2,176,925
0.625% 12/31/27	1,696,000	1,529,978
0.625% 8/15/30	644,000	536,633
0.75% 3/31/26	6,314,000	5,996,327
0.75% 4/30/26	3,206,000	3,037,935
0.75% 5/31/26	3,183,000	3,009,551
0.75% 8/31/26	5,654,000	5,311,889
0.75% 1/31/28	4,807,000	4,345,077
0.875% 6/30/26	894,000	845,424
0.875% 9/30/26	6,070,000	5,707,697
1.125% 10/31/26	8,680,000	8,185,647
1.125% 2/29/28	5,030,000	4,596,163
1.125% 8/31/28	5,215,000	4,709,593
1.25% 11/30/26	429,000	405,003
1.25% 12/31/26	7,670,000	7,230,473
1.25% 3/31/28	4,619,000	4,231,257
1.25% 4/30/28	3,357,000	3,069,688
1.25% 5/31/28	2,807,000	2,562,045
1.25% 6/30/28	3,624,000	3,301,096
1.25% 9/30/28	2,821,000	2,555,540
1.25% 8/15/31	3,247,000	2,740,925
1.375% 8/31/26	366,000	348,200
1.375% 10/31/28	7,420,000	6,743,505
1.375% 12/31/28	2,240,000	2,029,300
1.5% 8/15/26	283,000	270,110
1.5% 1/31/27	5,829,000	5,515,464
1.5% 11/30/28	1,062,000	968,785
1.5% 2/15/30	724,000	643,455
1.625% 2/15/26	702,000	677,430
1.625% 9/30/26	1,345,000	1,284,160
1.625% 11/30/26	454,000	432,151
1.625% 8/15/29	2,954,000	2,676,139
1.625% 5/15/31	9,580,000	8,350,317
1.75% 3/15/25	3,230,000	3,180,047
1.75% 1/31/29	4,210,000	3,869,253
1.875% 7/31/26	800,000	769,625
1.875% 2/28/29	820,000	756,898
2% 11/15/26	562,000	539,805
2.25% 2/15/27	4,017,000	3,866,833
2.25% 8/15/27	1,371,000	1,312,304
2.25% 11/15/27	255,000	243,216
2.375% 5/15/27	1,576,000	1,517,208
2.375% 5/15/29	473,000	445,193
2.5% 2/28/26	273,000	266,698
2.5% 3/31/27	11,290,000	10,929,690
2.625% 12/31/25	118,000	115,626
2.625% 1/31/26	420,000	411,305
2.625% 5/31/27	3,110,000	3,014,149
2.625% 2/15/29	1,038,000	990,195
2.625% 7/31/29	13,410,000	12,736,357
2.75% 5/15/25	100,000	98,719
2.75% 6/30/25	237,000	233,730
2.75% 8/31/25	304,000	299,174
2.75% 4/30/27	1,920,000	1,868,325
2.75% 7/31/27	4,190,000	4,068,555
2.75% 2/15/28	629,000	607,919
2.75% 8/15/32	13,225,000	12,230,542
2.875% 4/30/25	81,000	80,067
2.875% 7/31/25	258,000	254,446
2.875% 11/30/25	288,000	283,286
2.875% 5/15/28	231,000	223,853
2.875% 8/15/28	1,186,000	1,147,131
2.875% 4/30/29	290,000	279,136
3% 7/15/25	910,000	898,918
3% 10/31/25	535,000	527,309
3.125% 8/15/25	6,350,000	6,273,998
3.125% 8/31/27	3,090,000	3,031,821
3.125% 11/15/28	331,000	322,738
3.125% 8/31/29	2,250,000	2,185,840
3.25% 6/30/27	3,320,000	3,271,238
3.25% 6/30/29	1,750,000	1,710,967
3.375% 5/15/33	960,000	923,775
3.5% 9/15/25	4,490,000	4,450,537
3.5% 1/31/28	5,420,000	5,371,305
3.5% 4/30/28	4,370,000	4,329,539
3.5% 1/31/30	5,650,000	5,574,299
3.5% 4/30/30	7,080,000	6,979,884
3.5% 2/15/33	7,830,000	7,617,122
3.625% 5/15/26	9,550,000	9,485,241
3.625% 3/31/28	2,180,000	2,170,292
3.625% 5/31/28	13,510,000	13,443,505
3.625% 8/31/29	5,210,000	5,188,834
3.625% 3/31/30	410,000	406,845
3.75% 12/31/28	8,390,000	8,389,017
3.75% 5/31/30	1,860,000	1,856,948
3.75% 6/30/30	6,970,000	6,956,659
3.75% 12/31/30	3,600,000	3,589,734
3.875% 1/15/26	10,260,000	10,220,323
3.875% 12/31/27	5,110,000	5,126,151
3.875% 9/30/29	5,080,000	5,106,988
3.875% 11/30/29	3,970,000	3,990,936
3.875% 12/31/29	5,560,000	5,587,583
3.875% 8/15/33	4,340,000	4,330,337
3.875% 8/15/34	5,810,000	5,788,200
4% 12/15/25	4,400,000	4,387,797
4% 2/15/26	540,000	539,114
4% 1/15/27	7,640,000	7,662,980
4% 2/29/28	3,620,000	3,646,584
4% 6/30/28	9,110,000	9,187,933
4% 1/31/29	11,640,000	11,757,764
4% 7/31/29	4,650,000	4,704,374
4% 10/31/29	10,290,000	10,402,547
4% 2/28/30	2,170,000	2,194,243
4% 7/31/30	1,020,000	1,031,355
4% 1/31/31	9,240,000	9,341,423
4% 2/15/34	6,580,000	6,621,125
4.125% 6/15/26	13,790,000	13,818,550
4.125% 2/15/27	17,430,000	17,538,257
4.125% 10/31/27	7,580,000	7,653,727
4.125% 3/31/29	12,990,000	13,194,998
4.125% 8/31/30	6,720,000	6,840,488
4.125% 3/31/31	10,520,000	10,713,963
4.125% 7/31/31	15,070,000	15,348,899
4.125% 11/15/32	9,650,000	9,830,561
4.25% 5/31/25	1,850,000	1,845,688
4.25% 12/31/25	5,830,000	5,832,176
4.25% 1/31/26	5,600,000	5,607,219
4.25% 3/15/27	12,680,000	12,808,781
4.25% 2/28/29	7,430,000	7,587,307
4.25% 6/30/29	7,990,000	8,166,209
4.25% 2/28/31	6,710,000	6,880,895
4.25% 6/30/31	6,210,000	6,373,013
4.375% 8/15/26	210,000	211,690
4.375% 12/15/26	10,500,000	10,613,203
4.375% 7/15/27	14,500,000	14,721,005
4.375% 11/30/28	6,830,000	6,994,614
4.375% 11/30/30	8,470,000	8,737,996
4.375% 5/15/34	8,680,000	8,994,650
4.5% 11/15/25	2,900,000	2,908,270
4.5% 7/15/26	10,340,000	10,435,726
4.5% 4/15/27	22,980,000	23,359,709
4.5% 5/15/27	16,650,000	16,932,269
4.5% 5/31/29	990,000	1,022,678
4.5% 11/15/33	12,920,000	13,506,952
4.625% 3/15/26	8,780,000	8,848,594
4.625% 6/30/26	6,500,000	6,571,094
4.625% 9/15/26	6,990,000	7,083,655
4.625% 10/15/26	5,150,000	5,223,428
4.625% 11/15/26	6,220,000	6,314,515
4.625% 6/15/27	11,480,000	11,727,538
4.625% 9/30/28	3,820,000	3,943,553
4.625% 4/30/29	5,660,000	5,871,366
4.625% 4/30/31	8,070,000	8,453,955
4.625% 5/31/31	10,900,000	11,419,453
4.875% 11/30/25	5,960,000	6,004,234
4.875% 5/31/26	2,910,000	2,950,808
4.875% 10/31/28	3,722,000	3,880,330
4.875% 10/31/30	7,650,000	8,101,828
5% 8/31/25	250,000	251,422
5% 9/30/25	5,700,000	5,738,520
5% 10/31/25	3,000,000	3,023,026
TOTAL U.S. TREASURY OBLIGATIONS		1,048,238,864
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,091,140,916)		1,066,263,582

U.S. Government Agency - Mortgage Securities - 25.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.8%
1.5% 2/1/36 to 4/1/52	17,167,230	14,155,509
2% 6/1/27 to 4/1/52	81,721,791	68,465,045
2.5% 4/1/30 to 1/1/54	49,339,247	42,862,402
3% 12/1/26 to 7/1/53	46,604,223	42,111,522
3.5% 12/1/25 to 9/1/52	22,804,422	21,389,012
4% 4/1/26 to 5/1/53	18,566,014	17,807,983
4.5% 11/1/38 to 8/1/54	10,977,786	10,734,799
5% 11/1/44 to 7/1/54	12,241,443	12,203,172
5.5% 9/1/40 to 9/1/54	14,955,539	15,083,062
6% 12/1/52 to 7/1/54	8,719,474	8,895,019
6.5% 3/1/29 to 5/1/54	4,931,504	5,086,078
7% 12/1/53	457,797	479,751
TOTAL FANNIE MAE		259,273,354
Freddie Mac - 7.4%
1.5% 7/1/36 to 3/1/52	12,750,892	10,717,399
2% 3/1/28 to 4/1/52	57,798,392	48,445,352
2% 9/1/35	1,076,822	980,456
2% 11/1/35	258,714	234,995
2% 11/1/35	319,331	290,055
2.5% 2/1/30 to 1/1/54	53,002,855	45,670,611
3% 2/1/29 to 7/1/53	10,901,346	9,905,412
3.5% 12/1/25 to 6/1/52	8,064,863	7,542,342
4% 6/1/34 to 3/1/53	11,562,927	11,108,916
4% 4/1/48	860	829
4.5% 11/1/40 to 8/1/54	9,755,185	9,557,340
5% 5/1/39 to 9/1/54	9,416,790	9,377,664
5.5% 6/1/49 to 9/1/54	10,097,885	10,187,077
6% 10/1/28 to 5/1/54	9,041,873	9,256,354
6.5% 1/1/53 to 1/1/54	4,959,112	5,118,422
7% 1/1/54	229,077	240,848
TOTAL FREDDIE MAC		178,634,072
Ginnie Mae - 5.8%
1.5% 4/20/51 to 11/20/51	541,998	439,642
2% 10/20/50 to 8/20/52	27,892,258	23,483,787
2% 9/1/54 (e)	475,000	399,925
2.5% 3/20/47 to 10/20/53	29,334,584	25,646,261
2.5% 9/1/54 (e)	250,000	218,462
3% 7/20/42 to 11/20/52	20,337,947	18,433,121
3% 9/1/54 (e)	650,000	587,805
3% 9/1/54 (e)	25,000	22,608
3% 9/1/54 (e)	100,000	90,431
3.5% 5/20/44 to 5/20/54	15,705,749	14,665,154
3.5% 9/1/54 (e)	150,000	139,594
4% 12/20/45 to 4/20/54	10,523,807	10,082,150
4% 9/1/54 (e)	150,000	143,334
4.5% 6/20/45 to 6/20/54	9,945,171	9,755,964
5% 11/20/45 to 6/20/54	9,126,589	9,121,030
5% 9/1/54 (e)	400,000	399,155
5% 9/1/54 (e)	300,000	299,366
5% 9/1/54 (e)	300,000	299,366
5% 10/1/54 (e)	1,000,000	996,480
5.5% 12/20/44 to 8/20/54	7,719,015	7,771,592
5.5% 9/1/54 (e)	800,000	805,117
5.5% 9/1/54 (e)	400,000	402,559
5.5% 9/1/54 (e)	1,400,000	1,408,955
5.5% 9/1/54 (e)	600,000	603,838
6% 12/20/52 to 6/20/53	2,284,855	2,320,574
6% 9/1/54 (e)	1,900,000	1,927,554
6% 9/1/54 (e)	150,000	152,175
6% 9/1/54 (e)	75,000	76,088
6% 9/1/54 (e)	2,500,000	2,536,255
6% 9/1/54 (e)	1,500,000	1,521,753
6% 9/1/54 (e)	1,100,000	1,115,952
6% 9/1/54 (e)	250,000	253,625
6.5% 12/20/52 to 9/20/53	1,439,477	1,469,381
6.5% 9/1/54 (e)	1,600,000	1,633,580
6.5% 9/1/54 (e)	525,000	536,018
6.5% 9/1/54 (e)	475,000	484,969
TOTAL GINNIE MAE		140,243,620
Uniform Mortgage Backed Securities - 1.7%
2% 9/1/54 (e)	1,800,000	1,472,203
2% 9/1/54 (e)	1,200,000	981,469
2% 9/1/54 (e)	2,750,000	2,249,199
2% 9/1/54 (e)	2,750,000	2,249,199
2% 9/1/54 (e)	1,450,000	1,185,941
2% 9/1/54 (e)	3,450,000	2,821,723
2.5% 9/1/54 (e)	3,250,000	2,770,498
3% 9/1/54 (e)	600,000	531,961
3.5% 9/1/54 (e)	7,475,000	6,880,212
3.5% 9/1/54 (e)	425,000	391,183
4% 9/1/54 (e)	550,000	521,576
5% 9/1/54 (e)	200,000	198,539
5% 9/1/54 (e)	325,000	322,626
5.5% 9/1/54 (e)	625,000	629,272
5.5% 9/1/54 (e)	1,825,000	1,837,476
6% 9/1/54 (e)	2,775,000	2,826,056
6% 9/1/54 (e)	3,000,000	3,055,195
6% 9/1/54 (e)	150,000	152,760
6.5% 9/1/54 (e)	600,000	617,789
6.5% 9/1/54 (e)	5,075,000	5,225,466
7% 9/1/54 (e)	100,000	103,833
7% 9/1/54 (e)	3,650,000	3,789,902
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		40,814,078
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $653,288,490)		618,965,124

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	200,000	207,059
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	106,250
Series 2021-A2 Class A2, 1.39% 7/15/30	280,000	251,599
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	120,000	120,224
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	6,236	6,222
Series 2022-3 Class A2A, 3.97% 4/15/27	512,653	508,897
Series 2023 2 Class A3, 5.05% 1/18/28	480,000	481,860
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	600,000	619,533
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	200,000	216,691
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	247,418
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	339,000	338,626
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	821,000	807,520
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	480,000	478,640
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	313,566	310,940
Series 2022-C Class A3, 5.39% 6/15/27	300,000	301,189
Series 2023 A Class A3, 4.58% 4/15/27	480,000	478,853
TOTAL ASSET-BACKED SECURITIES (Cost $5,516,036)		5,481,521

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	135,541	133,238
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	323,715
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	597,387
Series 2022-BNK39 Class A4, 2.928% 2/15/55	300,000	263,926
Series 2022-BNK41 Class A4, 3.7902% 4/15/65 (b)	950,000	891,132
Series 2023-BNK45 Class A5, 5.203% 2/15/56 (b)	1,440,000	1,466,495
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	300,000	262,425
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	395,877
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	385,829
Series 2021-C9 Class A5, 2.299% 2/15/54	550,000	476,356
Series 2024-C26 Class A5, 5.829% 5/15/57 (b)	1,885,000	2,027,875
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	290,264
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	385,061
Series 2023-B39 Class A5, 5.7536% 7/15/56	500,000	532,486
Series 2019-B12 Class A5, 3.1156% 8/15/52	89,000	82,347
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	152,956
Bmo 2024-C9 Mtg Trust sequential payer Series 2024-C9 Class A5, 5.7592% 7/15/57	575,000	613,711
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	300,000	271,834
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	492,458
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	465,882
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	243,012
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	235,887
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	183,131
Class A5, 3.0161% 9/15/52	200,000	181,479
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	319,839
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	692,915
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	548,357
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	607,557
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	369,167
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	60,072
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	391,235
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	158,861
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	474,195
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	469,633
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	556,221
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	948,488
Series 2022-K140 Class A2, 2.25% 1/25/32	1,900,000	1,661,391
Series 2022-K145 Class A2, 2.58% 5/25/32	2,500,000	2,225,542
Series 2023-154 Class A2, 4.35% 1/25/33	500,000	501,131
Series 2023-156 Class A2, 4.43% 2/25/33	1,400,000	1,410,949
Series 2023-157 Class A2, 4.2% 5/25/33	600,000	594,653
Series 2023-K751 Class A2, 4.412% 3/25/30	500,000	505,381
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	244,142
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	555,868
Series 2018-K730 Class A2, 3.59% 1/25/25	45,919	45,605
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	407,398
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	159,913
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	464,566
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	273,610
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	393,000
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	409,171
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	134,359
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	327,223
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	182,835
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	461,136
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	122,174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,696,039)		28,031,350

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	212,967
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	325,000	368,842
Series 2010 S1, 7.043% 4/1/50	55,000	68,411
California Gen. Oblig.:
Series 2009:
7.5% 4/1/34	980,000	1,171,075
7.55% 4/1/39	360,000	448,539
Series 2010, 7.6% 11/1/40	350,000	438,573
Series 2018, 3.5% 4/1/28	175,000	171,497
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	190,603
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	110,504
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	339,411
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	213,243
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,602
Series 2021 C, 2.843% 11/1/46	250,000	187,558
Series 2022 A, 4.507% 11/1/51	100,000	92,779
Florida State Board Administration Fin. Corp. Series 2024 A, 5.526% 7/1/34	300,000	311,101
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	96,848
3.293% 6/1/42	60,000	47,314
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	55,894
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	705,882	710,117
Series 2010-3, 7.35% 7/1/35	78,571	85,892
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	139,844
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	269,364
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	151,148
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, %	250,000	213,104
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	239,259
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	79,592
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	320,000	390,794
Series 2010 A, 7.102% 1/1/41	140,000	166,131
New York City Gen. Oblig. Series 2011 F1, 6.271% 12/1/37	280,000	309,175
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 EE, 6.011% 6/15/42	280,000	304,956
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	145,652
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	247,373
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	68,543
Series 225, 3.175% 7/15/60	300,000	208,200
San Antonio Elec. & Gas Sys. Rev. Series 2012, 4.427% 2/1/42	300,000	292,473
Texas Gen. Oblig.:
Series 2010 A, 4.681% 4/1/40	300,000	293,485
Series 2015 C, 3.738% 10/1/31	190,000	186,907
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	106,139
3.256% 5/15/60	700,000	496,607
Univ. of Michigan Rev. Series 2022 A, 4.454% 4/1/22	180,000	157,620
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	210,000	185,859
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	140,729
TOTAL MUNICIPAL SECURITIES (Cost $11,288,105)		10,129,724

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	253,633
1.3% 7/22/30	360,000	308,786
3.3% 3/15/28	225,000	220,253
4.5% 1/24/34	120,000	121,934
British Columbia Province:
2.25% 6/2/26	350,000	338,947
4.2% 7/6/33	360,000	356,930
4.9% 4/24/29	500,000	520,005
Chilean Republic:
2.55% 7/27/33	1,330,000	1,125,100
3.125% 3/27/25	840,000	827,333
3.24% 2/6/28	200,000	191,876
3.625% 10/30/42	394,000	318,230
4.95% 1/5/36	290,000	290,000
Export Development Canada 4.125% 2/13/29	880,000	890,595
Hungarian Republic 7.625% 3/29/41	110,000	129,938
Indonesian Republic:
1.85% 3/12/31	460,000	390,569
2.85% 2/14/30	200,000	183,750
3.35% 3/12/71	270,000	188,663
3.4% 9/18/29	360,000	342,563
3.5% 2/14/50	400,000	312,250
3.85% 10/15/30	750,000	721,875
4.1% 4/24/28	240,000	237,975
4.35% 1/11/48	250,000	226,172
4.45% 4/15/70	150,000	131,203
Israeli State:
3.25% 1/17/28	760,000	715,221
3.375% 1/15/50	475,000	320,747
4.5% 1/30/43	200,000	169,972
5.375% 3/12/29	200,000	201,845
5.5% 3/12/34	200,000	199,850
5.75% 3/12/54	200,000	192,000
Italian Republic:
1.25% 2/17/26	1,161,000	1,106,572
2.375% 10/17/24	400,000	398,478
2.875% 10/17/29	400,000	367,542
3.875% 5/6/51	200,000	146,360
Japan Bank International Cooperation:
1.25% 1/21/31	1,012,000	851,488
2% 10/17/29	240,000	217,527
2.75% 11/16/27	760,000	730,660
4.875% 10/18/28	390,000	402,980
Korea Development Bank:
1.625% 1/19/31	250,000	209,484
2% 10/25/31	350,000	295,744
Korean Republic 2.75% 1/19/27	570,000	552,420
Landwirtschaftliche Rentenbank 3.875% 9/28/27	1,110,000	1,110,272
Manitoba Province 4.9% 5/31/34	190,000	199,099
Ontario Province:
1.125% 10/7/30	1,111,000	937,206
2.3% 6/15/26	70,000	67,803
2.5% 4/27/26	300,000	292,047
Panamanian Republic:
3.16% 1/23/30	800,000	694,400
3.87% 7/23/60	200,000	122,062
4.5% 5/15/47	240,000	175,183
4.5% 4/16/50	400,000	284,240
6.4% 2/14/35	480,000	478,872
6.7% 1/26/36	240,000	244,350
Peruvian Republic:
1.862% 12/1/32	420,000	333,533
2.78% 12/1/60	810,000	480,684
3.55% 3/10/51	250,000	186,797
5.375% 2/8/35	290,000	294,640
6.55% 3/14/37	275,000	305,938
Philippine Republic:
2.65% 12/10/45	610,000	418,231
2.95% 5/5/45	370,000	267,903
3% 2/1/28	200,000	191,125
3.95% 1/20/40	300,000	266,531
4.75% 3/5/35	400,000	398,000
5.17% 10/13/27	1,200,000	1,225,500
5.25% 5/14/34	400,000	415,250
5.5% 1/17/48	200,000	209,000
6.375% 10/23/34	130,000	146,494
9.5% 2/2/30	170,000	209,844
Polish Government:
4.625% 3/18/29	560,000	570,763
4.875% 10/4/33	260,000	262,756
5.125% 9/18/34	300,000	307,707
5.5% 4/4/53	260,000	265,580
5.5% 3/18/54	200,000	204,664
5.75% 11/16/32	200,000	214,670
Quebec Province:
1.9% 4/21/31	600,000	524,352
2.5% 4/20/26	590,000	575,993
2.75% 4/12/27	320,000	310,314
3.625% 4/13/28	510,000	504,291
4.25% 9/5/34	130,000	129,306
United Mexican States:
3.25% 4/16/30	400,000	363,000
3.5% 2/12/34	1,226,000	1,032,905
3.75% 1/11/28	320,000	309,700
4.5% 4/22/29	250,000	244,845
4.5% 1/31/50	1,920,000	1,504,800
4.6% 2/10/48	270,000	213,975
4.75% 4/27/32	200,000	190,563
5% 4/27/51	1,195,000	992,597
5.4% 2/9/28	200,000	203,250
5.55% 1/21/45	560,000	524,300
6.05% 1/11/40	120,000	120,150
6.35% 2/9/35	430,000	446,931
Uruguay Republic:
4.125% 11/20/45	130,000	118,463
4.375% 10/27/27	140,000	140,893
4.375% 1/23/31	270,000	271,519
4.975% 4/20/55	462,000	444,818
5.1% 6/18/50	100,000	99,250
7.625% 3/21/36	130,000	161,038
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,196,009)		36,915,867

Supranational Obligations - 1.1%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	200,000	188,464
Asian Development Bank:
0.375% 9/3/25	700,000	672,542
0.75% 10/8/30	150,000	124,844
1.5% 10/18/24	200,000	199,057
1.875% 1/24/30	1,139,000	1,030,737
2.5% 11/2/27	20,000	19,207
4% 1/12/33	500,000	501,039
4.375% 3/6/29	1,340,000	1,370,447
4.5% 8/25/28	630,000	646,077
Asian Infrastructure Investment Bank 4.25% 3/13/34	300,000	305,053
Corporacion Andina de Fomento 5% 1/24/29	330,000	338,194
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,240,513
European Investment Bank:
0.75% 9/23/30	400,000	334,150
0.875% 5/17/30	80,000	67,944
1.25% 2/14/31	630,000	536,099
1.75% 3/15/29	2,950,000	2,699,350
3.625% 7/15/30	1,710,000	1,690,753
4.875% 2/15/36	400,000	428,170
Inter-American Development Bank:
0.625% 7/15/25	140,000	135,418
0.875% 4/20/26	400,000	379,559
1.125% 1/13/31	730,000	616,048
1.5% 1/13/27	1,000,000	945,442
3.125% 9/18/28	680,000	662,950
4% 1/12/28	1,500,000	1,507,260
4.375% 1/24/44	190,000	185,799
4.5% 9/13/33	270,000	280,394
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	337,463
0.5% 10/28/25	364,000	348,445
0.75% 8/26/30	1,433,000	1,196,752
0.875% 5/14/30	1,054,000	895,224
1.625% 1/15/25	110,000	108,659
1.875% 10/27/26	320,000	306,282
2.5% 11/22/27	1,340,000	1,286,225
3.625% 9/21/29	2,750,000	2,723,670
4% 7/25/30	750,000	755,414
4.75% 11/14/33	530,000	560,288
International Finance Corp.:
0.375% 7/16/25	160,000	154,428
0.75% 8/27/30	100,000	83,597
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $27,404,986)		26,861,957

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	250,000	244,632
3.75% 2/18/26	250,000	245,390
Discover Bank 2.7% 2/6/30	500,000	445,044
KeyBank NA 5.85% 11/15/27	710,000	730,689
Manufacturers & Traders Trust Co. 2.9% 2/6/25	360,000	355,916
Morgan Stanley Bank, West Valley City Utah 4.952% 1/14/28 (b)	730,000	735,650
PNC Bank NA 3.1% 10/25/27	310,000	297,580
Wells Fargo Bank NA 5.45% 8/7/26	800,000	814,757
TOTAL BANK NOTES (Cost $3,901,296)		3,869,658

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (b)(f) (Cost $218,926)	210,000	225,239

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $21,756,543)	21,752,193	21,756,543

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $2,572,384,372)	2,474,603,421
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(61,656,242)
NET ASSETS - 100.0%	2,412,947,179

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5% 9/1/54	(1,000,000)	(997,886)

Uniform Mortgage Backed Securities
2% 9/1/54	(1,925,000)	(1,574,439)
2% 9/1/54	(475,000)	(388,498)
2.5% 9/1/54	(1,200,000)	(1,022,953)
2.5% 9/1/54	(1,800,000)	(1,534,430)
2.5% 9/1/54	(250,000)	(213,115)
3% 9/1/54	(75,000)	(66,495)
3% 9/1/54	(100,000)	(88,660)
3.5% 9/1/54	(150,000)	(138,064)
4% 9/1/54	(150,000)	(142,248)
5% 9/1/54	(300,000)	(297,809)
5.5% 9/1/54	(600,000)	(604,102)
6% 9/1/54	(250,000)	(254,600)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,325,413)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,364,726)		(7,323,299)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,100,162 or 0.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,067,420	499,025,291	496,336,229	815,772	61	-	21,756,543	0.0%
Total	19,067,420	499,025,291	496,336,229	815,772	61	-	21,756,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	656,102,856	-	656,102,856	-

U.S. Government and Government Agency Obligations	1,066,263,582	-	1,066,263,582	-

U.S. Government Agency - Mortgage Securities	618,965,124	-	618,965,124	-

Asset-Backed Securities	5,481,521	-	5,481,521	-

Commercial Mortgage Securities	28,031,350	-	28,031,350	-

Municipal Securities	10,129,724	-	10,129,724	-

Foreign Government and Government Agency Obligations	36,915,867	-	36,915,867	-

Supranational Obligations	26,861,957	-	26,861,957	-

Bank Notes	3,869,658	-	3,869,658	-

Preferred Securities	225,239	-	225,239	-

Money Market Funds	21,756,543	21,756,543	-	-
Total Investments in Securities:	2,474,603,421	21,756,543	2,452,846,878	-
Other Financial Instruments:
TBA Sale Commitments	(7,323,299)	-	(7,323,299)	-
Total Other Financial Instruments:	(7,323,299)	-	(7,323,299)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,550,627,829)	$2,452,846,878
Fidelity Central Funds (cost $21,756,543)	21,756,543

Total Investment in Securities (cost $2,572,384,372)		$2,474,603,421
Cash		3,587
Foreign currency held at value (cost $10)		10
Receivable for TBA sale commitments		7,364,726
Receivable for fund shares sold		2,732,572
Interest receivable		18,605,690
Distributions receivable from Fidelity Central Funds		70,613
Total assets		2,503,380,619
Liabilities
Payable for investments purchased
Regular delivery	$23,948,423
Delayed delivery	57,519,007
TBA sale commitments, at value	7,323,299
Payable for fund shares redeemed	1,639,350
Distributions payable	3,361
Total liabilities		90,433,440
Net Assets		$2,412,947,179
Net Assets consist of:
Paid in capital		$2,544,892,364
Total accumulated earnings (loss)		(131,945,185)
Net Assets		$2,412,947,179
Net Asset Value, offering price and redemption price per share ($2,412,947,179 ÷ 260,753,237 shares)		$9.25
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$74,011,233
Income from Fidelity Central Funds		815,772
Total income		74,827,005
Expenses
Independent trustees' fees and expenses	$5,761
Proxy fee	5,103
Total expenses		10,864
Net Investment income (loss)		74,816,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,028,475)
Fidelity Central Funds	61
Total net realized gain (loss)		(16,028,414)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	91,374,622
TBA Sale commitments	255,852
Total change in net unrealized appreciation (depreciation)		91,630,474
Net gain (loss)		75,602,060
Net increase (decrease) in net assets resulting from operations		$150,418,201
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,816,141	$42,849,831
Net realized gain (loss)	(16,028,414)	(18,088,582)
Change in net unrealized appreciation (depreciation)	91,630,474	(41,714,346)
Net increase (decrease) in net assets resulting from operations	150,418,201	(16,953,097)
Distributions to shareholders	(69,215,077)	(39,909,969)

Share transactions
Proceeds from sales of shares	1,000,964,330	747,761,429
Reinvestment of distributions	69,174,908	39,882,158
Cost of shares redeemed	(449,980,027)	(334,569,503)

Net increase (decrease) in net assets resulting from share transactions	620,159,211	453,074,084
Total increase (decrease) in net assets	701,362,335	396,211,018

Net Assets
Beginning of period	1,711,584,844	1,315,373,826
End of period	$2,412,947,179	$1,711,584,844

Other Information
Shares
Sold	111,630,504	82,718,597
Issued in reinvestment of distributions	7,709,836	4,416,360
Redeemed	(50,252,375)	(37,071,844)
Net increase (decrease)	69,087,965	50,063,113

Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.93	$9.29	$10.68	$10.97	$10.57
Income from Investment Operations
Net investment income (loss) A,B	.335	.266	.180	.159	.256
Net realized and unrealized gain (loss)	.294	(.380)	(1.397)	(.192)	.420
Total from investment operations	.629	(.114)	(1.217)	(.033)	.676
Distributions from net investment income	(.309)	(.246)	(.173)	(.163)	(.256)
Distributions from net realized gain	-	-	-	(.094)	(.020)
Total distributions	(.309)	(.246)	(.173)	(.257)	(.276)
Net asset value, end of period	$9.25	$8.93	$9.29	$10.68	$10.97
Total Return C	7.21%	(1.22)%	(11.49)%	(.29)%	6.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	.01%	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.74%	2.95%	1.81%	1.50%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,412,947	$1,711,585	$1,315,374	$1,146,646	$584,965
Portfolio turnover rate G	65%	49%	55%	115%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,437,804
Gross unrealized depreciation	(125,211,405)
Net unrealized appreciation (depreciation)	$(90,773,601)
Tax Cost	$2,565,418,449

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$236,051
Capital loss carryforward	$(41,407,635)
Net unrealized appreciation (depreciation) on securities and other investments	$(90,773,601)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(13,900,878)
Long-term	(27,506,757)
Total capital loss carryforward	$(41,407,635)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$69,215,077	$ 39,909,969
Total	$69,215,077	$ 39,909,969

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	878,475,066	664,544,215
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex U.S. Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $45,404,491 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $69,215,077 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881611.107
ZUB-ANN-1024
Fidelity® Corporate Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 84.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.25% 2/1/32	4,905,000	4,135,787
3.55% 9/15/55	2,075,000	1,467,044
3.65% 9/15/59	1,452,000	1,024,154
3.8% 12/1/57	6,174,000	4,525,279
4.3% 2/15/30	1,886,000	1,866,881
4.5% 5/15/35	1,446,000	1,380,373
Verizon Communications, Inc.:
2.355% 3/15/32	5,282,000	4,487,642
2.55% 3/21/31	1,827,000	1,607,089
3% 11/20/60	3,160,000	1,986,445
3.15% 3/22/30	272,000	253,774
3.7% 3/22/61	4,527,000	3,333,647
4.016% 12/3/29	3,773,000	3,694,969
4.4% 11/1/34	4,919,000	4,721,602
4.5% 8/10/33	395,000	384,152
4.78% 2/15/35 (b)	863,000	850,960
		35,719,798
Entertainment - 0.2%
The Walt Disney Co. 6.65% 11/15/37	3,552,000	4,137,724
Media - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	4,980,000	4,441,198
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	2,754,000	1,747,390
3.85% 4/1/61	3,207,000	1,946,668
5.25% 4/1/53	4,995,000	4,090,289
5.375% 5/1/47	2,622,000	2,186,592
5.5% 4/1/63	1,396,000	1,119,221
Comcast Corp.:
2.937% 11/1/56	977,000	621,455
2.987% 11/1/63	3,786,000	2,338,669
3.999% 11/1/49	538,000	438,980
Discovery Communications LLC:
3.95% 3/20/28	4,905,000	4,642,925
4.65% 5/15/50	1,259,000	918,331
Time Warner Cable LLC:
5.5% 9/1/41	212,000	183,453
5.875% 11/15/40	2,823,000	2,548,293
6.55% 5/1/37	728,000	718,250
6.75% 6/15/39	470,000	467,322
7.3% 7/1/38	2,609,000	2,728,559
Warnermedia Holdings, Inc.:
3.755% 3/15/27	794,000	760,687
4.054% 3/15/29	275,000	256,924
4.279% 3/15/32	6,748,000	5,898,770
5.05% 3/15/42	1,147,000	919,131
5.141% 3/15/52	9,521,000	7,241,659
5.391% 3/15/62	2,071,000	1,555,242
		47,770,008
Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc.:
3.8% 3/15/32	4,507,000	4,153,205
4.55% 3/15/52	4,154,000	3,519,622
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	1,197,000	1,092,915
2.7% 3/15/32	8,119,000	7,043,937
5.65% 1/15/53	1,509,000	1,548,507
Vodafone Group PLC 3.25% 6/4/81 (c)	1,094,000	1,046,160
		18,404,346
TOTAL COMMUNICATION SERVICES		106,031,876
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	4,150,000	3,534,661
General Motors Co.:
5% 4/1/35	860,000	834,238
5.15% 4/1/38	4,000,000	3,835,085
5.2% 4/1/45	981,000	900,016
5.4% 4/1/48	396,000	370,179
5.6% 10/15/32	1,886,000	1,950,317
5.95% 4/1/49	1,871,000	1,884,496
General Motors Financial Co., Inc.:
3.1% 1/12/32	4,550,000	3,965,492
4.3% 4/6/29	4,225,000	4,138,498
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	2,261,000	2,111,341
2.691% 9/15/31 (b)	4,207,000	3,583,571
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	4,527,000	4,113,270
4.75% 11/13/28 (b)	3,045,000	3,043,436
		34,264,600
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	2,276,000	1,954,453
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,947,981
Trane Technologies Global Holding Co. Ltd. 5.75% 6/15/43	135,000	142,871
		2,090,852
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	3,964,000	4,055,452
Specialty Retail - 1.4%
Advance Auto Parts, Inc. 1.75% 10/1/27	1,890,000	1,690,998
AutoNation, Inc.:
1.95% 8/1/28	4,659,000	4,171,686
2.4% 8/1/31	2,075,000	1,729,625
3.85% 3/1/32	2,037,000	1,862,715
4.75% 6/1/30	134,000	132,390
AutoZone, Inc. 4% 4/15/30	3,622,000	3,518,510
Lowe's Companies, Inc.:
3% 10/15/50	4,414,000	2,911,379
3.75% 4/1/32	3,773,000	3,545,264
5.625% 4/15/53	2,433,000	2,460,395
O'Reilly Automotive, Inc. 3.9% 6/1/29	1,101,000	1,071,501
The Home Depot, Inc.:
4.95% 6/25/34	3,400,000	3,484,162
5.95% 4/1/41	319,000	351,531
		26,930,156
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.:
3.05% 3/15/32	4,631,000	3,876,903
7% 11/27/26	643,000	663,249
7.35% 11/27/28	1,029,000	1,079,346
7.7% 11/27/30	3,300,000	3,513,855
7.85% 11/27/33	3,300,000	3,531,091
		12,664,444
TOTAL CONSUMER DISCRETIONARY		81,959,957
CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Constellation Brands, Inc. 2.875% 5/1/30	3,254,000	2,971,481
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	3,630,000	3,330,008
Dollar General Corp. 3.5% 4/3/30	4,214,000	3,893,168
Dollar Tree, Inc.:
2.65% 12/1/31	4,527,000	3,862,992
4.2% 5/15/28	2,406,000	2,361,374
		13,447,542
Food Products - 0.4%
JDE Peet's BV 2.25% 9/24/31 (b)	1,612,000	1,335,925
Smithfield Foods, Inc. 3% 10/15/30 (b)	798,000	702,115
Viterra Finance BV 4.9% 4/21/27 (b)	5,018,000	5,024,605
		7,062,645
Tobacco - 2.1%
BAT Capital Corp.:
2.259% 3/25/28	4,358,000	4,015,188
2.726% 3/25/31	5,810,000	5,109,752
3.215% 9/6/26	4,258,000	4,144,806
3.557% 8/15/27	795,000	775,511
4.7% 4/2/27	759,000	761,334
5.834% 2/20/31	1,415,000	1,485,217
7.75% 10/19/32	3,622,000	4,229,371
BAT International Finance PLC 4.448% 3/16/28	2,886,000	2,864,800
Imperial Brands Finance PLC:
3.5% 7/26/26 (b)	2,929,000	2,854,826
6.125% 7/27/27 (b)	725,000	750,273
Philip Morris International, Inc.:
4.375% 11/15/41	712,000	631,200
5.125% 2/15/30	6,763,000	6,953,092
5.625% 11/17/29	3,301,000	3,476,678
5.75% 11/17/32	3,508,000	3,711,987
Reynolds American, Inc. 5.7% 8/15/35	103,000	105,461
		41,869,496
TOTAL CONSUMER STAPLES		65,351,164
ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	5,193,000	4,702,376
5.85% 2/1/35	180,000	186,792
6.25% 3/15/38	1,474,000	1,570,585
Cenovus Energy, Inc.:
2.65% 1/15/32	465,000	396,737
3.75% 2/15/52	1,441,000	1,048,273
5.25% 6/15/37	376,000	369,638
5.375% 7/15/25	3,447,000	3,452,951
5.4% 6/15/47	899,000	862,498
6.75% 11/15/39	262,000	292,959
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	242,000	254,209
6.036% 11/15/33 (b)	652,000	688,398
6.497% 8/15/43 (b)	195,000	211,961
6.544% 11/15/53 (b)	351,000	389,271
DCP Midstream Operating LP:
5.125% 5/15/29	3,085,000	3,135,579
5.6% 4/1/44	116,000	114,455
6.75% 9/15/37 (b)	726,000	800,443
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	2,833,000	2,628,952
3.9% 11/15/49	2,641,000	1,970,993
Enbridge, Inc.:
6.7% 11/15/53	1,300,000	1,476,163
7.2% 6/27/54 (c)	2,600,000	2,680,135
Energy Transfer LP:
3.75% 5/15/30	4,020,000	3,802,596
4% 10/1/27	1,530,000	1,502,310
4.95% 6/15/28	333,000	336,451
5% 5/15/50	6,282,000	5,571,552
5.4% 10/1/47	661,000	618,030
5.6% 9/1/34	5,000,000	5,146,650
5.75% 2/15/33	1,509,000	1,569,221
5.8% 6/15/38	186,000	190,594
6% 6/15/48	121,000	122,185
EnLink Midstream LLC 5.65% 9/1/34	6,179,000	6,286,768
EQT Corp. 5.75% 2/1/34	8,593,000	8,775,825
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	1,702,000	1,688,001
Hess Corp.:
5.6% 2/15/41	2,853,000	2,917,407
5.8% 4/1/47	4,188,000	4,344,254
7.3% 8/15/31	1,198,000	1,366,943
7.875% 10/1/29	2,092,000	2,389,362
MPLX LP:
2.65% 8/15/30	4,527,000	4,046,058
4.95% 9/1/32	1,461,000	1,446,176
5.65% 3/1/53	5,304,000	5,180,186
Occidental Petroleum Corp.:
5.2% 8/1/29	1,428,000	1,448,041
5.375% 1/1/32	1,812,000	1,838,751
5.55% 3/15/26	253,000	255,082
5.55% 10/1/34	1,329,000	1,350,435
ONEOK, Inc. 3.25% 6/1/30	3,848,000	3,565,458
Ovintiv, Inc.:
5.15% 11/15/41	611,000	532,687
7.375% 11/1/31	393,000	439,109
8.125% 9/15/30	1,754,000	2,026,579
Petroleos Mexicanos:
4.5% 1/23/26	2,641,000	2,539,487
6.49% 1/23/27	374,000	362,830
6.5% 3/13/27	3,234,000	3,110,300
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	639,000	601,781
5.7% 9/15/34	8,500,000	8,693,503
Spectra Energy Partners LP 4.5% 3/15/45	329,000	281,246
Suncor Energy, Inc. 6.5% 6/15/38	1,289,000	1,419,749
Targa Resources Corp. 5.5% 2/15/35	5,914,000	6,004,495
The Williams Companies, Inc.:
2.6% 3/15/31	4,640,000	4,055,949
3.5% 11/15/30	1,436,000	1,345,490
4.65% 8/15/32	1,460,000	1,436,223
5.3% 8/15/52	323,000	309,262
5.75% 6/24/44	1,664,000	1,678,105
TransCanada PipeLines Ltd. 4.25% 5/15/28	3,697,000	3,657,467
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	169,000	156,905
Western Midstream Operating LP:
4.05% 2/1/30	7,975,000	7,633,674
4.65% 7/1/26	90,000	89,538
5.3% 3/1/48	1,447,000	1,307,882
6.15% 4/1/33	2,655,000	2,790,169
		143,464,134
FINANCIALS - 32.5%
Banks - 17.1%
AIB Group PLC:
5.871% 3/28/35 (b)(c)	4,100,000	4,241,140
7.583% 10/14/26 (b)(c)	3,792,000	3,896,164
Banco Santander SA 2.749% 12/3/30	6,600,000	5,744,623
Bank of America Corp.:
1.898% 7/23/31 (c)	4,225,000	3,617,354
2.592% 4/29/31 (c)	4,716,000	4,230,504
2.972% 2/4/33 (c)	11,318,000	9,977,487
3.194% 7/23/30 (c)	6,399,000	5,991,036
3.705% 4/24/28 (c)	2,372,000	2,318,578
4.571% 4/27/33 (c)	5,282,000	5,167,450
5.015% 7/22/33 (c)	6,866,000	6,945,985
6.11% 1/29/37	812,000	882,005
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	3,123,000	3,196,499
Barclays PLC:
3.811% 3/10/42 (c)	4,527,000	3,602,794
5.088% 6/20/30 (c)	4,072,000	4,056,726
5.746% 8/9/33 (c)	1,257,000	1,299,923
7.437% 11/2/33 (c)	4,452,000	5,072,894
BNP Paribas SA:
1.323% 1/13/27 (b)(c)(d)	2,450,000	2,332,309
1.904% 9/30/28 (b)(c)	4,433,000	4,085,503
2.159% 9/15/29 (b)(c)	2,375,000	2,141,732
2.591% 1/20/28 (b)(c)	1,660,000	1,579,289
2.824% 1/26/41 (b)	3,509,000	2,486,339
BPCE SA:
2.277% 1/20/32 (b)(c)	4,556,000	3,802,465
3.116% 10/19/32 (b)(c)	3,697,000	3,139,235
6.508% 1/18/35 (b)(c)	4,250,000	4,415,049
CaixaBank SA:
5.673% 3/15/30 (b)(c)	4,350,000	4,478,193
6.037% 6/15/35 (b)(c)	4,550,000	4,739,893
Citigroup, Inc.:
2.666% 1/29/31 (c)	3,094,000	2,786,986
3.785% 3/17/33 (c)	3,773,000	3,482,643
3.98% 3/20/30 (c)	4,527,000	4,395,176
4.412% 3/31/31 (c)	3,773,000	3,711,226
4.6% 3/9/26	347,000	346,151
4.91% 5/24/33 (c)	1,983,000	1,972,403
6.174% 5/25/34 (c)	975,000	1,029,206
8.125% 7/15/39	652,000	848,488
Citizens Financial Group, Inc.:
2.638% 9/30/32	2,619,000	2,127,579
5.718% 7/23/32 (c)	2,696,000	2,751,843
6.645% 4/25/35 (c)	4,879,000	5,272,728
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	9,980,000	9,138,867
Cooperatieve Rabobank UA:
3.649% 4/6/28 (b)(c)	4,207,000	4,100,206
3.75% 7/21/26	2,548,000	2,493,659
Credit Agricole SA 2.811% 1/11/41 (b)	2,524,000	1,794,524
Fifth Third Bancorp 8.25% 3/1/38	1,305,000	1,618,159
HSBC Holdings PLC:
2.357% 8/18/31 (c)	9,356,000	8,131,717
2.848% 6/4/31 (c)	3,697,000	3,318,569
4.041% 3/13/28 (c)	2,266,000	2,226,229
4.762% 3/29/33 (c)	4,735,000	4,565,822
4.95% 3/31/30	200,000	203,396
5.402% 8/11/33 (c)	3,062,000	3,139,588
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	3,756,000	2,998,539
4.443% 8/4/28 (c)	1,702,000	1,697,018
6.208% 8/21/29 (c)	5,300,000	5,568,511
ING Groep NV:
4.017% 3/28/28 (c)	5,659,000	5,577,762
4.252% 3/28/33 (c)	3,773,000	3,619,662
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	7,182,000	7,206,077
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	5,659,000	5,181,532
2.956% 5/13/31 (c)	711,000	646,700
2.963% 1/25/33 (c)	5,659,000	5,011,049
4.586% 4/26/33 (c)	5,659,000	5,586,057
4.912% 7/25/33 (c)	7,546,000	7,587,544
5.717% 9/14/33 (c)	11,714,000	12,253,044
KBC Group NV 5.796% 1/19/29 (b)(c)	3,826,000	3,937,351
Lloyds Banking Group PLC:
4.375% 3/22/28	2,617,000	2,596,577
4.976% 8/11/33 (c)	3,773,000	3,744,959
7.953% 11/15/33 (c)	3,754,000	4,343,568
Mizuho Financial Group, Inc. 2.564% 9/13/31	6,414,000	5,419,629
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	9,168,000	9,164,347
5.582% 6/12/29 (c)	4,400,000	4,544,539
Royal Bank of Canada 4.65% 1/27/26	400,000	399,219
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,044,000	979,790
5.807% 9/9/26 (c)	2,250,000	2,258,854
6.499% 3/9/29 (c)	1,662,000	1,732,762
Societe Generale:
1.488% 12/14/26 (b)(c)	1,736,000	1,653,755
3.625% 3/1/41 (b)	4,242,000	3,022,133
4.25% 4/14/25 (b)	1,018,000	1,007,981
4.75% 11/24/25 (b)	2,438,000	2,412,950
6.221% 6/15/33 (b)(c)	3,585,000	3,682,164
6.446% 1/10/29 (b)(c)	4,150,000	4,295,637
Truist Financial Corp.:
5.122% 1/26/34 (c)	2,565,000	2,551,184
5.153% 8/5/32 (c)	7,000,000	7,069,893
U.S. Bancorp 5.775% 6/12/29 (c)	6,700,000	6,956,868
UniCredit SpA 1.982% 6/3/27 (b)(c)	3,735,000	3,548,130
Wells Fargo & Co.:
3.068% 4/30/41 (c)	4,716,000	3,604,713
4.897% 7/25/33 (c)	3,944,000	3,924,792
5.499% 1/23/35 (c)	10,000,000	10,319,551
6.491% 10/23/34 (c)	4,100,000	4,515,222
Westpac Banking Corp. 5.405% 8/10/33 (c)	6,036,000	6,120,882
Zions Bancorp. NA 3.25% 10/29/29	3,105,000	2,721,020
		342,358,299
Capital Markets - 4.9%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	10,184,759
3.25% 7/15/25	5,300,000	5,209,999
3.875% 1/15/26	6,017,000	5,901,955
Athene Global Funding:
1.45% 1/8/26 (b)	6,772,000	6,466,954
2.5% 3/24/28 (b)	4,225,000	3,876,209
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	755,000	478,737
3.5% 9/10/49 (b)	2,795,000	2,075,376
Blackstone Private Credit Fund 7.05% 9/29/25	4,993,000	5,071,787
Deutsche Bank AG 4.5% 4/1/25	5,744,000	5,707,686
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	4,762,000	4,586,953
3.035% 5/28/32 (c)	2,440,000	2,135,512
6.72% 1/18/29 (c)	1,056,000	1,111,740
Morgan Stanley:
1.794% 2/13/32 (c)	4,433,000	3,689,309
2.699% 1/22/31 (c)	3,773,000	3,415,891
6.342% 10/18/33 (c)	9,055,000	9,911,973
Nuveen LLC 5.55% 1/15/30 (b)	884,000	916,490
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,552,000	2,529,014
S&P Global, Inc. 3.9% 3/1/62	1,462,000	1,162,518
UBS Group AG:
3.091% 5/14/32 (b)(c)	3,207,000	2,839,083
3.126% 8/13/30 (b)(c)	3,246,000	3,006,220
4.194% 4/1/31 (b)(c)	3,632,000	3,509,609
4.55% 4/17/26	1,838,000	1,831,965
4.988% 8/5/33 (b)(c)	6,338,000	6,298,385
6.537% 8/12/33 (b)(c)	4,339,000	4,706,094
9.016% 11/15/33 (b)(c)	1,264,000	1,572,193
		98,196,411
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	2,343,000	2,243,045
2.45% 10/29/26	3,344,000	3,187,111
3% 10/29/28	2,623,000	2,453,157
3.3% 1/30/32	788,000	700,435
3.4% 10/29/33	1,630,000	1,421,018
3.85% 10/29/41	2,664,000	2,186,750
6.15% 9/30/30	8,600,000	9,163,260
6.45% 4/15/27	1,131,000	1,176,837
Ally Financial, Inc.:
2.2% 11/2/28	1,496,000	1,341,669
5.75% 11/20/25	2,910,000	2,917,735
8% 11/1/31	7,762,000	8,858,797
Capital One Financial Corp.:
5.247% 7/26/30 (c)	2,443,000	2,468,041
5.468% 2/1/29 (c)	1,251,000	1,272,582
5.817% 2/1/34 (c)	2,175,000	2,222,545
6.312% 6/8/29 (c)	4,200,000	4,393,292
Discover Financial Services:
4.5% 1/30/26	393,000	390,616
6.7% 11/29/32	384,000	418,501
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,301,000	3,224,740
3.625% 6/17/31	200,000	177,204
4.063% 11/1/24	3,018,000	3,008,946
4.95% 5/28/27	6,187,000	6,153,695
7.122% 11/7/33	5,000,000	5,401,376
		64,781,352
Financial Services - 3.1%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	1,246,000	1,083,973
Aviation Capital Group LLC 6.75% 10/25/28 (b)	4,100,000	4,343,763
Corebridge Financial, Inc.:
3.65% 4/5/27	564,000	552,215
3.85% 4/5/29	554,000	534,853
3.9% 4/5/32	659,000	610,134
4.35% 4/5/42	4,150,000	3,570,529
4.4% 4/5/52	2,943,000	2,445,425
6.05% 9/15/33	6,000,000	6,390,213
Equitable Holdings, Inc.:
4.35% 4/20/28	2,304,000	2,274,778
5% 4/20/48	763,000	711,778
Essent Group Ltd. 6.25% 7/1/29	4,400,000	4,557,669
Fiserv, Inc. 3.5% 7/1/29	1,423,000	1,362,609
Jackson Financial, Inc.:
3.125% 11/23/31	7,409,000	6,411,554
4% 11/23/51	2,264,000	1,652,100
5.17% 6/8/27	611,000	619,309
5.67% 6/8/32	2,914,000	3,008,115
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	4,986,000	4,733,945
3% 5/15/32	4,771,000	4,077,466
4.375% 2/2/52	2,067,000	1,623,514
5.5% 1/15/30	4,848,000	4,883,143
6.5% 12/1/52	3,018,000	3,179,287
Rexford Industrial Realty LP 2.15% 9/1/31	1,749,000	1,455,146
Voya Financial, Inc.:
4.7% 1/23/48 (c)	1,897,000	1,676,127
5.7% 7/15/43	883,000	879,284
		62,636,929
Insurance - 4.2%
AIA Group Ltd.:
3.2% 9/16/40 (b)	658,000	504,463
3.375% 4/7/30 (b)	1,030,000	970,481
3.6% 4/9/29 (b)	1,320,000	1,271,860
Allianz SE 5.6% 9/3/54 (b)(c)	4,000,000	3,992,187
American International Group, Inc. 5.75% 4/1/48 (c)	2,168,000	2,148,470
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	3,311,000	2,601,786
Aon Corp. 6.25% 9/30/40	86,000	93,796
Assurant, Inc. 2.65% 1/15/32	4,697,000	3,994,377
Athene Holding Ltd.:
3.45% 5/15/52	4,150,000	2,768,382
3.95% 5/25/51	971,000	721,806
6.65% 2/1/33	3,056,000	3,328,447
Brown & Brown, Inc. 4.2% 3/17/32	2,151,000	2,035,239
Empower Finance 2020 LP 3.075% 9/17/51 (b)	2,134,000	1,428,103
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	2,081,000	1,868,268
5.625% 8/16/32	8,111,000	8,272,832
6.1% 3/15/55 (b)	2,500,000	2,528,635
Hartford Financial Services Group, Inc. 4.3% 4/15/43	411,000	362,282
Intact Financial Corp. 5.459% 9/22/32 (b)	4,464,000	4,533,414
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	3,214,000	3,103,498
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	3,669,000	2,355,216
3.729% 10/15/70 (b)	982,000	692,255
Pacific LifeCorp:
3.35% 9/15/50 (b)	4,263,000	3,032,330
5.125% 1/30/43 (b)	436,000	418,299
Pine Street Trust III 6.223% 5/15/54 (b)	9,000,000	9,525,823
Principal Financial Group, Inc. 3.7% 5/15/29	477,000	460,711
Prudential Financial, Inc. 6% 9/1/52 (c)	2,597,000	2,664,099
Reinsurance Group of America, Inc. 5.75% 9/15/34	5,250,000	5,453,040
Unum Group:
4.125% 6/15/51	5,196,000	3,975,488
5.75% 8/15/42	1,270,000	1,266,056
6% 6/15/54	2,600,000	2,646,952
Willis Group North America, Inc. 5.35% 5/15/33	4,000,000	4,073,191
		83,091,786
TOTAL FINANCIALS		651,064,777
HEALTH CARE - 6.1%
Biotechnology - 0.4%
Amgen, Inc.:
4.663% 6/15/51	2,264,000	2,015,078
5.25% 3/2/30	856,000	886,728
5.25% 3/2/33	966,000	992,736
5.65% 3/2/53	457,000	470,030
5.75% 3/2/63	832,000	853,322
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	2,226,000	1,903,008
2.8% 9/15/50	1,509,000	977,062
		8,097,964
Health Care Providers & Services - 4.0%
Centene Corp.:
2.625% 8/1/31	11,274,000	9,563,245
3% 10/15/30	5,857,000	5,203,578
4.25% 12/15/27	609,000	595,419
4.625% 12/15/29	2,218,000	2,157,875
Cigna Group:
3.4% 3/15/50	2,641,000	1,882,722
3.4% 3/15/51	2,641,000	1,872,009
4.8% 8/15/38	1,634,000	1,566,865
4.9% 12/15/48	314,000	288,466
CVS Health Corp.:
4.78% 3/25/38	1,312,000	1,205,247
5% 1/30/29	698,000	707,899
5.125% 2/21/30	8,572,000	8,707,022
5.25% 1/30/31	286,000	290,806
5.3% 6/1/33	5,000,000	5,021,356
6.05% 6/1/54	5,500,000	5,546,931
Elevance Health, Inc. 2.25% 5/15/30	3,292,000	2,918,926
HCA Holdings, Inc.:
3.375% 3/15/29	1,332,000	1,259,052
3.625% 3/15/32	4,729,000	4,299,365
4.625% 3/15/52	2,003,000	1,694,813
5.125% 6/15/39	1,137,000	1,098,064
5.25% 6/15/49	1,254,000	1,163,923
Humana, Inc. 5.375% 4/15/31	1,051,000	1,076,311
ICON Investments Six Designated Activity:
5.849% 5/8/29	2,566,000	2,681,070
6% 5/8/34	2,999,000	3,158,054
Quest Diagnostics, Inc. 2.95% 6/30/30	3,773,000	3,460,154
Sabra Health Care LP:
3.2% 12/1/31	3,672,000	3,184,919
3.9% 10/15/29	476,000	445,433
UnitedHealth Group, Inc. 4.625% 7/15/35	253,000	250,948
Universal Health Services, Inc.:
2.65% 10/15/30	5,690,000	5,028,560
2.65% 1/15/32	5,770,000	4,923,448
		81,252,480
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	5,031,000	4,973,080
4.375% 12/15/28 (b)	3,207,000	3,137,699
4.875% 6/25/48 (b)	3,224,000	2,743,795
Bayer U.S. Finance LLC 6.875% 11/21/53 (b)	2,400,000	2,612,545
Bristol-Myers Squibb Co.:
5.1% 2/22/31	1,669,000	1,725,507
5.2% 2/22/34	3,300,000	3,422,940
5.5% 2/22/44	689,000	711,000
5.55% 2/22/54	2,339,000	2,414,694
5.65% 2/22/64	3,400,000	3,504,545
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	4,309,000	4,462,073
Perrigo Finance PLC 4.65% 6/15/30	3,924,000	3,792,422
		33,500,300
TOTAL HEALTH CARE		122,850,744
INDUSTRIALS - 5.0%
Aerospace & Defense - 2.1%
BAE Systems PLC:
3.4% 4/15/30 (b)	326,000	306,102
5.25% 3/26/31 (b)	363,000	373,801
5.3% 3/26/34 (b)	2,500,000	2,564,041
5.5% 3/26/54 (b)	893,000	910,936
RTX Corp.:
6.1% 3/15/34	3,600,000	3,919,140
6.4% 3/15/54	3,500,000	4,017,042
The Boeing Co.:
2.75% 2/1/26	1,254,000	1,212,347
3.25% 2/1/28	2,641,000	2,488,172
5.04% 5/1/27	9,998,000	10,011,246
5.15% 5/1/30	6,225,000	6,209,014
5.805% 5/1/50	4,905,000	4,629,560
6.298% 5/1/29 (b)	485,000	506,512
6.388% 5/1/31 (b)	367,000	386,585
6.528% 5/1/34 (b)	393,000	416,231
6.858% 5/1/54 (b)	3,091,000	3,328,192
7.008% 5/1/64 (b)	558,000	600,977
		41,879,898
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	3,773,000	3,427,832
Carrier Global Corp.:
2.7% 2/15/31	3,848,000	3,423,332
5.9% 3/15/34	160,000	172,591
6.2% 3/15/54	99,000	112,250
		7,136,005
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	342,000	296,022
4.4% 3/15/42	847,000	772,176
CSX Corp. 4.3% 3/1/48	3,346,000	2,915,709
		3,983,907
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd. 4.65% 11/1/44	190,000	174,636
Machinery - 0.8%
AGCO Corp. 5.8% 3/21/34	3,844,000	3,953,534
Ingersoll Rand, Inc.:
5.314% 6/15/31	4,500,000	4,654,669
5.45% 6/15/34	4,300,000	4,472,114
5.7% 8/14/33	2,250,000	2,373,371
		15,453,688
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	671,742	633,743
American Airlines, Inc. 3.75% 4/15/27	856,546	837,472
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	770,891	681,538
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	478,989	453,031
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	421,658	415,705
		3,021,489
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	3,095,000	3,276,336
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.875% 1/15/26	2,641,000	2,569,818
2.875% 1/15/32	5,772,000	4,998,205
5.3% 2/1/28	4,263,000	4,346,513
		11,914,536
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	5,125,000	4,741,541
4.25% 4/15/26 (b)	529,000	520,796
4.375% 5/1/26 (b)	380,000	374,307
5.5% 1/15/26 (b)	679,000	679,846
5.75% 3/1/29 (b)	5,000,000	5,120,452
6.375% 5/4/28 (b)	1,538,000	1,598,719
		13,035,661
TOTAL INDUSTRIALS		99,876,156
INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC/EMC Corp.:
3.375% 12/15/41	2,264,000	1,732,095
3.45% 12/15/51	1,091,000	777,501
5.3% 10/1/29	3,773,000	3,895,873
Vontier Corp.:
2.4% 4/1/28	4,659,000	4,261,354
2.95% 4/1/31	5,228,000	4,521,790
		15,188,613
IT Services - 0.5%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	3,241,000	3,092,017
5.1% 3/1/30	1,929,000	1,937,912
5.55% 8/22/34	5,900,000	5,949,560
		10,979,489
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
2.45% 2/15/31 (b)	2,716,000	2,369,805
2.6% 2/15/33 (b)	2,750,000	2,305,308
3.137% 11/15/35 (b)	4,150,000	3,469,351
3.5% 2/15/41 (b)	2,186,000	1,746,598
3.75% 2/15/51 (b)	1,026,000	797,562
5.05% 7/12/29	3,560,000	3,629,450
5.15% 11/15/31	5,600,000	5,720,754
Marvell Technology, Inc.:
2.45% 4/15/28	3,018,000	2,789,425
5.75% 2/15/29	2,365,000	2,464,526
5.95% 9/15/33	1,909,000	2,027,643
Micron Technology, Inc.:
2.703% 4/15/32	1,236,000	1,058,905
3.366% 11/1/41	1,347,000	1,012,887
3.477% 11/1/51	1,351,000	960,003
5.3% 1/15/31	4,778,000	4,898,618
		35,250,835
Software - 0.6%
Oracle Corp.:
2.875% 3/25/31	4,527,000	4,050,937
3.95% 3/25/51	3,211,000	2,482,962
4.375% 5/15/55	1,405,000	1,154,214
5.375% 7/15/40	81,000	80,094
Roper Technologies, Inc.:
1.75% 2/15/31	2,264,000	1,887,426
2.95% 9/15/29	1,714,000	1,594,990
		11,250,623
TOTAL INFORMATION TECHNOLOGY		72,669,560
MATERIALS - 1.8%
Chemicals - 1.3%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	7,168,000	7,396,445
6.33% 7/15/29	2,264,000	2,393,211
6.35% 11/15/28	831,000	874,306
6.55% 11/15/30	841,000	901,889
6.7% 11/15/33	493,000	532,933
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	3,188,000	2,924,572
2.3% 11/1/30 (b)	3,207,000	2,780,590
LYB International Finance III LLC 2.25% 10/1/30	1,964,000	1,718,733
The Dow Chemical Co.:
4.55% 11/30/25	51,000	50,779
5.15% 2/15/34	5,900,000	5,963,390
		25,536,848
Containers & Packaging - 0.3%
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)	5,100,000	5,244,942
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	3,773,000	3,633,871
Vale Overseas Ltd. 6.4% 6/28/54	1,520,000	1,550,400
		5,184,271
TOTAL MATERIALS		35,966,061
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree LP:
4.8% 10/1/32	4,123,000	4,048,104
5.625% 6/15/34	4,300,000	4,435,159
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	6,131,000	4,811,440
4.7% 7/1/30	521,000	518,524
American Homes 4 Rent LP 5.5% 7/15/34	1,747,000	1,782,100
American Tower Corp. 2.1% 6/15/30	2,150,000	1,870,806
Brixmor Operating Partnership LP:
2.25% 4/1/28	1,426,000	1,305,803
4.05% 7/1/30	819,000	784,555
4.125% 5/15/29	420,000	407,392
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,547,028
2.25% 3/15/26	314,000	301,058
2.75% 4/15/31	1,519,000	1,302,903
2.9% 12/1/33	4,982,000	4,074,875
Crown Castle, Inc. 3.3% 7/1/30	5,282,000	4,872,774
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34	5,800,000	5,863,475
Hudson Pacific Properties LP:
3.95% 11/1/27	1,559,000	1,384,826
5.95% 2/15/28	10,874,000	9,712,546
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,752,000	1,446,574
4.15% 4/15/32	886,000	834,815
Kite Realty Group LP 5.5% 3/1/34	269,000	272,695
Kite Realty Group Trust 4.75% 9/15/30	1,720,000	1,703,538
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,168,000	988,278
3.375% 2/1/31	11,399,000	10,161,398
4.75% 1/15/28	1,886,000	1,869,717
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	277,000	285,215
Piedmont Operating Partnership LP:
2.75% 4/1/32	253,000	198,798
6.875% 7/15/29	798,000	829,060
Realty Income Corp.:
2.1% 3/15/28	1,856,000	1,709,465
2.85% 12/15/32	181,000	155,625
Store Capital LLC:
2.7% 12/1/31	4,905,000	4,116,088
2.75% 11/18/30	369,000	319,068
Sun Communities Operating LP:
2.3% 11/1/28	288,000	260,478
2.7% 7/15/31	733,000	627,715
4.2% 4/15/32	5,659,000	5,248,373
5.7% 1/15/33	4,680,000	4,764,039
UDR, Inc. 2.1% 8/1/32	2,714,000	2,204,826
Ventas Realty LP:
2.5% 9/1/31	2,126,000	1,816,797
3% 1/15/30	3,071,000	2,810,517
4.4% 1/15/29	3,773,000	3,734,624
VICI Properties LP:
4.75% 2/15/28	1,217,000	1,212,211
4.95% 2/15/30	3,641,000	3,627,935
5.125% 5/15/32	8,309,000	8,213,464
5.75% 4/1/34	211,000	217,342
Vornado Realty LP:
2.15% 6/1/26	316,000	298,943
3.4% 6/1/31	1,142,000	969,713
WP Carey, Inc. 2.4% 2/1/31	2,127,000	1,827,764
		112,748,443
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
4.55% 10/1/29	682,000	624,898
8.05% 3/15/28	1,600,000	1,702,525
8.875% 4/12/29	1,131,000	1,229,111
Tanger Properties LP 2.75% 9/1/31	3,679,000	3,134,920
		6,691,454
TOTAL REAL ESTATE		119,439,897
UTILITIES - 9.5%
Electric Utilities - 6.7%
Alabama Power Co. 3.05% 3/15/32	1,154,000	1,035,880
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	3,542,000	3,060,553
Cleco Corporate Holdings LLC:
3.375% 9/15/29	4,212,000	3,840,516
3.743% 5/1/26	10,569,000	10,353,509
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	1,357,000	1,303,852
5.95% 12/15/36	1,245,000	1,319,281
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	4,905,000	5,068,151
Duke Energy Corp.:
2.45% 6/1/30	479,000	428,162
2.55% 6/15/31	2,641,000	2,291,934
4.5% 8/15/32	7,595,000	7,398,791
5% 8/15/52	7,595,000	6,968,209
5.45% 6/15/34	5,000,000	5,151,533
Duke Energy Indiana LLC 4.9% 7/15/43	1,016,000	961,736
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	440,000	380,652
2.775% 1/7/32 (b)	1,619,000	1,368,824
3.616% 8/1/27 (b)	1,658,000	1,606,031
Edison International 5.45% 6/15/29	4,029,000	4,142,768
ENEL Finance International NV 5.5% 6/26/34 (b)	4,401,000	4,467,759
Exelon Corp.:
3.35% 3/15/32	7,856,000	7,157,121
4.05% 4/15/30	2,862,000	2,789,859
4.1% 3/15/52	230,000	186,024
5.45% 3/15/34	3,500,000	3,614,232
5.6% 3/15/53	3,400,000	3,441,612
FirstEnergy Corp.:
2.05% 3/1/25	828,000	813,071
2.25% 9/1/30	3,488,000	3,034,700
2.65% 3/1/30	6,250,000	5,643,801
5.1% 7/15/47	3,500,000	3,124,309
Georgia Power Co. 5.25% 3/15/34	4,300,000	4,434,499
IPALCO Enterprises, Inc.:
4.25% 5/1/30	5,433,000	5,204,721
5.75% 4/1/34	1,829,000	1,882,309
ITC Holdings Corp. 5.65% 5/9/34 (b)	6,000,000	6,211,876
PPL Capital Funding, Inc. 5.25% 9/1/34	4,167,000	4,217,933
Southern Co.:
3.7% 4/30/30	5,591,000	5,340,701
4.4% 7/1/46	4,905,000	4,274,917
5.113% 8/1/27 (e)	6,980,000	7,092,097
Tampa Electric Co. 6.55% 5/15/36	169,000	187,372
Virginia Electric & Power Co. 5.55% 8/15/54	1,358,000	1,379,813
Xcel Energy, Inc.:
3.5% 12/1/49	2,768,000	1,980,314
4.8% 9/15/41	188,000	169,369
		133,328,791
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	678,000	576,511
ONE Gas, Inc. 2% 5/15/30	1,965,000	1,727,202
Southern Co. Gas Capital Corp. 3.15% 9/30/51	1,845,000	1,221,872
		3,525,585
Independent Power and Renewable Electricity Producers - 1.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	3,773,000	3,738,549
Emera U.S. Finance LP:
2.639% 6/15/31	4,782,000	4,108,935
3.55% 6/15/26	5,527,000	5,381,971
4.75% 6/15/46	3,302,000	2,846,845
The AES Corp.:
1.375% 1/15/26	1,815,000	1,728,794
2.45% 1/15/31	6,228,000	5,311,134
3.3% 7/15/25 (b)	1,482,000	1,452,889
3.95% 7/15/30 (b)	2,106,000	1,988,277
		26,557,394
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	2,452,000	1,594,723
NiSource, Inc.:
1.7% 2/15/31	1,886,000	1,566,945
2.95% 9/1/29	678,000	628,103
3.6% 5/1/30	3,080,000	2,920,665
4.375% 5/15/47	1,886,000	1,608,315
4.8% 2/15/44	3,018,000	2,755,675
5% 6/15/52	1,320,000	1,235,414
5.25% 2/15/43	80,000	77,481
5.95% 6/15/41	386,000	402,308
Puget Energy, Inc.:
2.379% 6/15/28	3,992,000	3,647,701
3.65% 5/15/25	994,000	982,214
4.1% 6/15/30	1,049,000	999,663
4.224% 3/15/32	6,457,000	5,954,174
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67 (c)(d)	40,000	38,913
2.2% 12/15/28	1,886,000	1,720,779
		26,133,073
TOTAL UTILITIES		189,544,843
TOTAL NONCONVERTIBLE BONDS (Cost $1,788,945,292)		1,688,219,169

U.S. Treasury Obligations - 9.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	8,036,000	5,585,962
1.875% 2/15/41	7,545,500	5,426,276
2% 11/15/41	4,695,500	3,389,014
4.25% 2/15/54	67,423,000	67,686,371
4.25% 8/15/54	16,900,000	17,005,625
4.625% 5/15/54	85,180,000	91,036,129
U.S. Treasury Notes 4.5% 11/15/33	5,000,000	5,227,148
TOTAL U.S. TREASURY OBLIGATIONS (Cost $192,459,511)		195,356,525

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,177,355	2,147,716
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	1,138,000	1,189,098
Class A2I, 6.028% 7/30/54 (b)	2,183,000	2,239,765
Class A2II, 6.268% 7/30/54 (b)	1,298,000	1,345,587
TOTAL ASSET-BACKED SECURITIES (Cost $6,796,355)		6,922,166

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	525,000	710,841
California Gen. Oblig. Series 2010, 7.625% 3/1/40	115,000	142,583
TOTAL MUNICIPAL SECURITIES (Cost $925,583)		853,424

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $2,049,839)	1,886,000	1,847,111

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $1,044,740)	985,000	1,048,825

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	2,153,000	2,074,538
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(f)	1,356,000	1,164,106
4.875% (b)(c)(f)	2,890,000	2,763,566
		3,927,672
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,002,210

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $94,093,556)	94,076,012	94,094,828

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,092,713,876)	1,994,344,258
NET OTHER ASSETS (LIABILITIES) - 0.3%	6,792,105
NET ASSETS - 100.0%	2,001,136,363

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,939,778 or 15.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,375,813	467,232,293	428,513,172	2,130,909	(106)	-	94,094,828	0.2%
Total	55,375,813	467,232,293	428,513,172	2,130,909	(106)	-	94,094,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,688,219,169	-	1,688,219,169	-

U.S. Government and Government Agency Obligations	195,356,525	-	195,356,525	-

Asset-Backed Securities	6,922,166	-	6,922,166	-

Municipal Securities	853,424	-	853,424	-

Foreign Government and Government Agency Obligations	1,847,111	-	1,847,111	-

Bank Notes	1,048,825	-	1,048,825	-

Preferred Securities	6,002,210	-	6,002,210	-

Money Market Funds	94,094,828	94,094,828	-	-
Total Investments in Securities:	1,994,344,258	94,094,828	1,900,249,430	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,998,620,320)	$1,900,249,430
Fidelity Central Funds (cost $94,093,556)	94,094,828

Total Investment in Securities (cost $2,092,713,876)		$1,994,344,258
Receivable for investments sold		1,349,948
Receivable for fund shares sold		1,999,979
Interest receivable		22,041,913
Distributions receivable from Fidelity Central Funds		377,179
Receivable from investment adviser for expense reductions		20,731
Total assets		2,020,134,008
Liabilities
Payable for investments purchased	$15,443,641
Payable for fund shares redeemed	2,154,067
Distributions payable	655,808
Accrued management fee	576,977
Distribution and service plan fees payable	21,159
Other affiliated payables	145,993
Total liabilities		18,997,645
Net Assets		$2,001,136,363
Net Assets consist of:
Paid in capital		$2,205,311,391
Total accumulated earnings (loss)		(204,175,028)
Net Assets		$2,001,136,363

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($64,512,574 ÷ 6,029,727 shares)(a)		$10.70
Maximum offering price per share (100/96.00 of $10.70)		$11.15
Class M :
Net Asset Value and redemption price per share ($8,194,254 ÷ 765,838 shares)(a)		$10.70
Maximum offering price per share (100/96.00 of $10.70)		$11.15
Class C :
Net Asset Value and offering price per share ($7,552,603 ÷ 706,028 shares)(a)		$10.70
Corporate Bond :
Net Asset Value, offering price and redemption price per share ($965,348,427 ÷ 90,230,141 shares)		$10.70
Class I :
Net Asset Value, offering price and redemption price per share ($221,241,528 ÷ 20,678,043 shares)		$10.70
Class Z :
Net Asset Value, offering price and redemption price per share ($734,286,977 ÷ 68,649,425 shares)		$10.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$324,010
Interest		74,257,592
Income from Fidelity Central Funds		2,130,909
Total income		76,712,511
Expenses
Management fee	$6,038,514
Transfer agent fees	1,556,290
Distribution and service plan fees	246,635
Independent trustees' fees and expenses	5,144
Total expenses before reductions	7,846,583
Expense reductions	(242,375)
Total expenses after reductions		7,604,208
Net Investment income (loss)		69,108,303
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,819,564)
Fidelity Central Funds	(106)
Total net realized gain (loss)		(36,819,670)
Change in net unrealized appreciation (depreciation) on investment securities		138,226,550
Net gain (loss)		101,406,880
Net increase (decrease) in net assets resulting from operations		$170,515,183
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,108,303	$122,900,826
Net realized gain (loss)	(36,819,670)	(353,341,567)
Change in net unrealized appreciation (depreciation)	138,226,550	279,032,878
Net increase (decrease) in net assets resulting from operations	170,515,183	48,592,137
Distributions to shareholders	(68,746,009)	(119,460,178)

Share transactions - net increase (decrease)	220,144,658	(2,482,173,322)
Total increase (decrease) in net assets	321,913,832	(2,553,041,363)

Net Assets
Beginning of period	1,679,222,531	4,232,263,894
End of period	$2,001,136,363	$1,679,222,531

Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.377	.358	.287	.277	.311
Net realized and unrealized gain (loss)	.568	(.290)	(2.270)	.004	.624
Total from investment operations	.945	.068	(1.983)	.281	.935
Distributions from net investment income	(.375)	(.348)	(.280)	(.274)	(.315)
Distributions from net realized gain	-	-	(.087)	(.107)	-
Total distributions	(.375)	(.348)	(.367)	(.381)	(.315)
Net asset value, end of period	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D	9.54%	.70%	(15.81)%	2.24%	7.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77%	.78%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.77%	.77%
Expenses net of all reductions	.77%	.78%	.77%	.77%	.77%
Net investment income (loss)	3.67%	3.52%	2.47%	2.19%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$64,513	$57,501	$59,296	$81,746	$74,657
Portfolio turnover rate G	30%	24% H	26%	46%	31% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class M

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.372	.353	.282	.274	.304
Net realized and unrealized gain (loss)	.568	(.290)	(2.270)	.004	.624
Total from investment operations	.940	.063	(1.988)	.278	.928
Distributions from net investment income	(.370)	(.343)	(.275)	(.271)	(.308)
Distributions from net realized gain	-	-	(.087)	(.107)	-
Total distributions	(.370)	(.343)	(.362)	(.378)	(.308)
Net asset value, end of period	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D	9.49%	.65%	(15.85)%	2.21%	7.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.82%	.84%	.81%	.79%	.82%
Expenses net of fee waivers, if any	.82%	.84%	.81%	.79%	.82%
Expenses net of all reductions	.82%	.83%	.81%	.79%	.82%
Net investment income (loss)	3.62%	3.47%	2.42%	2.16%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$8,194	$8,061	$8,439	$12,127	$11,858
Portfolio turnover rate G	30%	24% H	26%	46%	31% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class C

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.299	.280	.199	.180	.215
Net realized and unrealized gain (loss)	.567	(.290)	(2.271)	.003	.634
Total from investment operations	.866	(.010)	(2.072)	.183	.849
Distributions from net investment income	(.296)	(.270)	(.191)	(.176)	(.219)
Distributions from net realized gain	-	-	(.087)	(.107)	-
Total distributions	(.296)	(.270)	(.278)	(.283)	(.219)
Net asset value, end of period	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D	8.71%	(.07)%	(16.46)%	1.46%	7.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	2.91%	2.75%	1.70%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,553	$8,171	$9,756	$17,010	$17,956
Portfolio turnover rate G	30%	24% H	26%	46%	31% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Corporate Bond Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.410	.391	.325	.318	.350
Net realized and unrealized gain (loss)	.568	(.290)	(2.270)	.003	.624
Total from investment operations	.978	.101	(1.945)	.321	.974
Distributions from net investment income	(.408)	(.381)	(.318)	(.314)	(.354)
Distributions from net realized gain	-	-	(.087)	(.107)	-
Total distributions	(.408)	(.381)	(.405)	(.421)	(.354)
Net asset value, end of period	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C	9.89%	1.03%	(15.54)%	2.56%	8.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.44%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	3.99%	3.85%	2.79%	2.50%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$965,348	$863,480	$975,308	$1,481,426	$2,179,540
Portfolio turnover rate F	30%	24% G	26%	46%	31% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class I

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.404	.386	.322	.311	.344
Net realized and unrealized gain (loss)	.569	(.289)	(2.273)	.004	.624
Total from investment operations	.973	.097	(1.951)	.315	.968
Distributions from net investment income	(.403)	(.377)	(.312)	(.308)	(.348)
Distributions from net realized gain	-	-	(.087)	(.107)	-
Total distributions	(.403)	(.377)	(.399)	(.415)	(.348)
Net asset value, end of period	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C	9.84%	.98%	(15.58)%	2.51%	8.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	3.95%	3.80%	2.74%	2.45%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$221,242	$127,334	$111,046	$200,288	$183,627
Portfolio turnover rate F	30%	24% G	26%	46%	31% G

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class Z

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.41	$12.76	$12.86	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.419	.404	.326	.328	.360
Net realized and unrealized gain (loss)	.578	(.304)	(2.262)	.005	.635
Total from investment operations	.997	.100	(1.936)	.333	.995
Distributions from net investment income	(.417)	(.390)	(.327)	(.326)	(.365)
Distributions from net realized gain	-	-	(.087)	(.107)	-
Total distributions	(.417)	(.390)	(.414)	(.433)	(.365)
Net asset value, end of period	$10.70	$10.12	$10.41	$12.76	$12.86
Total Return C	10.10%	1.02%	(15.47)%	2.66%	8.30%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.08%	3.94%	2.87%	2.59%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$734,287	$614,675	$3,068,418	$1,673,604	$852,967
Portfolio turnover rate F	30%	24% G	26%	46%	31% G

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A  Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,039,530
Gross unrealized depreciation	(129,786,263)
Net unrealized appreciation (depreciation)	$(95,746,733)
Tax Cost	$2,090,090,991

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(108,267,297)
Net unrealized appreciation (depreciation) on securities and other investments	$(95,746,733)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(70,694,256)
Long-term	(37,573,041)
Total capital loss carryforward	$(108,267,297)

Due to large redemptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$68,746,009	$ 119,460,178
Long-term Capital Gains	-	-
Total	$68,746,009	$ 119,460,178

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	368,689,444	243,095,502

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and  other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	150,859	6,893
Class M	- %	.25%	19,975	14
Class C	.75%	.25%	75,801	8,811
			246,635	15,718

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11,455
Class M	599
Class C A	609
12,663

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	105,229.17
Class M	17,751.22
Class C	14,185.19
Corporate Bond	884,294.10
Class I	231,918.15
Class Z	302,913.05
	1,556,290

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Corporate Bond Fund	271,635,650	(306,798,495)	2,797,847,189

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	240,461
		240,461

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,889. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	25

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$2,201,293	$1,955,268
Class M	287,792	274,530
Class C	218,759	235,971
Corporate Bond	35,259,443	33,206,920
Class I	6,147,086	4,114,668
Class Z	24,631,636	79,672,821
Total	$68,746,009	$119,460,178

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Corporate Bond Fund
Class A
Shares sold	1,692,890	1,423,074	$17,433,797	$14,514,579
Reinvestment of distributions	212,271	190,673	2,183,438	1,937,063
Shares redeemed	(1,552,856)	(1,633,205)	(15,868,715)	(16,602,695)
Net increase (decrease)	352,305	(19,458)	$3,748,520	$(151,053)
Class M
Shares sold	79,334	96,681	$811,870	$988,404
Reinvestment of distributions	27,826	26,868	286,123	272,953
Shares redeemed	(137,196)	(138,360)	(1,406,203)	(1,403,006)
Net increase (decrease)	(30,036)	(14,811)	$(308,210)	$(141,649)
Class C
Shares sold	189,806	156,679	$1,970,038	$1,597,652
Reinvestment of distributions	21,177	23,099	217,609	234,588
Shares redeemed	(311,819)	(310,353)	(3,191,409)	(3,149,840)
Net increase (decrease)	(100,836)	(130,575)	$(1,003,762)	$(1,317,600)
Corporate Bond
Shares sold	25,505,483	13,930,427	$263,619,194	$142,011,626
Reinvestment of distributions	3,001,818	2,893,315	30,877,522	29,373,877
Shares redeemed	(23,535,147)	(25,270,881)	(242,004,342)	(254,078,941)
Net increase (decrease)	4,972,154	(8,447,139)	$52,492,374	$(82,693,438)
Class I
Shares sold	15,797,664	9,044,481	$161,584,097	$92,367,489
Reinvestment of distributions	586,354	376,245	6,045,920	3,824,737
Shares redeemed	(8,278,242)	(7,517,022)	(85,897,998)	(76,536,603)
Net increase (decrease)	8,105,776	1,903,704	$81,732,019	$19,655,623
Class Z
Shares sold	30,653,412	44,097,392	$316,827,397	$448,830,214
Reinvestment of distributions	2,236,724	7,070,433	22,997,347	71,397,858
Shares redeemed	(24,954,418)	(285,342,930)	(256,341,027)	(2,937,753,277)
Net increase (decrease)	7,935,718	(234,175,105)	$83,483,717	$(2,417,525,205)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Corporate Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 8.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $70,893,734 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $68,746,009 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.907004.114
CBD-ANN-1024
Fidelity® Series Government Money Market Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Government Money Market Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 15.1%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.33% dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations) #	119,632,817	119,562,000
With:
ABN AMRO Bank NV at 5.35%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $3,061,884, 0.38% - 6.00%, 11/15/25 - 2/1/54)	3,001,783	3,000,000
Bank of America NA at 5.39%, dated 5/6/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $1,038,326, 3.00%, 9/1/42)	1,017,967	1,000,000
Barclays Bank PLC at 5.34%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $4,082,421, 4.00%, 1/20/54)	4,002,373	4,000,000
BMO Harris Bank NA at:
5.34%, dated:
8/5/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $2,048,776, 7.00% - 8.00%, 4/20/54 - 8/20/54)	2,011,273	2,000,000
8/19/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $1,032,293, 6.50%, 7/20/54)	1,004,598	1,000,000
8/23/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $2,063,362, 6.50%, 7/20/54)	2,007,120	2,000,000
5.35%, dated 8/13/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $2,066,429, 6.50%, 7/20/54)	2,009,214	2,000,000
BNP Paribas, SA at 5.34%, dated 8/2/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $6,192,662, 0.00% - 6.50%, 10/31/25 - 6/1/54)	6,042,720	6,000,000
BNY Mellon Capital Markets Corp. at 5.39%, dated 8/1/24 due 9/19/24 (Collateralized by U.S. Treasury Obligations valued at $4,100,239, 0.00% - 5.50%, 9/30/24 - 8/1/54)	4,029,346	4,000,000
BofA Securities, Inc. at:
5.14%, dated 8/27/24 due 11/27/24 (Collateralized by U.S. Government Obligations valued at $1,021,020, 2.00% - 6.00%, 8/1/26 - 5/1/54)	1,013,136	1,000,000
5.37%, dated 7/2/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $2,059,201, 2.00% - 6.50%, 4/1/28 - 1/1/53) (c)(d)(f)	2,027,447	2,000,000
5.39%, dated:
6/4/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $1,033,909, 2.00% - 6.00%, 7/1/34 - 8/1/52) (c)(d)(f)	1,013,774	1,000,000
6/6/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $3,100,808, 2.50% - 7.00%, 9/1/25 - 8/20/64) (c)(d)(f)	3,041,323	3,000,000
7/2/24 due 10/2/24 (Collateralized by U.S. Government Obligations valued at $8,237,088, 2.50% - 7.50%, 4/1/30 - 8/20/54) (c)(d)(f)	8,110,196	8,000,000
7/18/24 due 10/18/24 (Collateralized by U.S. Government Obligations valued at $4,108,750, 2.50% - 5.50%, 8/1/27 - 12/1/53) (c)(d)(f)	4,055,098	4,000,000
7/25/24 due 10/25/24 (Collateralized by U.S. Government Obligations valued at $1,026,117, 2.00% - 5.50%, 2/1/34 - 4/1/54) (c)(d)(f)	1,013,774	1,000,000
7/26/24 due 10/28/24 (Collateralized by U.S. Government Obligations valued at $1,025,965, 2.00% - 7.00%, 7/1/38 - 11/20/63) (c)(d)(f)	1,014,074	1,000,000
7/30/24 due 10/30/24 (Collateralized by U.S. Government Obligations valued at $6,152,102, 4.00% - 4.35%, 1/1/32 - 9/1/52) (c)(d)(f)	6,082,647	6,000,000
5.43%, dated 8/16/24 due 11/29/24 (Collateralized by U.S. Government Obligations valued at $4,091,078, 2.50% - 7.50%, 8/1/28 - 9/20/53) (c)(d)(f)	4,063,350	4,000,000
CIBC Bank U.S.A. at:
5.35%, dated:
7/22/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $2,053,104, 0.75% - 6.00%, 1/15/26 - 10/1/53)	2,017,536	2,000,000
8/13/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $5,115,953, 1.38% - 7.00%, 9/30/25 - 3/1/54)	5,025,264	5,000,000
5.41%, dated 7/22/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $1,026,686, 0.88% - 7.03%, 6/30/26 - 11/20/70)	1,008,866	1,000,000
Citibank NA at 5.36%, dated 8/28/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $3,063,764, 1.91% - 7.00%, 8/15/28 - 12/15/65)	3,003,127	3,000,000
Citigroup Global Capital Markets, Inc. at:
5.34%, dated 8/7/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $3,072,306, 1.13% - 6.00%, 2/28/27 - 11/1/36)	3,013,350	3,000,000
5.36%, dated 8/28/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $5,104,570, 1.25% - 5.50%, 4/30/28 - 6/1/39)	5,005,211	5,000,000
5.37%, dated:
8/6/24 due 10/7/24 (Collateralized by U.S. Government Obligations valued at $6,145,623, 1.25% - 6.50%, 4/30/28 - 6/1/54)	6,055,490	6,000,000
8/28/24 due 10/29/24 (Collateralized by U.S. Government Obligations valued at $7,146,415, 1.25% - 6.50%, 4/30/28 - 4/1/54)	7,064,738	7,000,000
5.38%, dated 8/16/24 due 10/17/24 (Collateralized by U.S. Government Obligations valued at $6,136,534, 1.25% - 6.50%, 4/30/28 - 4/1/54)	6,055,593	6,000,000
Fixed Income Clearing Corp. - Mizuho Bank at 5.33%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $11,226,698, 1.25% - 7.50%, 4/30/28 - 8/20/54)	11,006,514	11,000,000
Fixed Income Clearing Corp. - SSB at 5.35%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $7,348,245, 2.00% - 6.50%, 9/1/34 - 8/1/54)	7,004,161	7,000,000
Goldman Sachs & Co. at:
5.34%, dated:
8/29/24 due 9/5/24 (Collateralized by U.S. Treasury Obligations valued at $15,311,398, 2.13%, 5/31/26)	15,015,575	15,000,000
8/30/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $24,494,549, 0.50% - 6.50%, 11/15/24 - 12/20/52)	24,024,920	24,000,000
5.35%, dated 8/28/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $17,355,538, 1.50% - 6.00%, 4/30/31 - 8/1/54)	17,017,685	17,000,000
ING Financial Markets LLC at 5.39%, dated:
8/1/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $5,125,199, 6.00%, 1/20/54)	5,036,682	5,000,000
8/2/24 due 9/20/24 (Collateralized by U.S. Government Obligations valued at $2,049,775, 6.00%, 1/20/54)	2,014,673	2,000,000
8/5/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $2,048,859, 6.00%, 1/20/54)	2,013,475	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.39%, dated 8/1/24 due 10/23/24 (Collateralized by U.S. Government Obligations valued at $9,225,357, 2.50% - 6.00%, 7/1/27 - 5/1/54),	9,111,843	9,000,000
MUFG Securities (Canada), Ltd. at 5.39%, dated 8/1/24 due 10/23/24 (Collateralized by U.S. Government Obligations valued at $2,050,158, 0.13% - 6.50%, 7/15/26 - 7/1/54)	2,024,854	2,000,000
Pnc Bank NA (GOV REPO) at 5.34%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $1,020,606, 2.00%, 3/1/36)	1,000,593	1,000,000
RBC Dominion Securities at 5.36%, dated 8/27/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $2,042,156, 0.00% - 6.50%, 10/15/24 - 3/1/54)	2,002,084	2,000,000
RBC Financial Group at 5.35%, dated 7/31/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $21,623,123, 0.00% - 7.50%, 1/31/25 - 8/20/54)	21,156,042	21,000,000
SMBC Nikko Securities America, Inc. at 5.33%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $3,061,812, 5.00% - 6.50%, 9/1/52 - 1/1/54)	3,001,777	3,000,000
TD Securities (U.S.A.) at 5.34%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $4,122,469, 2.13%, 2/15/54)	4,002,373	4,000,000
Wells Fargo Securities, LLC at:
5.17%, dated 8/26/24 due 11/26/24 (Collateralized by U.S. Government Obligations valued at $3,063,517, 6.00%, 7/1/54)	3,039,637	3,000,000
5.39%, dated:
6/11/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $3,098,485, 5.00%, 2/1/53)	3,044,917	3,000,000
6/12/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $3,098,027, 5.50% - 6.50%, 11/1/52 - 8/1/54)	3,044,468	3,000,000
6/13/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $3,097,568, 5.00% - 6.50%, 2/1/53 - 8/1/54)	3,044,018	3,000,000
6/21/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $4,125,204, 6.00%, 7/1/54)	4,053,900	4,000,000
7/16/24 due 9/16/24 (Collateralized by U.S. Government Obligations valued at $3,082,449, 5.50%, 5/1/39)	3,027,848	3,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $357,562,000)		357,562,000

U.S. Treasury Repurchase Agreement - 22.5%
	Maturity Amount ($)	Value ($)
With:
Barclays Bank PLC at 5.34%, dated:
8/1/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $9,224,958, 4.00%, 7/31/29)	9,065,415	9,000,000
8/5/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,048,827, 4.00%, 7/31/29)	2,013,350	2,000,000
BMO Capital Markets Corp. at 5.34%, dated 8/28/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,919, 0.25% - 4.38%, 5/31/25 - 11/15/51)	1,002,077	1,000,000
BMO Harris Bank NA at 5.33%, dated 8/19/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,323, 0.00%, 2/27/25)	1,004,590	1,000,000
BNP Paribas, SA at:
5.31%, dated 8/1/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $7,226,678, 0.00% - 5.24%, 10/31/24 - 11/15/53)	7,062,983	7,000,000
5.33%, dated 8/2/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $15,372,801, 0.50% - 4.63%, 12/31/26 - 8/15/49)	15,106,600	15,000,000
5.35%, dated 7/26/24 due 9/6/24
(Collateralized by U.S. Treasury Obligations valued at $6,155,622, 0.38% - 5.29%, 10/31/24 - 5/15/53)	6,049,042	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,051,944, 1.25% - 5.24%, 10/31/24 - 8/15/49) (c)(d)(f)	2,018,428	2,000,000
5.36%, dated:
6/14/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $33,116,971, 0.38% - 4.63%, 11/15/26 - 2/15/51) (c)(d)(f)	32,447,858	32,000,000
6/17/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $5,159,323, 1.13% - 5.18%, 10/31/24 - 11/15/39) (c)(d)(f)	5,068,489	5,000,000
5.38%, dated 5/3/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $1,038,789, 1.13% - 5.29%, 10/31/24 - 2/15/48) (c)(d)(f)	1,018,382	1,000,000
BofA Securities, Inc. at 5.37%, dated:
7/1/24 due 10/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,039,867, 1.88%, 2/15/51) (c)(d)(f)	1,013,723	1,000,000
7/25/24 due 10/25/24 (Collateralized by U.S. Treasury Obligations valued at $2,072,329, 2.50% - 2.75%, 5/31/29 - 2/15/46) (c)(d)(f)	2,027,447	2,000,000
CIBC Bank U.S.A. at:
5.3%, dated 8/23/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,652, 0.75% - 3.88%, 12/31/25 - 6/30/26)	1,004,564	1,000,000
5.33%, dated:
8/19/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,288, 1.38% - 5.00%, 1/31/25 - 5/15/39)	1,004,590	1,000,000
8/20/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,115, 0.75% - 4.63%, 10/31/24 - 5/15/44)	1,003,109	1,000,000
5.34%, dated 8/1/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,049,987, 0.38% - 4.63%, 1/31/25 - 8/15/50)	2,014,537	2,000,000
Credit AG at 5.35%, dated 8/15/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,045,845, 4.88%, 4/30/26)	2,010,403	2,000,000
Fixed Income Clearing Corp. - Credit AG at:
5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $5,099,593, 4.38%, 11/30/28)	5,002,956	5,000,000
5.34%, dated 9/3/24 due 9/4/24 (g)	32,004,747	32,000,000
5.35%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $32,696,913, 0.75%, 5/31/26)	32,019,022	32,000,000
Fixed Income Clearing Corp. - Citigroup at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $9,186,454, 0.00% - 4.38%, 10/31/24 - 8/15/52)	9,006,321	9,001,000
Fixed Income Clearing Corp. - ING Financial Markets at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $35,716,426, 1.25%, 6/30/28)	35,020,689	35,000,000
Fixed Income Clearing Corp. - Natixis at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $8,158,681, 4.63%, 6/15/27)	8,004,729	8,000,000
Fixed Income Clearing Corp. - Nomura at 5.33%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $17,350,287, 0.00% - 4.38%, 11/21/24 - 12/15/26)	17,010,068	17,000,000
Fixed Income Clearing Corp. - BNP at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $19,391,469, 0.00% - 5.24%, 11/29/24 - 5/15/54)	19,011,231	19,000,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $71,400,055, 4.50%, 5/31/29)	70,041,378	70,000,000
Fixed Income Clearing Corp. - SSB at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $55,101,762, 3.50%, 1/31/30)	54,031,920	54,000,000
Goldman Sachs & Co. at 5.35%, dated:
8/16/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,045,470, 4.25% - 4.50%, 4/15/27 - 2/15/54) (c)(d)(f)	2,010,403	2,000,000
8/20/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,044,284, 0.38% - 4.38%, 1/31/26 - 11/15/31) (c)(d)(f)	2,009,214	2,000,000
HSBC Securities, Inc. at 5.36%, dated 8/27/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $4,084,257, 0.00%, 10/10/24 - 10/31/24)	4,004,169	4,000,000
ING Financial Markets LLC at:
5.34%, dated:
8/29/24 due 9/5/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,828, 0.00%, 1/30/25)	1,001,038	1,000,000
8/30/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,632, 0.00%, 1/30/25)	1,001,038	1,000,000
5.36%, dated 8/27/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,122, 0.00%, 1/30/25)	1,001,042	1,000,000
J.P. Morgan Securities, LLC at 5.35%, dated 8/14/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $58,884,534, 1.88%, 11/15/51) (c)(d)(f)	57,194,829	57,000,000
Lloyds Bank Corp. Markets PLC at 5.35%, dated:
8/27/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $6,129,184, 4.63%, 9/15/26)	6,006,242	6,000,000
9/3/24 due 9/10/24 (g)	6,006,242	6,000,000
Lloyds Bank PLC at:
5.16%, dated 8/28/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $2,039,926, 2.25% - 4.13%, 2/15/27 - 7/31/28)	2,026,660	2,000,000
5.38%, dated 7/25/24 due 9/25/24 (Collateralized by U.S. Treasury Obligations valued at $1,052,048, 1.63% - 2.25%, 2/15/27 - 5/15/31)	1,009,266	1,000,000
5.39%, dated 6/20/24 due 9/20/24 (Collateralized by U.S. Treasury Obligations valued at $2,082,120, 2.25% - 4.50%, 2/15/27 - 11/15/33)	2,027,549	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.38%, dated 8/1/24 due 10/23/24 (Collateralized by U.S. Treasury Obligations valued at $2,050,066, 0.00% - 4.63%, 10/15/24 - 8/15/52)	2,024,808	2,000,000
Mizuho Bank, Ltd. at 5.33%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $5,107,453, 1.63%, 5/15/31)	5,002,961	5,000,000
Mizuho Securities U.S.A., Inc. at 5.36%, dated 8/27/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,088, 2.88%, 5/15/28)	1,001,042	1,000,000
MUFG Securities (Canada), Ltd. at:
5.35%, dated 8/1/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,025,131, 0.38% - 4.38%, 9/15/24 - 8/15/49)	1,007,282	1,000,000
5.38%, dated 8/1/24 due 10/23/24 (Collateralized by U.S. Treasury Obligations valued at $2,050,096, 2.38% - 5.21%, 6/30/25 - 8/15/48)	2,024,808	2,000,000
MUFG Securities EMEA PLC at:
5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $2,040,071, 0.00%, 11/29/24)	2,001,182	2,000,000
5.34%, dated:
7/31/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $6,189,922, 4.38% - 4.88%, 11/30/28 - 10/31/30)	6,044,500	6,000,000
8/1/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $6,195,754, 1.13% - 4.38%, 6/30/26 - 11/30/28)	6,034,710	6,000,000
Natixis SA at 5.34%, dated 7/30/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $4,101,222, 0.00% - 4.25%, 11/21/24 - 2/15/54)	4,029,667	4,000,000
NatWest Markets Securities, Inc. at 5.36%, dated 8/27/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $4,084,290, 3.75%, 8/15/27)	4,004,169	4,000,000
Norinchukin Bank at:
5.35%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,187, 0.00%, 4/30/28 - 5/15/32)	1,000,594	1,000,000
5.36%, dated 8/27/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $2,040,964, 0.00%, 5/15/32)	2,002,084	2,000,000
RBC Dominion Securities at 5.34%, dated 8/1/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $8,199,950, 0.00% - 4.88%, 12/17/24 - 5/15/52)	8,058,147	8,000,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $23,473,956, 0.00% - 4.63%, 11/19/24 - 5/15/51)	23,013,596	23,000,000
Societe Generale at:
5.34%, dated 8/29/24 due 9/5/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,778, 0.00%, 11/29/24)	1,001,038	1,000,000
5.35%, dated 8/28/24 due 9/4/24 (Collateralized by U.S. Treasury Obligations valued at $5,104,581, 0.00%, 11/29/24)	5,005,201	5,000,000
TD Securities (U.S.A.) at 5.33%, dated 8/30/24 due 9/6/24 (Collateralized by U.S. Treasury Obligations valued at $2,041,265, 3.00% - 3.63%, 9/30/25 - 4/30/30)	2,002,073	2,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $532,001,000)		532,001,000

U.S. Treasury Debt - 35.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 35.8%
U.S. Treasury Bills
9/3/24 to 2/27/25	4.79 to 5.36	824,300,000	817,385,524
U.S. Treasury Notes
10/31/24 to 5/15/25 (c)	4.91 to 5.20	31,000,000	30,655,728

TOTAL U.S. TREASURY DEBT (Cost $848,041,252)			848,041,252

U.S. Government Agency Debt - 28.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Federal Agencies - 28.7%
Fannie Mae
6/18/26 to 8/21/26 (c)(d)	5.43 to 5.47	4,000,000	3,999,896
Federal Farm Credit Bank
9/3/24 to 8/26/26 (c)(d)	5.35 to 5.53	170,727,000	170,730,636
9/3/26 (c)(d)	5.49	1,000,000	1,000,000
Federal Home Loan Bank
1/6/25 (c)(d)	5.37	2,000,000	2,000,000
3/27/25 (c)(d)(e)	5.38	1,000,000	1,000,000
9/4/24 to 11/1/24	5.17 to 5.33	26,000,000	25,865,884
9/5/24 to 8/21/26 (c)	4.84 to 5.52	463,700,000	463,704,632
Freddie Mac
1/26/26 (c)(d)	5.42	11,000,000	11,000,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $679,301,048)			679,301,048

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $2,416,905,300)	2,416,905,300
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(49,648,203)
NET ASSETS - 100.0%	2,367,257,097

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	The maturity amount is based on the rate at period end.
(g)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$119,562,000 due 9/03/24 at 5.33%
BNP Paribas, S.A.	2,211,000
BNY Mellon Capital Markets LLC	2,812,000
Bank of America, N.A.	7,959,000
BofA Securities, Inc.	5,639,000
Citigroup Global Markets, Inc.	5,527,000
Credit Agricole CIB New York Branch	1,327,000
HSBC Securities (USA), Inc.	995,000
JP Morgan Securities LLC	26,535,000
Mitsubishi UFJ Securities Holdings Ltd	8,402,000
Mitsubishi UFJ Securities Holdings Ltd (USA)	1,106,000
Nomura Securities International	2,211,000
RBC Dominion Securities, Inc.	8,845,000
Sumitomo Mitsui Banking Corp.	38,696,000
Wells Fargo Securities LLC	7,297,000
119,562,000
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including repurchase agreements of $889,563,000) - See accompanying schedule Unaffiliated issuers (cost $2,416,905,300):		$2,416,905,300
Cash		28,000,135
Receivable for fund shares sold		52,755,666
Interest receivable		6,522,252
Total assets		2,504,183,353
Liabilities
Payable for investments purchased
Regular delivery	$135,638,673
Delayed delivery	1,000,000
Payable for fund shares redeemed	271,553
Other payables and accrued expenses	16,030
Total liabilities		136,926,256
Net Assets		$2,367,257,097
Net Assets consist of:
Paid in capital		$2,367,229,135
Total accumulated earnings (loss)		27,962
Net Assets		$2,367,257,097
Net Asset Value, offering price and redemption price per share ($2,367,257,097 ÷ 2,367,238,362 shares)		$1.00
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$189,197,391
Expenses
Custodian fees and expenses	$56,957
Independent trustees' fees and expenses	11,827
Miscellaneous	2
Total expenses		68,786
Net Investment income (loss)		189,128,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,800
Total net realized gain (loss)		14,800
Net increase in net assets resulting from operations		$189,143,405
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$189,128,605	$187,036,655
Net realized gain (loss)	14,800	(77,719)
Net increase in net assets resulting from operations	189,143,405	186,958,936
Distributions to shareholders	(189,129,793)	(187,148,956)

Share transactions
Proceeds from sales of shares	1,521,804,482	5,147,361,735
Reinvestment of distributions	188,894,204	185,138,909
Cost of shares redeemed	(4,394,105,969)	(2,654,426,557)

Net increase (decrease) in net assets and shares resulting from share transactions	(2,683,407,283)	2,678,074,087
Total increase (decrease) in net assets	(2,683,393,671)	2,677,884,067

Net Assets
Beginning of period	5,050,650,768	2,372,766,701
End of period	$2,367,257,097	$5,050,650,768

Other Information
Shares
Sold	1,521,804,482	5,147,361,735
Issued in reinvestment of distributions	188,894,204	185,138,909
Redeemed	(4,394,105,969)	(2,654,426,557)
Net increase (decrease)	(2,683,407,283)	2,678,074,087

Financial Highlights
Fidelity® Series Government Money Market Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.055	.046	.003	.001	.010
Net realized and unrealized gain (loss)	(.001) B	(.002)	.002	- C	.001
Total from investment operations	.054	.044	.005	.001	.011
Distributions from net investment income	(.054)	(.044)	(.005)	(.001)	(.011)
Total distributions	(.054)	(.044)	(.005)	(.001)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	5.55%	4.54%	.53%	.10%	1.08%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	5.42%	4.59%	.31%	.10%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$2,367,257	$5,050,651	$2,372,767	$9,692,737	$9,500,272

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,416,905,300

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$93,247
Capital loss carryforward	$(65,281)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(65,281)
Total capital loss carryforward	$(65,281)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$189,129,793	$187,148,956
Total	$189,129,793	$187,148,956

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Government Money Market Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 53.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $189,035,358 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9878695.108
GVM-ANN-1024
Fidelity® Series Bond Index Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Bond Index Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 25.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	8,000,000	7,293,830
2.25% 2/1/32	3,000,000	2,529,533
2.55% 12/1/33	7,900,000	6,543,269
2.75% 6/1/31	3,000,000	2,660,831
2.95% 7/15/26	1,425,000	1,385,751
3.5% 6/1/41	15,600,000	12,446,395
3.55% 9/15/55	14,021,000	9,912,976
3.65% 6/1/51	5,750,000	4,266,556
3.65% 9/15/59	8,327,000	5,873,368
3.8% 2/15/27	1,604,000	1,580,558
3.85% 6/1/60	2,670,000	1,953,081
4.3% 2/15/30	18,240,000	18,055,095
4.35% 3/1/29	3,665,000	3,652,074
4.35% 6/15/45	1,141,000	985,315
4.5% 3/9/48	1,460,000	1,258,937
4.65% 6/1/44	1,403,000	1,248,347
5.45% 3/1/47	1,500,000	1,500,319
Bell Canada:
3.65% 8/15/52	1,000,000	754,809
4.464% 4/1/48	2,540,000	2,208,120
British Telecommunications PLC 9.625% 12/15/30	3,618,000	4,540,841
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	4,399,000	5,288,257
Orange SA 5.5% 2/6/44	535,000	541,223
Sprint Capital Corp. 8.75% 3/15/32	3,700,000	4,564,657
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,362,185
4.665% 3/6/38	1,050,000	965,516
5.213% 3/8/47	3,871,000	3,574,456
5.52% 3/1/49	600,000	581,011
7.045% 6/20/36	1,564,000	1,774,181
Telefonica Europe BV 8.25% 9/15/30	1,000,000	1,166,898
TELUS Corp. 3.4% 5/13/32	3,000,000	2,698,068
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	3,053,091
1.68% 10/30/30	2,598,000	2,203,444
2.355% 3/15/32	7,035,000	5,977,009
2.55% 3/21/31	4,000,000	3,518,530
2.987% 10/30/56	9,153,000	5,880,942
3.15% 3/22/30	6,172,000	5,758,430
3.55% 3/22/51	11,000,000	8,278,726
3.7% 3/22/61	1,140,000	839,487
3.875% 3/1/52	9,800,000	7,815,159
4.016% 12/3/29	5,000,000	4,896,593
4.125% 3/16/27	1,247,000	1,237,178
4.272% 1/15/36	9,027,000	8,513,090
4.4% 11/1/34	673,000	645,993
4.75% 11/1/41	178,000	168,442
5.012% 4/15/49	205,000	203,344
5.012% 8/21/54	2,238,000	2,128,752
5.5% 3/16/47	572,000	597,727
		175,882,394
Entertainment - 0.1%
Netflix, Inc. 4.9% 8/15/34	3,790,000	3,882,089
The Walt Disney Co.:
2% 9/1/29	77,000	69,165
2.65% 1/13/31	5,000,000	4,504,593
2.75% 9/1/49	4,076,000	2,704,212
3.35% 3/24/25	5,400,000	5,352,740
3.5% 5/13/40	1,000,000	828,850
3.6% 1/13/51	3,600,000	2,803,478
3.7% 10/15/25	1,247,000	1,236,264
3.8% 5/13/60	4,400,000	3,413,734
4.7% 3/23/50	2,257,000	2,143,119
5.4% 10/1/43	691,000	706,266
6.15% 3/1/37	705,000	784,934
6.15% 2/15/41	1,872,000	2,082,539
		30,511,983
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	3,400,000	3,276,374
1.1% 8/15/30	2,700,000	2,287,150
1.9% 8/15/40	1,792,000	1,239,364
1.998% 8/15/26	410,000	394,405
2.05% 8/15/50	2,700,000	1,643,205
Baidu, Inc. 1.72% 4/9/26	8,500,000	8,111,125
Meta Platforms, Inc.:
3.5% 8/15/27	3,600,000	3,546,122
3.85% 8/15/32	1,600,000	1,532,680
4.3% 8/15/29	1,820,000	1,832,308
4.45% 8/15/52	6,000,000	5,368,175
4.6% 5/15/28	1,000,000	1,017,622
4.65% 8/15/62	1,700,000	1,527,785
4.75% 8/15/34	2,400,000	2,415,062
4.95% 5/15/33	3,000,000	3,095,365
5.4% 8/15/54	1,500,000	1,529,773
5.6% 5/15/53	2,400,000	2,529,704
		41,346,219
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	5,200,000	3,623,738
3.5% 3/1/42	3,200,000	2,202,762
3.7% 4/1/51	700,000	444,144
3.75% 2/15/28	3,250,000	3,108,863
3.85% 4/1/61	4,200,000	2,549,425
4.2% 3/15/28	1,961,000	1,897,797
4.4% 4/1/33	3,300,000	2,999,417
4.4% 12/1/61	2,040,000	1,377,525
4.908% 7/23/25	974,000	970,788
5.125% 7/1/49	2,445,000	1,958,955
5.375% 5/1/47	2,900,000	2,418,428
5.75% 4/1/48	933,000	809,998
6.1% 6/1/29	1,000,000	1,033,178
6.384% 10/23/35	2,397,000	2,427,009
6.484% 10/23/45	2,036,000	1,946,076
6.65% 2/1/34	5,000,000	5,207,519
6.834% 10/23/55	1,300,000	1,290,118
Comcast Corp.:
1.95% 1/15/31	90,000	76,927
2.35% 1/15/27	4,242,000	4,056,733
2.65% 2/1/30	1,500,000	1,372,539
2.887% 11/1/51	4,521,000	2,959,543
2.937% 11/1/56	23,249,000	14,788,329
2.987% 11/1/63	6,882,000	4,251,115
3.15% 3/1/26	891,000	874,231
3.3% 2/1/27	5,722,000	5,590,865
3.375% 8/15/25	2,442,000	2,411,926
3.45% 2/1/50	2,000,000	1,482,590
3.9% 3/1/38	2,000,000	1,772,377
3.969% 11/1/47	926,000	755,612
4% 3/1/48	2,139,000	1,749,525
4.15% 10/15/28	60,000	59,564
4.25% 10/15/30	5,000,000	4,943,596
4.55% 1/15/29	2,000,000	2,018,567
4.65% 2/15/33	6,600,000	6,598,024
4.75% 3/1/44	2,100,000	1,948,791
5.35% 5/15/53	2,000,000	2,002,084
6.45% 3/15/37	1,000,000	1,136,257
Discovery Communications LLC:
3.625% 5/15/30	3,200,000	2,840,351
3.95% 3/20/28	4,900,000	4,638,192
5.2% 9/20/47	1,497,000	1,177,346
5.3% 5/15/49	800,000	622,031
Fox Corp.:
3.5% 4/8/30	2,400,000	2,263,850
4.709% 1/25/29	1,850,000	1,862,964
5.476% 1/25/39	1,478,000	1,472,424
5.576% 1/25/49	1,660,000	1,606,127
Grupo Televisa SA de CV:
5% 5/13/45	1,100,000	959,406
5.25% 5/24/49	2,360,000	2,127,115
Paramount Global:
3.375% 2/15/28	1,880,000	1,757,184
4.375% 3/15/43	470,000	337,729
4.6% 1/15/45	1,301,000	933,192
4.95% 1/15/31	4,800,000	4,458,717
4.95% 5/19/50	1,440,000	1,074,922
5.85% 9/1/43	2,611,000	2,224,171
RELX Capital, Inc. 4% 3/18/29	3,200,000	3,145,298
TCI Communications, Inc. 7.125% 2/15/28	7,100,000	7,712,478
Time Warner Cable Enterprises 8.375% 7/15/33	2,300,000	2,618,953
Time Warner Cable LLC:
4.5% 9/15/42	1,961,000	1,486,205
5.875% 11/15/40	2,300,000	2,076,187
6.55% 5/1/37	1,040,000	1,026,071
7.3% 7/1/38	713,000	745,674
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	870,372
3% 7/30/46	802,000	565,974
3.15% 9/17/25	1,688,000	1,663,344
4.125% 6/1/44	1,016,000	880,418
Warnermedia Holdings, Inc.:
4.279% 3/15/32	5,299,000	4,632,126
5.05% 3/15/42	5,600,000	4,487,474
5.141% 3/15/52	8,426,000	6,408,803
5.391% 3/15/62	1,600,000	1,201,539
		166,991,572
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	1,903,000	1,826,880
4.375% 7/16/42	2,510,000	2,225,843
6.125% 11/15/37	1,491,000	1,624,623
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	429,028
3.625% 12/15/25	356,000	350,522
3.7% 11/15/49	1,300,000	963,479
3.8% 3/15/32	3,100,000	2,856,653
4.3% 2/15/48	1,850,000	1,521,027
4.55% 3/15/52	3,400,000	2,880,769
5.45% 10/1/43	1,029,000	1,003,959
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	2,700,000	2,487,574
2.875% 2/15/31	3,600,000	3,229,249
3.3% 2/15/51	7,500,000	5,298,264
3.5% 4/15/25	4,990,000	4,936,527
3.6% 11/15/60	3,900,000	2,771,895
3.75% 4/15/27	10,000,000	9,818,503
3.875% 4/15/30	7,550,000	7,263,826
4.95% 3/15/28	1,000,000	1,015,110
5.05% 7/15/33	3,400,000	3,441,589
5.2% 1/15/33	1,750,000	1,790,273
5.65% 1/15/53	5,400,000	5,541,376
5.75% 1/15/54	3,900,000	4,055,143
Vodafone Group PLC:
4.375% 5/30/28	6,205,000	6,256,997
5% 5/30/38	701,000	691,744
5.125% 6/19/59	3,600,000	3,283,824
5.25% 5/30/48	2,907,000	2,782,202
5.75% 6/28/54	2,220,000	2,248,520
6.15% 2/27/37	638,000	692,548
		83,287,947
TOTAL COMMUNICATION SERVICES		498,020,115
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.0%
Lear Corp. 5.25% 5/15/49	1,420,000	1,300,311
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	1,030,000	999,688
1.8% 1/13/31	2,300,000	1,953,464
2.3% 9/9/26	891,000	855,853
5.125% 7/7/28	6,300,000	6,465,227
Ford Motor Co.:
5.291% 12/8/46	3,100,000	2,809,527
6.1% 8/19/32	6,860,000	7,048,818
9.625% 4/22/30	6,200,000	7,359,034
General Motors Co.:
4.2% 10/1/27	1,000,000	985,819
5% 10/1/28	248,000	251,231
5.15% 4/1/38	1,500,000	1,438,157
5.2% 4/1/45	761,000	698,178
5.4% 10/15/29	3,800,000	3,889,702
5.4% 4/1/48	1,800,000	1,682,630
5.6% 10/15/32	1,200,000	1,240,923
5.95% 4/1/49	2,178,000	2,193,711
6.6% 4/1/36	2,041,000	2,209,650
6.75% 4/1/46	3,375,000	3,697,463
General Motors Financial Co., Inc.:
2.35% 2/26/27	5,700,000	5,395,646
2.7% 8/20/27	1,000,000	948,272
2.7% 6/10/31	1,100,000	946,660
2.9% 2/26/25	1,050,000	1,037,644
3.5% 11/7/24	1,000,000	995,986
3.85% 1/5/28	1,247,000	1,213,962
4% 1/15/25	2,629,000	2,614,868
4% 10/6/26	656,000	647,103
4.3% 7/13/25	2,210,000	2,195,607
4.35% 1/17/27	1,425,000	1,412,827
5% 4/9/27	3,300,000	3,328,561
5.6% 6/18/31	2,600,000	2,660,886
5.65% 1/17/29	3,507,000	3,605,288
Honda Motor Co. Ltd. 2.534% 3/10/27	5,000,000	4,791,876
Toyota Motor Corp. 1.339% 3/25/26	1,700,000	1,621,214
		79,195,475
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	4,810,000	4,127,894
3.15% 2/9/51	4,960,000	3,390,011
3.6% 11/28/24	1,000,000	996,200
4% 12/6/37	2,100,000	1,863,393
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	1,945,541
1% 5/12/26	3,900,000	3,699,834
1.5% 6/3/30	4,000,000	3,458,921
2.1% 5/12/31	3,900,000	3,406,866
2.5% 6/3/50	7,197,000	4,612,672
3.1% 5/12/51	3,900,000	2,811,260
3.15% 8/22/27	8,864,000	8,647,968
3.3% 4/13/27	8,600,000	8,430,493
3.875% 8/22/37	9,601,000	8,819,610
4.05% 8/22/47	5,346,000	4,650,890
4.1% 4/13/62	2,800,000	2,348,777
4.25% 8/22/57	1,183,000	1,040,602
4.8% 12/5/34	1,069,000	1,100,325
eBay, Inc.:
1.4% 5/10/26	2,926,000	2,773,393
1.9% 3/11/25	6,540,000	6,430,771
4% 7/15/42	2,600,000	2,157,902
		76,713,323
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	3,100,000	3,053,730
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,000,000	811,026
Duke University 2.832% 10/1/55	850,000	585,836
George Washington University:
4.126% 9/15/48	3,000,000	2,654,330
4.3% 9/15/44	356,000	322,526
Massachusetts Institute of Technology:
2.989% 7/1/50	3,250,000	2,399,459
3.885% 7/1/2116	504,000	393,658
3.959% 7/1/38	842,000	803,586
Northwestern University:
3.662% 12/1/57	2,000,000	1,632,278
4.643% 12/1/44	597,000	581,885
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	658,654
3.619% 10/1/37	178,000	160,824
Rice University 3.774% 5/15/55	340,000	283,462
Trane Technologies Global Holding Co. Ltd.:
3.75% 8/21/28	829,000	810,396
4.3% 2/21/48	886,000	768,194
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	200,666
University Notre Dame du Lac 3.438% 2/15/45	593,000	480,123
University of Chicago 3% 10/1/52	1,100,000	803,126
University of Southern California:
2.945% 10/1/51	5,000,000	3,566,007
5.25% 10/1/2111	356,000	369,133
		18,285,169
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc. 2.95% 3/15/31	4,240,000	3,813,532
Marriott International, Inc.:
3.5% 10/15/32	4,080,000	3,678,557
4.875% 5/15/29	2,000,000	2,024,089
5% 10/15/27	3,000,000	3,046,870
5.35% 3/15/35	2,280,000	2,307,407
5.75% 5/1/25	2,800,000	2,814,700
McDonald's Corp.:
3.6% 7/1/30	1,350,000	1,295,506
3.625% 9/1/49	6,943,000	5,295,526
3.7% 1/30/26	3,007,000	2,972,404
4.45% 3/1/47	1,013,000	893,736
4.6% 9/9/32	3,200,000	3,215,108
4.875% 12/9/45	968,000	912,820
5.45% 8/14/53	2,600,000	2,632,458
6.3% 3/1/38	1,256,000	1,404,691
Metropolitan Museum of Art 3.4% 7/1/45	535,000	425,874
Starbucks Corp.:
2.25% 3/12/30	2,716,000	2,428,315
2.45% 6/15/26	1,782,000	1,722,216
2.55% 11/15/30	1,880,000	1,684,501
3% 2/14/32	1,200,000	1,079,355
3.5% 3/1/28	1,000,000	972,125
3.5% 11/15/50	1,700,000	1,259,991
3.8% 8/15/25	1,239,000	1,226,510
4% 11/15/28	2,547,000	2,515,263
4.3% 6/15/45	1,400,000	1,205,687
4.5% 11/15/48	837,000	733,392
		51,560,633
Household Durables - 0.0%
D.R. Horton, Inc.:
1.3% 10/15/26	1,700,000	1,592,189
5% 10/15/34	1,230,000	1,227,427
Lennar Corp. 5% 6/15/27	1,700,000	1,714,405
Toll Brothers Finance Corp. 4.35% 2/15/28	1,300,000	1,285,075
Whirlpool Corp.:
4.5% 6/1/46	400,000	329,476
5.5% 3/1/33	3,000,000	3,021,822
		9,170,394
Leisure Products - 0.0%
Brunswick Corp. 4.4% 9/15/32	1,800,000	1,673,006
Hasbro, Inc.:
3.55% 11/19/26	5,340,000	5,194,765
3.9% 11/19/29	1,100,000	1,051,563
6.35% 3/15/40	600,000	628,878
		8,548,212
Specialty Retail - 0.4%
AutoNation, Inc. 3.85% 3/1/32	1,800,000	1,645,992
AutoZone, Inc.:
3.25% 4/15/25	713,000	704,302
3.75% 6/1/27	1,034,000	1,014,813
4.75% 8/1/32	2,000,000	1,990,088
5.1% 7/15/29	1,180,000	1,206,181
5.4% 7/15/34	1,230,000	1,260,086
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,796,231
1.7% 10/15/30	3,300,000	2,804,995
3.65% 4/5/29	4,409,000	4,261,494
3.7% 4/15/46	624,000	478,966
3.75% 4/1/32	1,000,000	939,640
4.05% 5/3/47	2,050,000	1,660,399
4.4% 9/8/25	9,800,000	9,760,268
4.55% 4/5/49	1,688,000	1,458,271
4.65% 4/15/42	1,158,000	1,056,475
4.8% 4/1/26	2,000,000	2,006,131
5% 4/15/40	2,280,000	2,204,405
5.125% 4/15/50	1,200,000	1,137,785
5.15% 7/1/33	2,000,000	2,058,576
5.625% 4/15/53	1,500,000	1,516,890
5.75% 7/1/53	1,514,000	1,556,181
5.85% 4/1/63	2,100,000	2,148,567
O'Reilly Automotive, Inc. 4.7% 6/15/32	2,300,000	2,294,023
Ross Stores, Inc. 0.875% 4/15/26	1,900,000	1,789,054
The Home Depot, Inc.:
1.375% 3/15/31	5,900,000	4,879,600
2.375% 3/15/51	2,500,000	1,522,076
2.5% 4/15/27	3,300,000	3,166,474
2.8% 9/14/27	891,000	857,237
2.875% 4/15/27	5,000,000	4,845,889
2.95% 6/15/29	4,000,000	3,782,636
3% 4/1/26	1,788,000	1,751,411
3.125% 12/15/49	1,483,000	1,064,446
3.25% 4/15/32	5,500,000	5,076,639
3.625% 4/15/52	2,000,000	1,555,300
3.9% 12/6/28	1,027,000	1,017,696
3.9% 6/15/47	1,529,000	1,273,799
4.2% 4/1/43	281,000	249,674
4.25% 4/1/46	584,000	517,365
4.5% 12/6/48	4,879,000	4,442,313
4.75% 6/25/29	2,240,000	2,290,150
4.875% 2/15/44	513,000	495,126
5.3% 6/25/54	4,420,000	4,511,887
5.875% 12/16/36	3,154,000	3,470,527
5.95% 4/1/41	1,300,000	1,432,573
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	4,282,258
		101,234,889
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	9,884,363
2.85% 3/27/30	1,110,000	1,033,839
3.25% 3/27/40	4,500,000	3,671,744
3.375% 11/1/46	802,000	623,004
Tapestry, Inc.:
7.35% 11/27/28	2,230,000	2,339,108
7.85% 11/27/33	2,670,000	2,856,973
VF Corp. 2.8% 4/23/27	2,000,000	1,872,615
		22,281,646
TOTAL CONSUMER DISCRETIONARY		371,343,782
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	5,540,000	5,471,814
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	1,025,000	957,265
4.7% 2/1/36	868,000	857,317
4.9% 2/1/46	3,240,000	3,100,994
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	1,318,000	1,178,880
4.6% 4/15/48	3,342,000	3,096,350
4.6% 6/1/60	1,372,000	1,273,889
4.75% 4/15/58	2,600,000	2,431,253
4.95% 1/15/42	2,400,000	2,354,894
5.55% 1/23/49	10,112,000	10,596,796
5.8% 1/23/59 (Reg. S)	5,127,000	5,628,397
8.2% 1/15/39	499,000	658,883
Constellation Brands, Inc.:
2.875% 5/1/30	2,300,000	2,100,309
3.15% 8/1/29	366,000	342,993
3.5% 5/9/27	1,782,000	1,736,407
3.7% 12/6/26	1,346,000	1,321,974
4.5% 5/9/47	1,400,000	1,222,883
4.9% 5/1/33	3,100,000	3,089,832
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,321,143
2% 4/29/30	2,600,000	2,293,289
5.875% 9/30/36	2,300,000	2,507,635
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	2,400,000	1,886,332
4.05% 4/15/32	4,000,000	3,847,351
4.417% 5/25/25	3,878,000	3,865,786
4.5% 4/15/52	1,000,000	881,726
4.597% 5/25/28	3,000,000	3,013,552
Molson Coors Beverage Co.:
3% 7/15/26	3,101,000	3,016,170
4.2% 7/15/46	2,358,000	1,976,666
PepsiCo Singapore Financing I Pte. Ltd. 4.55% 2/16/29	9,400,000	9,495,697
PepsiCo, Inc.:
1.625% 5/1/30	3,571,000	3,108,060
2.375% 10/6/26	1,203,000	1,161,919
3% 10/15/27	45,000	43,631
3.875% 3/19/60	2,400,000	1,955,511
4% 5/2/47	3,200,000	2,734,804
4.25% 10/22/44	1,069,000	955,852
4.45% 2/15/33	5,000,000	5,166,725
4.45% 4/14/46	1,034,000	949,669
The Coca-Cola Co.:
1.65% 6/1/30	6,300,000	5,477,846
2.25% 1/5/32	5,370,000	4,700,398
2.5% 6/1/40	3,700,000	2,724,770
2.5% 3/15/51	1,500,000	958,517
2.6% 6/1/50	1,500,000	983,263
2.75% 6/1/60	1,500,000	955,086
5% 5/13/34	4,700,000	4,886,314
5.2% 1/14/55	3,000,000	3,056,533
		122,345,375
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp. 1.375% 6/20/27	2,000,000	1,860,907
Dollar General Corp. 5% 11/1/32	3,000,000	2,943,704
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	669,463
4% 5/15/25	1,425,000	1,413,402
Kroger Co.:
1.7% 1/15/31	4,600,000	3,840,680
2.65% 10/15/26	508,000	488,883
3.5% 2/1/26	713,000	701,238
4.45% 2/1/47	2,100,000	1,798,813
4.65% 9/15/29	4,000,000	3,999,797
4.9% 9/15/31	1,250,000	1,249,065
5% 9/15/34	1,300,000	1,295,960
5.15% 8/1/43	485,000	462,884
5.4% 1/15/49	1,161,000	1,135,956
5.5% 9/15/54	1,990,000	1,950,593
5.65% 9/15/64	1,450,000	1,416,614
Sysco Corp.:
2.4% 2/15/30	2,300,000	2,060,325
2.45% 12/14/31	3,100,000	2,667,209
3.3% 7/15/26	584,000	571,178
3.3% 2/15/50	1,700,000	1,221,848
3.75% 10/1/25	1,016,000	1,005,334
6.6% 4/1/40	2,600,000	2,905,441
Target Corp.:
2.25% 4/15/25	15,000,000	14,770,222
3.9% 11/15/47	1,549,000	1,288,021
4% 7/1/42	1,247,000	1,101,045
Walmart, Inc.:
3.625% 12/15/47	2,215,000	1,818,506
3.7% 6/26/28	2,192,000	2,180,605
3.9% 4/15/28	2,000,000	1,995,277
3.95% 9/9/27	2,000,000	2,003,405
4.05% 6/29/48	4,969,000	4,373,963
4.1% 4/15/33	2,000,000	1,979,712
4.3% 4/22/44	1,069,000	999,178
4.5% 4/15/53	2,800,000	2,634,585
5.25% 9/1/35	1,540,000	1,652,042
5.625% 4/1/40	356,000	390,751
5.625% 4/15/41	820,000	893,675
6.5% 8/15/37	1,475,000	1,742,849
		75,483,130
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	6,980,000	6,591,917
4.5% 3/15/49	1,300,000	1,155,766
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000,000	1,770,921
Campbell Soup Co. 4.8% 3/15/48	2,496,000	2,269,626
Conagra Brands, Inc.:
4.85% 11/1/28	2,429,000	2,448,524
5.3% 11/1/38	2,484,000	2,445,611
5.4% 11/1/48	324,000	312,364
General Mills, Inc.:
3% 2/1/51	803,000	537,853
4% 4/17/25	4,100,000	4,072,756
4.2% 4/17/28	3,066,000	3,047,491
4.95% 3/29/33	3,500,000	3,529,848
Kellanova:
3.25% 4/1/26	663,000	649,774
4.3% 5/15/28	1,069,000	1,065,198
4.5% 4/1/46	1,300,000	1,150,968
Kraft Heinz Foods Co.:
3.75% 4/1/30	2,900,000	2,789,602
3.875% 5/15/27	18,800,000	18,538,591
5% 7/15/35	1,700,000	1,724,218
5.5% 6/1/50	2,100,000	2,095,156
6.875% 1/26/39	3,300,000	3,813,613
McCormick & Co., Inc. 4.95% 4/15/33	1,800,000	1,829,352
Mondelez International, Inc.:
1.875% 10/15/32	2,000,000	1,644,806
2.625% 9/4/50	1,900,000	1,204,788
Pilgrim's Pride Corp. 6.25% 7/1/33	3,100,000	3,277,559
The J.M. Smucker Co.:
2.375% 3/15/30	3,800,000	3,393,695
6.5% 11/15/43	3,700,000	4,051,940
Tyson Foods, Inc.:
4% 3/1/26	1,314,000	1,300,723
4.35% 3/1/29	4,604,000	4,551,079
5.1% 9/28/48	3,036,000	2,810,801
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	3,037,110
1.75% 8/12/31	4,100,000	3,475,207
2% 7/28/26	284,000	272,992
3.1% 7/30/25	517,000	510,816
		91,370,665
Household Products - 0.1%
Church & Dwight Co., Inc. 2.3% 12/15/31	3,700,000	3,188,041
Colgate-Palmolive Co.:
3.7% 8/1/47	1,200,000	1,006,622
4% 8/15/45	1,000,000	884,368
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	3,190,283
3.05% 8/15/25	4,000,000	3,942,518
3.2% 4/25/29	3,610,000	3,465,113
3.2% 7/30/46	445,000	332,798
6.625% 8/1/37	1,100,000	1,295,304
Procter & Gamble Co.:
2.45% 11/3/26	3,400,000	3,288,039
2.8% 3/25/27	4,860,000	4,716,206
2.85% 8/11/27	802,000	777,058
3% 3/25/30	8,500,000	8,063,210
		34,149,560
Personal Care Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	4,300,000	3,677,888
4.15% 3/15/47	1,300,000	1,092,294
5.15% 5/15/53	600,000	602,132
Kenvue, Inc.:
4.9% 3/22/33	1,900,000	1,944,102
5.05% 3/22/28	1,900,000	1,952,478
5.05% 3/22/53	2,900,000	2,888,847
		12,157,741
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	2,700,000	2,271,509
3.4% 5/6/30	1,570,000	1,468,980
4% 2/4/61	1,700,000	1,268,041
4.25% 8/9/42	1,744,000	1,465,493
4.8% 2/14/29	2,465,000	2,479,148
5.375% 1/31/44	1,000,000	991,047
5.8% 2/14/39	4,010,000	4,134,950
5.95% 2/14/49	3,554,000	3,662,391
BAT Capital Corp.:
3.462% 9/6/29	3,400,000	3,216,302
3.557% 8/15/27	3,773,000	3,680,508
4.39% 8/15/37	3,200,000	2,854,883
4.54% 8/15/47	6,083,000	4,975,278
4.7% 4/2/27	2,000,000	2,006,150
4.758% 9/6/49	2,900,000	2,428,156
4.906% 4/2/30	2,700,000	2,715,054
6.421% 8/2/33	3,000,000	3,252,966
BAT International Finance PLC:
1.668% 3/25/26	1,000,000	954,454
5.931% 2/2/29	2,460,000	2,581,141
Philip Morris International, Inc.:
2.75% 2/25/26	668,000	650,848
3.375% 8/15/29	2,800,000	2,665,194
3.875% 8/21/42	860,000	711,897
4.125% 3/4/43	5,432,000	4,615,566
4.875% 2/15/28	2,200,000	2,231,017
4.875% 11/15/43	1,069,000	1,005,516
5.125% 11/17/27	2,300,000	2,351,308
5.375% 2/15/33	5,400,000	5,568,723
5.75% 11/17/32	1,600,000	1,693,039
6.375% 5/16/38	258,000	290,617
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,252,472
5.7% 8/15/35	1,000,000	1,023,894
5.85% 8/15/45	756,000	740,485
7.25% 6/15/37	1,287,000	1,460,259
		72,667,286
TOTAL CONSUMER STAPLES		408,173,757
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	3,475,549
5.125% 9/15/40	356,000	349,995
Halliburton Co.:
3.8% 11/15/25	46,000	45,493
4.5% 11/15/41	2,300,000	2,049,888
5% 11/15/45	1,344,000	1,260,335
6.7% 9/15/38	2,780,000	3,172,739
7.45% 9/15/39	267,000	326,001
		10,680,000
Oil, Gas & Consumable Fuels - 1.8%
6297782 LLC:
5.026% 10/1/29 (c)	1,140,000	1,137,480
5.584% 10/1/34 (c)	1,040,000	1,035,505
6.176% 10/1/54 (c)	1,040,000	1,039,422
Apache Corp.:
5.1% 9/1/40	535,000	473,172
5.25% 2/1/42	2,900,000	2,565,886
Boardwalk Pipelines LP:
4.45% 7/15/27	4,900,000	4,874,632
4.95% 12/15/24	846,000	844,222
BP Capital Markets PLC:
3.279% 9/19/27	670,000	652,193
3.723% 11/28/28	9,700,000	9,453,926
Canadian Natural Resources Ltd.:
2.95% 7/15/30	4,300,000	3,893,745
3.9% 2/1/25	335,000	332,991
4.95% 6/1/47	1,141,000	1,018,250
6.25% 3/15/38	1,221,000	1,301,007
Cenovus Energy, Inc.:
2.65% 1/15/32	3,000,000	2,559,596
4.25% 4/15/27	1,693,000	1,674,359
5.4% 6/15/47	997,000	956,519
6.75% 11/15/39	447,000	499,819
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	3,730,000	3,550,295
Cheniere Energy Partners LP 5.95% 6/30/33	4,200,000	4,421,260
Chevron Corp.:
1.554% 5/11/25	1,300,000	1,270,908
2.236% 5/11/30	100,000	89,708
2.954% 5/16/26	1,961,000	1,919,632
2.978% 5/11/40	1,300,000	1,020,209
3.078% 5/11/50	1,300,000	937,189
Chevron U.S.A., Inc.:
4.2% 10/15/49	1,100,000	945,981
4.95% 8/15/47	2,459,000	2,353,361
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	589,657
ConocoPhillips Co.:
4.025% 3/15/62	2,000,000	1,581,306
4.875% 10/1/47	1,400,000	1,349,556
5.05% 9/15/33	6,500,000	6,665,739
5.55% 3/15/54	1,300,000	1,336,143
5.95% 3/15/46	1,069,000	1,151,950
6.5% 2/1/39	3,342,000	3,834,853
Devon Energy Corp.:
5% 6/15/45	4,024,000	3,590,795
5.6% 7/15/41	513,000	500,601
Diamondback Energy, Inc.:
4.25% 3/15/52	3,500,000	2,806,746
5.4% 4/18/34	1,200,000	1,221,405
5.9% 4/18/64	1,400,000	1,405,733
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	2,300,000	1,716,503
Enbridge, Inc.:
3.4% 8/1/51	2,030,000	1,439,081
4.5% 6/10/44	1,000,000	865,197
5.5% 12/1/46	2,582,000	2,579,314
5.625% 4/5/34	3,900,000	4,023,979
5.7% 3/8/33	3,100,000	3,232,364
8.5% 1/15/84 (b)	800,000	876,808
Energy Transfer LP:
3.9% 7/15/26	1,340,000	1,320,040
4.95% 6/15/28	1,681,000	1,698,420
5% 5/15/44 (b)	1,200,000	1,076,596
5% 5/15/50	900,000	798,217
5.15% 2/1/43	1,800,000	1,656,374
5.15% 3/15/45	1,425,000	1,303,808
5.25% 4/15/29	3,400,000	3,475,920
5.3% 4/1/44	1,034,000	965,805
5.4% 10/1/47	980,000	916,293
5.5% 6/1/27	9,800,000	9,992,706
5.75% 2/15/33	3,500,000	3,639,678
5.8% 6/15/38	5,730,000	5,871,533
6% 6/15/48	3,656,000	3,691,815
6.25% 4/15/49	105,000	109,251
6.625% 10/15/36	2,600,000	2,831,640
Enterprise Products Operating LP:
3.125% 7/31/29	1,000,000	947,428
3.2% 2/15/52	1,700,000	1,176,063
3.3% 2/15/53	3,600,000	2,518,273
3.7% 2/15/26	316,000	312,740
3.95% 2/15/27	4,613,000	4,576,023
3.95% 1/31/60	2,310,000	1,773,299
4.2% 1/31/50	2,500,000	2,094,613
4.25% 2/15/48	5,564,000	4,730,043
4.8% 2/1/49	265,000	242,767
4.85% 8/15/42	445,000	418,254
4.85% 3/15/44	891,000	833,213
4.9% 5/15/46	763,000	714,123
4.95% 2/15/35	310,000	311,311
5.35% 1/31/33	3,000,000	3,119,831
5.55% 2/16/55	310,000	315,416
5.7% 2/15/42	356,000	367,492
6.45% 9/1/40	1,000,000	1,118,186
7.55% 4/15/38	356,000	436,281
EOG Resources, Inc. 4.15% 1/15/26	998,000	995,218
EQT Corp.:
3.9% 10/1/27	3,700,000	3,615,296
5.7% 4/1/28	2,071,000	2,127,480
Equinor ASA:
2.375% 5/22/30	2,880,000	2,601,824
3.125% 4/6/30	3,353,000	3,151,726
3.25% 11/18/49	1,250,000	916,430
3.625% 9/10/28	2,153,000	2,106,416
3.7% 4/6/50	3,000,000	2,380,333
3.95% 5/15/43	1,000,000	854,414
5.1% 8/17/40	356,000	356,183
Exxon Mobil Corp.:
3.043% 3/1/26	1,484,000	1,457,578
3.452% 4/15/51	7,600,000	5,778,827
3.482% 3/19/30	12,700,000	12,230,242
3.567% 3/6/45	1,186,000	956,484
4.227% 3/19/40	2,310,000	2,122,039
Hess Corp.:
4.3% 4/1/27	2,800,000	2,780,842
5.6% 2/15/41	606,000	619,681
6% 1/15/40	1,000,000	1,061,740
7.125% 3/15/33	2,500,000	2,847,818
Kinder Morgan Energy Partners LP:
4.7% 11/1/42	677,000	588,811
5% 3/1/43	178,000	160,599
5.4% 9/1/44	2,700,000	2,564,156
5.5% 3/1/44	1,247,000	1,202,527
5.625% 9/1/41	178,000	174,755
6.55% 9/15/40	535,000	572,767
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,766,723
5.2% 6/1/33	6,800,000	6,815,581
5.2% 3/1/48	885,000	815,862
5.3% 12/1/34	1,524,000	1,533,002
5.4% 2/1/34	3,500,000	3,551,999
5.45% 8/1/52	300,000	285,203
5.55% 6/1/45	3,400,000	3,298,195
7.75% 1/15/32	1,000,000	1,159,928
7.8% 8/1/31	1,200,000	1,386,088
Marathon Oil Corp.:
4.4% 7/15/27	3,070,000	3,058,513
5.2% 6/1/45	891,000	854,858
5.7% 4/1/34	1,500,000	1,582,663
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	2,699,696
6.5% 3/1/41	178,000	191,823
MPLX LP:
4.125% 3/1/27	1,685,000	1,666,459
4.7% 4/15/48	3,476,000	2,993,466
4.8% 2/15/29	2,638,000	2,662,930
5% 3/1/33	4,000,000	3,958,303
5.2% 3/1/47	1,091,000	1,016,489
5.5% 2/15/49	1,800,000	1,725,995
5.65% 3/1/53	1,600,000	1,562,650
Occidental Petroleum Corp.:
4.4% 4/15/46	1,000,000	820,457
6.05% 10/1/54	2,680,000	2,725,536
6.375% 9/1/28	6,200,000	6,503,664
7.875% 9/15/31	6,500,000	7,504,270
ONEOK, Inc.:
3.95% 3/1/50	1,590,000	1,206,855
4.25% 9/15/46	980,000	795,904
4.45% 9/1/49	1,110,000	902,404
4.95% 7/13/47	1,043,000	928,735
5% 3/1/26	535,000	535,925
5.2% 7/15/48	538,000	493,796
5.65% 11/1/28	900,000	934,841
6.05% 9/1/33	3,200,000	3,377,409
6.1% 11/15/32	4,500,000	4,778,051
6.35% 1/15/31	5,000,000	5,366,360
6.625% 9/1/53	1,800,000	1,982,558
Ovintiv, Inc.:
6.25% 7/15/33	1,000,000	1,055,794
6.5% 2/1/38	2,591,000	2,751,875
Phillips 66 Co.:
3.15% 12/15/29	4,300,000	4,018,959
3.9% 3/15/28	4,400,000	4,313,799
4.65% 11/15/34	1,000,000	967,716
4.875% 11/15/44	178,000	163,692
5.65% 6/15/54	2,600,000	2,599,068
5.875% 5/1/42	1,693,000	1,767,597
Pioneer Natural Resources Co. 1.9% 8/15/30	3,500,000	3,048,827
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	4,890,000	4,605,175
4.9% 2/15/45	339,000	298,819
6.65% 1/15/37	1,498,000	1,625,383
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	3,200,000	3,166,559
5.875% 6/30/26	8,200,000	8,308,643
Schlumberger Investment SA 5% 6/1/34	1,300,000	1,325,163
Shell International Finance BV:
2.375% 11/7/29	7,700,000	7,033,851
3.125% 11/7/49	3,000,000	2,129,574
3.25% 5/11/25	2,523,000	2,498,161
3.875% 11/13/28	10,100,000	9,989,287
4% 5/10/46	713,000	598,092
4.375% 5/11/45	3,970,000	3,539,586
4.55% 8/12/43	2,800,000	2,620,891
6.375% 12/15/38	748,000	854,099
Spectra Energy Partners LP 3.375% 10/15/26	2,907,000	2,834,081
Suncor Energy, Inc.:
4% 11/15/47	3,021,000	2,338,494
6.8% 5/15/38	1,505,000	1,681,403
6.85% 6/1/39	356,000	397,819
Targa Resources Corp.:
4.95% 4/15/52	1,000,000	884,918
6.125% 3/15/33	6,400,000	6,798,779
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	5,000,000	4,990,552
The Williams Companies, Inc.:
3.5% 11/15/30	4,500,000	4,216,369
3.75% 6/15/27	4,163,000	4,076,977
4.85% 3/1/48	1,722,000	1,545,200
5.4% 3/2/26	4,720,000	4,765,567
5.65% 3/15/33	2,500,000	2,596,537
5.75% 6/24/44	339,000	341,874
TotalEnergies Capital International SA:
3.127% 5/29/50	600,000	426,665
3.455% 2/19/29	3,803,000	3,682,335
3.461% 7/12/49	1,500,000	1,133,335
TotalEnergies Capital SA:
3.883% 10/11/28	7,780,000	7,660,741
5.15% 4/5/34	1,700,000	1,757,576
5.488% 4/5/54	1,700,000	1,754,003
5.638% 4/5/64	1,200,000	1,245,989
TransCanada PipeLines Ltd.:
2.5% 10/12/31	4,700,000	4,099,125
4.75% 5/15/38	378,000	358,661
4.875% 1/15/26	891,000	891,872
4.875% 5/15/48	877,000	805,970
5.1% 3/15/49	1,836,000	1,748,819
6.1% 6/1/40	1,195,000	1,264,401
7.625% 1/15/39	1,700,000	2,069,325
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	3,970,000	3,685,879
3.95% 5/15/50	970,000	763,505
4.45% 8/1/42	2,181,000	1,962,799
4.6% 3/15/48	2,813,000	2,443,873
Valero Energy Corp.:
2.8% 12/1/31	2,100,000	1,833,437
3.4% 9/15/26	2,720,000	2,654,522
4% 4/1/29	1,836,000	1,795,751
4% 6/1/52	1,200,000	916,172
6.625% 6/15/37	966,000	1,067,567
Western Midstream Operating LP:
4.5% 3/1/28	1,000,000	986,216
4.65% 7/1/26	2,900,000	2,885,099
5.45% 4/1/44	2,500,000	2,336,214
5.5% 8/15/48	900,000	825,652
		454,414,509
TOTAL ENERGY		465,094,509
FINANCIALS - 8.4%
Banks - 4.4%
Australia and New Zealand Banking Group Ltd.:
3.7% 11/16/25	944,000	935,931
4.75% 1/18/27	3,700,000	3,739,875
Banco Bilbao Vizcaya Argentaria SA:
6.138% 9/14/28 (b)	1,400,000	1,454,496
7.883% 11/15/34 (b)	600,000	679,261
Banco Santander SA:
1.722% 9/14/27 (b)	7,200,000	6,756,352
1.849% 3/25/26	4,400,000	4,201,694
2.749% 12/3/30	1,400,000	1,218,556
2.958% 3/25/31	4,400,000	3,914,034
3.225% 11/22/32 (b)	1,000,000	861,917
3.8% 2/23/28	1,000,000	971,054
4.175% 3/24/28 (b)	1,000,000	983,232
4.25% 4/11/27	2,600,000	2,568,754
5.294% 8/18/27	1,400,000	1,423,468
5.538% 3/14/30 (b)	2,800,000	2,876,825
6.35% 3/14/34	1,400,000	1,467,124
6.921% 8/8/33	2,200,000	2,383,773
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)	4,000,000	4,017,130
1.658% 3/11/27 (b)	9,900,000	9,451,719
1.734% 7/22/27 (b)	7,800,000	7,399,451
1.898% 7/23/31 (b)	4,200,000	3,595,949
2.015% 2/13/26 (b)	15,400,000	15,174,538
2.087% 6/14/29 (b)	8,400,000	7,689,851
2.299% 7/21/32 (b)	3,700,000	3,149,517
2.456% 10/22/25 (b)	2,600,000	2,588,855
2.482% 9/21/36 (b)	1,900,000	1,574,285
2.572% 10/20/32 (b)	7,000,000	6,054,880
2.651% 3/11/32 (b)	12,800,000	11,230,638
2.676% 6/19/41 (b)	9,300,000	6,796,924
2.687% 4/22/32 (b)	5,100,000	4,479,648
2.831% 10/24/51 (b)	3,893,000	2,608,897
2.884% 10/22/30 (b)	1,100,000	1,010,473
2.972% 7/21/52 (b)	2,700,000	1,871,463
3.194% 7/23/30 (b)	2,934,000	2,746,945
3.248% 10/21/27	3,268,000	3,168,696
3.366% 1/23/26 (b)	8,569,000	8,498,636
3.419% 12/20/28 (b)	19,130,000	18,445,192
3.593% 7/21/28 (b)	1,978,000	1,926,220
3.705% 4/24/28 (b)	1,568,000	1,532,686
3.974% 2/7/30 (b)	2,521,000	2,453,392
4% 1/22/25	1,069,000	1,063,111
4.078% 4/23/40 (b)	5,000,000	4,467,184
4.083% 3/20/51 (b)	8,350,000	7,027,462
4.183% 11/25/27	10,318,000	10,215,162
4.25% 10/22/26	713,000	709,319
4.271% 7/23/29 (b)	7,550,000	7,469,666
4.33% 3/15/50 (b)	2,333,000	2,051,800
4.443% 1/20/48 (b)	2,718,000	2,437,664
4.45% 3/3/26	2,317,000	2,309,028
4.948% 7/22/28 (b)	2,800,000	2,828,790
5% 1/21/44	958,000	953,747
5.202% 4/25/29 (b)	2,000,000	2,043,083
5.288% 4/25/34 (b)	1,800,000	1,846,137
5.425% 8/15/35 (b)	2,140,000	2,144,639
5.872% 9/15/34 (b)	6,700,000	7,120,876
5.875% 2/7/42	409,000	446,667
6.11% 1/29/37	1,224,000	1,329,525
7.75% 5/14/38	2,324,000	2,884,027
Bank of Montreal:
3.088% 1/10/37 (b)	1,000,000	853,310
3.803% 12/15/32 (b)	1,720,000	1,656,490
4.7% 9/14/27	3,700,000	3,736,383
5.266% 12/11/26	4,900,000	4,987,906
Bank of Nova Scotia:
4.5% 12/16/25	2,830,000	2,812,893
4.588% 5/4/37 (b)	1,200,000	1,125,306
4.85% 2/1/30	3,400,000	3,452,831
5.25% 12/6/24	6,500,000	6,496,932
5.25% 6/12/28	3,300,000	3,394,785
Barclays PLC:
2.279% 11/24/27 (b)	4,700,000	4,448,162
2.852% 5/7/26 (b)	300,000	294,898
2.894% 11/24/32 (b)	4,700,000	4,051,948
3.33% 11/24/42 (b)	1,000,000	748,926
3.564% 9/23/35 (b)	2,000,000	1,800,759
4.375% 1/12/26	711,000	706,797
4.836% 5/9/28	1,711,000	1,697,002
4.95% 1/10/47	3,320,000	3,108,108
4.972% 5/16/29 (b)	759,000	761,360
5.088% 6/20/30 (b)	1,000,000	996,249
5.2% 5/12/26	2,580,000	2,586,751
5.25% 8/17/45	998,000	982,951
5.501% 8/9/28 (b)	1,080,000	1,100,932
5.829% 5/9/27 (b)	2,000,000	2,028,163
6.036% 3/12/55 (b)	300,000	319,685
6.224% 5/9/34 (b)	1,800,000	1,912,282
6.49% 9/13/29 (b)	3,000,000	3,177,948
7.119% 6/27/34 (b)	1,900,000	2,084,689
7.437% 11/2/33 (b)	5,400,000	6,153,105
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	1,285,000	1,184,306
6.092% 10/3/33	2,815,000	3,027,655
Citibank NA 4.838% 8/6/29	2,640,000	2,676,308
Citigroup, Inc.:
1.122% 1/28/27 (b)	9,700,000	9,211,556
1.462% 6/9/27 (b)	9,250,000	8,747,745
2.561% 5/1/32 (b)	3,000,000	2,598,681
2.904% 11/3/42 (b)	1,900,000	1,382,205
3.057% 1/25/33 (b)	4,300,000	3,783,607
3.4% 5/1/26	9,800,000	9,619,800
3.52% 10/27/28 (b)	16,306,000	15,807,344
3.668% 7/24/28 (b)	1,351,000	1,317,280
3.7% 1/12/26	1,984,000	1,958,104
3.785% 3/17/33 (b)	5,600,000	5,169,044
3.887% 1/10/28 (b)	802,000	789,060
3.98% 3/20/30 (b)	5,278,000	5,124,307
4.125% 7/25/28	2,752,000	2,706,857
4.3% 11/20/26	2,984,000	2,965,281
4.4% 6/10/25	713,000	709,077
4.412% 3/31/31 (b)	1,800,000	1,770,529
4.6% 3/9/26	1,069,000	1,066,385
4.65% 7/30/45	2,930,000	2,682,218
4.75% 5/18/46	1,403,000	1,268,266
5.3% 5/6/44	356,000	349,687
5.316% 3/26/41 (b)	3,530,000	3,520,068
5.449% 6/11/35 (b)	3,000,000	3,083,095
5.5% 9/13/25	891,000	895,548
5.61% 9/29/26 (b)	4,000,000	4,028,709
5.875% 2/22/33	2,000,000	2,100,048
5.875% 1/30/42	1,298,000	1,390,570
6.27% 11/17/33 (b)	2,500,000	2,708,402
6.625% 6/15/32	1,600,000	1,754,972
6.675% 9/13/43	3,800,000	4,346,259
8.125% 7/15/39	3,263,000	4,246,344
Citizens Financial Group, Inc.:
2.638% 9/30/32	337,000	273,766
5.641% 5/21/37 (b)	500,000	482,713
5.718% 7/23/32 (b)	3,420,000	3,490,840
Comerica, Inc. 3.8% 7/22/26	651,000	634,153
Cooperatieve Rabobank UA:
3.75% 7/21/26	3,431,000	3,357,828
4.375% 8/4/25	853,000	846,857
5.25% 5/24/41	535,000	551,453
5.75% 12/1/43	1,590,000	1,648,090
Cooperatieve Rabobank UA/NY:
3.375% 5/21/25	533,000	527,051
4.8% 1/9/29	3,700,000	3,769,454
Export-Import Bank of Korea:
0.625% 2/9/26	5,100,000	4,838,227
1.125% 12/29/26	2,000,000	1,861,624
2.5% 6/29/41	1,660,000	1,223,473
2.875% 1/21/25	4,215,000	4,185,971
5.125% 9/18/33	4,000,000	4,158,680
Fifth Third Bancorp:
2.55% 5/5/27	4,300,000	4,080,754
5.631% 1/29/32 (b)	1,300,000	1,335,642
6.339% 7/27/29 (b)	1,100,000	1,156,501
6.361% 10/27/28 (b)	3,130,000	3,272,559
8.25% 3/1/38	371,000	460,028
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (b)	4,300,000	4,704,866
2.013% 9/22/28 (b)	1,800,000	1,661,565
2.206% 8/17/29 (b)	5,590,000	5,070,238
2.633% 11/7/25 (b)	9,800,000	9,748,726
2.804% 5/24/32 (b)	5,730,000	4,976,552
2.848% 6/4/31 (b)	1,800,000	1,615,749
4.25% 8/18/25	998,000	989,794
4.292% 9/12/26 (b)	13,003,000	12,904,889
4.375% 11/23/26	3,716,000	3,678,872
4.762% 3/29/33 (b)	2,100,000	2,024,969
5.25% 3/14/44	1,654,000	1,610,872
5.597% 5/17/28 (b)	3,200,000	3,268,824
5.719% 3/4/35 (b)	500,000	521,237
5.887% 8/14/27 (b)	6,300,000	6,432,071
6.1% 1/14/42	1,400,000	1,551,733
6.254% 3/9/34 (b)	6,200,000	6,666,942
6.5% 5/2/36	807,000	863,137
6.5% 9/15/37	2,564,000	2,749,386
6.8% 6/1/38	2,600,000	2,859,872
7.39% 11/3/28 (b)	4,700,000	5,058,885
7.399% 11/13/34 (b)	2,100,000	2,353,097
8.113% 11/3/33 (b)	3,700,000	4,318,138
Huntington Bancshares, Inc.:
4.443% 8/4/28 (b)	2,000,000	1,994,146
5.709% 2/2/35 (b)	1,000,000	1,024,975
6.208% 8/21/29 (b)	1,500,000	1,575,994
Huntington National Bank 4.552% 5/17/28 (b)	3,900,000	3,871,359
ING Groep NV:
1.726% 4/1/27 (b)	2,300,000	2,192,705
2.727% 4/1/32 (b)	2,300,000	2,016,832
3.869% 3/28/26 (b)	4,900,000	4,863,363
4.017% 3/28/28 (b)	1,800,000	1,774,160
4.252% 3/28/33 (b)	1,000,000	959,359
5.55% 3/19/35 (b)	3,200,000	3,296,310
JPMorgan Chase & Co.:
1.47% 9/22/27 (b)	3,400,000	3,193,801
1.578% 4/22/27 (b)	7,261,000	6,908,908
1.953% 2/4/32 (b)	10,000,000	8,445,795
2.069% 6/1/29 (b)	5,500,000	5,033,422
2.545% 11/8/32 (b)	4,100,000	3,545,835
2.58% 4/22/32 (b)	7,281,000	6,373,615
2.739% 10/15/30 (b)	2,600,000	2,380,630
2.95% 10/1/26	4,497,000	4,373,347
2.956% 5/13/31 (b)	5,000,000	4,547,821
2.963% 1/25/33 (b)	12,800,000	11,334,409
3.109% 4/22/51 (b)	300,000	215,727
3.3% 4/1/26	1,604,000	1,574,735
3.328% 4/22/52 (b)	1,500,000	1,118,005
3.509% 1/23/29 (b)	11,000,000	10,646,664
3.54% 5/1/28 (b)	3,030,000	2,954,849
3.882% 7/24/38 (b)	2,572,000	2,294,587
3.9% 7/15/25	3,850,000	3,824,489
3.964% 11/15/48 (b)	1,676,000	1,403,913
4.005% 4/23/29 (b)	1,686,000	1,654,352
4.125% 12/15/26	1,047,000	1,040,144
4.203% 7/23/29 (b)	14,141,000	13,966,393
4.25% 10/1/27	5,400,000	5,388,482
4.323% 4/26/28 (b)	1,500,000	1,493,129
4.565% 6/14/30 (b)	4,100,000	4,102,660
4.586% 4/26/33 (b)	8,600,000	8,489,148
4.85% 2/1/44	2,000,000	1,962,153
4.851% 7/25/28 (b)	6,200,000	6,255,727
4.95% 6/1/45	707,000	691,345
4.995% 7/22/30 (b)	5,000,000	5,091,711
5.294% 7/22/35 (b)	5,000,000	5,131,129
5.35% 6/1/34 (b)	8,500,000	8,769,415
5.5% 10/15/40	1,016,000	1,070,958
5.6% 7/15/41	267,000	285,205
5.625% 8/16/43	891,000	947,062
5.766% 4/22/35 (b)	3,000,000	3,186,423
6.4% 5/15/38	4,660,000	5,393,002
KeyBank NA:
3.4% 5/20/26	711,000	689,244
4.15% 8/8/25	1,000,000	990,573
5% 1/26/33	3,000,000	2,923,818
KeyCorp 4.789% 6/1/33 (b)	1,500,000	1,445,639
Lloyds Banking Group PLC:
1.627% 5/11/27 (b)	3,600,000	3,413,117
4.344% 1/9/48	2,674,000	2,199,139
4.375% 3/22/28	4,000,000	3,968,785
4.582% 12/10/25	420,000	416,787
4.65% 3/24/26	1,533,000	1,523,366
4.976% 8/11/33 (b)	2,500,000	2,481,420
5.721% 6/5/30 (b)	3,100,000	3,215,882
5.871% 3/6/29 (b)	4,000,000	4,143,788
7.953% 11/15/33 (b)	1,900,000	2,198,396
M&T Bank Corp.:
5.053% 1/27/34 (b)	900,000	873,402
7.413% 10/30/29 (b)	1,200,000	1,306,931
Manufacturers & Traders Trust Co. 4.7% 1/27/28	4,700,000	4,669,459
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	8,000,000	7,550,501
2.309% 7/20/32 (b)	7,850,000	6,690,611
2.494% 10/13/32 (b)	1,300,000	1,114,455
3.195% 7/18/29	3,113,000	2,927,229
3.751% 7/18/39	3,286,000	2,875,815
3.85% 3/1/26	1,173,000	1,159,184
4.153% 3/7/39	4,100,000	3,780,685
5.422% 2/22/29 (b)	4,000,000	4,100,732
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	3,712,000	3,504,173
2.226% 5/25/26 (b)	1,600,000	1,567,078
2.26% 7/9/32 (b)	3,800,000	3,199,608
2.591% 5/25/31 (b)	1,400,000	1,246,477
5.382% 7/10/30 (b)	2,970,000	3,053,240
5.594% 7/10/35 (b)	3,000,000	3,110,666
5.748% 7/6/34 (b)	3,000,000	3,151,104
5.778% 7/6/29 (b)	1,500,000	1,558,623
National Australia Bank Ltd.:
4.787% 1/10/29	4,100,000	4,179,987
5.132% 11/22/24	5,820,000	5,816,693
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)	2,600,000	2,607,005
3.754% 11/1/29 (b)	7,840,000	7,813,116
4.445% 5/8/30 (b)	252,000	248,325
4.8% 4/5/26	1,176,000	1,175,897
5.778% 3/1/35 (b)	2,300,000	2,402,746
5.808% 9/13/29 (b)	2,100,000	2,182,335
5.847% 3/2/27 (b)	2,120,000	2,150,691
Oesterreichische Kontrollbank AG 0.375% 9/17/25	2,083,000	1,998,892
PNC Financial Services Group, Inc.:
1.15% 8/13/26	15,000,000	14,073,725
2.2% 11/1/24	3,500,000	3,480,492
5.354% 12/2/28 (b)	2,250,000	2,311,670
5.582% 6/12/29 (b)	2,000,000	2,065,700
5.676% 1/22/35 (b)	2,600,000	2,713,432
5.939% 8/18/34 (b)	5,300,000	5,611,057
Royal Bank of Canada:
2.05% 1/21/27	5,000,000	4,748,911
4.24% 8/3/27	4,200,000	4,199,579
4.65% 1/27/26	2,315,000	2,310,481
4.95% 2/1/29	5,200,000	5,318,980
5% 2/1/33	2,400,000	2,449,158
5% 5/2/33	2,100,000	2,152,864
6% 11/1/27	2,000,000	2,096,127
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	3,800,000	3,566,284
6.174% 1/9/30 (b)	1,800,000	1,865,465
6.565% 6/12/29 (b)	900,000	941,990
Santander UK Group Holdings PLC:
6.534% 1/10/29 (b)	5,600,000	5,870,631
6.833% 11/21/26 (b)	6,400,000	6,525,596
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	1,944,542
2.13% 7/8/30	3,200,000	2,779,780
2.142% 9/23/30	5,967,000	5,150,748
2.174% 1/14/27	8,300,000	7,862,554
2.348% 1/15/25	2,000,000	1,979,199
2.75% 1/15/30	2,000,000	1,816,257
3.05% 1/14/42	4,100,000	3,177,762
3.544% 1/17/28	4,800,000	4,649,279
5.52% 1/13/28	1,600,000	1,648,275
5.558% 7/9/34	1,680,000	1,750,213
5.776% 7/13/33	4,000,000	4,249,436
The Toronto-Dominion Bank:
3.2% 3/10/32	3,700,000	3,331,497
4.108% 6/8/27	5,000,000	4,955,776
4.693% 9/15/27	2,000,000	2,015,242
4.98% 4/5/27	8,400,000	8,514,622
5.264% 12/11/26	4,600,000	4,682,061
5.523% 7/17/28	1,200,000	1,243,342
Truist Financial Corp.:
1.125% 8/3/27	6,000,000	5,456,793
3.875% 3/19/29	5,000,000	4,828,210
4.26% 7/28/26 (b)	5,000,000	4,954,824
5.153% 8/5/32 (b)	1,440,000	1,454,378
5.711% 1/24/35 (b)	5,100,000	5,282,018
5.867% 6/8/34 (b)	1,200,000	1,253,872
U.S. Bancorp:
1.375% 7/22/30	6,900,000	5,807,471
3.1% 4/27/26	6,704,000	6,538,227
3.9% 4/26/28	5,500,000	5,406,688
4.548% 7/22/28 (b)	5,900,000	5,901,969
4.967% 7/22/33 (b)	2,300,000	2,258,565
5.678% 1/23/35 (b)	3,400,000	3,536,942
5.775% 6/12/29 (b)	2,100,000	2,180,511
5.85% 10/21/33 (b)	1,800,000	1,891,081
Wells Fargo & Co.:
2.406% 10/30/25 (b)	11,000,000	10,942,245
3% 10/23/26	3,624,000	3,520,019
3.068% 4/30/41 (b)	7,000,000	5,350,507
3.35% 3/2/33 (b)	6,500,000	5,848,540
3.55% 9/29/25	756,000	746,531
3.9% 5/1/45	849,000	706,706
4.1% 6/3/26	575,000	569,378
4.15% 1/24/29	665,000	657,449
4.4% 6/14/46	1,272,000	1,081,751
4.54% 8/15/26 (b)	10,000,000	9,955,412
4.611% 4/25/53 (b)	6,500,000	5,887,656
4.75% 12/7/46	3,496,000	3,126,643
4.808% 7/25/28 (b)	4,800,000	4,827,687
4.897% 7/25/33 (b)	3,100,000	3,084,903
4.9% 11/17/45	742,000	680,002
5.013% 4/4/51 (b)	3,840,000	3,679,478
5.375% 11/2/43	5,130,000	5,075,578
5.389% 4/24/34 (b)	9,700,000	9,940,826
5.557% 7/25/34 (b)	3,600,000	3,715,205
5.574% 7/25/29 (b)	3,150,000	3,252,800
5.606% 1/15/44	6,636,000	6,720,571
6.491% 10/23/34 (b)	6,200,000	6,827,896
Westpac Banking Corp.:
2.85% 5/13/26	846,000	824,746
2.894% 2/4/30 (b)	6,140,000	6,070,373
3.133% 11/18/41	2,200,000	1,634,012
3.735% 8/26/25	2,000,000	1,983,542
4.043% 8/26/27	6,800,000	6,773,563
4.11% 7/24/34 (b)	1,590,000	1,524,679
4.421% 7/24/39	1,910,000	1,777,682
5.405% 8/10/33 (b)	2,000,000	2,028,125
5.457% 11/18/27	3,500,000	3,617,047
5.535% 11/17/28	2,200,000	2,306,316
6.82% 11/17/33	800,000	892,764
		1,145,221,879
Capital Markets - 1.9%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	834,289
Ameriprise Financial, Inc. 5.15% 5/15/33	1,300,000	1,338,075
Ares Capital Corp.:
2.15% 7/15/26	4,800,000	4,526,560
3.2% 11/15/31	900,000	776,508
3.25% 7/15/25	1,000,000	983,019
3.875% 1/15/26	1,500,000	1,471,320
5.95% 7/15/29	2,300,000	2,343,786
7% 1/15/27	1,500,000	1,556,074
Ares Management Corp. 6.375% 11/10/28	900,000	960,320
Bank of New York Mellon Corp.:
1.05% 10/15/26	10,900,000	10,186,060
1.8% 7/28/31	6,500,000	5,444,525
2.8% 5/4/26	1,004,000	978,191
4.414% 7/24/26 (b)	5,000,000	4,977,077
4.967% 4/26/34 (b)	1,700,000	1,714,174
4.975% 3/14/30 (b)	3,500,000	3,581,502
5.188% 3/14/35 (b)	1,000,000	1,021,418
5.834% 10/25/33 (b)	2,000,000	2,130,484
Blackrock Funding, Inc.:
4.6% 7/26/27	1,620,000	1,643,252
5% 3/14/34	2,100,000	2,166,074
5.35% 1/8/55	1,750,000	1,795,689
BlackRock, Inc. 1.9% 1/28/31	5,500,000	4,741,522
Blackstone Private Credit Fund:
2.7% 1/15/25	4,700,000	4,646,056
4.7% 3/24/25	5,000,000	4,972,686
5.95% 7/16/29 (c)	1,400,000	1,410,212
7.3% 11/27/28 (c)	1,770,000	1,876,262
Blue Owl Capital Corp. 2.875% 6/11/28	4,400,000	4,022,719
Brookfield Finance I PLC / Brookfield Finance, Inc. 2.34% 1/30/32	4,100,000	3,460,006
Brookfield Finance, Inc.:
2.724% 4/15/31	6,700,000	5,931,761
3.9% 1/25/28	2,500,000	2,442,207
5.968% 3/4/54	1,500,000	1,579,637
Cboe Global Markets, Inc. 1.625% 12/15/30	1,600,000	1,358,437
Charles Schwab Corp.:
0.9% 3/11/26	3,900,000	3,685,508
1.65% 3/11/31	4,520,000	3,757,290
2% 3/20/28	1,600,000	1,474,116
2.45% 3/3/27	4,600,000	4,380,511
3.2% 3/2/27	5,100,000	4,947,440
3.85% 5/21/25	1,950,000	1,935,254
4% 2/1/29	2,100,000	2,065,460
5.643% 5/19/29 (b)	1,000,000	1,034,633
6.136% 8/24/34 (b)	1,800,000	1,933,631
CI Financial Corp. 3.2% 12/17/30	3,700,000	3,059,558
CME Group, Inc. 5.3% 9/15/43	1,840,000	1,930,258
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	4,754,573
4.5% 4/1/25	427,000	424,301
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	3,500,000	3,300,974
3.729% 1/14/32 (b)	4,300,000	3,802,423
4.1% 1/13/26	3,886,000	3,835,300
5.706% 2/8/28 (b)	1,400,000	1,423,271
6.119% 7/14/26 (b)	3,000,000	3,018,068
6.819% 11/20/29 (b)	4,570,000	4,862,847
7.079% 2/10/34 (b)	1,200,000	1,269,536
7.146% 7/13/27 (b)	1,600,000	1,659,715
Franklin Resources, Inc. 2.85% 3/30/25	677,000	668,254
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	9,000,000	8,819,778
2.383% 7/21/32 (b)	12,700,000	10,813,608
2.615% 4/22/32 (b)	16,100,000	14,000,860
3.5% 1/23/25	891,000	885,082
3.691% 6/5/28 (b)	7,900,000	7,713,124
3.75% 2/25/26	1,038,000	1,026,123
3.8% 3/15/30	1,644,000	1,585,083
3.85% 1/26/27	5,390,000	5,311,145
4.017% 10/31/38 (b)	4,100,000	3,631,779
4.223% 5/1/29 (b)	17,900,000	17,652,870
4.25% 10/21/25	391,000	388,180
4.411% 4/23/39 (b)	3,500,000	3,233,565
4.75% 10/21/45	2,813,000	2,660,959
5.15% 5/22/45	4,190,000	4,117,459
5.33% 7/23/35 (b)	2,680,000	2,730,378
5.7% 11/1/24	2,000,000	2,000,533
5.95% 1/15/27	2,674,000	2,754,959
6.125% 2/15/33	2,400,000	2,657,469
6.75% 10/1/37	5,170,000	5,827,173
HPS Corporate Lending Fund 6.25% 9/30/29 (c)	1,800,000	1,832,753
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	3,272,805
2.65% 9/15/40	4,020,000	2,948,269
3% 6/15/50	2,892,000	2,005,469
3.75% 12/1/25	1,025,000	1,014,243
4% 9/15/27	4,000,000	3,961,009
4.6% 3/15/33	6,200,000	6,170,068
Invesco Finance PLC 3.75% 1/15/26	3,000,000	2,964,284
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,000,000	851,163
2.75% 10/15/32	2,100,000	1,759,418
4.15% 1/23/30	4,700,000	4,520,203
4.85% 1/15/27	1,100,000	1,102,283
Legg Mason, Inc. 5.625% 1/15/44	700,000	711,071
LPL Holdings, Inc. 6.75% 11/17/28	1,000,000	1,066,486
Moody's Corp.:
2% 8/19/31	1,100,000	933,183
4.25% 8/8/32	1,700,000	1,653,635
4.875% 12/17/48	2,500,000	2,346,646
5% 8/5/34	1,150,000	1,162,699
Morgan Stanley:
1.164% 10/21/25 (b)	8,200,000	8,150,649
1.512% 7/20/27 (b)	6,100,000	5,752,862
1.593% 5/4/27 (b)	17,500,000	16,625,488
1.794% 2/13/32 (b)	5,470,000	4,552,339
2.188% 4/28/26 (b)	2,320,000	2,274,537
2.239% 7/21/32 (b)	16,300,000	13,793,822
3.125% 7/27/26	998,000	972,957
3.591% 7/22/28 (b)	1,515,000	1,472,678
3.7% 10/23/24	1,069,000	1,066,437
3.772% 1/24/29 (b)	20,700,000	20,199,313
3.875% 1/27/26	935,000	925,007
3.95% 4/23/27	8,938,000	8,810,803
3.971% 7/22/38 (b)	1,114,000	992,780
4.21% 4/20/28 (b)	6,700,000	6,639,901
4.3% 1/27/45	356,000	319,343
4.375% 1/22/47	1,978,000	1,769,404
4.457% 4/22/39 (b)	5,218,000	4,896,486
5.042% 7/19/30 (b)	3,500,000	3,559,665
5.123% 2/1/29 (b)	2,500,000	2,543,815
5.164% 4/20/29 (b)	1,400,000	1,426,365
5.173% 1/16/30 (b)	10,200,000	10,408,974
5.25% 4/21/34 (b)	3,500,000	3,559,025
5.297% 4/20/37 (b)	2,500,000	2,479,550
5.32% 7/19/35 (b)	3,500,000	3,575,243
5.597% 3/24/51 (b)	1,100,000	1,170,444
5.948% 1/19/38 (b)	1,100,000	1,139,149
6.296% 10/18/28 (b)	2,000,000	2,102,504
6.342% 10/18/33 (b)	2,000,000	2,189,282
6.375% 7/24/42	4,662,000	5,375,430
7.25% 4/1/32	178,000	208,805
NASDAQ, Inc.:
1.65% 1/15/31	3,450,000	2,891,923
3.85% 6/30/26	1,000,000	989,269
5.35% 6/28/28	2,900,000	2,996,072
5.95% 8/15/53	2,234,000	2,393,282
Nomura Holdings, Inc.:
1.653% 7/14/26	1,000,000	943,192
2.172% 7/14/28	1,300,000	1,179,009
3.103% 1/16/30	6,459,000	5,892,130
5.386% 7/6/27	2,600,000	2,645,470
6.07% 7/12/28	1,000,000	1,043,076
6.181% 1/18/33	1,000,000	1,069,927
Northern Trust Corp.:
1.95% 5/1/30	50,000	44,119
4% 5/10/27	1,100,000	1,095,508
6.125% 11/2/32	1,300,000	1,424,714
S&P Global, Inc.:
2.45% 3/1/27	3,500,000	3,349,165
2.7% 3/1/29	2,100,000	1,962,110
2.9% 3/1/32	6,200,000	5,575,907
3.25% 12/1/49	2,000,000	1,483,648
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	900,000	922,546
State Street Corp.:
1.684% 11/18/27 (b)	5,652,000	5,337,592
2.65% 5/19/26	1,346,000	1,307,442
4.821% 1/26/34 (b)	3,900,000	3,895,127
5.272% 8/3/26	5,800,000	5,890,595
5.684% 11/21/29 (b)	1,400,000	1,466,531
6.123% 11/21/34 (b)	600,000	644,117
UBS AG 5% 7/9/27	1,300,000	1,318,231
UBS AG London Branch 4.5% 6/26/48	2,500,000	2,298,568
UBS Group AG:
4.55% 4/17/26	1,515,000	1,510,025
4.875% 5/15/45	3,199,000	3,020,584
		487,721,573
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	4,000,000	3,812,334
3% 10/29/28	3,750,000	3,507,183
3.4% 10/29/33	2,500,000	2,179,475
3.65% 7/21/27	802,000	780,558
3.85% 10/29/41	2,500,000	2,052,130
3.875% 1/23/28	2,798,000	2,725,012
4.45% 10/1/25	1,756,000	1,745,752
5.3% 1/19/34	3,100,000	3,139,429
6.45% 4/15/27	1,531,000	1,593,048
Ally Financial, Inc.:
4.75% 6/9/27	1,100,000	1,096,052
6.184% 7/26/35 (b)	2,000,000	2,036,871
6.848% 1/3/30 (b)	2,700,000	2,855,504
6.992% 6/13/29 (b)	1,500,000	1,590,908
8% 11/1/31	1,762,000	2,010,218
American Express Co.:
4.05% 12/3/42	1,243,000	1,099,447
4.42% 8/3/33 (b)	1,000,000	976,094
5.282% 7/27/29 (b)	9,500,000	9,758,478
5.284% 7/26/35 (b)	3,000,000	3,065,764
5.85% 11/5/27	2,000,000	2,091,111
Capital One Financial Corp.:
3.3% 10/30/24	3,800,000	3,786,419
3.75% 7/28/26	1,737,000	1,701,681
3.75% 3/9/27	4,135,000	4,050,852
3.8% 1/31/28	2,317,000	2,248,007
4.927% 5/10/28 (b)	2,400,000	2,411,788
4.985% 7/24/26 (b)	5,000,000	4,989,110
5.247% 7/26/30 (b)	4,300,000	4,344,076
5.268% 5/10/33 (b)	1,000,000	995,663
5.817% 2/1/34 (b)	1,000,000	1,021,860
6.051% 2/1/35 (b)	2,300,000	2,387,228
6.377% 6/8/34 (b)	2,300,000	2,443,557
Discover Financial Services 4.5% 1/30/26	3,354,000	3,333,650
Ford Motor Credit Co. LLC:
4% 11/13/30	900,000	829,730
5.85% 5/17/27	2,000,000	2,034,000
6.798% 11/7/28	3,500,000	3,688,774
6.8% 5/12/28	9,045,000	9,489,258
7.122% 11/7/33	2,400,000	2,592,660
John Deere Capital Corp.:
2.65% 6/10/26	891,000	866,284
2.8% 9/8/27	47,000	45,162
3.05% 1/6/28	5,000,000	4,820,550
3.45% 3/13/25	1,850,000	1,835,834
3.45% 3/7/29	2,779,000	2,684,826
4.15% 9/15/27	2,000,000	2,000,827
4.35% 9/15/32	2,000,000	1,990,120
4.7% 6/10/30	5,100,000	5,211,367
4.9% 3/3/28	2,100,000	2,148,014
5.05% 6/12/34	3,740,000	3,847,891
Synchrony Financial:
3.7% 8/4/26	842,000	822,696
5.15% 3/19/29	5,225,000	5,204,055
Toyota Motor Credit Corp.:
1.15% 8/13/27	7,300,000	6,686,646
1.65% 1/10/31	2,100,000	1,773,401
1.9% 4/6/28	1,250,000	1,152,557
2.15% 2/13/30	2,000,000	1,787,263
3% 4/1/25	5,350,000	5,290,277
3.05% 3/22/27	2,500,000	2,430,900
4.45% 6/29/29	2,600,000	2,615,419
4.55% 9/20/27	1,400,000	1,411,578
4.55% 8/9/29	1,120,000	1,129,418
5.55% 11/20/30	4,400,000	4,651,033
		160,869,799
Financial Services - 0.8%
AB Svensk Exportkredit 4.875% 10/4/30	5,000,000	5,224,485
Aon Corp. / Aon Global Holdings PLC:
2.05% 8/23/31	900,000	758,642
2.6% 12/2/31	4,000,000	3,479,849
2.85% 5/28/27	4,500,000	4,328,651
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	2,020,979
4.5% 2/11/43	356,000	347,813
Blue Owl Credit Income Corp.:
4.7% 2/8/27	6,000,000	5,858,799
6.6% 9/15/29 (c)	1,000,000	1,018,592
BP Capital Markets America, Inc.:
3% 2/24/50	5,290,000	3,616,136
3.001% 3/17/52	5,300,000	3,585,888
3.017% 1/16/27	1,693,000	1,644,005
3.06% 6/17/41	3,600,000	2,743,850
3.633% 4/6/30	5,000,000	4,812,997
4.812% 2/13/33	2,700,000	2,700,726
CNH Industrial Capital LLC 5.5% 1/12/29	3,440,000	3,557,818
Corebridge Financial, Inc.:
4.4% 4/5/52	2,000,000	1,661,858
5.75% 1/15/34	1,100,000	1,146,826
6.875% 12/15/52 (b)	1,800,000	1,838,851
DH Europe Finance II SARL:
2.6% 11/15/29	1,500,000	1,382,985
3.25% 11/15/39	2,600,000	2,152,079
3.4% 11/15/49	1,000,000	758,144
Equitable Holdings, Inc. 5% 4/20/48	2,150,000	2,005,665
Fidelity National Information Services, Inc.:
1.15% 3/1/26	5,023,000	4,766,355
2.25% 3/1/31	4,000,000	3,460,744
5.625% 7/15/52	600,000	620,948
Fiserv, Inc.:
2.25% 6/1/27	5,700,000	5,378,623
3.2% 7/1/26	6,500,000	6,346,465
3.5% 7/1/29	2,799,000	2,680,212
4.4% 7/1/49	3,482,000	2,985,024
5.375% 8/21/28	3,050,000	3,147,178
Global Payments, Inc.:
1.2% 3/1/26	7,100,000	6,732,771
2.9% 5/15/30	4,600,000	4,140,803
4.8% 4/1/26	1,000,000	997,583
5.4% 8/15/32	2,600,000	2,651,712
Japan International Cooperation Agency 1.75% 4/28/31	2,622,000	2,250,787
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
3% 5/15/32	2,000,000	1,709,271
5.75% 4/1/33	8,100,000	8,291,638
7.25% 11/15/53 (c)	2,100,000	2,410,672
John Deere Capital Corp. 4.5% 1/8/27	8,200,000	8,273,014
KfW:
0% 4/18/36	13,551,000	8,357,476
0.375% 7/18/25	3,680,000	3,551,675
2% 5/2/25	682,000	670,174
2.5% 11/20/24	5,558,000	5,526,048
2.875% 4/3/28	2,738,000	2,653,380
MasterCard, Inc.:
3.3% 3/26/27	1,600,000	1,568,420
3.8% 11/21/46	677,000	568,661
3.85% 3/26/50	4,600,000	3,818,616
4.85% 3/9/33	1,900,000	1,955,677
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	5,800,000	5,564,707
5.8% 1/15/33	1,700,000	1,815,783
PayPal Holdings, Inc.:
1.65% 6/1/25	4,300,000	4,197,973
2.3% 6/1/30	2,800,000	2,505,457
2.85% 10/1/29	3,160,000	2,942,063
3.25% 6/1/50	1,300,000	937,449
5.25% 6/1/62	1,400,000	1,364,081
Rexford Industrial Realty LP 2.125% 12/1/30	1,300,000	1,109,449
Sixth Street Lending Partners 6.5% 3/11/29 (c)	1,400,000	1,429,923
The Western Union Co.:
2.75% 3/15/31	1,400,000	1,204,012
2.85% 1/10/25	2,130,000	2,110,644
Visa, Inc.:
1.9% 4/15/27	5,100,000	4,833,646
2.05% 4/15/30	13,400,000	12,009,507
2.7% 4/15/40	1,000,000	766,376
2.75% 9/15/27	2,125,000	2,045,533
3.15% 12/14/25	1,606,000	1,581,053
4.3% 12/14/45	2,719,000	2,465,318
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	2,765,079
5.7% 7/15/43	668,000	665,189
		204,472,807
Insurance - 0.7%
AFLAC, Inc.:
3.6% 4/1/30	4,959,000	4,735,639
4% 10/15/46	673,000	557,637
Allstate Corp.:
1.45% 12/15/30	7,877,000	6,527,272
3.28% 12/15/26	841,000	820,176
4.2% 12/15/46	1,348,000	1,146,031
American International Group, Inc.:
3.875% 1/15/35	481,000	444,147
4.2% 4/1/28	3,307,000	3,258,379
4.375% 6/30/50	2,390,000	2,075,278
4.5% 7/16/44	1,582,000	1,412,466
4.7% 7/10/35	1,034,000	990,932
4.75% 4/1/48	923,000	849,819
5.75% 4/1/48 (b)	2,050,000	2,031,533
Aon North America, Inc.:
5.45% 3/1/34	3,100,000	3,207,935
5.75% 3/1/54	3,200,000	3,313,586
Aon PLC:
4.6% 6/14/44	885,000	786,679
4.75% 5/15/45	1,048,000	955,713
Arch Capital Group Ltd. 3.635% 6/30/50	2,400,000	1,813,859
Arthur J. Gallagher & Co.:
5.75% 3/2/53	1,300,000	1,318,781
5.75% 7/15/54	800,000	815,764
6.5% 2/15/34	2,300,000	2,529,207
Assurant, Inc. 4.9% 3/27/28	1,000,000	1,001,289
Athene Holding Ltd.:
3.45% 5/15/52	2,100,000	1,400,868
3.5% 1/15/31	1,100,000	1,012,193
3.95% 5/25/51	1,200,000	892,036
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	4,000,000	2,763,229
3.967% 11/15/46	445,000	384,442
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,300,000	6,235,681
2.85% 10/15/50	3,200,000	2,197,670
3.85% 3/15/52	1,400,000	1,152,239
4.2% 8/15/48	2,116,000	1,897,715
4.25% 1/15/49	1,528,000	1,387,776
4.4% 5/15/42	2,500,000	2,401,054
5.75% 1/15/40	891,000	985,421
Brighthouse Financial, Inc.:
3.7% 6/22/27	1,090,000	1,054,321
3.85% 12/22/51	1,700,000	1,115,268
Brown & Brown, Inc. 4.95% 3/17/52	1,000,000	904,062
Chubb INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	5,091,081
3.05% 12/15/61	700,000	465,244
3.35% 5/3/26	4,752,000	4,667,238
4.35% 11/3/45	713,000	640,169
6.7% 5/15/36	1,100,000	1,276,580
CNA Financial Corp. 5.5% 6/15/33	1,000,000	1,035,727
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	1,800,000	1,781,667
5.625% 8/16/32	1,500,000	1,529,928
6.1% 3/15/55 (c)	670,000	677,674
6.35% 3/22/54 (c)	1,500,000	1,565,650
Globe Life, Inc. 4.8% 6/15/32	1,000,000	972,844
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,156,329
3.6% 8/19/49	1,107,000	842,639
4.4% 3/15/48	1,731,000	1,514,344
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,048,164
4.35% 3/1/48	2,260,000	1,803,610
Manulife Financial Corp.:
4.15% 3/4/26	6,250,000	6,218,486
5.375% 3/4/46	600,000	609,660
Markel Group, Inc.:
3.35% 9/17/29	1,600,000	1,509,217
5% 5/20/49	1,700,000	1,551,733
6% 5/16/54	1,200,000	1,243,427
Marsh & McLennan Companies, Inc.:
2.375% 12/15/31	2,200,000	1,900,276
3.75% 3/14/26	2,000,000	1,978,357
4.2% 3/1/48	868,000	743,341
4.35% 1/30/47	499,000	435,197
4.9% 3/15/49	1,657,000	1,568,806
5.7% 9/15/53	5,180,000	5,506,144
MetLife, Inc.:
4.05% 3/1/45	690,000	583,828
4.125% 8/13/42	2,600,000	2,256,612
4.6% 5/13/46	4,308,000	3,940,814
4.721% 12/15/44 (b)	891,000	818,793
5.375% 7/15/33	2,400,000	2,512,974
5.875% 2/6/41	341,000	363,938
6.4% 12/15/66 (b)	1,800,000	1,893,469
Principal Financial Group, Inc.:
2.125% 6/15/30	1,760,000	1,530,648
4.3% 11/15/46	1,425,000	1,230,586
4.35% 5/15/43	500,000	443,526
Progressive Corp.:
2.45% 1/15/27	2,145,000	2,057,777
3.2% 3/26/30	2,600,000	2,451,812
4.125% 4/15/47	2,390,000	2,052,877
4.2% 3/15/48	1,100,000	953,217
Prudential Financial, Inc.:
3.878% 3/27/28	740,000	726,813
3.905% 12/7/47	2,119,000	1,706,579
3.935% 12/7/49	1,910,000	1,537,415
4.35% 2/25/50	2,633,000	2,281,532
4.418% 3/27/48	1,132,000	983,184
4.6% 5/15/44	1,400,000	1,283,563
5.125% 3/1/52 (b)	1,000,000	974,345
5.7% 12/14/36	68,000	72,566
6% 9/1/52 (b)	2,800,000	2,872,344
6.5% 3/15/54 (b)	1,100,000	1,137,621
Prudential Funding Asia PLC 3.125% 4/14/30	1,200,000	1,115,673
Reinsurance Group of America, Inc.:
3.9% 5/15/29	1,000,000	967,968
3.95% 9/15/26	3,300,000	3,259,982
The Chubb Corp.:
6% 5/11/37	983,000	1,082,185
6.5% 5/15/38	626,000	724,281
The Travelers Companies, Inc.:
4.05% 3/7/48	600,000	511,228
4.1% 3/4/49	800,000	683,831
4.3% 8/25/45	261,000	231,043
6.25% 6/15/37	5,488,000	6,173,766
Unum Group:
4.5% 12/15/49	1,000,000	820,300
6% 6/15/54	1,000,000	1,018,059
Willis Group North America, Inc.:
2.95% 9/15/29	3,000,000	2,772,320
3.875% 9/15/49	1,300,000	1,002,279
4.5% 9/15/28	3,479,000	3,461,771
		176,201,148
TOTAL FINANCIALS		2,174,487,206
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.95% 11/21/26	13,300,000	12,926,490
3.2% 11/21/29	4,000,000	3,790,304
4.05% 11/21/39	9,370,000	8,486,758
4.25% 11/14/28	1,478,000	1,483,506
4.25% 11/21/49	4,700,000	4,097,926
4.3% 5/14/36	1,116,000	1,069,075
4.4% 11/6/42	1,851,000	1,700,542
4.45% 5/14/46	1,247,000	1,129,696
4.55% 3/15/35	3,686,000	3,636,489
4.7% 5/14/45	1,752,000	1,647,027
4.75% 3/15/45	1,128,000	1,071,012
4.8% 3/15/29	3,450,000	3,524,396
4.875% 11/14/48	1,710,000	1,643,814
5.05% 3/15/34	5,000,000	5,152,318
5.4% 3/15/54	3,570,000	3,699,635
Amgen, Inc.:
1.65% 8/15/28	1,200,000	1,080,547
1.9% 2/21/25	2,000,000	1,968,872
2.6% 8/19/26	1,872,000	1,806,602
2.77% 9/1/53	1,460,000	927,505
2.8% 8/15/41	5,000,000	3,694,768
3.125% 5/1/25	356,000	351,359
3.15% 2/21/40	3,890,000	3,022,192
3.375% 2/21/50	2,500,000	1,852,497
4.2% 3/1/33	9,330,000	8,930,473
4.2% 2/22/52	1,500,000	1,242,886
4.4% 5/1/45	1,770,000	1,541,906
4.663% 6/15/51	2,224,000	1,979,476
4.95% 10/1/41	1,200,000	1,143,655
5.15% 3/2/28	5,000,000	5,107,296
5.25% 3/2/33	3,000,000	3,083,031
5.6% 3/2/43	1,700,000	1,737,453
5.65% 3/2/53	10,340,000	10,634,822
Biogen, Inc. 3.15% 5/1/50	3,250,000	2,202,351
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	2,723,053
2.8% 10/1/50	1,600,000	1,050,747
3.65% 3/1/26	1,102,000	1,087,237
4.15% 3/1/47	2,217,000	1,878,903
4.75% 3/1/46	4,393,000	4,069,929
4.8% 4/1/44	3,000,000	2,817,940
5.55% 10/15/53	2,400,000	2,493,718
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,100,000	1,795,291
		125,283,497
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
1.15% 1/30/28	5,000,000	4,546,380
3.75% 11/30/26	7,242,000	7,178,437
4.75% 11/30/36	802,000	811,722
4.9% 11/30/46	2,854,000	2,825,274
5.3% 5/27/40	700,000	738,835
6.15% 11/30/37	1,900,000	2,156,137
Baxter International, Inc.:
1.915% 2/1/27	4,700,000	4,412,603
2.539% 2/1/32	4,700,000	4,014,022
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	1,736,657
3.7% 6/6/27	7,803,000	7,646,234
4.669% 6/6/47	256,000	231,215
4.685% 12/15/44	1,937,000	1,758,861
4.693% 2/13/28	2,400,000	2,413,830
5.081% 6/7/29	6,100,000	6,249,560
Boston Scientific Corp.:
2.65% 6/1/30	1,500,000	1,366,706
4% 3/1/29	1,925,000	1,892,346
4.7% 3/1/49	1,257,000	1,178,853
GE Healthcare Technologies, Inc.:
5.6% 11/15/25	5,100,000	5,141,393
5.65% 11/15/27	1,600,000	1,652,105
5.905% 11/22/32	4,800,000	5,114,445
Medtronic, Inc. 4.625% 3/15/45	3,404,000	3,200,716
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,440,839
2.9% 6/15/50	1,150,000	790,227
3.5% 3/15/26	3,600,000	3,539,849
4.1% 4/1/43	1,300,000	1,122,292
Zimmer Biomet Holdings, Inc.:
2.6% 11/24/31	2,000,000	1,733,225
3.55% 4/1/25	7,228,000	7,156,887
		82,049,650
Health Care Providers & Services - 1.1%
Aetna, Inc.:
4.125% 11/15/42	2,022,000	1,650,822
4.75% 3/15/44	500,000	439,497
6.625% 6/15/36	1,160,000	1,287,630
AHS Hospital Corp. 2.78% 7/1/51	3,500,000	2,339,171
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,020,565
Banner Health:
2.907% 1/1/42	1,500,000	1,127,907
2.913% 1/1/51	2,700,000	1,880,210
Baptist Healthcare System Obli 3.54% 8/15/50	3,000,000	2,284,540
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,529,972
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,090,129
Cencora, Inc. 2.7% 3/15/31	4,100,000	3,634,414
Centene Corp.:
2.5% 3/1/31	700,000	594,250
2.625% 8/1/31	5,000,000	4,241,283
3.375% 2/15/30	5,000,000	4,578,277
4.25% 12/15/27	5,100,000	4,986,270
Children's Hospital Medical Center 4.268% 5/15/44	592,000	535,587
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	1,326,898
Cigna Group:
1.25% 3/15/26	3,645,000	3,463,429
2.375% 3/15/31	1,500,000	1,303,895
2.4% 3/15/30	9,400,000	8,425,846
3.4% 3/15/50	1,000,000	712,882
4.375% 10/15/28	8,532,000	8,484,487
4.8% 8/15/38	4,201,000	4,028,396
4.8% 7/15/46	2,355,000	2,140,041
4.9% 12/15/48	2,618,000	2,405,105
5.6% 2/15/54	800,000	805,388
6.125% 11/15/41	535,000	574,456
CommonSpirit Health:
3.91% 10/1/50	3,000,000	2,383,041
4.35% 11/1/42	356,000	313,876
CVS Health Corp.:
2.7% 8/21/40	5,000,000	3,452,216
3% 8/15/26	1,016,000	984,129
3.75% 4/1/30	3,030,000	2,872,528
4.1% 3/25/25	735,000	731,045
4.125% 4/1/40	1,400,000	1,170,870
4.3% 3/25/28	4,260,000	4,208,683
4.78% 3/25/38	2,600,000	2,388,446
4.875% 7/20/35	553,000	533,539
5% 2/20/26	5,000,000	5,014,451
5% 1/30/29	7,360,000	7,464,375
5.05% 3/25/48	4,884,000	4,329,065
5.125% 7/20/45	4,500,000	4,063,604
5.25% 2/21/33	3,000,000	3,017,997
5.3% 12/5/43	4,832,000	4,535,490
5.4% 6/1/29	2,600,000	2,671,505
5.625% 2/21/53	1,800,000	1,722,959
5.7% 6/1/34	1,000,000	1,024,492
6% 6/1/63	2,600,000	2,583,021
Elevance Health, Inc.:
2.25% 5/15/30	1,000,000	886,673
2.55% 3/15/31	1,000,000	883,536
3.65% 12/1/27	6,799,000	6,652,079
3.7% 9/15/49	1,140,000	876,620
4.375% 12/1/47	6,457,000	5,576,571
4.625% 5/15/42	464,000	425,811
4.65% 1/15/43	356,000	325,786
5.125% 2/15/53	3,300,000	3,143,455
5.375% 6/15/34	1,400,000	1,450,776
5.5% 10/15/32	1,800,000	1,889,712
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	2,400,000	1,928,861
HCA Holdings, Inc.:
3.625% 3/15/32	5,700,000	5,182,148
4.125% 6/15/29	1,540,000	1,502,380
4.5% 2/15/27	5,500,000	5,478,818
4.625% 3/15/52	4,100,000	3,469,163
5.25% 6/15/26	1,499,000	1,504,233
5.25% 6/15/49	3,120,000	2,895,884
5.6% 4/1/34	3,000,000	3,082,919
6% 4/1/54	6,200,000	6,396,819
Humana, Inc.:
1.35% 2/3/27	1,800,000	1,667,437
2.15% 2/3/32	1,900,000	1,575,666
3.95% 3/15/27	5,493,000	5,410,187
4.95% 10/1/44	445,000	404,269
5.75% 4/15/54	2,400,000	2,407,858
5.95% 3/15/34	1,300,000	1,374,582
ICON Investments Six Designated Activity 5.849% 5/8/29	1,340,000	1,400,091
Indiana University Health, Inc. 2.852% 11/1/51	3,600,000	2,484,746
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	1,775,350
Kaiser Foundation Hospitals:
2.81% 6/1/41	1,107,000	837,311
3.266% 11/1/49	1,900,000	1,432,021
4.15% 5/1/47	1,136,000	995,651
4.875% 4/1/42	321,000	314,660
Laboratory Corp. of America Holdings 3.6% 9/1/27	5,700,000	5,547,561
Massachusetts General Brigham, Inc.:
3.342% 7/1/60	1,000,000	717,904
4.117% 7/1/55	624,000	534,303
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	535,000	467,613
5% 7/1/42	1,600,000	1,598,027
MidMichigan Health 3.409% 6/1/50	833,000	617,743
Mount Sinai Hospital 3.737% 7/1/49	1,400,000	983,539
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	540,545
4.063% 8/1/56	469,000	402,482
Novant Health, Inc. 3.168% 11/1/51	2,300,000	1,636,398
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,315,559
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,125,557
Piedmont Healthcare, Inc. 2.719% 1/1/42	2,688,000	1,953,489
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	3,600,000	2,212,403
Quest Diagnostics, Inc. 2.95% 6/30/30	2,850,000	2,613,687
Sabra Health Care LP 3.2% 12/1/31	1,300,000	1,127,558
Sutter Health 3.361% 8/15/50	3,600,000	2,696,841
Trinity Health Corp. 2.632% 12/1/40	1,000,000	738,457
UnitedHealth Group, Inc.:
1.15% 5/15/26	1,800,000	1,707,787
1.25% 1/15/26	1,100,000	1,054,771
2% 5/15/30	1,500,000	1,322,223
2.75% 5/15/40	5,332,000	3,984,062
2.9% 5/15/50	100,000	68,050
3.125% 5/15/60	1,300,000	864,800
3.25% 5/15/51	1,800,000	1,297,722
3.375% 4/15/27	963,000	942,569
3.7% 8/15/49	1,728,000	1,361,676
3.75% 7/15/25	5,080,000	5,049,250
3.75% 10/15/47	1,704,000	1,361,728
3.875% 12/15/28	371,000	365,653
3.875% 8/15/59	1,798,000	1,391,692
4.2% 1/15/47	642,000	553,060
4.25% 1/15/29	5,000,000	5,002,203
4.25% 6/15/48	370,000	319,213
4.375% 3/15/42	2,103,000	1,913,266
4.625% 7/15/35	1,100,000	1,091,078
4.625% 11/15/41	1,000,000	942,355
4.75% 7/15/45	297,000	280,005
4.9% 4/15/31	9,600,000	9,816,191
4.95% 5/15/62	3,100,000	2,891,331
5.05% 4/15/53	4,200,000	4,068,235
5.15% 7/15/34	1,000,000	1,027,516
5.2% 4/15/63	2,100,000	2,033,605
5.25% 2/15/28	2,400,000	2,487,747
5.35% 2/15/33	4,400,000	4,605,050
5.625% 7/15/54	4,000,000	4,178,041
5.8% 3/15/36	1,100,000	1,190,324
5.875% 2/15/53	2,400,000	2,594,685
6.05% 2/15/63	1,000,000	1,097,961
6.625% 11/15/37	1,100,000	1,277,624
Universal Health Services, Inc. 2.65% 10/15/30	2,000,000	1,767,508
West Virginia University Health System Obligated Group 3.129% 6/1/50	1,400,000	954,917
		296,682,316
Life Sciences Tools & Services - 0.1%
Danaher Corp. 4.375% 9/15/45	422,000	384,937
Revvity, Inc. 2.25% 9/15/31	1,900,000	1,600,784
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	788,000	729,182
2.8% 10/15/41	800,000	594,116
4.8% 11/21/27	7,000,000	7,127,957
5.086% 8/10/33	2,400,000	2,475,894
5.3% 2/1/44	1,038,000	1,048,352
5.404% 8/10/43	1,200,000	1,248,651
		15,209,873
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	5,100,000	4,838,445
2.25% 5/28/31	2,100,000	1,830,951
4.875% 3/3/33	4,700,000	4,824,145
AstraZeneca PLC:
3.375% 11/16/25	3,000,000	2,960,850
4.375% 11/16/45	1,344,000	1,225,056
4.375% 8/17/48	2,246,000	2,028,405
6.45% 9/15/37	579,000	667,214
Bayer U.S. Finance II LLC 3.95% 4/15/45 (c)	248,000	183,357
Bristol-Myers Squibb Co.:
2.35% 11/13/40	1,356,000	943,656
3.2% 6/15/26	1,409,000	1,382,578
3.25% 8/1/42	499,000	387,496
3.4% 7/26/29	669,000	642,866
3.7% 3/15/52	1,700,000	1,303,572
3.9% 2/20/28	5,000,000	4,937,785
4.125% 6/15/39	7,803,000	7,066,846
4.25% 10/26/49	3,437,000	2,936,378
4.35% 11/15/47	3,400,000	2,957,897
4.55% 2/20/48	269,000	241,785
4.9% 2/22/29	4,800,000	4,921,753
5.2% 2/22/34	7,200,000	7,468,234
5.55% 2/22/54	4,952,000	5,112,254
Eli Lilly & Co.:
2.25% 5/15/50	800,000	492,184
3.95% 3/15/49	2,610,000	2,221,378
4.2% 8/14/29	2,960,000	2,966,524
4.6% 8/14/34	2,960,000	2,968,306
4.875% 2/27/53	2,200,000	2,154,608
5% 2/9/54	6,900,000	6,871,290
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	3,752,000	4,297,447
Haleon U.S. Capital LLC:
3.375% 3/24/27	2,700,000	2,634,202
3.625% 3/24/32	6,000,000	5,574,396
Johnson & Johnson:
0.55% 9/1/25	100,000	96,222
2.1% 9/1/40	5,228,000	3,686,192
2.45% 3/1/26	997,000	972,589
2.45% 9/1/60	1,600,000	968,064
3.4% 1/15/38	1,663,000	1,462,823
3.5% 1/15/48	5,369,000	4,347,361
3.625% 3/3/37	713,000	650,184
4.5% 12/5/43	1,181,000	1,151,701
4.85% 5/15/41	760,000	771,234
4.9% 6/1/31	300,000	311,615
Merck & Co., Inc.:
2.15% 12/10/31	5,500,000	4,735,321
2.9% 12/10/61	1,600,000	1,000,064
3.6% 9/15/42	1,356,000	1,121,986
3.7% 2/10/45	1,141,000	935,300
3.9% 3/7/39	4,800,000	4,316,060
4% 3/7/49	2,900,000	2,445,632
4.05% 5/17/28	2,000,000	1,999,636
4.5% 5/17/33	3,250,000	3,253,757
5% 5/17/53	3,200,000	3,150,567
Mylan NV 5.2% 4/15/48	2,735,000	2,342,842
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	985,934
2% 2/14/27	1,400,000	1,331,325
2.75% 8/14/50	2,900,000	1,993,734
3% 11/20/25	1,866,000	1,836,211
3.1% 5/17/27	49,000	47,789
3.7% 9/21/42	1,504,000	1,286,105
4% 11/20/45	934,000	816,981
Pfizer Investment Enterprises:
4.45% 5/19/28	7,000,000	7,034,328
4.65% 5/19/30	4,000,000	4,066,593
4.75% 5/19/33	9,300,000	9,350,008
5.11% 5/19/43	3,100,000	3,064,812
5.3% 5/19/53	4,248,000	4,268,869
5.34% 5/19/63	3,900,000	3,870,463
Pfizer, Inc.:
2.55% 5/28/40	4,203,000	3,058,324
2.7% 5/28/50	800,000	535,833
3% 12/15/26	1,195,000	1,164,925
3.45% 3/15/29	12,884,000	12,489,148
3.9% 3/15/39	1,123,000	1,001,469
4% 12/15/36	1,693,000	1,582,838
4.125% 12/15/46	2,472,000	2,133,606
4.2% 9/15/48	1,390,000	1,203,464
4.3% 6/15/43	442,000	398,964
4.4% 5/15/44	747,000	694,440
7.2% 3/15/39	963,000	1,177,610
Royalty Pharma PLC 3.35% 9/2/51	3,800,000	2,566,853
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	160,000	156,515
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	3,710,000	3,257,355
3.025% 7/9/40	3,356,000	2,534,994
3.175% 7/9/50	300,000	208,449
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	504,000	496,837
5.25% 6/15/46	588,000	509,296
Viatris, Inc.:
2.7% 6/22/30	1,780,000	1,566,961
4% 6/22/50	2,280,000	1,616,060
Wyeth LLC 5.95% 4/1/37	1,000,000	1,092,987
Zoetis, Inc.:
3.95% 9/12/47	356,000	291,806
4.7% 2/1/43	3,132,000	2,909,943
		211,362,837
TOTAL HEALTH CARE		730,588,173
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.75% 5/15/28	1,676,000	1,652,086
4.25% 4/1/40	2,170,000	1,980,968
4.25% 4/1/50	900,000	790,207
General Electric Co.:
4.35% 5/1/50	2,400,000	2,123,240
4.5% 3/11/44	5,413,000	4,950,416
Howmet Aerospace, Inc. 5.95% 2/1/37	900,000	975,464
L3Harris Technologies, Inc.:
3.85% 12/15/26	1,330,000	1,311,931
4.4% 6/15/28	5,400,000	5,376,853
5.4% 1/15/27	3,500,000	3,572,929
5.4% 7/31/33	1,000,000	1,030,888
5.6% 7/31/53	1,300,000	1,340,315
Lockheed Martin Corp.:
3.55% 1/15/26	7,985,000	7,888,486
3.8% 3/1/45	1,900,000	1,592,422
4.09% 9/15/52	2,704,000	2,300,786
4.7% 5/15/46	2,789,000	2,651,108
4.75% 2/15/34	3,200,000	3,240,879
4.8% 8/15/34	3,200,000	3,248,190
5.9% 11/15/63	2,000,000	2,237,681
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,444,439
3.85% 4/15/45	335,000	275,380
4.03% 10/15/47	1,456,000	1,215,705
4.4% 5/1/30	4,458,000	4,444,728
4.7% 3/15/33	3,500,000	3,506,084
4.75% 6/1/43	1,713,000	1,604,250
5.2% 6/1/54	2,600,000	2,574,368
RTX Corp.:
1.9% 9/1/31	6,600,000	5,510,939
3.15% 12/15/24	1,586,000	1,569,122
3.75% 11/1/46	186,000	147,576
4.05% 5/4/47	1,448,000	1,196,458
4.15% 5/15/45	3,500,000	2,967,329
4.35% 4/15/47	1,176,000	1,017,741
4.45% 11/16/38	3,300,000	3,072,619
4.5% 6/1/42	1,315,000	1,190,197
4.625% 11/16/48	1,247,000	1,123,276
4.875% 10/15/40	178,000	170,132
5.15% 2/27/33	5,600,000	5,741,627
5.375% 2/27/53	1,400,000	1,400,971
5.4% 5/1/35	1,060,000	1,101,459
5.7% 4/15/40	1,356,000	1,425,146
6.1% 3/15/34	5,300,000	5,769,845
The Boeing Co.:
2.7% 2/1/27	7,286,000	6,906,988
2.95% 2/1/30	1,666,000	1,480,154
3.65% 3/1/47	492,000	337,172
3.95% 8/1/59	2,100,000	1,415,085
5.04% 5/1/27	3,200,000	3,204,240
5.15% 5/1/30	9,470,000	9,445,681
5.705% 5/1/40	10,164,000	9,879,454
5.805% 5/1/50	4,000,000	3,775,380
5.93% 5/1/60	3,100,000	2,928,130
6.298% 5/1/29 (c)	1,500,000	1,566,532
6.388% 5/1/31 (c)	1,600,000	1,685,385
6.528% 5/1/34 (c)	3,000,000	3,177,336
6.858% 5/1/54 (c)	1,580,000	1,701,244
6.875% 3/15/39	588,000	634,958
		144,871,979
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 5/15/41	2,300,000	1,759,431
3.9% 2/1/35	1,052,000	971,697
4.2% 10/17/28	3,000,000	2,980,153
4.25% 5/15/30	1,866,000	1,850,722
4.4% 1/15/47	1,425,000	1,211,519
4.55% 4/1/46	267,000	233,378
4.95% 10/17/48	2,731,000	2,515,766
5.25% 5/15/50	2,143,000	2,073,087
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,282,624
3.4% 11/15/46	473,000	371,533
3.625% 10/1/42	1,100,000	900,807
3.75% 11/15/47	1,102,000	879,668
4.45% 4/1/30	1,840,000	1,858,011
4.875% 3/3/33	7,200,000	7,358,333
5.5% 5/22/54	3,300,000	3,433,322
6.2% 1/15/38	1,645,000	1,845,334
		31,525,385
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	2,700,000	2,660,316
2.493% 2/15/27	2,000,000	1,916,933
2.722% 2/15/30	3,000,000	2,746,006
3.377% 4/5/40	2,702,000	2,179,406
3.577% 4/5/50	2,550,000	1,953,193
5.9% 3/15/34	1,620,000	1,747,488
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	6,320,000	5,421,801
2% 9/16/31	1,000,000	837,528
Masco Corp.:
2% 2/15/31	2,500,000	2,116,768
3.125% 2/15/51	1,200,000	819,514
Owens Corning:
4.3% 7/15/47	1,600,000	1,327,188
5.95% 6/15/54	1,000,000	1,033,548
		24,759,689
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.75% 2/15/32	2,300,000	1,894,698
2.9% 7/1/26	7,752,000	7,539,093
3.2% 3/15/25	1,509,000	1,493,609
3.95% 5/15/28	1,872,000	1,847,911
5% 12/15/33	2,100,000	2,137,430
5.2% 11/15/34	2,500,000	2,575,575
Veralto Corp.:
5.35% 9/18/28 (c)	1,700,000	1,752,628
5.45% 9/18/33 (c)	600,000	620,040
Waste Management, Inc.:
2.5% 11/15/50	3,280,000	2,086,166
4.15% 4/15/32	3,700,000	3,614,398
4.15% 7/15/49	462,000	402,229
		25,963,777
Electrical Equipment - 0.0%
Emerson Electric Co. 2.75% 10/15/50	2,800,000	1,882,063
Hubbell, Inc. 3.15% 8/15/27	2,200,000	2,115,841
Regal Rexnord Corp. 6.4% 4/15/33	2,700,000	2,865,289
		6,863,193
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	2,100,000	1,462,082
3.25% 6/15/27	36,000	35,136
3.9% 8/1/46	827,000	685,984
4.05% 6/15/48	3,755,000	3,181,698
4.125% 6/15/47	508,000	437,004
4.15% 4/1/45	303,000	262,265
4.375% 9/1/42	802,000	727,763
4.45% 1/15/53	2,000,000	1,792,181
4.55% 9/1/44	535,000	490,749
4.7% 9/1/45	418,000	390,282
4.9% 4/1/44	713,000	687,483
5.15% 9/1/43	2,203,000	2,216,488
5.2% 4/15/54	1,000,000	1,004,901
5.75% 5/1/40	1,100,000	1,169,872
6.15% 5/1/37	2,400,000	2,691,596
Canadian National Railway Co.:
2.45% 5/1/50	1,500,000	942,334
3.2% 8/2/46	588,000	442,713
3.65% 2/3/48	1,127,000	908,905
4.4% 8/5/52	1,400,000	1,261,151
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,000,000	7,549,582
2.45% 12/2/31	3,800,000	3,286,553
3.1% 12/2/51	1,800,000	1,252,279
3.5% 5/1/50	2,100,000	1,583,002
4.2% 11/15/69	1,100,000	870,671
4.8% 8/1/45	1,500,000	1,404,540
CSX Corp.:
2.5% 5/15/51	85,000	52,730
3.25% 6/1/27	91,000	88,715
3.35% 11/1/25	4,900,000	4,828,400
3.8% 11/1/46	1,019,000	825,227
3.95% 5/1/50	637,000	526,066
4.1% 11/15/32	5,000,000	4,843,923
4.1% 3/15/44	1,207,000	1,042,137
4.25% 3/15/29	3,300,000	3,293,681
4.3% 3/1/48	1,600,000	1,394,242
4.5% 3/15/49	2,229,000	1,995,954
4.5% 11/15/52	2,000,000	1,801,015
4.75% 11/15/48	1,032,000	960,926
Norfolk Southern Corp.:
2.3% 5/15/31	1,000,000	874,127
3.65% 8/1/25	2,139,000	2,115,062
3.8% 8/1/28	1,740,000	1,709,741
3.95% 10/1/42	339,000	286,027
4.05% 8/15/52	1,234,000	1,007,562
4.1% 5/15/21	1,300,000	990,501
4.15% 2/28/48	4,436,000	3,739,950
4.65% 1/15/46	582,000	528,083
5.35% 8/1/54	3,700,000	3,712,295
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,713,106
2.75% 3/1/26	1,187,000	1,157,432
2.891% 4/6/36	7,001,000	5,908,880
2.973% 9/16/62	1,700,000	1,064,486
3% 4/15/27	891,000	863,322
3.25% 2/5/50	2,100,000	1,539,629
3.6% 9/15/37	588,000	516,355
3.799% 10/1/51	499,000	400,002
3.799% 4/6/71	4,483,000	3,336,300
3.839% 3/20/60	2,844,000	2,201,887
4.95% 5/15/53	2,500,000	2,441,257
6.625% 2/1/29	3,500,000	3,835,238
		98,331,472
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	4,092,000	4,035,552
2.875% 10/15/27	12,000	11,484
3.05% 4/15/30	8,000,000	7,487,413
3.125% 9/19/46	492,000	353,234
3.25% 8/26/49	108,000	78,189
4% 9/14/48	2,000,000	1,699,405
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,756,421
1.95% 6/1/30	100,000	88,195
2.5% 11/1/26	1,276,000	1,231,750
2.7% 8/15/29	3,500,000	3,271,327
2.8% 6/1/50	2,800,000	1,934,401
3.812% 11/21/47	249,000	204,351
4.25% 1/15/29	4,300,000	4,330,615
4.7% 2/1/30	1,880,000	1,911,960
4.875% 9/1/29	1,600,000	1,642,149
5% 2/15/33	2,000,000	2,058,302
5% 3/1/35	2,780,000	2,851,995
5.25% 3/1/54	1,600,000	1,623,856
Trane Technologies Financing Ltd.:
3.8% 3/21/29	2,557,000	2,491,080
4.65% 11/1/44	1,069,000	982,555
		40,044,234
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.7% 1/8/27	5,500,000	5,195,186
2.4% 8/9/26	508,000	489,858
3.6% 8/12/27	2,000,000	1,973,410
Caterpillar, Inc.:
2.6% 4/9/30	10,300,000	9,461,733
3.25% 9/19/49	1,973,000	1,466,707
3.803% 8/15/42	445,000	379,684
5.3% 9/15/35	1,247,000	1,341,456
Cummins, Inc.:
1.5% 9/1/30	3,890,000	3,326,325
5.45% 2/20/54	1,500,000	1,539,861
Deere & Co.:
2.875% 9/7/49	2,470,000	1,735,953
5.375% 10/16/29	1,278,000	1,345,926
Eaton Corp.:
4% 11/2/32	4,139,000	3,990,236
4.15% 3/15/33	2,000,000	1,944,236
4.15% 11/2/42	339,000	300,873
Illinois Tool Works, Inc. 3.9% 9/1/42	2,300,000	1,986,581
Ingersoll Rand, Inc.:
5.176% 6/15/29	3,000,000	3,077,519
5.45% 6/15/34	1,300,000	1,352,035
5.7% 8/14/33	1,400,000	1,476,764
Otis Worldwide Corp.:
2.293% 4/5/27	1,400,000	1,326,188
2.565% 2/15/30	3,000,000	2,709,373
3.362% 2/15/50	400,000	293,483
5.25% 8/16/28	1,900,000	1,955,240
Parker Hannifin Corp.:
3.25% 3/1/27	1,007,000	978,995
4% 6/14/49	900,000	744,637
4.1% 3/1/47	1,009,000	848,961
4.25% 9/15/27	5,100,000	5,073,591
4.5% 9/15/29	2,200,000	2,204,512
Stanley Black & Decker, Inc.:
2.3% 3/15/30	6,550,000	5,779,594
5.2% 9/1/40	500,000	490,611
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	2,600,000	2,536,147
		67,325,675
Passenger Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	2,499,710	2,162,170
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	906,280	851,495
Southwest Airlines Co.:
2.625% 2/10/30	1,000,000	894,493
5.25% 5/4/25	7,660,000	7,660,953
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	76,647	73,252
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	1,627,200	1,607,003
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	2,248,611	2,323,762
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,062,626	997,541
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	399,971	398,668
		16,969,337
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	1,247,000	1,219,101
5.5% 8/15/35	1,400,000	1,457,684
		2,676,785
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/32	1,700,000	1,472,098
3.125% 12/1/30	1,120,000	1,012,370
3.375% 7/1/25	2,000,000	1,971,307
3.625% 12/1/27	4,145,000	4,018,124
3.75% 6/1/26	3,707,000	3,637,016
5.2% 7/15/31	2,500,000	2,518,662
GATX Corp.:
6.05% 6/5/54	1,000,000	1,047,371
6.9% 5/1/34	3,400,000	3,834,529
		19,511,477
TOTAL INDUSTRIALS		478,843,003
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.5% 9/20/26	91,000	88,128
3.5% 6/15/25	761,000	754,287
4.8% 2/26/27	5,500,000	5,589,110
4.85% 2/26/29	2,500,000	2,568,409
5.05% 2/26/34	2,500,000	2,590,060
5.3% 2/26/54	2,900,000	2,993,934
5.9% 2/15/39	4,673,000	5,170,511
Motorola Solutions, Inc.:
4.6% 5/23/29	3,900,000	3,910,337
5.5% 9/1/44	1,400,000	1,411,491
		25,076,267
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
2.8% 2/15/30	2,300,000	2,113,119
5.25% 4/5/34	1,700,000	1,749,201
Corning, Inc.:
3.9% 11/15/49	3,700,000	2,969,919
4.75% 3/15/42	891,000	822,566
5.35% 11/15/48	1,000,000	990,761
Dell International LLC/EMC Corp.:
5.3% 10/1/29	6,046,000	6,242,897
8.1% 7/15/36	3,200,000	3,936,563
8.35% 7/15/46	1,049,000	1,398,235
Tyco Electronics Group SA:
2.5% 2/4/32	1,500,000	1,316,256
7.125% 10/1/37	441,000	529,622
Vontier Corp.:
1.8% 4/1/26	1,300,000	1,236,346
2.4% 4/1/28	1,300,000	1,189,045
		24,494,530
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	5,500,000	5,247,175
3.569% 12/1/31	800,000	720,879
5.55% 8/22/34	1,090,000	1,099,156
IBM Corp.:
1.95% 5/15/30	2,400,000	2,099,397
2.95% 5/15/50	1,500,000	1,006,343
3.5% 5/15/29	111,000	107,013
4% 6/20/42	5,900,000	5,052,017
4.15% 7/27/27	7,000,000	6,975,187
4.15% 5/15/39	353,000	316,977
4.25% 5/15/49	8,481,000	7,215,006
4.7% 2/19/46	882,000	809,809
4.9% 7/27/52	1,000,000	936,793
		31,585,752
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 4.393% 6/1/52	600,000	549,453
Analog Devices, Inc.:
2.8% 10/1/41	3,500,000	2,579,600
3.5% 12/5/26	1,500,000	1,475,715
Applied Materials, Inc.:
2.75% 6/1/50	1,200,000	819,970
4.35% 4/1/47	2,303,000	2,093,381
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	4,847,000	4,690,818
3.875% 1/15/27	3,047,000	3,005,103
Broadcom, Inc.:
2.45% 2/15/31 (c)	3,200,000	2,792,112
2.6% 2/15/33 (c)	3,600,000	3,017,858
3.137% 11/15/35 (c)	1,000,000	835,988
3.15% 11/15/25	4,600,000	4,514,670
3.419% 4/15/33 (c)	2,500,000	2,227,546
3.459% 9/15/26	3,250,000	3,182,310
3.469% 4/15/34 (c)	3,397,000	3,001,659
3.5% 2/15/41 (c)	2,900,000	2,317,079
3.75% 2/15/51 (c)	5,800,000	4,508,633
4.3% 11/15/32	1,700,000	1,641,846
4.75% 4/15/29	3,167,000	3,191,039
5% 4/15/30	4,750,000	4,883,157
5.15% 11/15/31	3,330,000	3,401,805
Intel Corp.:
3.05% 8/12/51	1,100,000	683,383
3.15% 5/11/27	4,300,000	4,117,409
3.25% 11/15/49	2,050,000	1,332,385
3.734% 12/8/47	583,000	416,079
3.75% 8/5/27	1,400,000	1,359,354
3.9% 3/25/30	4,700,000	4,462,711
4.1% 5/19/46	1,247,000	963,263
4.1% 5/11/47	428,000	329,399
4.6% 3/25/40	1,869,000	1,649,046
4.75% 3/25/50	8,091,000	6,788,278
4.875% 2/10/28	3,000,000	2,997,490
4.95% 3/25/60	1,000,000	843,654
5.05% 8/5/62	2,500,000	2,101,801
5.2% 2/10/33	12,260,000	12,211,830
5.7% 2/10/53	2,210,000	2,113,532
KLA Corp.:
4.65% 7/15/32	3,900,000	3,938,494
4.7% 2/1/34	2,000,000	2,011,308
5.25% 7/15/62	1,300,000	1,301,866
Lam Research Corp. 2.875% 6/15/50	2,800,000	1,913,562
Marvell Technology, Inc.:
2.45% 4/15/28	2,600,000	2,403,083
5.95% 9/15/33	1,000,000	1,062,149
Micron Technology, Inc.:
3.477% 11/1/51	1,500,000	1,065,881
5.327% 2/6/29	2,750,000	2,816,341
5.375% 4/15/28	2,800,000	2,862,581
5.875% 9/15/33	1,400,000	1,474,753
6.75% 11/1/29	800,000	870,550
NVIDIA Corp.:
2% 6/15/31	1,200,000	1,048,623
2.85% 4/1/30	88,000	82,515
3.5% 4/1/40	1,000,000	865,741
3.5% 4/1/50	3,900,000	3,160,196
NXP BV/NXP Funding LLC 5.55% 12/1/28	1,300,000	1,340,521
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	2,200,000	1,887,248
3.25% 5/11/41	1,700,000	1,277,193
4.3% 6/18/29	4,080,000	3,999,032
Qualcomm, Inc.:
1.65% 5/20/32	4,500,000	3,686,102
2.15% 5/20/30	1,100,000	983,937
3.25% 5/20/27	20,000	19,508
4.3% 5/20/47	1,800,000	1,602,812
4.65% 5/20/35	1,200,000	1,210,341
4.8% 5/20/45	2,790,000	2,695,903
5.4% 5/20/33	2,200,000	2,353,676
Texas Instruments, Inc.:
2.9% 11/3/27	2,000,000	1,926,900
4.15% 5/15/48	1,613,000	1,412,039
4.6% 2/15/28	5,000,000	5,072,803
5% 3/14/53	1,300,000	1,285,807
5.05% 5/18/63	1,400,000	1,376,686
		156,107,507
Software - 0.5%
Microsoft Corp.:
2.5% 9/15/50	1,800,000	1,183,338
2.525% 6/1/50	4,290,000	2,857,321
2.675% 6/1/60	1,815,000	1,177,912
2.7% 2/12/25	61,000	60,434
2.921% 3/17/52	15,678,000	11,346,388
3.041% 3/17/62	736,000	515,647
3.3% 2/6/27	2,000,000	1,968,955
3.45% 8/8/36	518,000	473,743
3.5% 11/15/42	1,000,000	865,615
4.1% 2/6/37	2,900,000	2,847,941
4.2% 11/3/35	3,800,000	3,799,495
Oracle Corp.:
2.5% 4/1/25	3,370,000	3,318,230
2.65% 7/15/26	1,604,000	1,548,755
2.8% 4/1/27	17,700,000	17,011,559
2.875% 3/25/31	5,200,000	4,653,164
3.6% 4/1/50	500,000	365,049
3.65% 3/25/41	4,000,000	3,195,028
3.85% 7/15/36	1,805,000	1,587,007
3.85% 4/1/60	3,600,000	2,600,943
3.9% 5/15/35	8,200,000	7,402,492
3.95% 3/25/51	5,200,000	4,020,991
4% 7/15/46	1,746,000	1,389,452
4% 11/15/47	4,491,000	3,548,717
4.1% 3/25/61	1,520,000	1,147,922
4.125% 5/15/45	535,000	436,463
4.3% 7/8/34	1,691,000	1,598,906
4.375% 5/15/55	2,781,000	2,284,605
5.375% 7/15/40	8,098,000	8,007,402
6.25% 11/9/32	4,100,000	4,467,618
6.9% 11/9/52	1,500,000	1,747,151
Roper Technologies, Inc.:
1% 9/15/25	1,810,000	1,741,418
1.4% 9/15/27	144,000	131,804
1.75% 2/15/31	1,860,000	1,550,624
2% 6/30/30	3,360,000	2,915,624
3.8% 12/15/26	1,515,000	1,492,959
4.9% 10/15/34	2,420,000	2,397,947
Salesforce, Inc.:
2.7% 7/15/41	2,100,000	1,542,183
2.9% 7/15/51	4,300,000	2,917,039
VMware, Inc.:
1.4% 8/15/26	8,200,000	7,713,235
4.65% 5/15/27	2,400,000	2,403,517
		122,234,593
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
0.7% 2/8/26	700,000	666,067
1.125% 5/11/25	2,000,000	1,951,898
1.7% 8/5/31	2,700,000	2,307,863
2.2% 9/11/29	6,000,000	5,501,489
2.375% 2/8/41	5,500,000	4,009,912
2.4% 8/20/50	1,000,000	644,052
2.45% 8/4/26	3,672,000	3,555,835
2.55% 8/20/60	3,400,000	2,239,021
2.85% 8/5/61	8,100,000	5,365,244
2.9% 9/12/27	2,004,000	1,941,163
2.95% 9/11/49	2,630,000	1,895,724
3% 11/13/27	1,782,000	1,733,275
3.2% 5/13/25	1,870,000	1,852,551
3.2% 5/11/27	8,593,000	8,419,106
3.75% 11/13/47	1,243,000	1,043,382
3.85% 5/4/43	4,217,000	3,724,316
4.1% 8/8/62	1,600,000	1,376,942
4.25% 2/9/47	445,000	409,918
4.3% 5/10/33	400,000	407,899
4.375% 5/13/45	836,000	786,672
4.5% 2/23/36	1,651,000	1,687,996
4.65% 2/23/46	10,307,000	10,094,294
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,737,000	1,735,872
6.2% 10/15/35 (b)	776,000	835,243
6.35% 10/15/45 (b)	1,669,000	1,792,492
HP, Inc.:
2.2% 6/17/25	2,800,000	2,736,399
3.4% 6/17/30	5,820,000	5,461,632
6% 9/15/41	1,367,000	1,440,418
		75,616,675
TOTAL INFORMATION TECHNOLOGY		435,115,324
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,451,034
2.7% 5/15/40	1,561,000	1,167,440
4.6% 2/8/29	6,500,000	6,609,586
Albemarle Corp. 5.65% 6/1/52	1,100,000	997,109
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,200,000	2,270,114
6.35% 11/15/28	800,000	841,691
6.379% 7/15/32	2,600,000	2,748,311
6.7% 11/15/33	800,000	864,800
CF Industries Holdings, Inc. 5.375% 3/15/44	2,000,000	1,917,338
DuPont de Nemours, Inc.:
4.725% 11/15/28	1,056,000	1,071,238
5.319% 11/15/38	2,238,000	2,402,016
5.419% 11/15/48	1,000,000	1,085,989
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	2,694,084
4.65% 10/15/44	535,000	471,564
5.625% 2/20/34	1,200,000	1,235,325
5.75% 3/8/33	600,000	624,913
Ecolab, Inc.:
2.7% 11/1/26	1,176,000	1,136,404
2.7% 12/15/51	2,800,000	1,830,795
2.75% 8/18/55	73,000	47,066
3.95% 12/1/47	593,000	506,282
4.8% 3/24/30	1,745,000	1,784,636
Huntsman International LLC 4.5% 5/1/29	1,100,000	1,071,120
International Flavors & Fragrances, Inc. 5% 9/26/48	1,500,000	1,347,309
Linde, Inc.:
3.2% 1/30/26	1,130,000	1,110,891
3.55% 11/7/42	856,000	708,417
LYB International Finance BV 4.875% 3/15/44	1,743,000	1,582,675
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,253,292
LYB International Finance III LLC:
3.375% 10/1/40	2,400,000	1,847,831
4.2% 10/15/49	1,500,000	1,197,333
LyondellBasell Industries NV 4.625% 2/26/55	2,067,000	1,754,094
Nutrien Ltd.:
2.95% 5/13/30	2,600,000	2,392,441
4% 12/15/26	2,032,000	2,007,837
4.9% 6/1/43	400,000	370,081
5% 4/1/49	1,605,000	1,476,474
5.25% 1/15/45	624,000	598,003
5.625% 12/1/40	321,000	324,196
5.8% 3/27/53	1,000,000	1,030,476
PPG Industries, Inc. 1.2% 3/15/26	3,600,000	3,414,333
RPM International, Inc. 4.55% 3/1/29	3,000,000	2,980,021
Sherwin-Williams Co.:
2.95% 8/15/29	5,000,000	4,655,329
3.45% 6/1/27	6,613,000	6,447,095
4.5% 6/1/47	1,520,000	1,347,086
4.8% 9/1/31	1,600,000	1,609,919
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	4,113,938
3.6% 11/15/50	283,000	206,745
4.25% 10/1/34	1,300,000	1,227,961
4.375% 11/15/42	869,000	748,587
4.8% 11/30/28	1,524,000	1,545,183
4.8% 5/15/49	1,277,000	1,134,897
5.6% 2/15/54	1,200,000	1,204,874
6.9% 5/15/53	1,800,000	2,085,193
9.4% 5/15/39	535,000	734,960
The Mosaic Co.:
4.05% 11/15/27	2,727,000	2,679,457
5.45% 11/15/33	500,000	510,285
5.625% 11/15/43	668,000	662,852
Westlake Corp.:
3.375% 6/15/30	1,600,000	1,496,949
3.6% 8/15/26	10,080,000	9,879,925
5% 8/15/46	356,000	324,287
		105,840,081
Construction Materials - 0.0%
CRH America Finance, Inc. 5.4% 5/21/34	2,000,000	2,060,197
Martin Marietta Materials, Inc.:
3.2% 7/15/51	1,000,000	696,258
4.25% 12/15/47	1,400,000	1,185,954
		3,942,409
Containers & Packaging - 0.1%
Amcor Group Finance 5.45% 5/23/29	5,000,000	5,142,589
Avery Dennison Corp. 4.875% 12/6/28	3,100,000	3,137,488
International Paper Co.:
4.4% 8/15/47	854,000	731,456
5% 9/15/35	2,600,000	2,605,690
5.15% 5/15/46	2,281,000	2,170,530
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (c)	3,600,000	3,702,312
WRKCo, Inc. 3% 6/15/33	2,820,000	2,461,161
		19,951,226
Metals & Mining - 0.3%
ArcelorMittal SA:
6.35% 6/17/54	1,400,000	1,408,009
6.8% 11/29/32	3,500,000	3,830,776
Barrick Gold Corp. 5.25% 4/1/42	802,000	790,260
Barrick North America Finance LLC 5.7% 5/30/41	2,354,000	2,428,902
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	1,000,000	1,056,999
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	3,615,000	3,540,463
5.25% 9/8/33	4,850,000	5,004,888
Freeport-McMoRan, Inc.:
4.375% 8/1/28	5,673,000	5,594,767
4.625% 8/1/30	2,300,000	2,274,956
Newmont Corp.:
2.25% 10/1/30	1,100,000	975,446
4.875% 3/15/42	700,000	674,436
5.45% 6/9/44	1,141,000	1,151,686
6.25% 10/1/39	2,100,000	2,323,630
Newmont Corp. / Newcrest Finance Pty Ltd.:
3.25% 5/13/30 (c)	1,100,000	1,030,324
5.35% 3/15/34 (c)	1,300,000	1,345,061
Nucor Corp.:
2.979% 12/15/55	2,013,000	1,279,063
3.125% 4/1/32	1,000,000	902,518
4.3% 5/23/27	1,800,000	1,798,797
Rio Tinto Alcan, Inc. 7.25% 3/15/31	800,000	911,095
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	3,917,000	3,950,585
7.125% 7/15/28	2,166,000	2,372,544
Rio Tinto Finance (U.S.A.) PLC 5.125% 3/9/53	1,000,000	993,321
Southern Copper Corp.:
3.875% 4/23/25	2,654,000	2,627,460
5.25% 11/8/42	1,029,000	996,072
5.875% 4/23/45	3,010,000	3,091,120
Vale Overseas Ltd.:
3.75% 7/8/30	5,900,000	5,507,945
6.125% 6/12/33	300,000	314,175
6.4% 6/28/54	1,000,000	1,020,000
6.875% 11/21/36	1,700,000	1,864,156
Vale SA 5.625% 9/11/42	1,176,000	1,176,941
		62,236,395
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	3,800,000	3,409,360
3.125% 1/15/32	1,300,000	1,106,950
6% 1/15/29	1,400,000	1,430,450
		5,946,760
TOTAL MATERIALS		197,916,871
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	2,000,000	1,624,877
3% 5/18/51	2,250,000	1,431,140
3.55% 3/15/52	1,500,000	1,061,481
4.5% 7/30/29	1,900,000	1,883,876
4.85% 4/15/49	2,300,000	2,038,443
American Homes 4 Rent LP:
3.375% 7/15/51	400,000	274,709
5.5% 7/15/34	2,100,000	2,142,193
American Tower Corp.:
1.3% 9/15/25	900,000	866,067
2.1% 6/15/30	1,500,000	1,305,214
3.1% 6/15/50	1,500,000	1,022,365
3.55% 7/15/27	4,824,000	4,683,080
3.6% 1/15/28	511,000	494,152
3.8% 8/15/29	5,241,000	5,030,647
5.55% 7/15/33	4,500,000	4,664,953
AvalonBay Communities, Inc.:
2.45% 1/15/31	2,000,000	1,760,798
2.95% 5/11/26	4,800,000	4,676,508
3.45% 6/1/25	8,100,000	8,007,777
5.3% 12/7/33	1,100,000	1,131,294
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,188,070
2.9% 3/15/30	396,000	349,394
3.25% 1/30/31	800,000	704,313
3.4% 6/21/29	3,600,000	3,324,455
4.5% 12/1/28	2,800,000	2,727,801
Brixmor Operating Partnership LP:
3.9% 3/15/27	1,005,000	982,886
4.05% 7/1/30	1,138,000	1,090,139
4.125% 6/15/26	1,346,000	1,329,823
4.125% 5/15/29	1,216,000	1,179,497
Camden Property Trust 4.9% 1/15/34	1,800,000	1,788,704
Corporate Office Properties LP 2.75% 4/15/31	1,100,000	943,511
Crown Castle, Inc.:
2.25% 1/15/31	3,900,000	3,329,664
3.65% 9/1/27	3,123,000	3,036,067
3.8% 2/15/28	3,000,000	2,915,542
4.3% 2/15/29	2,100,000	2,061,327
4.45% 2/15/26	2,000,000	1,990,220
5.1% 5/1/33	2,800,000	2,798,487
CubeSmart LP 2.5% 2/15/32	2,200,000	1,873,749
EPR Properties:
4.5% 4/1/25	1,000,000	991,989
4.5% 6/1/27	2,800,000	2,740,198
Equinix Europe 2 Financing Corp. LLC 5.5% 6/15/34	2,400,000	2,483,873
Equinix, Inc.:
1.45% 5/15/26	4,119,000	3,901,837
2.5% 5/15/31	3,600,000	3,128,580
ERP Operating LP:
1.85% 8/1/31	3,100,000	2,603,541
3% 7/1/29	1,900,000	1,780,686
3.25% 8/1/27	2,314,000	2,248,059
Federal Realty OP LP 3.5% 6/1/30	2,900,000	2,706,783
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34	3,960,000	4,003,338
Healthpeak OP, LLC:
2.875% 1/15/31	3,150,000	2,822,163
3% 1/15/30	3,700,000	3,411,674
3.4% 2/1/25	87,000	86,246
Highwoods Realty LP 7.65% 2/1/34	1,200,000	1,347,804
Invitation Homes Operating Partnership LP 2.3% 11/15/28	5,100,000	4,626,399
Kilroy Realty LP 3.05% 2/15/30	3,200,000	2,803,801
Kimco Realty OP, LLC:
1.9% 3/1/28	3,000,000	2,733,545
3.8% 4/1/27	713,000	698,649
4.125% 12/1/46	1,782,000	1,422,531
4.45% 9/1/47	924,000	777,816
Kite Realty Group LP 5.5% 3/1/34	900,000	912,361
LXP Industrial Trust (REIT) 6.75% 11/15/28	1,600,000	1,697,710
NNN (REIT), Inc. 3% 4/15/52	2,400,000	1,546,359
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,000,000	891,429
4.5% 1/15/25	1,428,000	1,421,906
4.5% 4/1/27	3,693,000	3,648,913
Piedmont Operating Partnership LP 3.15% 8/15/30	1,200,000	1,027,497
Prologis LP:
1.25% 10/15/30	6,800,000	5,661,992
1.75% 2/1/31	4,700,000	3,959,263
2.25% 4/15/30	2,159,000	1,930,046
3.05% 3/1/50	700,000	479,906
3.25% 10/1/26	831,000	813,622
4.875% 6/15/28	1,000,000	1,017,668
5.25% 6/15/53	1,000,000	990,335
Public Storage Operating Co. 5.1% 8/1/33	4,100,000	4,195,602
Realty Income Corp.:
2.85% 12/15/32	2,610,000	2,244,102
3.25% 1/15/31	5,250,000	4,821,720
4.75% 2/15/29	3,200,000	3,230,012
4.875% 6/1/26	3,700,000	3,710,076
4.9% 7/15/33	800,000	795,150
Regency Centers LP:
3.7% 6/15/30	2,020,000	1,924,315
5.1% 1/15/35	1,520,000	1,524,799
5.25% 1/15/34	1,400,000	1,425,091
Simon Property Group LP:
2.2% 2/1/31	1,700,000	1,472,384
2.45% 9/13/29	4,940,000	4,493,620
3.25% 9/13/49	1,820,000	1,291,467
3.3% 1/15/26	5,700,000	5,600,593
3.375% 12/1/27	4,210,000	4,082,096
3.8% 7/15/50	2,369,000	1,839,656
6.25% 1/15/34	2,100,000	2,295,561
Store Capital LLC 2.75% 11/18/30	1,200,000	1,037,621
Sun Communities Operating LP:
2.3% 11/1/28	2,300,000	2,080,208
5.5% 1/15/29	1,900,000	1,941,959
UDR, Inc. 2.1% 6/15/33	3,800,000	2,994,823
Ventas Realty LP:
3.25% 10/15/26	624,000	605,134
3.85% 4/1/27	1,693,000	1,659,485
4% 3/1/28	3,744,000	3,662,532
4.125% 1/15/26	258,000	255,287
4.375% 2/1/45	535,000	453,414
4.875% 4/15/49	1,000,000	902,848
VICI Properties LP:
4.375% 5/15/25	1,100,000	1,089,623
4.75% 2/15/28	2,000,000	1,992,130
4.95% 2/15/30	2,145,000	2,137,303
5.125% 5/15/32	2,000,000	1,977,004
6.125% 4/1/54	1,300,000	1,325,929
Vornado Realty LP 3.5% 1/15/25	1,000,000	990,443
Welltower OP LLC:
4% 6/1/25	2,257,000	2,237,015
4.95% 9/1/48	1,782,000	1,685,454
6.5% 3/15/41	1,000,000	1,106,201
Weyerhaeuser Co.:
4% 4/15/30	2,460,000	2,373,945
4% 3/9/52	800,000	626,184
WP Carey, Inc. 2.45% 2/1/32	1,200,000	1,007,801
		230,120,329
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
4.875% 3/1/26	1,016,000	1,017,183
5.95% 8/15/34	1,100,000	1,162,251
Digital Realty Trust LP:
3.6% 7/1/29	1,700,000	1,625,337
3.7% 8/15/27	1,425,000	1,389,980
Essex Portfolio LP 2.65% 3/15/32	4,300,000	3,690,897
Extra Space Storage LP:
3.9% 4/1/29	6,400,000	6,186,749
5.35% 1/15/35	590,000	594,738
5.9% 1/15/31	1,100,000	1,156,965
Mid-America Apartments LP:
1.7% 2/15/31	2,100,000	1,753,780
3.95% 3/15/29	1,700,000	1,665,897
Tanger Properties LP 3.875% 7/15/27	1,105,000	1,073,263
		21,317,040
TOTAL REAL ESTATE		251,437,369
UTILITIES - 2.3%
Electric Utilities - 1.7%
AEP Texas, Inc.:
3.45% 5/15/51	1,500,000	1,040,775
4.15% 5/1/49	1,000,000	794,900
AEP Transmission Co. LLC:
2.75% 8/15/51	3,000,000	1,905,404
5.4% 3/15/53	900,000	904,628
Alabama Power Co.:
3.7% 12/1/47	1,049,000	822,829
3.75% 9/1/27	2,000,000	1,974,134
3.75% 3/1/45	178,000	143,049
4.15% 8/15/44	829,000	709,981
4.3% 7/15/48	1,048,000	899,495
5.2% 6/1/41	686,000	667,639
6% 3/1/39	1,800,000	1,956,190
American Electric Power Co., Inc.:
3.25% 3/1/50	2,003,000	1,378,873
4.3% 12/1/28	3,117,000	3,082,000
Appalachian Power Co.:
4.45% 6/1/45	1,069,000	897,836
4.5% 8/1/32	2,000,000	1,925,715
5.65% 4/1/34	1,400,000	1,447,353
Arizona Public Service Co.:
3.35% 5/15/50	2,900,000	2,042,955
5.55% 8/1/33	2,000,000	2,056,191
Avangrid, Inc. 3.8% 6/1/29	1,000,000	963,246
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	1,320,714
3.5% 8/15/46	445,000	340,142
5.3% 6/1/34	1,600,000	1,651,281
5.4% 6/1/53	1,200,000	1,212,460
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	3,700,000	2,675,921
3.55% 8/1/42	339,000	270,286
4.45% 10/1/32	2,000,000	1,963,321
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	988,428
Commonwealth Edison Co.:
2.75% 9/1/51	3,000,000	1,902,668
3.2% 11/15/49	1,500,000	1,053,380
3.65% 6/15/46	510,000	398,269
3.7% 3/1/45	553,000	441,728
3.75% 8/15/47	1,096,000	866,100
4% 3/1/48	1,217,000	998,256
4% 3/1/49	84,000	68,308
5.3% 2/1/53	1,400,000	1,383,863
Connecticut Light & Power Co.:
4% 4/1/48	900,000	749,660
5.25% 1/15/53	1,400,000	1,407,009
Consolidated Edison Co. of New York, Inc.:
3.2% 12/1/51	1,100,000	763,254
3.875% 6/15/47	510,000	407,399
3.95% 4/1/50	2,695,000	2,224,863
4.45% 3/15/44	1,425,000	1,268,049
4.5% 5/15/58	2,690,000	2,314,063
4.65% 12/1/48	1,866,000	1,687,124
5.5% 3/15/34	5,500,000	5,786,617
5.5% 12/1/39	1,445,000	1,480,532
5.85% 3/15/36	2,800,000	2,999,069
6.15% 11/15/52	1,000,000	1,115,312
Dominion Energy South Carolina 6.05% 1/15/38	2,800,000	3,052,059
DTE Electric Co.:
4.05% 5/15/48	1,570,000	1,325,093
5.4% 4/1/53	3,700,000	3,768,042
Duke Energy Carolinas LLC:
2.85% 3/15/32	3,900,000	3,465,268
2.95% 12/1/26	1,069,000	1,037,535
3.75% 6/1/45	356,000	283,539
3.875% 3/15/46	696,000	562,319
3.95% 3/15/48	3,100,000	2,528,416
4% 9/30/42	668,000	569,485
5.35% 1/15/53	3,000,000	3,000,700
6.05% 4/15/38	111,000	121,945
Duke Energy Corp.:
2.45% 6/1/30	1,300,000	1,162,026
2.65% 9/1/26	2,379,000	2,295,088
3.3% 6/15/41	4,630,000	3,537,987
3.75% 9/1/46	1,627,000	1,242,448
3.95% 8/15/47	1,420,000	1,115,027
4.8% 12/15/45	2,998,000	2,683,366
5.45% 6/15/34	2,280,000	2,349,099
Duke Energy Florida LLC:
3.4% 10/1/46	445,000	329,591
5.875% 11/15/33	4,000,000	4,305,709
5.95% 11/15/52	2,800,000	3,002,863
Duke Energy Indiana LLC 3.25% 10/1/49	3,100,000	2,206,834
Duke Energy Ohio, Inc. 4.3% 2/1/49	2,109,000	1,777,939
Duke Energy Progress LLC:
2.9% 8/15/51	4,000,000	2,628,314
4.1% 3/15/43	1,300,000	1,107,757
4.15% 12/1/44	321,000	271,901
4.375% 3/30/44	356,000	315,659
5.35% 3/15/53	1,000,000	995,201
Edison International 5.75% 6/15/27	7,890,000	8,084,862
Entergy Corp.:
0.9% 9/15/25	3,200,000	3,079,200
2.8% 6/15/30	1,211,000	1,095,254
2.95% 9/1/26	837,000	811,373
3.75% 6/15/50	3,400,000	2,499,991
Entergy Louisiana LLC:
2.35% 6/15/32	4,500,000	3,807,867
4% 3/15/33	2,277,000	2,131,555
5.7% 3/15/54	1,200,000	1,238,634
Entergy Mississippi LLC:
3.85% 6/1/49	1,000,000	777,392
5.85% 6/1/54	600,000	633,067
Entergy, Inc.:
3.55% 9/30/49	1,300,000	953,811
5.3% 9/15/33	2,900,000	2,967,523
5.45% 6/1/34	1,300,000	1,354,382
Eversource Energy:
2.55% 3/15/31	5,000,000	4,320,753
3.35% 3/15/26	1,178,000	1,154,104
3.45% 1/15/50	1,000,000	728,524
5.45% 3/1/28	800,000	820,149
5.95% 2/1/29	2,700,000	2,830,775
Exelon Corp.:
3.4% 4/15/26	2,000,000	1,963,073
3.95% 6/15/25	3,502,000	3,473,510
4.45% 4/15/46	1,100,000	948,413
5.1% 6/15/45	196,000	186,411
5.3% 3/15/33	2,000,000	2,058,684
5.6% 3/15/53	2,800,000	2,834,268
FirstEnergy Corp.:
2.25% 9/1/30	1,950,000	1,696,578
5.1% 7/15/47	1,969,000	1,757,647
Florida Power & Light Co.:
2.85% 4/1/25	3,700,000	3,656,873
2.875% 12/4/51	2,600,000	1,742,970
3.125% 12/1/25	909,000	894,233
3.15% 10/1/49	252,000	181,220
3.7% 12/1/47	1,100,000	877,117
3.8% 12/15/42	3,600,000	3,011,617
4.05% 10/1/44	3,466,000	2,974,618
4.125% 6/1/48	2,192,000	1,867,129
5.05% 4/1/28	6,500,000	6,656,462
Fortis, Inc. 3.055% 10/4/26	1,100,000	1,061,122
Georgia Power Co.:
3.25% 3/30/27	6,245,000	6,095,137
4.3% 3/15/42	2,000,000	1,766,172
4.95% 5/17/33	1,900,000	1,920,646
5.125% 5/15/52	1,600,000	1,560,636
5.25% 3/15/34	600,000	618,767
Indiana Michigan Power Co.:
3.25% 5/1/51	1,500,000	1,043,866
5.625% 4/1/53	1,100,000	1,135,432
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,216,117
IPALCO Enterprises, Inc.:
4.25% 5/1/30	700,000	670,588
5.75% 4/1/34	1,000,000	1,029,147
Kentucky Utilities Co.:
3.3% 6/1/50	500,000	356,165
5.125% 11/1/40	1,730,000	1,710,086
Louisville Gas & Electric Co. 5.45% 4/15/33	1,000,000	1,042,238
MidAmerican Energy Co.:
3.15% 4/15/50	1,600,000	1,128,676
3.65% 8/1/48	4,102,000	3,206,247
5.35% 1/15/34	3,300,000	3,456,090
Nevada Power Co. 5.9% 5/1/53	1,200,000	1,271,462
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,148,695
2.75% 11/1/29	8,382,000	7,729,365
3% 1/15/52	1,500,000	991,258
3.5% 4/1/29	3,900,000	3,729,422
4.625% 7/15/27	2,000,000	2,013,508
4.9% 2/28/28	2,100,000	2,126,984
5.25% 2/28/53	3,400,000	3,314,862
6.7% 9/1/54 (b)	1,000,000	1,017,309
Northern States Power Co.:
2.6% 6/1/51	1,000,000	630,169
3.4% 8/15/42	356,000	281,796
4.125% 5/15/44	802,000	683,502
5.1% 5/15/53	2,200,000	2,130,959
NSTAR Electric Co.:
3.2% 5/15/27	1,364,000	1,322,862
4.95% 9/15/52	1,000,000	951,426
5.4% 6/1/34	2,000,000	2,088,008
Oglethorpe Power Corp.:
4.5% 4/1/47	1,800,000	1,532,009
5.8% 6/1/54 (c)	1,000,000	1,019,703
5.95% 11/1/39	1,200,000	1,242,513
Ohio Power Co.:
5% 6/1/33	2,000,000	1,999,075
5.65% 6/1/34	1,400,000	1,455,242
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	6,243,000	5,977,125
3.1% 9/15/49	971,000	670,950
3.75% 4/1/45	3,100,000	2,477,628
3.8% 9/30/47	2,700,000	2,172,284
4.1% 11/15/48	1,000,000	828,957
4.55% 9/15/32	1,100,000	1,088,341
Pacific Gas & Electric Co.:
2.1% 8/1/27	3,800,000	3,531,859
2.5% 2/1/31	4,200,000	3,605,099
3.25% 6/1/31	4,400,000	3,934,804
3.3% 8/1/40	2,850,000	2,127,473
3.45% 7/1/25	1,000,000	985,808
4% 12/1/46	2,822,000	2,132,619
4.2% 6/1/41	1,000,000	812,415
4.3% 3/15/45	5,099,000	4,073,793
4.55% 7/1/30	4,496,000	4,396,780
5.8% 5/15/34	500,000	514,598
5.9% 6/15/32	600,000	621,833
6.75% 1/15/53	2,700,000	2,952,732
6.95% 3/15/34	3,300,000	3,682,499
PacifiCorp:
2.9% 6/15/52	1,700,000	1,065,098
4.125% 1/15/49	2,399,000	1,934,456
5.35% 12/1/53	2,600,000	2,495,403
5.8% 1/15/55	2,000,000	2,034,276
6% 1/15/39	1,104,000	1,167,707
6.25% 10/15/37	1,100,000	1,188,399
PECO Energy Co. 3.9% 3/1/48	4,200,000	3,424,042
PG&E Wildfire Recovery:
5.099% 6/1/54	1,900,000	1,920,768
5.212% 12/1/49	3,600,000	3,645,495
Potomac Electric Power Co. 6.5% 11/15/37	678,000	775,715
PPL Capital Funding, Inc. 3.1% 5/15/26	1,425,000	1,387,081
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	1,736,982
4.15% 10/1/45	624,000	537,399
5.25% 5/15/53	1,000,000	1,003,521
Progress Energy, Inc. 6% 12/1/39	926,000	976,993
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	1,931,640
3.7% 6/15/28	2,300,000	2,244,187
3.8% 6/15/47	825,000	639,860
4.5% 6/1/52	2,300,000	1,971,014
6.25% 9/1/37	1,000,000	1,098,106
Public Service Co. of New Hampshire 5.35% 10/1/33	900,000	939,115
Public Service Co. of Oklahoma 2.2% 8/15/31	1,500,000	1,266,732
Public Service Electric & Gas Co.:
2.45% 1/15/30	1,700,000	1,535,803
3% 3/1/51	2,400,000	1,654,420
3.1% 3/15/32	2,200,000	1,994,306
3.15% 1/1/50	2,300,000	1,650,736
3.65% 9/1/42	504,000	413,394
4% 6/1/44	891,000	738,519
5.2% 8/1/33	2,770,000	2,864,782
5.3% 8/1/54	1,000,000	1,019,262
Puget Sound Energy, Inc.:
4.3% 5/20/45	2,142,000	1,827,150
5.685% 6/15/54	1,000,000	1,040,631
Southern California Edison Co.:
1.2% 2/1/26	2,000,000	1,903,066
2.25% 6/1/30	2,054,000	1,813,343
2.95% 2/1/51	4,900,000	3,248,269
3.45% 2/1/52	3,200,000	2,307,541
4% 4/1/47	1,782,000	1,442,683
4.65% 10/1/43	1,805,000	1,635,441
5.7% 3/1/53	1,600,000	1,638,644
5.85% 11/1/27	1,300,000	1,352,716
5.95% 2/1/38	1,300,000	1,386,380
6.05% 3/15/39	1,700,000	1,825,972
Southern Co.:
3.7% 4/30/30	5,713,000	5,457,240
4% 1/15/51 (b)	3,100,000	3,031,258
4.25% 7/1/36	1,000,000	921,414
4.4% 7/1/46	1,305,000	1,137,363
5.7% 3/15/34	700,000	738,547
Southwestern Electric Power Co.:
1.65% 3/15/26	4,000,000	3,827,234
3.85% 2/1/48	1,600,000	1,208,548
5.3% 4/1/33	400,000	405,968
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	1,835,685
6.15% 5/15/37	1,116,000	1,209,068
Tucson Electric Power Co. 5.2% 9/15/34	2,700,000	2,710,637
Union Electric Co.:
2.625% 3/15/51	1,800,000	1,122,059
3.9% 9/15/42	659,000	553,367
3.9% 4/1/52	1,200,000	962,446
5.45% 3/15/53	300,000	302,411
Virginia Electric & Power Co.:
2.875% 7/15/29	4,800,000	4,474,489
3.1% 5/15/25	713,000	704,751
3.8% 4/1/28	2,657,000	2,603,184
3.8% 9/15/47	2,543,000	1,980,176
4.2% 5/15/45	2,128,000	1,799,882
4.45% 2/15/44	490,000	435,681
4.6% 12/1/48	3,452,000	3,055,666
5.05% 8/15/34	2,690,000	2,707,655
5.3% 8/15/33	700,000	719,124
5.45% 4/1/53	1,200,000	1,199,467
6% 5/15/37	356,000	384,461
Wisconsin Electric Power Co.:
1.7% 6/15/28	80,000	72,799
4.25% 6/1/44	837,000	712,848
Wisconsin Power & Light Co. 4.95% 4/1/33	2,400,000	2,409,738
Xcel Energy, Inc.:
3.35% 12/1/26	535,000	520,417
3.4% 6/1/30	1,740,000	1,625,743
4% 6/15/28	13,000,000	12,731,098
		439,984,847
Gas Utilities - 0.2%
Atmos Energy Corp.:
4.125% 3/15/49	2,900,000	2,412,717
4.3% 10/1/48	1,000,000	858,278
5.45% 10/15/32	1,000,000	1,052,578
5.9% 11/15/33	2,200,000	2,383,178
6.2% 11/15/53	500,000	564,478
CenterPoint Energy Resources Corp.:
4.4% 7/1/32	2,300,000	2,225,358
5.25% 3/1/28	2,000,000	2,043,082
5.4% 7/1/34	2,000,000	2,039,812
Eastern Energy Gas Holdings LLC 2.5% 11/15/24	2,000,000	1,987,709
ONE Gas, Inc. 4.658% 2/1/44	1,380,000	1,253,644
Piedmont Natural Gas Co., Inc.:
3.5% 6/1/29	4,457,000	4,257,323
5.1% 2/15/35	1,000,000	998,337
5.4% 6/15/33	800,000	825,319
Southern California Gas Co.:
2.55% 2/1/30	3,200,000	2,894,911
2.6% 6/15/26	2,358,000	2,282,036
5.05% 9/1/34	1,100,000	1,115,610
5.75% 6/1/53	700,000	727,369
6.35% 11/15/52	1,800,000	2,025,749
Southern Co. Gas Capital Corp.:
3.95% 10/1/46	1,409,000	1,126,240
5.875% 3/15/41	2,600,000	2,722,018
Southwest Gas Corp.:
4.05% 3/15/32	1,600,000	1,501,311
5.45% 3/23/28	2,163,000	2,211,358
		39,508,415
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC:
3.25% 6/1/25	1,400,000	1,380,424
5.6% 3/1/28	3,500,000	3,627,567
5.75% 3/15/54	600,000	605,437
6.25% 10/1/39	1,242,000	1,348,592
6.5% 10/1/53	1,900,000	2,104,961
Emera U.S. Finance LP:
2.639% 6/15/31	1,000,000	859,250
3.55% 6/15/26	1,000,000	973,760
4.75% 6/15/46	929,000	800,945
Southern Power Co. 4.95% 12/15/46	1,200,000	1,091,912
The AES Corp. 1.375% 1/15/26	5,890,000	5,610,245
		18,403,093
Multi-Utilities - 0.3%
Ameren Corp. 3.5% 1/15/31	8,850,000	8,227,494
Ameren Illinois Co.:
4.95% 6/1/33	2,400,000	2,426,915
5.55% 7/1/54	2,940,000	3,030,869
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	82,000	79,099
3.7% 7/15/30	788,000	758,561
3.8% 7/15/48	4,048,000	3,138,939
4.05% 4/15/25	1,958,000	1,947,136
4.5% 2/1/45	1,186,000	1,077,913
5.15% 11/15/43	3,279,000	3,231,667
CenterPoint Energy, Inc. 3.7% 9/1/49	1,420,000	1,062,667
CMS Energy Corp.:
4.75% 6/1/50 (b)	1,000,000	940,044
4.875% 3/1/44	891,000	835,268
Consumers Energy Co.:
2.5% 5/1/60	1,100,000	667,062
2.65% 8/15/52	574,000	378,516
4.35% 4/15/49	3,810,000	3,372,851
Delmarva Power & Light Co. 4% 6/1/42	713,000	585,832
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,276,531
4.35% 8/15/32	2,000,000	1,949,178
4.85% 8/15/52	2,700,000	2,428,893
4.9% 8/1/41	356,000	327,298
5.375% 11/15/32	3,200,000	3,296,035
6.875% 2/1/55 (b)	2,200,000	2,340,215
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,034,114
3.8% 3/15/27	2,408,000	2,346,128
5.85% 6/1/34	1,200,000	1,263,908
National Grid PLC:
5.418% 1/11/34	500,000	510,824
5.809% 6/12/33	1,300,000	1,361,797
NiSource, Inc.:
0.95% 8/15/25	4,288,000	4,128,550
1.7% 2/15/31	3,300,000	2,741,738
2.95% 9/1/29	1,420,000	1,315,497
3.49% 5/15/27	1,364,000	1,328,775
3.95% 3/30/48	1,782,000	1,412,351
4.375% 5/15/47	852,000	726,556
4.8% 2/15/44	980,000	894,818
Public Service Enterprise Group, Inc.:
2.45% 11/15/31	1,500,000	1,287,372
5.45% 4/1/34	600,000	616,841
5.85% 11/15/27	3,700,000	3,844,995
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,420,950
4.1% 6/15/30	2,600,000	2,477,716
San Diego Gas & Electric Co.:
3.7% 3/15/52	2,400,000	1,831,426
4.5% 8/15/40	1,378,000	1,286,779
5.35% 4/1/53	1,700,000	1,697,805
Sempra:
3.25% 6/15/27	1,087,000	1,051,166
4% 2/1/48	5,578,000	4,424,819
6% 10/15/39	178,000	186,729
WEC Energy Group, Inc. 4.75% 1/15/28	4,400,000	4,439,389
		88,010,026
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,540,746
3.45% 5/1/50	1,200,000	893,976
3.75% 9/1/28	5,687,000	5,559,581
3.75% 9/1/47	3,254,000	2,577,519
5.45% 3/1/54	1,200,000	1,221,872
		11,793,694
TOTAL UTILITIES		597,700,075
TOTAL NONCONVERTIBLE BONDS (Cost $7,115,174,847)		6,608,720,184

U.S. Government and Government Agency Obligations - 44.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.6%
Fannie Mae:
0.375% 8/25/25	8,339,000	8,022,201
0.5% 6/17/25	10,000,000	9,688,689
0.625% 4/22/25	6,300,000	6,144,670
0.75% 10/8/27	11,000,000	10,021,041
0.875% 8/5/30	9,584,000	8,081,390
1.875% 9/24/26	2,379,000	2,282,338
2.125% 4/24/26	713,000	691,665
2.625% 9/6/24	713,000	712,840
6.25% 5/15/29	2,000,000	2,215,159
7.25% 5/15/30	5,220,000	6,116,047
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,212,841
0.5% 4/14/25	9,755,000	9,514,826
3.25% 6/9/28	1,700,000	1,669,814
3.25% 11/16/28	4,230,000	4,142,265
5.5% 7/15/36	11,370,000	12,765,625
Freddie Mac:
0% 11/15/38	3,200,000	1,690,707
0.375% 7/21/25	5,568,000	5,374,346
0.375% 9/23/25	10,325,000	9,902,081
6.25% 7/15/32	9,453,000	10,928,598
6.75% 3/15/31	5,634,000	6,543,920
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,614,314
4.375% 8/1/34	4,738,000	4,774,980
5.25% 9/15/39	3,565,000	3,828,418
5.375% 4/1/56	961,000	1,057,409
5.88% 4/1/36	7,540,000	8,629,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		143,626,003
U.S. Treasury Obligations - 44.3%
U.S. Treasury Bonds:
1.125% 5/15/40	15,433,000	9,989,250
1.125% 8/15/40	65,011,000	41,708,620
1.25% 5/15/50	18,595,000	9,768,912
1.375% 11/15/40	89,071,000	59,155,669
1.375% 8/15/50	6,524,000	3,533,154
1.625% 11/15/50	143,869,000	83,191,126
1.75% 8/15/41	5,202,000	3,616,000
1.875% 2/15/41	171,299,000	123,188,069
1.875% 2/15/51	157,669,000	97,231,270
1.875% 11/15/51	29,202,000	17,918,165
2% 11/15/41	49,533,000	35,750,830
2% 2/15/50	130,000	83,230
2% 8/15/51	3,587,000	2,274,102
2.25% 5/15/41	15,212,000	11,562,903
2.25% 8/15/46	8,327,300	5,853,832
2.25% 8/15/49	936,600	637,327
2.25% 2/15/52	54,100,000	36,397,043
2.375% 11/15/49	7,928,000	5,536,903
2.375% 5/15/51	8,194,000	5,685,548
2.5% 2/15/46	12,667,600	9,405,198
2.5% 5/15/46	4,826,500	3,572,741
2.75% 8/15/47	1,857,800	1,423,830
2.75% 11/15/47	3,369,900	2,577,184
2.875% 5/15/43	1,252,400	1,018,994
2.875% 8/15/45	91,000	72,697
2.875% 11/15/46	2,461,500	1,944,008
2.875% 5/15/49	400	310
2.875% 5/15/52	13,900,000	10,742,094
3% 11/15/44	41,796,400	34,264,885
3% 5/15/45	16,727,200	13,674,486
3% 2/15/47	7,118,100	5,735,910
3% 5/15/47	519,600	417,994
3% 2/15/48	4,353,000	3,480,530
3% 8/15/52	69,100,000	54,813,035
3.125% 11/15/41	1,577,000	1,365,337
3.125% 8/15/44	76,300	63,934
3.125% 5/15/48	466,400	380,972
3.25% 5/15/42	49,500,000	43,130,742
3.375% 8/15/42	213,700,000	189,091,109
3.375% 5/15/44	2,243,400	1,957,805
3.375% 11/15/48	4,431,700	3,776,466
3.625% 8/15/43	320,900	291,856
3.625% 2/15/44	1,062,700	964,027
3.625% 2/15/53	225,800,000	202,540,837
3.875% 8/15/40	1,400	1,359
3.875% 2/15/43	100,400,000	95,015,266
3.875% 5/15/43	135,950,000	128,323,994
4% 11/15/42	97,300,000	93,879,297
4% 11/15/52	64,100,000	61,515,969
4.125% 8/15/53	39,100,000	38,395,895
4.25% 5/15/39	1,432,500	1,461,318
4.25% 11/15/40	144,500	146,549
4.25% 8/15/44	38,800,000	37,860,313
4.25% 2/15/54	240,817,000	241,757,691
4.25% 8/15/54	27,700,000	27,873,125
4.375% 11/15/39	17,800	18,374
4.375% 5/15/40	1,900	1,961
4.375% 8/15/43	40,800,000	41,201,625
4.5% 5/15/38	4,680,500	4,925,129
4.5% 8/15/39	73,900	77,329
4.5% 2/15/44	130,700,000	133,967,500
4.625% 5/15/44	77,300,000	80,500,703
4.625% 5/15/54	96,600,000	103,241,250
4.75% 2/15/37	5,326,400	5,752,720
4.75% 2/15/41	489,700	526,408
4.75% 11/15/43	145,800,000	154,570,781
U.S. Treasury Notes:
0.25% 8/31/25	770,000	739,272
0.25% 9/30/25	5,654,000	5,413,484
0.375% 11/30/25	48,770,000	46,506,767
0.375% 12/31/25	109,512,000	104,169,012
0.375% 1/31/26	124,970,000	118,565,288
0.375% 7/31/27	41,405,000	37,531,368
0.375% 9/30/27	4,380,000	3,950,213
0.5% 2/28/26	3,914,000	3,711,267
0.5% 4/30/27	76,857,000	70,456,253
0.5% 6/30/27	6,547,000	5,971,836
0.5% 10/31/27	69,435,000	62,686,786
0.625% 7/31/26	47,986,000	45,063,727
0.625% 3/31/27	798,000	735,594
0.625% 11/30/27	1,471,000	1,330,393
0.625% 12/31/27	11,851,000	10,690,898
0.625% 5/15/30	6,869,000	5,768,887
0.625% 8/15/30	9,936,000	8,279,483
0.75% 3/31/26	42,400,000	40,266,750
0.75% 4/30/26	228,803,000	216,808,717
0.75% 5/31/26	85,730,000	81,058,385
0.75% 8/31/26	52,800,000	49,605,188
0.75% 1/31/28	5,976,000	5,401,744
0.875% 6/30/26	46,368,000	43,848,551
0.875% 9/30/26	57,100,000	53,691,844
1.125% 10/31/26	167,200,000	157,677,438
1.125% 2/29/28	119,508,000	109,200,435
1.25% 11/30/26	106,012,000	100,081,954
1.25% 12/31/26	14,400,000	13,574,812
1.25% 3/31/28	15,582,000	14,273,964
1.25% 4/30/28	53,309,000	48,746,499
1.25% 5/31/28	39,296,000	35,866,810
1.25% 6/30/28	77,172,000	70,295,854
1.25% 9/30/28	70,716,000	64,061,514
1.25% 8/15/31	121,027,000	102,163,807
1.375% 8/31/26	2,670,800	2,540,911
1.375% 12/31/28	22,700,000	20,564,781
1.5% 8/15/26	11,644,100	11,113,748
1.5% 1/31/27	50,200,000	47,499,789
1.5% 11/30/28	113,349,000	103,399,968
1.5% 2/15/30	87,477,000	77,745,184
1.625% 2/15/26	1,812,700	1,749,256
1.625% 5/15/26	999,900	960,685
1.625% 9/30/26	1,274,000	1,216,371
1.625% 10/31/26	1,670,000	1,591,914
1.625% 11/30/26	2,021,000	1,923,739
1.625% 8/15/29	29,838,600	27,031,907
1.625% 5/15/31	38,120,000	33,226,940
1.875% 6/30/26	15,666,100	15,088,413
1.875% 7/31/26	33,197,000	31,936,551
2% 2/15/25	647,800	639,614
2% 8/15/25	41,400	40,473
2% 11/15/26	11,997,900	11,524,077
2.25% 11/15/25	18,937,500	18,494,392
2.25% 2/15/27	944,000	908,711
2.25% 8/15/27	5,291,000	5,064,479
2.25% 11/15/27	27,839,100	26,552,629
2.375% 5/15/27	68,262,000	65,715,507
2.5% 2/28/26	9,949,100	9,719,416
2.5% 3/31/27	39,000,000	37,755,352
2.625% 12/31/25	3,480,100	3,410,090
2.625% 1/31/26	9,021,000	8,834,237
2.625% 5/31/27	7,200,000	6,978,094
2.625% 2/15/29	20,536,100	19,590,316
2.625% 7/31/29	155,300,000	147,498,601
2.75% 4/30/27	35,700,000	34,739,168
2.75% 7/31/27	85,000,000	82,536,328
2.75% 8/15/32	238,719,800	220,769,191
2.875% 5/15/28	46,361,100	44,926,803
2.875% 8/15/28	38,531,600	37,268,787
2.875% 4/30/29	11,600,000	11,165,453
2.875% 5/15/32	1,900,000	1,777,539
3% 10/31/25	7,767,100	7,655,448
3.125% 8/31/27	41,900,000	41,111,102
3.125% 11/15/28	3,802,200	3,707,294
3.125% 8/31/29	43,000,000	41,773,828
3.25% 6/30/27	37,300,000	36,752,156
3.25% 6/30/29	11,400,000	11,145,727
3.375% 5/15/33	13,600,000	13,086,812
3.5% 1/31/28	99,800,000	98,903,359
3.5% 4/30/28	126,400,000	125,229,700
3.5% 1/31/30	83,200,000	82,085,250
3.5% 4/30/30	67,900,000	66,939,852
3.5% 2/15/33	163,400,000	158,957,563
3.625% 5/15/26	171,800,000	170,635,007
3.625% 3/31/28	49,700,000	49,478,680
3.625% 5/31/28	30,400,000	30,250,375
3.625% 8/31/29	34,200,000	34,061,063
3.625% 3/31/30	78,900,000	78,292,840
3.75% 8/15/27	82,100,000	82,010,203
3.75% 12/31/28	33,000,000	32,996,133
3.75% 6/30/30	167,850,000	167,528,725
3.75% 12/31/30	2,400,000	2,393,156
3.875% 11/30/27	118,900,000	119,206,538
3.875% 12/31/27	92,900,000	93,193,620
3.875% 9/30/29	27,400,000	27,545,563
3.875% 11/30/29	73,000,000	73,384,961
3.875% 12/31/29	29,300,000	29,445,356
3.875% 8/15/33	67,600,000	67,449,485
3.875% 8/15/34	48,300,000	48,118,774
4% 12/15/25	75,200,000	74,991,437
4% 1/15/27	58,600,000	58,776,258
4% 6/30/28	126,700,000	127,783,879
4% 1/31/29	107,000,000	108,082,539
4% 7/31/29	53,800,000	54,429,100
4% 10/31/29	128,400,000	129,804,375
4% 2/28/30	11,800,000	11,931,828
4% 1/31/31	11,600,000	11,727,328
4% 2/15/34	139,400,000	140,271,250
4.125% 2/15/27	131,100,000	131,914,254
4.125% 9/30/27	27,300,000	27,577,266
4.125% 10/31/27	153,700,000	155,194,972
4.125% 7/31/28	99,300,000	100,595,555
4.125% 3/31/29	78,700,000	79,941,984
4.125% 8/31/30	69,700,000	70,949,699
4.125% 7/31/31	129,500,000	131,896,644
4.25% 10/15/25	125,500,000	125,421,563
4.25% 12/31/25	33,500,000	33,512,502
4.25% 1/31/26	73,700,000	73,795,004
4.25% 3/15/27	65,200,000	65,862,188
4.25% 2/28/29	80,600,000	82,306,454
4.25% 6/30/29	42,200,000	43,130,666
4.25% 2/28/31	163,500,000	167,664,141
4.375% 7/31/26 (d)	75,000,000	75,562,500
4.375% 12/15/26	66,200,000	66,913,719
4.375% 7/15/27	103,200,000	104,772,943
4.375% 11/30/28	145,300,000	148,801,957
4.375% 11/30/30	171,900,000	177,339,023
4.375% 5/15/34	55,900,000	57,926,375
4.5% 11/15/25	22,900,000	22,965,301
4.5% 3/31/26	29,100,000	29,281,875
4.5% 7/15/26	95,000,000	95,879,492
4.5% 4/15/27	36,800,000	37,408,063
4.5% 5/15/27	122,300,000	124,373,367
4.5% 5/31/29	18,500,000	19,110,644
4.5% 11/15/33	165,800,000	173,332,243
4.625% 2/28/26	132,200,000	133,150,188
4.625% 6/30/26	32,700,000	33,057,656
4.625% 9/15/26	52,500,000	53,203,418
4.625% 10/15/26	32,300,000	32,760,527
4.625% 11/15/26	114,600,000	116,341,383
4.625% 6/15/27	67,900,000	69,364,094
4.625% 9/30/28	96,400,000	99,517,938
4.625% 4/30/29	67,000,000	69,502,031
4.625% 9/30/30	11,900,000	12,432,246
4.625% 4/30/31	48,000,000	50,283,750
4.625% 5/31/31	143,700,000	150,548,203
4.875% 11/30/25	94,300,000	94,999,883
4.875% 4/30/26	41,900,000	42,441,754
4.875% 5/31/26	72,500,000	73,516,699
4.875% 10/31/28	5,440,000	5,671,412
5% 9/30/25	169,900,000	171,048,152
5% 10/31/25	50,000,000	50,383,770
TOTAL U.S. TREASURY OBLIGATIONS		11,495,287,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,066,115,704)		11,638,913,763

U.S. Government Agency - Mortgage Securities - 25.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.7%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 6.2% 11/1/34 (b)(e)	259,471	266,862
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 7.02% 4/1/41 (b)(e)	16,061	16,523
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.479% 11/1/34 (b)(e)	19,685	20,251
1.5% 10/1/35 to 6/1/52	233,107,317	194,302,103
2% 6/1/27 to 7/1/52	824,164,011	689,648,791
2.5% 4/1/25 to 5/1/53	596,731,428	518,470,945
3% 5/1/26 to 3/1/53	503,030,848	456,082,432
3.5% 9/1/25 to 11/1/52	251,573,820	236,220,629
4% 9/1/24 to 5/1/53	206,034,820	198,222,323
4.5% to 4.5% 10/1/24 to 6/1/54	84,781,571	83,469,183
5% 9/1/25 to 5/1/54	125,827,513	125,505,495
5.5% 6/1/27 to 6/1/54	106,152,693	107,201,752
6% to 6% 11/1/32 to 5/1/54	98,031,294	100,034,920
6.5% 8/1/26 to 5/1/54	65,653,270	67,650,326
7% 12/1/53	4,905,298	5,140,533
TOTAL FANNIE MAE		2,782,253,068
Freddie Mac - 8.1%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 7.216% 9/1/37 (b)(e)	12,896	13,267
U.S. TREASURY 1 YEAR INDEX + 1.710% 5.928% 3/1/36 (b)(e)	205,688	206,546
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.419% 12/1/35 (b)(e)	89,863	91,101
U.S. TREASURY 1 YEAR INDEX + 2.250% 6.454% 3/1/35 (b)(e)	47,625	48,251
1.5% 8/1/35 to 4/1/52	123,887,646	102,431,904
2% 2/1/28 to 6/1/52	733,782,780	613,181,579
2% 9/1/35	27,776,278	25,290,551
2% 11/1/35	11,305,124	10,268,687
2.5% 8/1/25 to 10/1/53	505,041,922	436,253,671
3% 10/1/26 to 6/1/53	124,471,791	113,213,795
3% 8/1/47	33,927	30,661
3% 5/1/49	22,424	20,157
3.5% 9/1/25 to 11/1/53	120,254,546	112,677,239
3.5% 8/1/47	33,001	30,867
3.5% 9/1/47	15,337	14,345
3.5% 9/1/47	1,453,337	1,366,178
4% 9/1/24 to 1/1/53	117,140,618	112,503,367
4.5% 6/1/25 to 2/1/54	137,156,096	134,116,994
5% 10/1/26 to 5/1/54	102,441,456	102,152,817
5.5% 4/1/27 to 7/1/54	166,132,763	167,549,707
6% 4/1/32 to 5/1/54	100,277,571	102,708,822
6.5% 9/1/33 to 4/1/54	65,355,664	67,460,651
7% 1/1/54	2,454,398	2,580,516
TOTAL FREDDIE MAC		2,104,211,673
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	6,698	6,400
Ginnie Mae - 5.9%
3.5% 11/15/40 to 6/20/53	174,053,948	163,055,522
4% 1/15/25 to 8/20/54	115,743,125	111,186,186
1.5% 6/20/45 to 12/20/51	3,651,453	2,963,533
2% 10/20/50 to 1/20/54	305,227,867	256,953,041
2.5% 10/20/42 to 12/20/53	316,605,607	276,895,419
3% 4/15/42 to 6/20/53	227,925,560	207,022,946
3% 9/1/54 (f)	50,000	45,216
3% 9/1/54 (f)	1,100,000	994,746
4% 9/1/54 (f)	2,775,000	2,651,682
4.5% to 4.5% 3/20/33 to 6/20/54	104,296,130	102,476,837
4.5% 9/1/54 (f)	2,300,000	2,251,308
5% 6/20/33 to 6/20/54	101,606,166	101,601,832
5% 9/1/54 (f)	3,550,000	3,542,497
5% 9/1/54 (f)	2,375,000	2,369,981
5% 9/1/54 (f)	2,000,000	1,995,773
5% 10/1/54 (f)	7,925,000	7,897,107
5.5% 12/20/32 to 7/20/54	87,941,955	88,566,185
5.5% 9/1/54 (f)	8,000,000	8,051,173
5.5% 9/1/54 (f)	3,850,000	3,874,627
5.5% 9/1/54 (f)	13,250,000	13,334,755
5.5% 9/1/54 (f)	5,475,000	5,510,021
6% to 6% 5/20/34 to 7/20/53	19,926,772	20,240,815
6% 9/1/54 (f)	20,600,000	20,898,739
6% 9/1/54 (f)	1,750,000	1,775,378
6% 9/1/54 (f)	875,000	887,689
6% 9/1/54 (f)	26,450,000	26,833,575
6% 9/1/54 (f)	15,875,000	16,105,218
6% 9/1/54 (f)	11,775,000	11,945,760
6% 9/1/54 (f)	7,675,000	7,786,302
6.5% 8/20/36 to 7/20/53	12,176,056	12,426,551
6.5% 9/1/54 (f)	25,275,000	25,805,459
6.5% 9/1/54 (f)	8,525,000	8,703,918
6.5% 9/1/54 (f)	7,500,000	7,657,406
TOTAL GINNIE MAE		1,524,307,197
Uniform Mortgage Backed Securities - 1.2%
2% 9/1/54 (f)	9,200,000	7,524,594
2% 9/1/54 (f)	9,200,000	7,524,594
2% 9/1/54 (f)	5,000,000	4,089,453
2% 9/1/54 (f)	9,900,000	8,097,117
2% 9/1/54 (f)	10,300,000	8,424,273
2.5% 9/1/54 (f)	3,325,000	2,834,432
2.5% 9/1/54 (f)	7,050,000	6,009,849
3% 9/1/54 (f)	3,675,000	3,258,261
3.5% 9/1/54 (f)	69,175,000	63,670,725
4.5% 9/1/54 (f)	8,650,000	8,417,869
5% 9/1/54 (f)	11,325,000	11,242,274
5.5% 9/1/54 (f)	6,625,000	6,670,288
5.5% 9/1/54 (f)	12,650,000	12,736,474
5.5% 9/1/54 (f)	6,250,000	6,292,724
6% 9/1/54 (f)	32,900,000	33,505,307
6% 9/1/54 (f)	4,675,000	4,761,013
6% 9/1/54 (f)	18,700,000	19,044,050
6% 9/1/54 (f)	3,050,000	3,106,115
6.5% 9/1/54 (f)	26,500,000	27,285,683
6.5% 9/1/54 (f)	10,300,000	10,605,379
7% 9/1/54 (f)	36,300,000	37,691,350
7% 9/1/54 (f)	3,300,000	3,426,486
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		296,218,310
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,281,082,401)		6,706,996,648

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	2,000,000	2,070,591
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	2,360,000	2,259,018
Series 2021-A2 Class A2, 1.39% 7/15/30	4,200,000	3,773,982
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	1,690,000	1,693,161
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	138,569	138,270
Series 2022-3 Class A2A, 3.97% 4/15/27	7,730,486	7,673,838
Series 2023 2 Class A3, 5.05% 1/18/28	6,500,000	6,525,186
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	7,000,000	7,227,884
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	2,400,000	2,600,288
Series 2018-A7 Class A7, 3.96% 10/13/30	2,750,000	2,721,603
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	4,451,000	4,446,083
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	2,525,000	2,483,543
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	6,500,000	6,481,585
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	4,730,791	4,691,168
Series 2022-C Class A3, 5.39% 6/15/27	4,000,000	4,015,848
Series 2023 A Class A3, 4.58% 4/15/27	6,500,000	6,484,472
TOTAL ASSET-BACKED SECURITIES (Cost $65,852,554)		65,286,520

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	2,074,741	2,039,489
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	5,775,758
Series 2021-BN35 Class A5, 2.285% 6/15/64	12,700,000	10,838,307
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,800,000	1,583,556
Series 2022-BNK41 Class A4, 3.7902% 4/15/65 (b)	9,500,000	8,911,315
Series 2023-BNK45 Class A5, 5.203% 2/15/56 (b)	4,000,000	4,073,598
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	6,000,000	5,248,490
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	11,850,000	10,424,767
Series 2021-C9 Class A5, 2.299% 2/15/54	2,000,000	1,732,205
Series 2024-C26 Class A5, 5.829% 5/15/57 (b)	8,703,000	9,362,650
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	2,570,907
Series 2021-B24 Class A5, 2.5843% 3/15/54	10,300,000	8,813,628
Series 2023-B39 Class A5, 5.7536% 7/15/56	3,000,000	3,194,914
Series 2019-B12 Class A5, 3.1156% 8/15/52	1,772,000	1,639,546
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	3,995,022
Bmo 2024-C9 Mtg Trust sequential payer Series 2024-C9 Class A5, 5.7592% 7/15/57	6,400,000	6,830,876
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,500,000	3,171,402
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	1,079,172	1,077,414
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	1,997,409
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,028,052
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,210,703
Series 2016-P4 Class A4, 2.902% 7/10/49	3,832,000	3,673,489
Series 2018-B2 Class A4, 4.009% 3/10/51	2,641,000	2,567,177
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,420,338
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	3,425,269
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,203,272
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,186,475
Class A5, 3.0161% 9/15/52	3,480,000	3,157,733
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	2,844,000	2,756,428
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	14,770,029
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	10,624,411
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	10,610,847
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	5,322,880
Series 2020-K121 Class A2, 1.547% 10/25/30	8,900,000	7,637,709
Series 2021-K125 Class A2, 1.846% 1/25/31	2,000,000	1,738,823
Series 2021-K126 Class A2, 2.074% 1/25/31	8,200,000	7,237,001
Series 2021-K128 Class A2, 2.02% 3/25/31	6,410,000	5,628,867
Series 2021-K129 Class A2, 1.914% 5/25/31	6,160,000	5,357,298
Series 2021-K130 Class A2, 1.723% 6/25/31	7,200,000	6,161,213
Series 2021-K136 Class A2, 2.127% 11/25/31	7,800,000	6,787,349
Series 2022-151 Class A2:
3.78% 11/25/32	7,500,000	7,233,713
3.8% 10/25/32	1,000,000	965,924
Series 2022-K140 Class A2, 2.25% 1/25/32	12,000,000	10,492,993
Series 2023-154 Class A2, 4.35% 1/25/33	9,000,000	9,020,360
Series 2023-156 Class A2, 4.43% 2/25/33	9,025,000	9,095,585
Series 2023-157 Class A2, 4.2% 5/25/33	8,500,000	8,424,246
Series 2023-K751 Class A2, 4.412% 3/25/30	4,000,000	4,043,044
Series K080 Class A2, 3.926% 7/25/28	2,957,000	2,931,582
Series 2017-K064 Class A2, 3.224% 3/25/27	3,075,000	3,002,941
Series 2017-K068 Class A2, 3.244% 8/25/27	4,243,000	4,137,802
Series 2018-K730 Class A2, 3.59% 1/25/25	6,331,245	6,288,077
Series 2019-K094 Class A2, 2.903% 6/25/29	9,484,000	8,985,487
Series 2019-K1510 Class A2, 3.718% 1/25/31	2,646,000	2,564,428
Series 2021-K123 Class A2, 1.621% 12/25/30	8,000,000	6,882,456
Series K046 Class A2, 3.205% 3/25/25	5,882,771	5,815,431
Series K047 Class A2, 3.329% 5/25/25	681,984	673,606
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,241,992
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,585,902
Series K062 Class A1, 3.032% 9/25/26	775,578	765,051
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,374,098
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	8,846,718
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C23 Class A5, 3.9342% 9/15/47	357,810	356,910
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,564,695
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,583,114
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	8,000,000	6,546,741
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,604,440
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	3,582,908
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	7,470,000	6,983,867
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	5,180,616
Series 2019-C54 Class A4, 3.146% 12/15/52	8,500,000	7,839,318
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,257,982
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	2,085,094	2,073,562
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $387,397,345)		354,732,205

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	2,342,389
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	2,900,000	3,291,202
Series 2010 S1, 7.043% 4/1/50	1,325,000	1,648,086
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	7,910,000	9,855,402
Series 2010, 7.6% 11/1/40	6,390,000	8,007,091
Series 2018, 3.5% 4/1/28	2,300,000	2,253,962
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	3,540,000	2,409,772
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	2,200,000	1,620,731
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	5,350,000	6,052,827
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,287,501
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	4,750,000	3,376,348
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	435,000	339,352
Series 2021 C, 2.843% 11/1/46	4,000,000	3,000,932
Series 2022 A, 4.507% 11/1/51	1,580,000	1,465,915
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	1,920,000	1,660,251
3.293% 6/1/42	1,000,000	788,567
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	1,175,000	875,674
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	12,164,706	12,237,681
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,353,490
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,004,263
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	780,000	864,171
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	697,373
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, %	2,650,000	2,258,905
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	3,000,000	2,392,593
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	2,000,000	1,591,844
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,537,000	4,319,497
New York City Gen. Oblig. Series 2011 F1, 6.271% 12/1/37	3,100,000	3,423,007
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	1,743,655
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	1,990,241
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,223,240
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	6,000,000	4,947,452
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	900,848
Series 2010 164, 5.647% 11/1/40	930,000	1,005,512
Series 225, 3.175% 7/15/60	6,000,000	4,164,003
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	869,371
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,200,941
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,092,011
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	3,000,000	2,122,787
3.256% 5/15/60	5,400,000	3,830,966
Univ. of California Revs. Series 2015 AP, 3.931% 5/15/45	665,000	615,578
Univ. of Michigan Rev. Series 2022 A, 4.454% 4/1/22	2,900,000	2,539,436
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	713,115
Series 2021 B, 2.584% 11/1/51	2,400,000	1,608,337
TOTAL MUNICIPAL SECURITIES (Cost $135,590,126)		112,986,319

Foreign Government and Government Agency Obligations - 1.6%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	35,763,000	34,887,164
3.3% 3/15/28	696,000	681,314
British Columbia Province:
2.25% 6/2/26	6,672,000	6,461,298
4.2% 7/6/33	4,140,000	4,104,691
4.9% 4/24/29	5,000,000	5,200,050
Chilean Republic:
2.45% 1/31/31	6,000,000	5,310,000
2.55% 7/27/33	7,750,000	6,556,035
3.24% 2/6/28	2,067,000	1,983,038
3.625% 10/30/42	3,150,000	2,544,224
3.86% 6/21/47	3,039,000	2,473,928
4.95% 1/5/36	3,440,000	3,440,000
5.33% 1/5/54	3,400,000	3,372,392
Export Development Canada 4.125% 2/13/29	10,570,000	10,697,263
Hungarian Republic 7.625% 3/29/41	1,500,000	1,771,875
Indonesian Republic:
2.85% 2/14/30	5,800,000	5,328,750
3.35% 3/12/71	2,160,000	1,509,300
3.4% 9/18/29	5,600,000	5,328,750
3.5% 2/14/50	4,200,000	3,278,625
4.35% 1/11/48	901,000	815,123
4.45% 4/15/70	1,300,000	1,137,094
5.35% 2/11/49	5,800,000	6,017,500
Israeli State:
2.75% 7/3/30	1,310,000	1,144,200
3.25% 1/17/28	2,565,000	2,413,870
3.375% 1/15/50	4,900,000	3,308,754
3.875% 7/3/50	4,660,000	3,424,820
5.375% 3/12/29	1,400,000	1,412,914
5.5% 3/12/34	1,400,000	1,398,950
5.75% 3/12/54	1,400,000	1,344,000
Italian Republic:
1.25% 2/17/26	4,100,000	3,907,792
2.375% 10/17/24	1,400,000	1,394,672
2.875% 10/17/29	9,060,000	8,324,835
4% 10/17/49	2,982,000	2,299,122
Japan Bank International Cooperation:
1.25% 1/21/31	8,076,000	6,795,075
1.875% 7/21/26	4,640,000	4,445,993
2.125% 2/10/25	284,000	280,370
2.25% 11/4/26	744,000	714,893
2.375% 4/20/26	470,000	455,828
2.75% 1/21/26	450,000	440,150
2.875% 6/1/27	13,584,000	13,163,282
3.25% 7/20/28	1,604,000	1,560,896
3.5% 10/31/28	1,000,000	981,016
4.625% 7/22/27	1,800,000	1,828,141
Jordanian Kingdom 3% 6/30/25	341,000	335,623
Korea Development Bank:
1.625% 1/19/31	2,750,000	2,304,321
2% 10/25/31	4,500,000	3,802,426
Korean Republic:
2.5% 6/19/29	4,000,000	3,762,106
2.75% 1/19/27	4,000,000	3,876,632
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,451,578
2.5% 11/15/27	1,576,000	1,511,645
5% 10/24/33	2,490,000	2,670,241
Manitoba Province 4.3% 7/27/33	1,400,000	1,396,920
Ontario Province:
1.125% 10/7/30	3,750,000	3,163,388
1.8% 10/14/31	10,000,000	8,568,474
2.3% 6/15/26	22,624,000	21,914,059
2.5% 4/27/26	891,000	867,380
Panamanian Republic:
2.252% 9/29/32	6,180,000	4,625,730
3.16% 1/23/30	3,711,000	3,221,148
3.75% 3/16/25	11,010,000	10,881,734
4.3% 4/29/53	1,012,000	691,641
4.5% 4/16/50	3,012,000	2,140,327
4.5% 4/1/56	4,200,000	2,928,198
6.4% 2/14/35	3,800,000	3,791,070
6.7% 1/26/36	1,760,000	1,791,900
Peruvian Republic:
1.862% 12/1/32	6,740,000	5,352,403
2.78% 12/1/60	3,300,000	1,958,344
2.844% 6/20/30	3,820,000	3,453,280
3.55% 3/10/51	4,400,000	3,287,625
5.375% 2/8/35	1,920,000	1,950,720
5.875% 8/8/54	1,730,000	1,803,525
6.55% 3/14/37	2,718,000	3,023,775
Philippine Republic:
1.648% 6/10/31	1,850,000	1,536,656
2.65% 12/10/45	1,200,000	822,750
3% 2/1/28	3,387,000	3,236,702
3.7% 3/1/41	11,200,000	9,516,500
3.75% 1/14/29	1,000,000	974,610
3.95% 1/20/40	3,734,000	3,317,426
4.75% 3/5/35	2,800,000	2,786,000
5.17% 10/13/27	5,000,000	5,106,250
5.25% 5/14/34	2,500,000	2,595,313
6.375% 10/23/34	1,849,000	2,083,592
7.75% 1/14/31	3,000,000	3,511,875
9.5% 2/2/30	2,500,000	3,085,938
Polish Government:
3.25% 4/6/26	1,176,000	1,157,549
4.625% 3/18/29	1,500,000	1,528,830
5.125% 9/18/34	3,000,000	3,077,070
5.5% 4/4/53	2,700,000	2,757,942
5.5% 3/18/54	3,000,000	3,069,960
5.75% 11/16/32	3,600,000	3,864,060
Quebec Province:
1.5% 2/11/25	6,000,000	5,912,400
2.5% 4/20/26	1,009,000	985,046
2.75% 4/12/27	8,846,000	8,578,232
2.875% 10/16/24	370,000	369,212
4.25% 9/5/34	1,850,000	1,840,121
4.5% 9/8/33	3,000,000	3,047,070
United Mexican States:
3.5% 2/12/34	16,778,000	14,135,465
3.75% 4/19/71	7,000,000	4,403,438
4.28% 8/14/41	3,000,000	2,420,625
4.35% 1/15/47	2,568,000	1,992,608
4.5% 1/31/50	15,110,000	11,842,463
4.6% 1/23/46	1,034,000	827,200
4.6% 2/10/48	3,128,000	2,478,940
4.75% 4/27/32	5,000,000	4,764,063
4.75% 3/8/44	7,230,000	6,023,494
5.55% 1/21/45	2,198,000	2,057,878
6.05% 1/11/40	3,556,000	3,560,445
Uruguay Republic:
4.125% 11/20/45	846,621	771,483
4.375% 1/23/31	8,324,181	8,371,005
4.975% 4/20/55	5,889,811	5,670,769
7.625% 3/21/36	380,000	470,725
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $465,522,212)		425,015,905

Supranational Obligations - 1.1%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	4,400,000	4,146,215
Asian Development Bank:
0.375% 9/3/25	13,000,000	12,490,067
0.75% 10/8/30	3,000,000	2,496,874
1.5% 10/18/24	4,500,000	4,478,783
1.875% 1/24/30	8,574,000	7,759,033
2% 4/24/26	1,123,000	1,085,078
2.5% 11/2/27	1,195,000	1,147,608
2.625% 1/12/27	1,158,000	1,124,176
2.75% 1/19/28	11,074,000	10,694,764
4% 1/12/33	6,100,000	6,112,675
4.375% 3/6/29	10,890,000	11,137,438
Corporacion Andina de Fomento 5% 1/24/29	3,930,000	4,027,581
European Investment Bank:
0.75% 9/23/30	7,250,000	6,056,474
0.875% 5/17/30	1,760,000	1,494,774
1.25% 2/14/31	6,300,000	5,360,994
1.625% 3/14/25	21,997,000	21,634,321
1.875% 2/10/25	535,000	528,001
2.375% 5/24/27	713,000	685,719
3.625% 7/15/30	16,270,000	16,086,877
3.75% 2/14/33	9,300,000	9,169,328
4.125% 2/13/34	3,000,000	3,037,079
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	3,869,075
1.75% 3/14/25	16,400,000	16,138,212
2% 6/2/26	713,000	687,706
2% 7/23/26	6,000,000	5,777,635
2.125% 1/15/25	326,000	322,556
2.25% 6/18/29	3,189,000	2,970,867
2.375% 7/7/27	1,200,000	1,151,786
3.125% 9/18/28	17,330,000	16,895,477
4.375% 1/24/44	2,313,000	2,261,856
4.5% 9/13/33	4,500,000	4,673,241
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	5,158,361
0.5% 10/28/25	8,582,000	8,215,269
0.75% 3/11/25	64,000	62,674
0.75% 8/26/30	8,100,000	6,764,612
0.875% 5/14/30	3,108,000	2,639,807
1.625% 1/15/25	21,300,000	21,040,309
1.875% 10/27/26	849,000	812,603
2.5% 11/25/24	1,016,000	1,009,781
2.5% 7/29/25	676,000	664,266
4% 7/25/30	8,500,000	8,561,361
4% 1/10/31	14,200,000	14,273,441
4.5% 6/26/28	10,500,000	10,500,294
4.75% 11/14/33	11,300,000	11,945,772
International Finance Corp.:
0.375% 7/16/25	19,670,000	18,984,961
0.75% 8/27/30	2,100,000	1,755,537
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $306,190,961)		297,891,318

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	2,144,000	2,329,547
Citizens Bank NA 2.25% 4/28/25	3,750,000	3,669,478
Discover Bank:
2.7% 2/6/30	5,000,000	4,450,443
3.45% 7/27/26	2,273,000	2,208,241
KeyBank NA 4.9% 8/8/32	1,200,000	1,137,499
PNC Bank NA 2.7% 10/22/29	2,100,000	1,905,349
Truist Bank:
1.5% 3/10/25	1,500,000	1,471,459
2.636% 9/17/29 (b)	5,000,000	4,984,002
3.3% 5/15/26	1,355,000	1,322,198
3.8% 10/30/26	427,000	418,093
Wells Fargo Bank NA 5.45% 8/7/26	5,500,000	5,601,451
TOTAL BANK NOTES (Cost $30,609,844)		29,497,760

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	57,938,572	57,950,160
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	25,809,919	25,812,500
TOTAL MONEY MARKET FUNDS (Cost $83,762,660)		83,762,660

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $27,937,298,654)	26,323,803,282
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(386,464,114)
NET ASSETS - 100.0%	25,937,339,168

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5% 9/1/54	(7,925,000)	(7,908,251)

Uniform Mortgage Backed Securities
2% 9/1/54	(20,700,000)	(16,930,335)
2.5% 9/1/54	(8,300,000)	(7,075,425)
3% 9/1/54	(1,100,000)	(975,262)
3% 9/1/54	(2,575,000)	(2,282,999)
3.5% 9/1/54	(10,075,000)	(9,273,329)
4% 9/1/54	(2,775,000)	(2,631,589)
4.5% 9/1/54	(2,300,000)	(2,238,277)
5% 9/1/54	(2,000,000)	(1,985,391)
5.5% 9/1/54	(5,475,000)	(5,512,427)
6% 9/1/54	(7,675,000)	(7,816,208)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(56,721,242)

TOTAL TBA SALE COMMITMENTS (Proceeds $64,970,656)		(64,629,493)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,918,942 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	118,582,584	3,312,387,261	3,373,015,812	4,523,508	(3,873)	-	57,950,160	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	76,218,750	2,530,628,026	2,581,034,276	482,907	-	-	25,812,500	0.1%
Total	194,801,334	5,843,015,287	5,954,050,088	5,006,415	(3,873)	-	83,762,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	6,608,720,184	-	6,608,720,184	-

U.S. Government and Government Agency Obligations	11,638,913,763	-	11,638,913,763	-

U.S. Government Agency - Mortgage Securities	6,706,996,648	-	6,706,996,648	-

Asset-Backed Securities	65,286,520	-	65,286,520	-

Commercial Mortgage Securities	354,732,205	-	354,732,205	-

Municipal Securities	112,986,319	-	112,986,319	-

Foreign Government and Government Agency Obligations	425,015,905	-	425,015,905	-

Supranational Obligations	297,891,318	-	297,891,318	-

Bank Notes	29,497,760	-	29,497,760	-

Money Market Funds	83,762,660	83,762,660	-	-
Total Investments in Securities:	26,323,803,282	83,762,660	26,240,040,622	-
Other Financial Instruments:
TBA Sale Commitments	(64,629,493)	-	(64,629,493)	-
Total Other Financial Instruments:	(64,629,493)	-	(64,629,493)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $25,187,500) - See accompanying schedule:
Unaffiliated issuers (cost $27,853,535,994)	$26,240,040,622
Fidelity Central Funds (cost $83,762,660)	83,762,660

Total Investment in Securities (cost $27,937,298,654)		$26,323,803,282
Foreign currency held at value (cost $557)		567
Receivable for investments sold		125,944,244
Receivable for TBA sale commitments		64,970,656
Receivable for fund shares sold		117,490,789
Interest receivable		192,325,906
Distributions receivable from Fidelity Central Funds		204,891
Other receivables		25
Total assets		26,824,740,360
Liabilities
Payable to custodian bank	$143
Payable for investments purchased
Regular delivery	311,786,173
Delayed delivery	475,143,658
TBA sale commitments, at value	64,629,493
Payable for fund shares redeemed	9,929,955
Other payables and accrued expenses	99,270
Collateral on securities loaned	25,812,500
Total liabilities		887,401,192
Net Assets		$25,937,339,168
Net Assets consist of:
Paid in capital		$28,249,805,916
Total accumulated earnings (loss)		(2,312,466,748)
Net Assets		$25,937,339,168
Net Asset Value, offering price and redemption price per share ($25,937,339,168 ÷ 2,837,995,809 shares)		$9.14
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$819,681,916
Income from Fidelity Central Funds (including $482,907 from security lending)		5,006,415
Total income		824,688,331
Expenses
Custodian fees and expenses	$233,713
Independent trustees' fees and expenses	68,633
Total expenses before reductions	302,346
Expense reductions	(469)
Total expenses after reductions		301,877
Net Investment income (loss)		824,386,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(171,785,946)
Fidelity Central Funds	(3,873)
Foreign currency transactions	1
Total net realized gain (loss)		(171,789,818)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,024,619,804
Assets and liabilities in foreign currencies	10
TBA Sale commitments	1,670,997
Total change in net unrealized appreciation (depreciation)		1,026,290,811
Net gain (loss)		854,500,993
Net increase (decrease) in net assets resulting from operations		$1,678,887,447
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$824,386,454	$552,883,526
Net realized gain (loss)	(171,789,818)	(276,439,477)
Change in net unrealized appreciation (depreciation)	1,026,290,811	(494,015,510)
Net increase (decrease) in net assets resulting from operations	1,678,887,447	(217,571,461)
Distributions to shareholders	(824,021,691)	(553,320,158)

Share transactions
Proceeds from sales of shares	5,001,016,662	5,926,389,109
Reinvestment of distributions	823,866,684	552,731,183
Cost of shares redeemed	(2,164,097,679)	(2,049,740,409)

Net increase (decrease) in net assets resulting from share transactions	3,660,785,667	4,429,379,883
Total increase (decrease) in net assets	4,515,651,423	3,658,488,264

Net Assets
Beginning of period	21,421,687,745	17,763,199,481
End of period	$25,937,339,168	$21,421,687,745

Other Information
Shares
Sold	552,175,268	663,556,930
Issued in reinvestment of distributions	93,012,350	61,881,218
Redeemed	(233,969,619)	(230,646,238)
Net increase (decrease)	411,217,999	494,791,910

Financial Highlights
Fidelity® Series Bond Index Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$9.19	$10.59	$10.90	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.314	.258	.181	.165	.242
Net realized and unrealized gain (loss)	.309	(.361)	(1.396)	(.182)	.422
Total from investment operations	.623	(.103)	(1.215)	(.017)	.664
Distributions from net investment income	(.313)	(.257)	(.185)	(.174)	(.250)
Distributions from net realized gain	-	-	-	(.119)	(.014)
Total distributions	(.313)	(.257)	(.185)	(.293)	(.264)
Net asset value, end of period	$9.14	$8.83	$9.19	$10.59	$10.90
Total Return C	7.24%	(1.12)%	(11.57)%	(.14)%	6.42%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.55%	2.89%	1.82%	1.56%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$25,937,339	$21,421,688	$17,763,199	$20,808,897	$13,160,897
Portfolio turnover rate G	50%	42%	61%	108%	71% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$239,589,626
Gross unrealized depreciation	(1,865,361,991)
Net unrealized appreciation (depreciation)	$(1,625,772,365)
Tax Cost	$27,949,916,809

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(660,825,272)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,625,772,354)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(235,492,584)
Long-term	(425,332,688)
Total capital loss carryforward	$(660,825,272)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$824,021,691	$ 553,320,158
Long-term Capital Gains	-	-
Total	$824,021,691	$ 553,320,158

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	5,970,793,784	4,957,843,672
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Bond Index Fund	50,171	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $469.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $824,021,691 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892975.105
SBX-ANN-1024
Fidelity® Series Investment Grade Bond Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Investment Grade Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 25.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	7,406,318
3.8% 12/1/57	74,998,000	54,970,345
4.3% 2/15/30	15,664,000	15,505,209
4.75% 5/15/46	20,994,000	19,008,339
Verizon Communications, Inc.:
2.55% 3/21/31	30,343,000	26,690,691
4.5% 8/10/33	17,268,000	16,793,749
4.78% 2/15/35 (b)	37,359,000	36,837,781
5.012% 4/15/49	705,000	699,307
		177,911,739
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	14,580,799
4.4% 4/1/33	9,969,000	9,060,965
5.05% 3/30/29	9,500,000	9,403,412
5.25% 4/1/53	23,544,000	19,279,631
5.375% 5/1/47	63,824,000	53,225,422
5.5% 4/1/63	9,969,000	7,992,486
5.75% 4/1/48	9,412,000	8,171,171
6.1% 6/1/29	23,527,000	24,307,571
6.484% 10/23/45	26,013,000	24,864,084
6.55% 6/1/34	12,828,000	13,288,361
Discovery Communications LLC 3.625% 5/15/30	18,602,000	16,511,313
Fox Corp.:
4.709% 1/25/29	9,867,000	9,936,142
5.476% 1/25/39	9,730,000	9,693,294
5.576% 1/25/49	6,456,000	6,246,479
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,661,258
5.5% 9/1/41	15,667,000	13,557,344
5.875% 11/15/40	11,331,000	10,228,379
6.55% 5/1/37	50,619,000	49,941,039
6.75% 6/15/39	13,940,000	13,860,559
7.3% 7/1/38	32,280,000	33,759,253
Warnermedia Holdings, Inc.:
3.755% 3/15/27	22,043,000	21,118,162
4.054% 3/15/29	7,640,000	7,137,821
4.279% 3/15/32	30,761,000	26,889,756
5.05% 3/15/42	15,981,000	12,806,129
5.141% 3/15/52	67,439,000	51,294,006
		483,814,836
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	31,929,772
3.875% 4/15/30	47,090,000	45,305,109
		77,234,881
TOTAL COMMUNICATION SERVICES		738,961,456
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Financial Co., Inc. 2.35% 2/26/27	21,000,000	19,878,696
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	9,188,000	8,990,998
Household Durables - 0.0%
Lennar Corp. 5% 6/15/27	2,921,000	2,945,751
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,028,003
AutoZone, Inc. 4% 4/15/30	28,926,000	28,099,509
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,328,682
3.75% 4/1/32	10,505,000	9,870,923
4.45% 4/1/62	44,060,000	35,966,834
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,302,719
		87,596,670
TOTAL CONSUMER DISCRETIONARY		119,412,115
CONSUMER STAPLES - 0.6%
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp. 5.95% 4/1/30	19,674,000	20,997,957
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	21,957,187
4.5% 5/2/43	17,568,000	15,144,731
4.8% 2/14/29	4,818,000	4,845,652
5.95% 2/14/49	6,241,000	6,431,340
BAT Capital Corp. 6.421% 8/2/33	15,947,000	17,291,681
Imperial Brands Finance PLC:
4.25% 7/21/25 (b)	2,664,000	2,640,432
6.125% 7/27/27 (b)	16,185,000	16,749,193
Reynolds American, Inc.:
4.45% 6/12/25	7,893,000	7,852,074
5.7% 8/15/35	6,607,000	6,764,867
5.85% 8/15/45	50,684,000	49,643,840
6.15% 9/15/43	11,136,000	11,306,801
7.25% 6/15/37	15,680,000	17,790,874
		178,418,672
TOTAL CONSUMER STAPLES		199,416,629
ENERGY - 3.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	311,530
4.85% 11/15/35	11,266,000	11,121,689
		11,433,219
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	13,385,738
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	17,271,405
5.4% 6/15/47	3,321,000	3,186,159
6.75% 11/15/39	3,701,000	4,138,319
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,934,000	5,182,921
6.036% 11/15/33 (b)	13,297,000	14,039,311
6.497% 8/15/43 (b)	3,976,000	4,321,823
6.544% 11/15/53 (b)	7,158,000	7,938,468
6.714% 8/15/63 (b)	4,285,000	4,763,868
DCP Midstream Operating LP:
5.6% 4/1/44	1,458,000	1,438,575
6.45% 11/3/36 (b)	7,882,000	8,555,336
6.75% 9/15/37 (b)	2,991,000	3,297,694
Energy Transfer LP:
3.75% 5/15/30	34,654,000	32,779,888
4.95% 6/15/28	22,521,000	22,754,381
5% 5/15/50	37,928,000	33,638,623
5.25% 4/15/29	11,043,000	11,289,584
5.4% 10/1/47	7,311,000	6,835,731
5.8% 6/15/38	12,558,000	12,868,186
6% 6/15/48	8,178,000	8,258,114
6.25% 4/15/49	7,585,000	7,892,075
Hess Corp.:
5.6% 2/15/41	13,347,000	13,648,310
5.8% 4/1/47	19,267,000	19,985,849
7.125% 3/15/33	5,555,000	6,327,852
7.3% 8/15/31	7,267,000	8,291,801
7.875% 10/1/29	2,497,000	2,851,930
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,488,059
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	32,098,171
5.55% 6/1/45	13,098,000	12,705,813
MPLX LP:
2.65% 8/15/30	10,000,000	8,937,613
4.8% 2/15/29	5,907,000	5,962,823
4.875% 12/1/24	15,019,000	14,994,809
4.95% 9/1/32	30,643,000	30,332,090
5.5% 2/15/49	17,721,000	16,992,421
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,452,251
6.45% 9/15/36	24,570,000	26,628,168
6.6% 3/15/46	53,949,000	58,253,857
7.5% 5/1/31	40,626,000	46,087,475
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,313,699
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	19,244,712
5.95% 1/28/31	37,031,000	30,631,673
6.35% 2/12/48	13,566,000	8,955,188
6.49% 1/23/27	38,273,000	37,129,887
6.5% 3/13/27	37,289,000	35,862,696
6.7% 2/16/32	80,790,000	69,358,215
6.75% 9/21/47	95,358,000	64,880,630
6.84% 1/23/30	35,198,000	31,692,279
6.95% 1/28/60	19,817,000	13,497,953
7.69% 1/23/50	124,733,000	92,576,833
Phillips 66 Co. 3.85% 4/9/25	3,215,000	3,187,551
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,180,282
3.6% 11/1/24	6,687,000	6,663,819
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	42,253,776
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	18,356,665
3.5% 11/15/30	55,862,000	52,341,062
3.9% 1/15/25	6,023,000	5,990,301
4.65% 8/15/32	32,008,000	31,486,728
5.3% 8/15/52	7,262,000	6,953,138
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	5,447,000	5,057,175
Western Midstream Operating LP:
4.65% 7/1/26	8,954,000	8,907,991
4.75% 8/15/28	6,312,000	6,281,887
		1,160,679,631
TOTAL ENERGY		1,172,112,850
FINANCIALS - 12.0%
Banks - 5.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	35,776,809
2.972% 2/4/33 (c)	21,000,000	18,512,743
3.419% 12/20/28 (c)	32,593,000	31,426,249
4% 1/22/25	14,494,000	14,414,148
4.183% 11/25/27	3,728,000	3,690,844
4.25% 10/22/26	45,120,000	44,887,074
5.015% 7/22/33 (c)	152,527,000	154,303,853
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	42,006,207
2.894% 11/24/32 (c)	14,928,000	12,869,675
4.836% 5/9/28	3,148,000	3,122,245
5.088% 6/20/30 (c)	44,892,000	44,723,609
5.2% 5/12/26	41,312,000	41,420,095
5.69% 3/12/30 (c)	34,049,000	35,102,578
6.49% 9/13/29 (c)	37,876,000	40,122,655
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	39,183,108
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,959,127
Citigroup, Inc.:
3.785% 3/17/33 (c)	21,000,000	19,383,915
4.075% 4/23/29 (c)	14,005,000	13,774,604
4.125% 7/25/28	3,728,000	3,666,847
4.3% 11/20/26	9,646,000	9,585,490
4.4% 6/10/25	29,307,000	29,145,759
4.412% 3/31/31 (c)	57,587,000	56,644,151
4.45% 9/29/27	48,296,000	48,068,520
4.6% 3/9/26	10,087,000	10,062,324
4.91% 5/24/33 (c)	5,636,000	5,605,883
5.3% 5/6/44	5,127,000	5,036,082
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	26,262,884
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	13,948,485
3.784% 3/14/32 (b)	11,585,000	10,608,595
Cooperatieve Rabobank UA 4.375% 8/4/25	42,555,000	42,248,543
HSBC Holdings PLC:
2.804% 5/24/32 (c)	7,768,000	6,746,572
3.973% 5/22/30 (c)	10,000,000	9,641,662
5.25% 3/14/44	560,000	545,398
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	81,601,000	81,874,555
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	50,359,472
2.956% 5/13/31 (c)	23,105,000	21,015,483
2.963% 1/25/33 (c)	21,000,000	18,595,515
3.875% 9/10/24	56,148,000	56,126,763
4.586% 4/26/33 (c)	155,774,000	153,766,109
4.912% 7/25/33 (c)	38,769,000	38,982,439
5.299% 7/24/29 (c)	34,500,000	35,400,715
NatWest Group PLC:
3.073% 5/22/28 (c)	24,822,000	23,797,846
4.8% 4/5/26	20,881,000	20,879,171
4.892% 5/18/29 (c)	10,000,000	10,026,942
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	27,724,103
Societe Generale:
1.488% 12/14/26 (b)(c)	51,731,000	49,280,196
3.337% 1/21/33 (b)(c)	21,000,000	18,218,572
4.25% 4/14/25 (b)	3,837,000	3,799,238
Wells Fargo & Co.:
3.196% 6/17/27 (c)	34,559,000	33,687,604
3.526% 3/24/28 (c)	46,819,000	45,588,777
4.478% 4/4/31 (c)	77,500,000	76,704,955
5.013% 4/4/51 (c)	87,446,000	83,790,536
5.499% 1/23/35 (c)	27,292,000	28,164,119
5.574% 7/25/29 (c)	38,000,000	39,240,122
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	19,702,875
		1,813,222,840
Capital Markets - 3.2%
Ares Capital Corp. 3.875% 1/15/26	65,900,000	64,639,997
Athene Global Funding:
5.339% 1/15/27 (b)	51,492,000	52,110,907
5.583% 1/9/29 (b)	25,932,000	26,629,758
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	80,168,651
7.05% 9/29/25	38,296,000	38,900,290
Deutsche Bank AG 4.5% 4/1/25	70,869,000	70,420,967
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	8,191,965
4.1% 1/13/26	4,496,000	4,437,341
6.72% 1/18/29 (c)	20,750,000	21,845,263
6.819% 11/20/29 (c)	34,596,000	36,812,919
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	43,113,090
3.102% 2/24/33 (c)	39,600,000	35,028,386
3.272% 9/29/25 (c)	104,473,000	104,260,703
3.8% 3/15/30	57,860,000	55,786,447
4.25% 10/21/25	32,884,000	32,646,830
6.75% 10/1/37	31,825,000	35,870,367
Moody's Corp. 3.25% 1/15/28	12,370,000	11,982,508
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	18,468,730
3.622% 4/1/31 (c)	54,679,000	51,880,825
4.431% 1/23/30 (c)	23,749,000	23,599,505
4.889% 7/20/33 (c)	94,211,000	93,983,398
5.449% 7/20/29 (c)	21,363,000	22,018,782
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	29,284,950
2.593% 9/11/25 (b)(c)	58,126,000	58,087,965
3.091% 5/14/32 (b)(c)	15,102,000	13,369,451
3.75% 3/26/25	31,994,000	31,741,556
3.869% 1/12/29 (b)(c)	19,608,000	19,001,654
4.125% 9/24/25 (b)	27,816,000	27,564,558
4.194% 4/1/31 (b)(c)	52,365,000	50,600,408
4.55% 4/17/26	1,588,000	1,582,786
		1,164,030,957
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	14,665,000	14,570,588
2.45% 10/29/26	20,465,000	19,504,855
3% 10/29/28	21,434,000	20,046,121
3.3% 1/30/32	22,930,000	20,381,946
4.45% 4/3/26	16,892,000	16,766,787
6.45% 4/15/27	70,156,000	72,999,261
6.5% 7/15/25	19,270,000	19,455,623
Ally Financial, Inc.:
4.625% 3/30/25	10,429,000	10,380,784
5.125% 9/30/24	11,402,000	11,394,025
5.8% 5/1/25	27,438,000	27,492,891
7.1% 11/15/27	36,750,000	39,027,604
8% 11/1/31	22,726,000	25,937,262
Capital One Financial Corp.:
2.636% 3/3/26 (c)	24,182,000	23,841,126
3.273% 3/1/30 (c)	35,931,000	33,478,286
3.65% 5/11/27	72,123,000	70,361,644
3.8% 1/31/28	34,796,000	33,759,882
4.985% 7/24/26 (c)	30,637,000	30,570,271
5.247% 7/26/30 (c)	39,510,000	39,914,983
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,843,673
3.95% 11/6/24	17,423,000	17,366,755
4.1% 2/9/27	1,920,000	1,886,912
4.5% 1/30/26	25,399,000	25,244,894
6.7% 11/29/32	7,709,000	8,401,626
Ford Motor Credit Co. LLC 4.063% 11/1/24	101,625,000	101,320,117
Synchrony Financial:
3.95% 12/1/27	42,034,000	40,501,711
5.15% 3/19/29	34,299,000	34,161,510
		778,611,137
Financial Services - 0.9%
Corebridge Financial, Inc.:
3.5% 4/4/25	10,416,000	10,307,510
3.65% 4/5/27	35,355,000	34,616,249
3.85% 4/5/29	14,571,000	14,067,399
3.9% 4/5/32	17,347,000	16,060,678
4.35% 4/5/42	3,946,000	3,395,014
4.4% 4/5/52	11,669,000	9,696,113
Corebridge Global Funding 5.9% 9/19/28 (b)	20,514,000	21,399,660
Equitable Holdings, Inc. 4.572% 2/15/29 (b)	8,015,000	7,941,483
Jackson Financial, Inc.:
3.125% 11/23/31	3,876,000	3,354,189
5.17% 6/8/27	15,288,000	15,495,891
5.67% 6/8/32	16,451,000	16,982,326
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	46,350,000	44,006,892
3% 5/15/32	51,930,000	44,381,222
3.625% 1/15/32	19,632,000	17,641,033
5.125% 2/1/28	16,760,000	16,844,521
5.5% 1/15/30	6,359,000	6,405,096
5.75% 4/1/33	25,066,000	25,659,036
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	30,190,415
		338,444,727
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	53,501,847
Hartford Financial Services Group, Inc. 2.8% 8/19/29	6,834,000	6,291,683
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	17,650,000	17,566,730
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	21,405,000	21,484,418
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	26,557,339
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	28,772,730
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	4,000,000	3,993,200
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,838,232
Unum Group:
3.875% 11/5/25	25,368,000	25,055,865
4% 6/15/29	24,228,000	23,545,551
5.75% 8/15/42	41,569,000	41,439,913
		259,047,508
TOTAL FINANCIALS		4,353,357,169
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30	16,718,000	17,318,130
5.25% 3/2/33	18,873,000	19,395,351
5.6% 3/2/43	17,930,000	18,325,019
5.65% 3/2/53	8,913,000	9,167,134
5.75% 3/2/63	16,243,000	16,659,272
		80,864,906
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	43,675,000	39,960,428
2.625% 8/1/31	20,375,000	17,283,228
3.375% 2/15/30	21,905,000	20,057,432
4.25% 12/15/27	25,155,000	24,594,044
4.625% 12/15/29	39,085,000	38,025,492
Cigna Group:
3.05% 10/15/27	17,500,000	16,826,651
4.8% 8/15/38	20,493,000	19,651,017
CVS Health Corp.:
3% 8/15/26	3,494,000	3,384,397
3.625% 4/1/27	9,782,000	9,575,846
4.78% 3/25/38	33,481,000	30,756,758
5% 1/30/29	14,082,000	14,281,702
5.25% 1/30/31	5,774,000	5,871,036
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	14,710,132
3.625% 3/15/32	4,163,000	3,784,786
5.625% 9/1/28	19,767,000	20,385,198
5.875% 2/1/29	21,543,000	22,380,991
Humana, Inc. 3.7% 3/23/29	13,384,000	12,918,795
Sabra Health Care LP 3.2% 12/1/31	48,562,000	42,120,377
Toledo Hospital 5.325% 11/15/28	11,480,000	11,279,100
		367,847,410
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	45,853,957
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	7,291,000	7,550,005
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	37,683,701
Viatris, Inc.:
2.7% 6/22/30	43,085,000	37,928,374
4% 6/22/50	10,202,000	7,231,159
		136,247,196
TOTAL HEALTH CARE		584,959,512
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,553,102
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	11,150,190
The Boeing Co.:
5.15% 5/1/30	21,453,000	21,397,909
5.705% 5/1/40	15,530,000	15,095,231
5.805% 5/1/50	36,500,000	34,450,341
5.93% 5/1/60	15,530,000	14,668,988
6.259% 5/1/27 (b)	3,461,000	3,560,626
6.298% 5/1/29 (b)	9,888,000	10,326,578
6.388% 5/1/31 (b)	7,489,000	7,888,657
6.528% 5/1/34 (b)	8,015,000	8,488,782
6.858% 5/1/54 (b)	12,066,000	12,991,902
7.008% 5/1/64 (b)	11,387,000	12,264,033
		167,836,339
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	3,229,000	3,483,111
6.2% 3/15/54	2,000,000	2,267,684
		5,750,795
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,735,682
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25	33,735,000	33,251,017
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (b)	8,740,000	8,604,456
4.375% 5/1/26 (b)	25,641,000	25,256,852
6.375% 5/4/28 (b)	30,919,000	32,139,653
		66,000,961
TOTAL INDUSTRIALS		278,574,794
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,855,452
6.2% 7/15/30	10,663,000	11,491,359
		24,346,811
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	8,116,415
2.45% 2/15/31 (b)	75,132,000	65,555,300
2.6% 2/15/33 (b)	75,132,000	62,982,692
3.5% 2/15/41 (b)	60,671,000	48,475,693
		185,130,100
Software - 0.2%
Oracle Corp.:
1.65% 3/25/26	35,590,000	33,980,297
2.3% 3/25/28	56,229,000	52,183,255
		86,163,552
TOTAL INFORMATION TECHNOLOGY		295,640,463
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	17,220,000	18,117,397
6.55% 11/15/30	17,466,000	18,730,556
6.7% 11/15/33	10,208,000	11,034,852
		47,882,805
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	22,870,261
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,461,506
3.625% 4/15/32	15,949,000	14,503,611
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	17,905,398
4.5% 12/1/28	20,395,000	19,869,107
6.75% 12/1/27	23,825,000	24,902,294
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	22,181,518
4.05% 7/1/30	26,564,000	25,446,793
4.125% 6/15/26	25,594,000	25,286,390
4.125% 5/15/29	28,249,000	27,401,002
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	8,554,254
2.75% 4/15/31	6,692,000	5,739,977
Healthcare Realty Holdings LP:
3.1% 2/15/30	7,500,000	6,823,225
3.5% 8/1/26	7,811,000	7,631,439
Healthpeak OP, LLC:
3.25% 7/15/26	3,144,000	3,067,622
3.5% 7/15/29	3,594,000	3,415,469
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	35,029,030
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	22,204,567
Kite Realty Group LP 5.5% 3/1/34	5,710,000	5,788,424
Kite Realty Group Trust:
4% 3/15/25	32,398,000	32,067,494
4.75% 9/15/30	50,933,000	50,445,526
LXP Industrial Trust (REIT) 2.7% 9/15/30	9,405,000	8,246,353
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	28,919,831
3.625% 10/1/29	33,134,000	30,834,208
4.5% 1/15/25	14,849,000	14,785,629
4.5% 4/1/27	74,033,000	73,149,204
4.75% 1/15/28	36,570,000	36,254,269
5.25% 1/15/26	31,863,000	31,863,196
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	5,694,000	5,862,870
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	6,059,805
Prologis LP 3.25% 6/30/26	318,000	311,520
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,759,069
2.85% 12/15/32	5,025,000	4,320,542
3.25% 1/15/31	5,362,000	4,924,584
3.4% 1/15/28	8,338,000	8,050,250
Retail Opportunity Investments Partnership LP 4% 12/15/24	5,977,000	5,946,945
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,765,594
3.375% 12/1/27	17,457,000	16,926,639
Store Capital LLC:
2.75% 11/18/30	10,084,000	8,719,472
4.625% 3/15/29	9,743,000	9,478,304
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,846,003
2.7% 7/15/31	23,304,000	19,956,715
Ventas Realty LP:
3% 1/15/30	43,597,000	39,899,093
3.5% 2/1/25	8,762,000	8,681,530
4% 3/1/28	12,591,000	12,317,025
4.125% 1/15/26	8,982,000	8,887,548
4.75% 11/15/30	53,358,000	53,333,564
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,116,795
4.75% 2/15/28	32,852,000	32,722,724
4.95% 2/15/30	42,556,000	42,403,292
5.125% 5/15/32	10,727,000	10,603,662
5.75% 4/1/34	4,481,000	4,615,681
Vornado Realty LP 2.15% 6/1/26	10,254,000	9,700,502
WP Carey, Inc. 3.85% 7/15/29	7,008,000	6,744,654
		952,601,979
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	24,749,000	23,185,529
4.55% 10/1/29	31,499,000	28,861,696
8.05% 3/15/28	32,475,000	34,555,933
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	26,287,876
4.875% 3/1/26	4,233,000	4,237,929
Tanger Properties LP:
2.75% 9/1/31	23,464,000	19,993,958
3.125% 9/1/26	16,163,000	15,545,110
3.875% 7/15/27	8,715,000	8,464,698
		161,132,729
TOTAL REAL ESTATE		1,113,734,708
UTILITIES - 1.1%
Electric Utilities - 0.3%
Alabama Power Co. 3.05% 3/15/32	33,143,000	29,750,570
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	17,722,722
Duke Energy Corp. 2.45% 6/1/30	14,856,000	13,279,276
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	6,123,308
2.775% 1/7/32 (b)	24,917,000	21,066,707
Entergy Corp. 2.8% 6/15/30	15,246,000	13,788,799
Exelon Corp.:
3.35% 3/15/32	8,906,000	8,113,712
4.05% 4/15/30	9,268,000	9,034,387
		118,879,481
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	4,882,840	5,147,344
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	9,130,946
The AES Corp.:
2.45% 1/15/31	9,656,000	8,234,474
3.3% 7/15/25 (b)	45,861,000	44,960,143
3.95% 7/15/30 (b)	66,879,000	63,140,544
		125,466,107
Multi-Utilities - 0.4%
NiSource, Inc.:
2.95% 9/1/29	47,860,000	44,337,798
3.6% 5/1/30	21,965,000	20,828,703
5.8% 2/1/42	11,523,000	11,740,735
5.95% 6/15/41	17,565,000	18,307,099
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	17,118,155
4.224% 3/15/32	30,357,000	27,993,011
Sempra 6% 10/15/39	1,481,000	1,553,630
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67 (c)(d)	14,096,000	13,712,824
		155,591,955
TOTAL UTILITIES		405,084,887
TOTAL NONCONVERTIBLE BONDS (Cost $9,804,817,574)		9,309,137,388

U.S. Treasury Obligations - 39.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	165,848,010
1.875% 11/15/51	440,986,000	270,586,253
2% 11/15/41	311,610,000	224,906,951
2% 8/15/51	517,650,000	328,182,014
2.25% 2/15/52	336,840,000	226,617,006
2.875% 5/15/52	83,620,000	64,622,581
3% 2/15/47	557,997,000	449,645,316
3.25% 5/15/42	163,800,000	142,723,546
3.625% 2/15/53	200,000,000	179,398,438
3.625% 5/15/53	150,000,000	134,642,579
4.125% 8/15/53	887,834,000	871,846,054
4.25% 2/15/54	538,523,000	540,626,605
4.625% 5/15/44	32,000,000	33,325,000
4.625% 5/15/54	5,650,000	6,038,438
U.S. Treasury Notes:
1.125% 8/31/28	150,720,000	136,113,113
1.25% 5/31/28	429,352,000	391,884,332
2.5% 3/31/27	138,000,000	133,595,860
2.625% 7/31/29	30,000,000	28,492,969
2.75% 8/15/32	545,773,000	504,733,430
2.875% 5/15/32	580,926,000	543,483,507
3.125% 8/31/29	250,000,000	242,871,095
3.375% 5/15/33	1,000,000	962,266
3.5% 2/15/33	609,000,000	592,442,813
3.75% 8/15/27	25,600,000	25,572,000
3.875% 11/30/29	375,000,000	376,977,540
3.875% 8/15/33	282,336,000	281,707,362
3.875% 8/15/34	25,450,000	25,354,509
4% 7/31/29	200,000,000	202,338,660
4% 10/31/29	1,270,000,000	1,283,890,620
4% 2/28/30	12,900,000	13,044,117
4% 7/31/30 (e)	500,000,000	505,566,405
4% 2/15/34	480,000,000	483,000,000
4.125% 3/31/29	260,000,000	264,103,125
4.125% 7/31/31	175,000,000	178,238,708
4.125% 11/15/32	950,000,000	967,775,393
4.25% 12/31/25	16,978,000	16,984,336
4.25% 3/15/27	85,670,000	86,540,086
4.25% 6/30/29	300,000,000	306,616,110
4.25% 2/28/31	381,500,000	391,216,328
4.25% 6/30/31	18,270,000	18,749,588
4.375% 10/31/24	32,900,000	32,853,092
4.375% 12/15/26	37,970,000	38,379,364
4.375% 11/30/30	580,000,000	598,351,560
4.375% 5/15/34	291,320,000	301,880,350
4.5% 5/31/29	19,230,000	19,864,740
4.5% 11/15/33	450,000,000	470,443,361
4.625% 3/15/26	79,510,000	80,131,172
4.625% 6/15/27	24,810,000	25,344,966
4.625% 4/30/31	276,000,000	289,131,561
4.875% 10/31/28	274,364,000	286,035,187
4.875% 10/31/30	475,000,000	503,054,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,223,531,707)		14,286,733,104

U.S. Government Agency - Mortgage Securities - 29.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 8.0%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.873% 10/1/35 (c)(d)	22,990	23,597
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	41,033	42,011
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	12,106	12,393
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (c)(d)	8,818	8,941
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (c)(d)	8,998	9,226
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 6.755% 1/1/35 (c)(d)	60,529	61,388
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.26% 2/1/33 (c)(d)	6,127	6,206
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.461% 12/1/34 (c)(d)	18,212	18,480
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.785% 3/1/35 (c)(d)	14,715	14,938
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	8,321	8,435
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (c)(d)	25,739	26,479
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	44,018	45,152
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.315% 7/1/35 (c)(d)	11,860	12,062
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (c)(d)	1,937	1,989
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.600% 7.436% 8/1/35 (c)(d)	5,247	5,398
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	9,169	9,432
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.413% 5/1/35 (c)(d)	70,716	72,717
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.414% 3/1/33 (c)(d)	29,823	30,498
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (c)(d)	53,081	54,510
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (c)(d)	29,092	29,902
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.406% 7/1/43 (c)(d)	41,555	42,750
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.167% 6/1/42 (c)(d)	243,478	250,478
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	77,992	80,234
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (c)(d)	127,738	131,410
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (c)(d)	32,122	33,004
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	165,232	169,982
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (c)(d)	2,242,282	2,306,747
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (c)(d)	74,082	76,212
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	25,793	26,534
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	109,739	112,894
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (c)(d)	73,291	75,398
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.64% 7/1/41 (c)(d)	146,110	150,310
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(d)	7,626	7,840
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	94,096	95,465
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.703% 9/1/36 (c)(d)	39,927	41,075
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (c)(d)	44,183	45,453
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (c)(d)	10,630	10,905
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	27,952	28,369
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	60,031	61,019
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(d)	46,014	46,740
U.S. TREASURY 1 YEAR INDEX + 2.300% 7.12% 12/1/33 (c)(d)	160,988	163,652
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.852% 5/1/35 (c)(d)	9,777	9,961
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.177% 7/1/34 (c)(d)	56,720	57,823
1.5% 11/1/35 to 4/1/52	260,077,722	215,138,617
2% 2/1/28 to 4/1/52	677,031,480	579,816,622
2.5% 4/1/31 to 6/1/52	646,947,685	567,121,393
3% 4/1/29 to 3/1/52 (e)(f)	412,883,723	376,873,183
3.4% 7/1/42 to 9/1/42	60,479	57,063
3.5% 8/1/34 to 10/1/52	260,616,056	244,757,636
3.65% 5/1/42 to 8/1/42	14,415	13,759
3.9% 4/1/42	5,218	5,054
4% 3/1/36 to 4/1/52	146,562,832	142,320,869
4.25% 11/1/41	9,786	9,658
4.5% to 4.5% 5/1/25 to 12/1/52 (e)	147,081,450	145,467,753
5% 9/1/25 to 4/1/53	104,966,432	105,287,836
5.288% 8/1/41 (c)	1,227,066	1,239,755
5.5% 9/1/52 to 6/1/54	159,933,362	162,507,833
6% to 6% 9/1/29 to 8/1/54	253,419,795	259,331,978
6.5% 7/1/32 to 7/1/54	88,644,061	92,258,813
6.723% 2/1/39 (c)	424,736	438,879
7% to 7% 8/1/25 to 7/1/37	477,150	496,501
7.5% to 7.5% 11/1/24 to 9/1/32	209,555	215,252
8% 3/1/37	23,977	25,661
8.5% 9/1/25	29	29
9% 10/1/30	4,964	5,320
TOTAL FANNIE MAE		2,897,907,473
Freddie Mac - 5.5%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 6.029% 8/1/37 (c)(d)	59,400	59,588
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	28,805	29,235
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	149,162	152,018
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	96,054	98,051
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.3% 4/1/35 (c)(d)	41,340	41,927
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	931,852	958,595
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	349,930	359,991
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.567% 7/1/41 (c)(d)	206,354	212,287
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.422% 10/1/36 (c)(d)	106,689	108,819
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(d)	61,469	63,237
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	150,652	154,983
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	35,228	36,241
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (c)(d)	281,993	290,100
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.54% 5/1/41 (c)(d)	278,889	286,907
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (c)(d)	272,256	280,083
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (c)(d)	110,646	113,827
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (c)(d)	121,352	124,840
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 7.711% 6/1/33 (c)(d)	5,133	5,281
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 7% 10/1/35 (c)(d)	71,587	72,961
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (c)(d)	51,267	52,741
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (c)(d)	52,253	53,520
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	1,601	1,647
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (c)(d)	64,722	66,583
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	2,300	2,367
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	78,488	80,744
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (c)(d)	8,333	8,573
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (c)(d)	97,044	97,898
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	1,737	1,759
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.127% 6/1/33 (c)(d)	184,697	186,981
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.899% 3/1/35 (c)(d)	321,490	326,770
1.5% 7/1/35 to 8/1/51 (f)	204,750,789	168,690,780
2% 6/1/35 to 8/1/52	527,623,219	445,345,366
2.5% 5/1/30 to 7/1/52	378,697,173	333,870,489
3% 12/1/30 to 6/1/52	259,535,080	235,016,604
3.5% 1/1/32 to 12/1/52	268,987,459	252,762,537
4% 1/1/36 to 10/1/52	144,949,831	140,941,965
4% 4/1/48	49,357	47,555
4.5% 6/1/25 to 11/1/52	49,817,505	49,503,640
5% 7/1/33 to 8/1/53	92,973,674	93,520,942
5.5% 9/1/52 to 2/1/54 (g)	140,669,642	143,337,640
6% 7/1/28 to 4/1/54	78,028,166	80,132,543
6.5% 5/1/31 to 1/1/54	70,375,982	73,332,375
7% 3/1/26 to 9/1/36	534,802	557,123
7.5% 1/1/27 to 7/1/34	47,941	50,379
8% 7/1/25 to 4/1/32	13,170	13,704
8.5% 4/1/25 to 1/1/28	8,052	8,239
TOTAL FREDDIE MAC		2,021,460,435
Ginnie Mae - 8.2%
3.5% 10/20/40 to 12/20/49	61,773,858	58,509,173
4% 7/20/33 to 5/20/49	74,827,519	72,647,549
4.5% 6/20/33 to 5/20/54	75,902,135	74,773,520
5.5% 6/15/33 to 9/15/39	1,100,640	1,133,804
6% to 6% 10/15/30 to 5/15/40	2,001,258	2,078,434
7% to 7% 8/15/25 to 11/15/32	958,938	987,326
7.5% to 7.5% 7/15/25 to 9/15/31	104,446	106,728
8% 10/15/24 to 11/15/29	14,829	15,198
8.5% to 8.5% 11/15/27 to 1/15/31	11,572	12,228
2% 10/20/50 to 6/20/52	527,917,108	444,381,724
2% 9/1/54 (h)	18,100,000	15,239,246
2% 9/1/54 (h)	45,100,000	37,971,823
2% 9/1/54 (h)	13,575,000	11,429,435
2% 9/1/54 (h)	16,600,000	13,976,325
2% 9/1/54 (h)	43,400,000	36,540,513
2% 9/1/54 (h)	20,000,000	16,838,946
2% 9/1/54 (h)	21,675,000	18,249,208
2% 10/1/54 (h)	26,600,000	22,420,736
2.5% 6/20/51 to 8/20/53	445,054,580	387,157,968
3% 2/20/31 to 2/20/50	39,744,613	37,214,208
3% 9/1/54 (h)	12,850,000	11,620,445
3% 9/1/54 (h)	12,850,000	11,620,445
3% 9/1/54 (h)	12,850,000	11,620,445
3% 9/1/54 (h)	32,250,000	29,164,152
3% 9/1/54 (h)	70,500,000	63,754,193
3% 9/1/54 (h)	11,925,000	10,783,954
3% 9/1/54 (h)	37,800,000	34,183,099
3% 9/1/54 (h)	113,350,000	102,504,083
3% 10/1/54 (h)	32,800,000	29,684,587
3% 10/1/54 (h)	63,350,000	57,332,884
3.5% 9/1/54 (h)	68,650,000	63,887,550
3.5% 9/1/54 (h)	5,200,000	4,839,261
3.5% 9/1/54 (h)	46,450,000	43,227,629
3.5% 9/1/54 (h)	34,300,000	31,920,510
3.5% 9/1/54 (h)	34,400,000	32,013,572
4% 9/1/54 (h)	36,600,000	34,973,536
4.5% 9/1/54 (h)	40,100,000	39,251,063
4.5% 9/1/54 (h)	4,250,000	4,160,025
5% 12/15/32 to 4/20/48	13,686,751	13,895,263
5% 9/1/54 (h)	39,750,000	39,665,992
5% 9/1/54 (h)	5,200,000	5,189,010
5% 9/1/54 (h)	48,400,000	48,297,711
5% 9/1/54 (h)	25,600,000	25,545,897
5% 9/1/54 (h)	17,225,000	17,188,597
5% 9/1/54 (h)	25,000	24,947
5% 10/1/54 (h)	61,150,000	60,934,776
5% 10/1/54 (h)	48,150,000	47,980,531
5% 10/1/54 (h)	26,900,000	26,805,323
5.5% 9/1/54 (h)	58,750,000	59,125,800
5.5% 9/1/54 (h)	52,000,000	52,332,623
5.5% 9/1/54 (h)	36,900,000	37,136,035
5.5% 9/1/54 (h)	57,450,000	57,817,485
5.5% 10/1/54 (h)	108,325,000	108,992,520
6% 9/1/54 (h)	26,050,000	26,427,774
6% 9/1/54 (h)	41,500,000	42,101,829
6% 9/1/54 (h)	28,750,000	29,166,930
6% 9/1/54 (h)	9,250,000	9,384,143
6% 9/1/54 (h)	39,300,000	39,869,925
6% 9/1/54 (h)	45,700,000	46,362,737
6% 9/1/54 (h)	3,900,000	3,956,557
6% 9/1/54 (h)	1,975,000	2,003,641
6% 9/1/54 (h)	58,650,000	59,500,536
6% 9/1/54 (h)	35,125,000	35,634,379
6% 10/1/54 (h)	121,100,000	122,804,156
6.5% 3/20/31 to 6/15/37	287,921	299,393
6.5% 9/1/54 (h)	21,675,000	22,129,904
6.5% 9/1/54 (h)	32,875,000	33,564,964
6.5% 9/1/54 (h)	29,000,000	29,608,638
TOTAL GINNIE MAE		2,971,973,541
Uniform Mortgage Backed Securities - 7.6%
2% 9/1/39 (h)	28,800,000	26,043,751
2% 9/1/39 (h)	14,000,000	12,660,157
2% 10/1/39 (h)	23,600,000	21,370,907
2% 9/1/54 (h)	237,450,000	194,208,123
2% 9/1/54 (h)	7,975,000	6,522,678
2% 9/1/54 (h)	3,500,000	2,862,617
2% 9/1/54 (h)	669,450,000	547,536,862
2% 9/1/54 (h)	65,000,000	53,162,889
2% 9/1/54 (h)	65,050,000	53,203,784
2% 9/1/54 (h)	66,300,000	54,226,147
2% 9/1/54 (h)	18,650,000	15,253,660
2% 10/1/54 (h)	303,750,000	248,766,481
2% 10/1/54 (h)	336,300,000	275,424,420
2.5% 9/1/54 (h)	15,850,000	13,511,505
2.5% 9/1/54 (h)	12,325,000	10,506,581
2.5% 9/1/54 (h)	6,950,000	5,924,603
2.5% 9/1/54 (h)	101,850,000	86,823,143
2.5% 9/1/54 (h)	60,800,000	51,829,623
2.5% 9/1/54 (h)	59,200,000	50,465,685
2.5% 10/1/54 (h)	173,050,000	147,694,126
3% 9/1/54 (h)	16,775,000	14,872,742
3% 9/1/54 (h)	94,750,000	84,005,502
3% 10/1/54 (h)	16,775,000	14,887,157
3.5% 9/1/54 (h)	17,100,000	15,739,348
4% 9/1/54 (h)	98,175,000	93,101,345
4% 9/1/54 (h)	9,875,000	9,364,663
5% 9/1/39 (h)	36,775,000	37,032,138
5% 9/1/39 (h)	28,325,000	28,523,054
5% 9/1/39 (h)	32,200,000	32,425,149
5.5% 9/1/54 (h)	18,675,000	18,802,660
5.5% 9/1/54 (h)	35,625,000	35,868,529
5.5% 9/1/54 (h)	60,000,000	60,410,154
5.5% 9/1/54 (h)	28,200,000	28,392,772
5.5% 9/1/54 (h)	64,300,000	64,739,548
6% 9/1/54 (h)	52,350,000	53,313,156
6% 9/1/54 (h)	52,400,000	53,364,076
6% 9/1/54 (h)	29,050,000	29,584,474
6% 9/1/54 (h)	13,400,000	13,646,539
6% 9/1/54 (h)	66,300,000	67,519,814
6% 9/1/54 (h)	63,550,000	64,719,218
6% 9/1/54 (h)	46,900,000	47,762,885
6.5% 9/1/54 (h)	13,850,000	14,260,630
6.5% 9/1/54 (h)	275,000	283,153
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,760,616,448
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,855,768,110)		10,651,957,897

Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	19,655,602	20,303,728
Class A2, 6.261% 5/16/49 (b)	17,890,815	18,480,747
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	11,279,266	8,087,171
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,448,611	1,397,949
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	19,593,666	18,688,619
Class B, 4.458% 10/16/39 (b)	5,909,968	3,546,035
Series 2021-1A Class A, 2.95% 11/16/41 (b)	22,217,414	20,656,572
Series 2021-2A Class A, 2.798% 1/15/47 (b)	42,811,627	38,806,389
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	6,200,000	6,257,193
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	7,524,158	7,544,483
Aimco Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.692% 7/22/37 (b)(c)(d)	15,020,000	15,075,829
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(c)(d)	24,948,049	24,956,506
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	21,260,000	21,354,692
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(c)(d)	25,958,000	25,957,611
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5336% 4/20/34 (b)(c)(d)	56,239,000	56,268,863
Allegro Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.440% 6.7236% 7/21/37 (b)(c)(d)	39,309,000	39,367,964
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(c)(d)	28,071,000	28,088,881
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(c)(d)	27,167,000	27,132,933
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	16,840,000	16,982,557
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	10,070,000	10,136,439
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	6,593,120	6,296,490
Class B, 4.335% 1/16/40 (b)	1,551,112	1,283,403
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(c)(d)	32,133,000	32,139,234
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.5762% 4/25/34 (b)(c)(d)	18,644,000	18,645,361
Ares Ln Funding V Ltd. / Ares Ln Fund Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/27/37 (b)(c)(d)	28,926,000	29,000,484
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(c)(d)	24,631,000	24,658,193
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(c)(d)	42,880,000	42,909,330
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.633% 4/15/34 (b)(c)(d)	37,984,000	37,990,115
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(c)(d)	21,905,000	21,925,591
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.5662% 4/25/34 (b)(c)(d)	40,974,000	40,990,185
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7636% 1/20/32 (b)(c)(d)	20,962,354	20,962,354
Series 2024-4A Class AR, 0% 10/20/37 (b)(c)	32,719,000	32,719,000
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5174% 2/25/35 (c)(d)	216,905	215,191
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(c)(d)	33,084,000	33,118,043
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	19,539,438	19,379,019
Series 2021-1A Class A, 2.443% 7/15/46 (b)	36,028,878	32,806,743
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(c)(d)(h)	28,952,000	28,961,844
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	6,274,000	6,375,958
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(c)(d)	4,855,054	4,858,123
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(c)(d)	33,779,000	33,780,621
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	12,009,000	12,255,237
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	15,337,000	15,673,031
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	18,856,651	17,254,452
Class B, 5.095% 4/15/39 (b)	11,988,233	8,184,717
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	6,148,193	5,733,616
Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,308,374	4,139,170
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(c)(d)	26,444,000	26,448,839
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(c)(d)	19,756,000	19,770,244
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(c)(d)	39,364,000	39,361,323
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(c)(d)	32,995,000	32,987,873
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	7,052,620	6,920,065
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	12,200,000	12,370,829
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	8,972,538	9,102,520
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	13,393,977	13,525,755
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	9,500,000	9,616,002
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(c)(d)	32,158,000	32,190,126
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7436% 4/20/34 (b)(c)(d)	35,800,000	35,827,280
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	16,751,026	16,771,484
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	29,660,070	28,791,244
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,693,250	2,611,408
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	6,607,000	6,626,959
Series 2023 A1 Class A, 4.31% 3/15/28	8,200,000	8,171,781
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	5,825,933	5,845,928
Class A3, 5.64% 2/22/28 (b)	6,812,000	6,939,301
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	7,600,000	7,617,410
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	5,218,000	5,326,011
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	14,100,000	14,135,058
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(c)(d)	22,130,000	22,172,113
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	28,334,000	28,363,977
Dryden Senior Loan Fund:
Series 2018-70X Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7177% 1/16/32 (c)(d)	320,888	321,035
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(c)(d)	16,803,000	16,828,137
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(c)(d)	26,822,000	26,863,547
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(c)(d)	37,869,000	37,882,178
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(d)	27,328,000	27,462,700
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(c)(d)	26,302,000	26,402,000
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(c)(d)	7,800,000	7,800,936
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	11,000,000	11,102,381
Class A3, 5.61% 4/20/28 (b)	10,874,000	11,136,167
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	23,176,473	23,608,126
Flatiron CLO Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(c)(d)	24,705,000	24,744,207
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(c)(d)	20,757,000	20,705,751
Series 2024-1A Class A1R, 0% 10/19/37 (b)(c)	36,883,000	36,883,000
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	7,300,000	7,243,011
Series 2020-2 Class A, 1.06% 4/15/33 (b)	9,900,000	9,488,966
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	52,066,000	52,347,583
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	16,200,000	16,513,230
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	2,205,374	2,205,596
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,077,000	7,114,894
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	6,868,000	6,990,874
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	14,844,000	14,887,625
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	10,146,662	9,385,642
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	9,402,418	8,697,217
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	24,000,000	24,329,561
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	17,572,000	17,782,332
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(c)(d)	22,628,000	22,652,574
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(c)(d)	10,710,000	10,751,512
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(d)	22,457,000	22,636,544
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(c)(d)	30,000,000	30,014,850
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/22/37 (b)(c)(d)	17,772,000	17,873,834
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6811% 4/19/34 (b)(c)(d)	38,620,000	38,631,045
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(c)(d)	36,551,000	36,566,059
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(c)(d)	24,703,000	24,702,778
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(c)(d)	7,927,000	7,939,184
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(c)(d)	39,908,000	39,972,611
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5636% 4/20/34 (b)(c)(d)	31,864,000	31,904,754
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(c)(d)	26,894,000	26,935,820
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(c)(d)	33,543,000	33,545,717
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	3,328,372	3,331,241
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	4,300,000	4,377,285
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (b)	16,000,000	16,205,138
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(c)(d)	22,801,033	22,835,531
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(d)	25,542,000	25,568,129
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	9,700,000	9,820,937
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(c)(d)	42,834,000	42,848,521
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6374% 1/25/36 (c)(d)	136,284	134,844
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(c)(d)	13,185,000	13,191,962
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	6,011,000	6,126,096
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,083,800	25,234,816
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	25,933,075	24,803,775
Class A2II, 4.008% 12/5/51 (b)	23,173,593	21,340,909
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	19,086,461	17,559,926
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	8,094,116	7,907,104
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(c)(d)	46,460,000	46,500,978
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(c)(d)	42,692,000	42,709,888
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	20,978,785	19,254,539
Class B, 4.335% 3/15/40 (b)	2,304,030	1,820,754
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	34,606,755
1.884% 7/15/50 (b)	12,544,000	12,004,663
2.328% 7/15/52 (b)	9,591,000	8,787,950
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	16,000,000	16,230,952
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	5,250,972	5,260,701
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	9,375,000	9,553,098
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	23,407,000	24,458,021
Class A2I, 6.028% 7/30/54 (b)	44,896,000	46,063,449
Class A2II, 6.268% 7/30/54 (b)	26,690,000	27,668,498
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(c)(d)	44,162,000	44,080,256
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	22,556,000	22,655,833
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(c)(d)	4,219,000	4,222,945
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(c)(d)	34,701,713	34,736,415
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2524% 9/25/34 (c)(d)	79,133	80,384
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	7,007,316	7,010,557
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	18,560,116	18,588,550
Class A3, 6.13% 9/21/26 (b)	20,000,000	20,176,608
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	16,431,000	16,487,629
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	22,378,131	20,588,592
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	29,545,518	26,590,966
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	1,079,455	1,056,211
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	16,605,000	16,582,970
Series 2024-A Class A3, 5.25% 4/20/27 (b)	13,200,000	13,324,520
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1359% 4/6/42 (b)(c)(d)	2,720,000	1,919,781
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	12,100,000	12,239,557
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	12,340,000	12,501,842
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(c)(d)	11,307,000	11,309,341
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(c)(d)	44,263,000	44,265,434
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	28,612,835	28,808,968
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	15,100,000	15,250,666
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	18,100,000	18,176,967
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	13,685,445	14,539,328
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	17,581,000	17,565,538
Series 2023-C Class A3, 5.15% 11/15/28	8,696,000	8,755,136
TOTAL ASSET-BACKED SECURITIES (Cost $3,116,895,223)		3,093,415,628

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	2,598,865	2,572,541
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	16,714,012	16,733,089
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	6,326,199	6,237,483
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(c)	7,147,000	7,010,492
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	7,936,873	7,590,223
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(c)(d)	33,074	32,615
Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(d)(i)	316,680	32
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(c)(d)	240,848	231,556
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	5,248,850	5,083,863
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(c)	5,061,896	4,794,436
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	10,355,057	9,684,520
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)	13,614,812	13,230,120
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	3,906,459	3,598,081
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	6,240,229	5,860,160
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,408,493	2,346,103
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	2,054,124	1,993,301
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	8,247,093	7,495,210
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	10,896,360	10,379,088
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(c)(d)	10,611,912	10,579,113
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	12,566,978	12,111,238
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,821,818	2,789,730
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,163,519	3,956,746
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(d)	3,516	3,248
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0324% 9/25/43 (c)(d)	79,040	75,219
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	15,836,358	15,002,241
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.4128% 9/25/33 (c)	10,073	9,997
TOTAL PRIVATE SPONSOR		149,400,445
U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2633% 2/25/32 (c)(d)	13,133	13,173
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4677% 3/18/32 (c)(d)	23,987	24,184
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 4/25/32 (c)(d)	25,732	25,944
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 10/25/32 (c)(d)	31,892	32,158
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2133% 1/25/32 (c)(d)	12,087	12,092
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (c)(j)(k)	494,065	74,072
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2167% 11/25/36 (c)(j)(k)	357,858	38,015
Series 2012-70 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 7/25/42 (c)(d)	12,118,293	12,013,731
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	107,798	109,655
Series 1999-32 Class PL, 6% 7/25/29	151,781	154,415
Series 1999-33 Class PK, 6% 7/25/29	110,350	112,177
Series 2001-52 Class YZ, 6.5% 10/25/31	19,959	20,610
Series 2005-102 Class CO 11/25/35 (l)	71,491	61,562
Series 2005-39 Class TE, 5% 5/25/35	19,099	19,421
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3454% 8/25/35 (c)(d)(k)	14,772	15,417
Series 2005-81 Class PC, 5.5% 9/25/35	241,310	248,073
Series 2006-12 Class BO 10/25/35 (l)	320,417	282,932
Series 2006-15 Class OP 3/25/36 (l)	479,851	407,699
Series 2006-37 Class OW 5/25/36 (l)	48,710	39,669
Series 2006-45 Class OP 6/25/36 (l)	148,526	123,262
Series 2006-62 Class KP 4/25/36 (l)	233,073	194,609
Series 2012-149:
Class DA, 1.75% 1/25/43	1,754,560	1,627,399
Class GA, 1.75% 6/25/42	2,112,130	1,954,950
Series 2017-32 Class PA, 2.7% 5/25/47	17,350,552	15,805,095
Series 2017-37 Class AB, 2.55% 9/25/46	4,362,637	4,003,215
Series 2019-76 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9633% 12/25/49 (c)(d)	6,458,678	6,325,971
Series 2021-69 Class JK, 1.5% 10/25/51	3,897,473	3,292,082
Series 2022-2 Class TH, 2.5% 2/25/52	2,264,612	2,083,284
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	16,553	16,977
Series 1999-25 Class Z, 6% 6/25/29	113,070	113,706
Series 2001-20 Class Z, 6% 5/25/31	143,677	146,729
Series 2001-31 Class ZC, 6.5% 7/25/31	63,166	64,106
Series 2002-16 Class ZD, 6.5% 4/25/32	64,402	66,632
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (c)(j)(k)	59,827	1,498
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	34,922	455
Series 2020-43 Class MA, 2% 1/25/45	9,093,984	8,396,387
Series 2020-49 Class JA, 2% 8/25/44	1,955,146	1,815,309
Series 2020-80 Class BA, 1.5% 3/25/45	7,711,574	6,790,513
Series 2021-85 Class L, 2.5% 8/25/48	2,244,767	2,000,142
Series 2021-95:
Class 0, 2.5% 9/25/48	10,870,773	9,709,874
Class BA, 2.5% 6/25/49	16,529,342	14,688,585
Series 2021-96 Class HA, 2.5% 2/25/50	3,615,148	3,217,159
Series 2022-1 Class KA, 3% 5/25/48	3,517,344	3,270,501
Series 2022-11 Class B, 3% 6/25/49	4,820,403	4,506,499
Series 2022-13:
Class HA, 3% 8/25/46	3,929,458	3,709,476
Class JA, 3% 5/25/48	7,011,703	6,575,347
Series 2022-15 Class GC, 3% 1/25/47	5,644,001	5,305,691
Series 2022-17 Class BH, 3% 5/25/47	6,164,723	5,851,461
Series 2022-25 Class AB, 4% 9/25/47	6,182,449	6,065,261
Series 2022-3:
Class D, 2% 2/25/48	16,043,161	14,431,108
Class N, 2% 10/25/47	41,664,617	37,306,115
Series 2022-30 Class E, 4.5% 7/25/48	9,237,452	9,122,405
Series 2022-35 Class CK, 4% 3/25/47	12,867,000	12,430,888
Series 2022-4 Class B, 2.5% 5/25/49	2,628,114	2,348,637
Series 2022-49 Class TC, 4% 12/25/48	2,946,508	2,856,259
Series 2022-5:
Class 0, 2.5% 6/25/48	4,360,886	3,959,469
Class DA, 2.25% 11/25/47	13,476,762	12,166,199
Series 2022-7:
Class A, 3% 5/25/48	5,009,846	4,658,495
Class E, 2.5% 11/25/47	15,869,928	14,497,067
Series 2022-9 Class BA, 3% 5/25/48	5,355,116	4,979,868
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (c)(j)(k)	247,315	26,501
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (c)(j)(k)	121,289	14,426
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (c)(j)(k)	27,249	2,974
Series 2005-72 Class ZC, 5.5% 8/25/35	1,949,090	1,980,215
Series 2005-79 Class ZC, 5.9% 9/25/35	841,504	858,090
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.8401% 6/25/37 (c)(d)(k)	108,901	137,500
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (c)(d)(k)	150,224	191,458
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (c)(d)(k)	36,013	40,570
Series 2010-135 Class ZA, 4.5% 12/25/40	1,548,721	1,570,626
Series 2010-150 Class ZC, 4.75% 1/25/41	3,372,381	3,383,447
Series 2010-95 Class ZC, 5% 9/25/40	7,016,476	7,107,096
Series 2011-39 Class ZA, 6% 11/25/32	560,345	582,518
Series 2011-4 Class PZ, 5% 2/25/41	1,136,670	1,117,537
Series 2011-67 Class AI, 4% 7/25/26 (j)	17,153	250
Series 2012-100 Class WI, 3% 9/25/27 (j)	849,768	24,756
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (c)(j)(k)	33,057	144
Series 2013-133 Class IB, 3% 4/25/32 (j)	199,721	2,306
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (c)(j)(k)	430,030	48,293
Series 2013-51 Class GI, 3% 10/25/32 (j)	1,247,174	58,216
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (c)(j)(k)	638,907	51,466
Series 2015-42 Class IL, 6% 6/25/45 (j)	2,294,327	366,578
Series 2015-70 Class JC, 3% 10/25/45	3,380,339	3,223,831
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	1,357,258	218,627
Series 2020-45 Class JL, 3% 7/25/40	347,086	319,149
Series 2021-59 Class H, 2% 6/25/48	2,358,893	1,960,885
Series 2021-66:
Class DA, 2% 1/25/48	2,528,610	2,111,716
Class DM, 2% 1/25/48	2,687,188	2,244,148
Series 2022-28 Class A, 2.5% 2/25/52	11,554,350	10,908,294
Series 2023-13 Class CK, 1.5% 11/25/50	12,233,286	9,901,931
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	121,874	18,369
Series 343 Class 16, 5.5% 5/25/34 (j)	113,689	17,281
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	78,254	14,382
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	48,293	7,651
Class 13, 6% 3/25/34 (j)	74,829	12,990
Series 359 Class 19, 6% 7/25/35 (c)(j)	43,311	7,875
Series 384 Class 6, 5% 7/25/37 (j)	481,468	79,206
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.268% 1/15/32 (c)(d)	9,528	9,554
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (c)(d)	13,816	13,888
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.468% 3/15/32 (c)(d)	12,921	13,004
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 6/15/31 (c)(d)	22,139	22,213
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (c)(d)	7,988	8,018
planned amortization class:
Series 2020-5050 Class KP, 1% 12/25/50	2,583,764	2,151,490
Series 2021-5141 Class JM, 1.5% 4/25/51	2,878,776	2,440,795
Series 2021-5148:
Class AD, 1.5% 10/25/51	3,870,698	3,277,236
Class PC, 1.5% 10/25/51	3,825,590	3,207,595
Series 2095 Class PE, 6% 11/15/28	143,515	146,027
Series 2101 Class PD, 6% 11/15/28	12,655	12,898
Series 2104 Class PG, 6% 12/15/28	2,971	3,025
Series 2121 Class MG, 6% 2/15/29	61,961	63,097
Series 2131 Class BG, 6% 3/15/29	408,952	416,756
Series 2137 Class PG, 6% 3/15/29	68,164	69,415
Series 2154 Class PT, 6% 5/15/29	112,996	115,119
Series 2162 Class PH, 6% 6/15/29	21,158	21,535
Series 2520 Class BE, 6% 11/15/32	245,818	254,074
Series 2693 Class MD, 5.5% 10/15/33	655,251	664,624
Series 2802 Class OB, 6% 5/15/34	156,381	160,323
Series 3002 Class NE, 5% 7/15/35	569,567	579,933
Series 3110 Class OP 9/15/35 (l)	73,081	70,136
Series 3119 Class PO 2/15/36 (l)	561,271	458,973
Series 3121 Class KO 3/15/36 (l)	86,102	74,207
Series 3123 Class LO 3/15/36 (l)	308,935	254,946
Series 3145 Class GO 4/15/36 (l)	336,032	279,581
Series 3189 Class PD, 6% 7/15/36	521,114	546,147
Series 3225 Class EO 10/15/36 (l)	170,014	139,477
Series 3258 Class PM, 5.5% 12/15/36	175,985	180,864
Series 3415 Class PC, 5% 12/15/37	238,772	241,105
Series 3832 Class PE, 5% 3/15/41	2,330,369	2,373,598
Series 4135 Class AB, 1.75% 6/15/42	1,626,790	1,514,505
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	8,632,813	8,019,742
Series 2020-5018:
Class LC, 3% 10/25/40	2,341,537	2,157,651
Class LY, 3% 10/25/40	1,778,664	1,638,550
Series 2020-5058 Class BE, 3% 11/25/50	8,276,878	7,337,770
Series 2020-5066 Class A, 1.5% 11/25/44	2,586,075	2,279,476
Series 2021-5115 Class A, 2% 3/25/40	2,268,454	2,027,768
Series 2021-5139 Class JC, 2% 8/25/40	2,169,182	1,917,347
Series 2021-5147 Class WN, 2% 1/25/40	2,332,156	2,065,775
Series 2021-5169:
Class BA, 2.5% 5/25/49	14,876,982	13,217,184
Class TP, 2.5% 6/25/49	3,464,554	3,075,323
Series 2021-5175 Class CB, 2.5% 4/25/50	13,068,152	11,605,341
Series 2021-5178:
Class CT, 2% 11/25/40	2,367,607	2,084,462
Class TP, 2.5% 4/25/49	8,580,747	7,639,588
Series 2021-5180 Class KA, 2.5% 10/25/47	2,608,293	2,373,798
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,768,497	2,468,485
Class TP, 2.5% 5/25/49	5,970,005	5,329,554
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,603,374	2,366,999
Class CA, 2.5% 5/25/49	4,991,036	4,455,126
Series 2022-5191 Class CA, 2.5% 4/25/50	3,061,844	2,701,848
Series 2022-5197:
Class A, 2.5% 6/25/49	4,991,050	4,455,127
Class DA, 2.5% 11/25/47	1,976,212	1,798,840
Series 2022-5198 Class BA, 2.5% 11/25/47	8,872,975	8,113,681
Series 2022-5200 Class C, 3% 5/25/48	12,117,529	11,406,803
Series 2022-5202:
Class AG, 3% 1/25/49	2,742,264	2,540,802
Class BC, 3% 5/25/48	10,831,484	10,072,565
Class LB, 2.5% 10/25/47	2,118,180	1,929,536
Class UA, 3% 4/25/50	4,225,784	3,895,140
Series 2022-5210 Class TA, 3.5% 11/25/46	3,678,936	3,495,809
Series 2114 Class ZM, 6% 1/15/29	1,254	1,278
Series 2135 Class JE, 6% 3/15/29	26,071	26,673
Series 2274 Class ZM, 6.5% 1/15/31	43,045	43,607
Series 2281 Class ZB, 6% 3/15/30	73,663	75,291
Series 2303 Class ZV, 6% 4/15/31	37,781	38,791
Series 2357 Class ZB, 6.5% 9/15/31	368,601	378,928
Series 2502 Class ZC, 6% 9/15/32	98,696	101,991
Series 2519 Class ZD, 5.5% 11/15/32	128,013	131,129
Series 2998 Class LY, 5.5% 7/15/25	6,628	6,616
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (c)(j)(k)	170,095	16,717
Series 2013-4281 Class AI, 4% 12/15/28 (j)	14,536	100
Series 2017-4683 Class LM, 3% 5/15/47	3,318,508	3,185,532
Series 2020-5041:
Class LA, 1.5% 11/25/40	21,711,761	18,297,176
Class LB, 3% 11/25/40	3,984,889	3,674,601
Series 2020-5046 Class PT, 1.5% 11/25/40	16,493,536	13,897,845
Series 2021-5083 Class VA, 1% 8/15/38	8,755,865	8,273,062
Series 2021-5182 Class A, 2.5% 10/25/48	17,155,195	15,305,067
Series 2022-5210 Class AB, 3% 1/25/42	6,502,200	6,090,555
Series 2022-5213 Class AH, 2.25% 4/25/37	9,678,213	9,038,825
Series 2022-5236 Class P, 5% 4/25/48	4,129,734	4,153,002
Series 2022-5266 Class CD, 4.5% 10/25/44	9,730,548	9,679,396
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.732% 11/15/31 (c)(j)(k)	5,456	250
Series 2587 Class IM, 6.5% 3/15/33 (j)	3,264	514
Series 2933 Class ZM, 5.75% 2/15/35	1,840,516	1,907,915
Series 2947 Class XZ, 6% 3/15/35	1,051,786	1,095,575
Series 2996 Class ZD, 5.5% 6/15/35	1,227,987	1,262,480
Series 3237 Class C, 5.5% 11/15/36	1,633,623	1,675,321
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (c)(j)(k)	745,507	69,637
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (c)(j)(k)	480,264	57,973
Series 3949 Class MK, 4.5% 10/15/34	388,784	387,756
Series 4055 Class BI, 3.5% 5/15/31 (j)	59,510	133
Series 4149 Class IO, 3% 1/15/33 (j)	701,371	50,111
Series 4314 Class AI, 5% 3/15/34 (j)	19,042	249
Series 4427 Class LI, 3.5% 2/15/34 (j)	1,104,786	49,071
Series 4471 Class PA 4% 12/15/40	1,261,011	1,245,753
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.718% 5/15/37 (c)(d)	593,097	577,969
Series 2156 Class TC, 6.25% 5/15/29	18,738	18,731
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,354	3,391
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	37,396	37,993
Series 2056 Class Z, 6% 5/15/28	107,959	109,913
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	4,895,336	4,152,559
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,417,442	3,046,362
Class GC, 2% 11/25/47	2,088,158	1,861,058
Series 2021-5164 Class M, 2.5% 7/25/48	3,483,199	3,106,350
Series 4386 Class AZ, 4.5% 11/15/40	5,110,285	5,024,938
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (c)(j)(k)	312,899	33,886
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0116% 3/20/60 (c)(d)(m)	1,587,810	1,585,559
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (c)(d)(m)	446,767	445,171
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (c)(d)(m)	385,472	383,319
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (c)(d)(m)	362,243	360,585
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (c)(d)(m)	959,675	956,134
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 12/20/60 (c)(d)(m)	668,772	667,427
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 2/20/61 (c)(d)(m)	677,630	676,006
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9364% 2/20/61 (c)(d)(m)	847,580	845,178
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (c)(d)(m)	801,938	800,493
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (c)(d)(m)	859,572	857,421
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (c)(d)(m)	820,462	819,018
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9764% 6/20/61 (c)(d)(m)	885,775	884,531
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9964% 9/20/61 (c)(d)(m)	174,263	174,032
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 10/20/61 (c)(d)(m)	872,959	872,286
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8502% 8/20/42 (c)(d)	181,928	178,720
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 11/20/61 (c)(d)(m)	1,064,660	1,065,375
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 1/20/62 (c)(d)(m)	495,405	495,716
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 1/20/62 (c)(d)(m)	991,028	990,563
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 3/20/62 (c)(d)(m)	497,222	496,346
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (c)(d)(m)	24,358	24,285
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9664% 10/20/62 (c)(d)(m)	149,476	149,214
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8064% 3/20/63 (c)(d)(m)	180,746	180,019
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 1/20/64 (c)(d)(m)	500,110	499,711
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0464% 12/20/63 (c)(d)(m)	768,154	767,256
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 6/20/64 (c)(d)(m)	652,283	650,973
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7264% 5/20/63 (c)(d)(m)	21,020	20,755
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6464% 4/20/63 (c)(d)(m)	26,693	26,364
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8464% 12/20/62 (c)(d)(m)	6,423	6,354
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8502% 1/20/49 (c)(d)	4,664,681	4,618,613
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9502% 10/20/49 (c)(d)	1,773,501	1,738,349
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (c)(d)	3,570,286	3,515,572
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	87,589	4,683
Series 2016-69 Class WA, 3% 2/20/46	4,114,525	3,857,311
Series 2017-134 Class BA, 2.5% 11/20/46	2,481,188	2,285,708
Series 2017-153 Class GA, 3% 9/20/47	4,678,713	4,306,714
Series 2017-182 Class KA, 3% 10/20/47	3,687,649	3,419,350
Series 2018-13 Class Q, 3% 4/20/47	4,410,761	4,169,657
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	848,946	844,759
Series 2010-160 Class DY, 4% 12/20/40	4,940,106	4,852,121
Series 2010-170 Class B, 4% 12/20/40	1,092,210	1,071,651
Series 2017-139 Class BA, 3% 9/20/47	8,471,858	7,733,698
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (c)(j)(k)	183,363	13,250
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7469% 8/17/34 (c)(j)(k)	170,200	15,754
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.4813% 6/16/37 (c)(d)(k)	6,266	7,285
Series 2010-116 Class QB, 4% 9/16/40	1,132,223	1,093,224
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 5/20/60 (c)(d)(m)	1,073,378	1,069,769
Series 2011-52 Class HI, 7% 4/16/41 (j)	39,098	5,269
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6498% 7/20/41 (c)(j)(k)	474,033	48,326
Series 2013-149 Class MA, 2.5% 5/20/40	2,669,825	2,601,537
Series 2014-2 Class BA, 3% 1/20/44	8,602,209	7,994,388
Series 2014-21 Class HA, 3% 2/20/44	3,192,340	2,988,812
Series 2014-25 Class HC, 3% 2/20/44	5,461,129	5,061,470
Series 2014-5 Class A, 3% 1/20/44	4,422,080	4,108,623
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	38,422	37,022
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.6% 5/20/66 (c)(d)(m)	149,414	148,796
Series 2017-186 Class HK, 3% 11/16/45	533,137	496,863
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (c)(d)(m)	2,514,808	2,502,903
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2558% 5/20/65 (c)(m)	358,416	354,111
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	3,658,994	3,555,243
TOTAL U.S. GOVERNMENT AGENCY		659,640,946
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $802,249,817)		809,041,391

Commercial Mortgage Securities - 5.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(c)(d)	23,840,000	23,501,281
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (b)(c)(d)	4,503,000	4,419,546
Class C, CME Term SOFR 1 Month Index + 2.150% 7.487% 1/15/39 (b)(c)(d)	3,215,000	3,148,455
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	37,345,500
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,988,240
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,368,563
Class CNM, 3.8425% 11/5/32 (b)(c)	2,095,000	1,524,113
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	19,688,000	18,948,141
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	932,609
Series 2018-BN14 Class A4, 4.231% 9/15/60	16,350,000	16,037,615
Series 2019-BN20 Class ASB, 2.933% 9/15/62	800,000	763,995
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	24,334,161
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,300,000	2,196,616
Series 2023-5YR1 Class A3, 6.26% 4/15/56	8,900,000	9,266,271
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (c)(j)	27,800,000	576,055
Series 2021-BN33 Class XA, 1.163% 5/15/64 (c)(j)	14,478,499	695,992
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	5,300,000	5,141,395
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,400,000	8,945,964
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.9924% 11/25/35 (b)(c)(d)	11,823	11,591
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 5.9774% 1/25/36 (b)(c)(d)	27,963	26,820
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.0674% 1/25/36 (b)(c)(d)	9,020	8,582
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.7974% 12/25/36 (b)(c)(d)	59,117	56,043
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.7974% 3/25/37 (b)(c)(d)	14,540	13,807
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7974% 7/25/37 (b)(c)(d)	49,320	46,174
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.8724% 7/25/37 (b)(c)(d)	46,231	42,750
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9474% 7/25/37 (b)(c)(d)	15,778	14,491
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8274% 7/25/37 (b)(c)(d)	16,964	16,035
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8574% 7/25/37 (b)(c)(d)	9,000	8,291
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9024% 7/25/37 (b)(c)(d)	9,637	8,787
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9474% 7/25/37 (b)(c)(d)	15,451	14,085
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1424% 7/25/37 (b)(c)(d)	24,371	22,414
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.2924% 7/25/37 (b)(c)(d)	14,631	14,839
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5064% 9/15/56 (c)	8,600,000	9,269,832
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	10,100,000	10,408,670
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,877,340
Series 2018-B7 Class A4, 4.51% 5/15/53	2,500,000	2,459,424
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,379,222
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	22,903,699
Series 2019-B15 Class AAB, 2.859% 12/15/72	3,385,000	3,235,675
Series 2023-V3 Class A3, 6.3629% 7/15/56	6,500,000	6,827,895
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	47,997,203
Series 2019-B14 Class XA, 0.8924% 12/15/62 (c)(j)	146,691,021	3,353,445
Series 2020-B17 Class XA, 1.5346% 3/15/53 (c)(j)	134,445,453	5,912,373
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(d)	15,198,000	15,122,010
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57	4,100,000	4,269,765
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	4,700,000	4,955,135
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(c)(d)	19,969,000	19,887,876
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(c)(d)	9,859,000	9,785,113
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1782% 6/15/41 (b)(c)(d)	6,971,000	6,910,004
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(c)(d)	82,074,000	82,176,593
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (b)(c)(d)	21,804,000	21,831,255
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6833% 4/15/34 (b)(c)(d)	16,075,000	15,834,225
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9833% 4/15/34 (b)(c)(d)	10,627,000	10,428,032
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2833% 4/15/34 (b)(c)(d)	11,156,000	10,905,351
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(c)(d)	2,800,000	2,772,875
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(c)(d)	43,844,000	43,419,261
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(c)(d)	6,559,000	6,431,919
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(c)(d)	8,779,000	8,581,473
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7498% 10/15/36 (b)(c)(d)	8,523,000	8,293,944
Class E, CME Term SOFR 1 Month Index + 2.060% 7.399% 10/15/36 (b)(c)(d)	29,632,000	29,039,360
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(c)(d)	32,754,767	32,632,972
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(c)(d)	44,255,083	43,840,192
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(c)(d)	15,444,370	15,203,052
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8986% 2/15/39 (b)(c)(d)	13,334,455	13,109,436
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2977% 2/15/39 (b)(c)(d)	13,334,455	13,096,935
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(c)(d)	19,234,531	19,282,617
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(c)(d)	4,252,417	4,251,081
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9771% 12/9/40 (b)(c)(d)	2,303,289	2,300,410
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3275% 11/15/32 (b)(c)(d)	1,688,087	1,686,504
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(c)(d)	15,288,935	15,145,810
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(c)(d)	14,203,152	14,047,806
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(c)(d)	80,200,670	79,950,043
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(c)(d)	4,401,773	4,374,262
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(c)(d)	13,701,943	13,582,143
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(c)(d)	18,189,981	17,985,500
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(d)	35,174,784	35,130,816
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(c)	44,036,139	43,953,628
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(c)(d)	19,895,341	19,920,189
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(c)(d)	16,696,707	16,655,255
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(c)(d)	3,767,428	3,760,401
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1759% 4/15/37 (b)(c)(d)	3,154,712	3,148,823
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(d)	52,728,539	52,497,266
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(c)(d)	8,404,164	8,301,738
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2781% 4/15/41 (b)(c)(d)	6,976,930	6,837,391
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,730,582	1,689,004
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	52,201,228	48,611,276
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	12,956,350	12,524,735
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,644,705	4,464,179
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	9,800,000	9,754,365
Series 2015-GC33 Class XA, 1.0182% 9/10/58 (c)(j)	2,512,049	14,643
Series 2016-P6 Class XA, 0.692% 12/10/49 (c)(j)	2,038,538	19,859
Series 2019-GC41 Class XA, 1.1599% 8/10/56 (c)(j)	13,761,319	506,634
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 0.8921% 11/10/47 (c)(j)	316,649	7
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (c)(j)	902,789	16
Series 2014-UBS6 Class XA, 0.8612% 12/10/47 (c)(j)	988,719	21
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,679,885
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	5,518,217	5,259,256
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	4,890,000	4,745,778
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	6,955,000	7,114,731
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(c)(d)	59,745,457	58,961,298
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(c)	20,805,000	21,187,021
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(c)(d)	19,383,041	19,298,241
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(c)(d)	11,039,140	10,942,642
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(c)(d)	8,138,790	8,067,707
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(c)(d)	16,310,866	16,229,390
Fannie Mae sequential payer Series 2018-M10 Class A2, 3.4689% 7/25/28 (c)	861,960	839,056
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	19,553,071	19,399,284
Series 2015-K049 Class A2, 3.01% 7/25/25	2,894,753	2,848,178
Series 2019-K735 Class A2, 2.862% 5/25/26	3,877,553	3,780,009
Series 2019-K736 Class A2, 2.282% 7/25/26	18,900,000	18,241,252
Series 2023-K751 Class A2, 4.412% 3/25/30	4,800,000	4,851,653
Series 2024-K517 Class A2, 5.355% 1/25/29	20,000,000	20,823,964
Series K058 Class A2, 2.653% 8/25/26	18,073,000	17,507,736
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	1,675,000	1,636,615
Series K090 Class A2, 3.422% 2/25/29	7,504,618	7,284,393
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(c)(d)	4,635,488	4,610,149
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(c)(d)	26,417,000	26,021,242
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(c)(d)	4,084,000	3,983,422
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(c)(d)	3,365,000	3,280,979
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,692,046	1,659,663
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,476,729	2,361,667
Series 2018-GS10 Class A5, 4.155% 7/10/51	3,600,000	3,479,787
Series 2018-GS9 Class A4, 3.992% 3/10/51	4,100,000	3,956,036
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	5,500,000	5,096,124
Series 2015-GC34 Class XA, 1.3458% 10/10/48 (c)(j)	1,212,536	10,329
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(c)(d)	37,020,000	37,054,706
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2016-C4 Class A2, 2.8822% 12/15/49	4,245,522	4,084,841
Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,362,722
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	10,935,000
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,126,658
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	5,067,733
Class XAFX, 1.2948% 7/5/33 (b)(c)(j)	1,280,000	25,333
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(c)(d)	54,000,000	52,829,960
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (b)(c)(d)	37,495,000	35,904,533
Class C, CME Term SOFR 1 Month Index + 2.090% 7.43% 5/15/39 (b)(c)(d)	21,010,000	19,771,456
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8788% 5/15/39 (b)(c)(d)	18,672,000	17,404,573
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(c)(d)	26,726,244	26,235,133
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3315% 3/15/38 (b)(c)(d)	7,652,952	7,467,035
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5515% 3/15/38 (b)(c)(d)	4,815,118	4,681,643
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8515% 3/15/38 (b)(c)(d)	6,698,019	6,516,851
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/38 (b)(c)(d)	5,851,744	5,618,445
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1751% 10/15/48 (c)(j)	1,430,599	7,998
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.234% 8/15/33 (b)(c)(d)	236,691	193,223
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 12/15/36 (b)(c)(d)	34,300,000	27,802,747
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	5,210,000	5,001,186
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	51,615,000	49,428,733
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,916,888
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	7,093,000	6,721,630
Class C, 3.283% 11/10/36 (b)(c)	6,805,000	6,346,634
Series 2021-L6 Class XA, 1.3148% 6/15/54 (c)(j)	41,894,908	2,115,014
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(d)	18,427,420	18,588,660
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(c)(d)	11,102,999	11,144,522
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3369% 2/15/39 (b)(c)(d)	10,413,000	10,192,594
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9869% 2/15/39 (b)(c)(d)	5,415,000	5,263,295
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(d)	43,172,697	42,646,530
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(c)(d)	22,258,544	21,980,649
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7804% 11/15/38 (b)(c)(d)	13,824,756	13,617,635
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(c)(d)	9,085,414	8,903,706
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	3,100,000	2,977,634
Series 2017-C7 Class XA, 1.1325% 12/15/50 (c)(j)	1,697,105	44,401
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	24,711,755
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,469,588
Class X, 0.5162% 10/10/42 (b)(c)(j)	57,900,000	1,262,463
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(c)(d)	3,600,000	3,590,611
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(c)(d)	14,200,000	14,162,971
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(c)(d)	25,318,000	24,673,009
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,824,970
Series 2017-C40 Class A3, 3.317% 10/15/50	2,600,000	2,498,640
Series 2019-C50 Class ASB, 3.635% 5/15/52	1,875,058	1,825,304
Series 2015-C31 Class XA, 1.0985% 11/15/48 (c)(j)	1,261,030	8,593
Series 2017-C42 Class XA, 1.004% 12/15/50 (c)(j)	2,445,040	56,307
Series 2018-C46 Class XA, 1.0782% 8/15/51 (c)(j)	11,229,740	256,998
Wells Fargo Commercial Mtg Trust 2024-5 sequential payer Series 2024-5C1 Class A3, 5.928% 7/15/57	8,300,000	8,674,785
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9584% 11/15/47 (c)(j)	550,267	14
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,131,067,827)		2,072,140,995

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	13,345,016
4.5% 4/22/60 (b)	9,380,000	7,987,656
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,545,612)		21,332,672

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (c)(d)	15,090,000	15,503,044
KeyBank NA 6.95% 2/1/28	3,200,000	3,369,834
Regions Bank 6.45% 6/26/37	42,478,000	45,230,424
TOTAL BANK NOTES (Cost $58,898,688)		64,103,302

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.2137% (c)(d)(n) (Cost $7,052,335)	6,962,000	6,919,906

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o) (Cost $501,961,573)	501,867,413	501,967,787

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	42,800,000	573,783
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	357,288
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.455% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	26,400,000	1,061,183
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	54,000,000	2,085,728
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	45,400,000	649,842
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	27,900,000	317,968

TOTAL PUT OPTIONS			5,045,792
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	42,800,000	1,816,874
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	1,293,089
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.455% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	26,400,000	1,014,685
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	54,000,000	2,158,384
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	45,400,000	2,466,675
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	27,900,000	1,324,359

TOTAL CALL OPTIONS			10,074,066
TOTAL PURCHASED SWAPTIONS (Cost $16,507,678)			15,119,858

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $42,542,296,144)	40,831,869,928
NET OTHER ASSETS (LIABILITIES) - (12.5)%	(4,534,083,277)
NET ASSETS - 100.0%	36,297,786,651

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(26,600,000)	(22,395,799)
3% 9/1/54	(32,800,000)	(29,661,525)
3% 9/1/54	(63,350,000)	(57,288,343)
3.5% 9/1/54	(7,900,000)	(7,351,954)
5% 9/1/54	(61,150,000)	(61,020,766)
5% 9/1/54	(48,150,000)	(48,048,240)
5% 9/1/54	(26,900,000)	(26,843,150)
5.5% 9/1/54	(108,325,000)	(109,017,912)
6% 9/1/54	(121,100,000)	(122,856,180)

TOTAL GINNIE MAE		(484,483,869)

Uniform Mortgage Backed Securities
2% 9/1/39	(23,600,000)	(21,341,407)
2% 9/1/54	(303,750,000)	(248,434,270)
2% 9/1/54	(237,450,000)	(194,208,123)
2% 9/1/54	(336,300,000)	(275,056,609)
2% 9/1/54	(5,500,000)	(4,498,398)
2.5% 9/1/54	(173,050,000)	(147,518,359)
2.5% 9/1/54	(60,000,000)	(51,147,654)
3% 9/1/54	(16,775,000)	(14,872,742)
3% 9/1/54	(7,100,000)	(6,294,871)
3% 9/1/54	(6,525,000)	(5,785,075)
3% 9/1/54	(16,775,000)	(14,872,742)
3% 9/1/54	(45,450,000)	(40,296,043)
3% 9/1/54	(13,900,000)	(12,323,762)
3% 9/1/54	(5,000,000)	(4,433,008)
3% 10/1/54	(16,775,000)	(14,887,157)
3.5% 9/1/54	(29,300,000)	(26,968,590)
4% 9/1/54	(21,500,000)	(20,388,886)
4% 9/1/54	(15,000,000)	(14,224,805)
4.5% 9/1/54	(3,050,000)	(2,968,151)
6% 9/1/54	(30,500,000)	(31,061,151)
6% 9/1/54	(18,450,000)	(18,789,450)
6% 9/1/54	(5,950,000)	(6,059,470)
6% 9/1/54	(25,100,000)	(25,561,800)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,201,992,523)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,672,836,053)		(1,686,476,392)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	385	Dec 2024	79,905,547	(95,701)	(95,701)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	15,103	Dec 2024	1,652,244,602	(7,105,546)	(7,105,546)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	96	Dec 2024	12,666,000	(316,916)	(316,916)

TOTAL PURCHASED					(7,518,163)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,674	Dec 2024	303,666,125	2,439,196	2,439,196
CBOT 5-Year U.S. Treasury Note Contracts (United States)	746	Dec 2024	81,611,234	345,310	345,310
CBOT Long Term U.S. Treasury Bond Contracts (United States)	551	Dec 2024	67,841,875	1,341,994	1,341,994

TOTAL SOLD					4,126,500

TOTAL FUTURES CONTRACTS					(3,391,663)
The notional amount of futures purchased as a percentage of Net Assets is 4.8%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,890,000	9,541	(30,874)	(21,333)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,650,000	391,173	(752,884)	(361,711)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,190,000	175,659	(264,071)	(88,412)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,700,000	546,166	(827,089)	(280,923)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	630,000	92,996	(172,195)	(79,199)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,970,000	290,796	(478,796)	(188,000)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,760,000	555,023	(910,434)	(355,411)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	4,580,000	676,065	(1,197,929)	(521,864)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	7,550,000	1,114,474	(2,199,913)	(1,085,439)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,240,000	183,039	(301,704)	(118,665)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,230,000	181,563	(293,517)	(111,954)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,020,000	150,565	(259,653)	(109,088)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	810,000	119,566	(211,750)	(92,184)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,160,000	466,455	(907,348)	(440,893)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,300,000	339,509	(680,229)	(340,720)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,770,000	261,274	(532,688)	(271,414)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	3,270,000	482,693	(918,342)	(435,649)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,610,000	385,268	(726,738)	(341,470)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	358,698	(579,031)	(220,333)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,650,000	538,785	(897,179)	(358,394)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,450,000	361,650	(605,189)	(243,539)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,500,000	369,031	(587,843)	(218,812)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	236,180	(366,119)	(129,939)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	4,010,000	591,926	(1,008,401)	(416,475)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	220,110	(323,456)	(103,346)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	3,200,000	352,175	(456,757)	(104,582)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,150,000	236,618	(277,804)	(41,186)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	154,077	(194,968)	(40,891)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	88,044	(114,189)	(26,145)

TOTAL BUY PROTECTION							9,929,119	(17,077,090)	(7,147,971)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	(9,541)	67,004	57,463
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,900,000	(105,136)	155,007	49,871
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	40,225,000	(596,074)	809,904	213,830
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	6,400,000	(94,838)	101,213	6,375
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	42,900,000	(855,928)	1,077,734	221,806
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	6,300,000	(125,696)	131,755	6,059
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	14,800,000	(295,285)	369,442	74,157
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	14,400,000	(287,304)	325,085	37,781

TOTAL SELL PROTECTION							(2,369,802)	3,037,144	667,342
TOTAL CREDIT DEFAULT SWAPS							7,559,317	(14,039,946)	(6,480,629)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	340,519,000	(3,995,013)	0	(3,995,013)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	283,242,000	(3,924,585)	0	(3,924,585)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	47,243,000	(954,229)	0	(954,229)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	224,498,000	(5,180,320)	0	(5,180,320)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	10,767,000	283,632	0	283,632
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	57,651,000	(1,776,814)	0	(1,776,814)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	4,840,000	139,000	0	139,000
TOTAL INTEREST RATE SWAPS							(15,408,329)	0	(15,408,329)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,015,161,864 or 16.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,632,183.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $26,969,793.
(g)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,159,188.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	612,070,274	7,688,083,421	7,798,191,252	28,675,118	5,344	-	501,967,787	1.1%
Fidelity Securities Lending Cash Central Fund 5.39%	434,445,859	4,366,026,722	4,800,472,581	393,061	-	-	-	0.0%
Total	1,046,516,133	12,054,110,143	12,598,663,833	29,068,179	5,344	-	501,967,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	9,309,137,388	-	9,309,137,388	-

U.S. Government and Government Agency Obligations	14,286,733,104	-	14,286,733,104	-

U.S. Government Agency - Mortgage Securities	10,651,957,897	-	10,651,957,897	-

Asset-Backed Securities	3,093,415,628	-	3,093,415,628	-

Collateralized Mortgage Obligations	809,041,391	-	809,041,359	32

Commercial Mortgage Securities	2,072,140,995	-	2,072,140,995	-

Foreign Government and Government Agency Obligations	21,332,672	-	21,332,672	-

Bank Notes	64,103,302	-	64,103,302	-

Preferred Securities	6,919,906	-	6,919,906	-

Money Market Funds	501,967,787	501,967,787	-	-

Purchased Swaptions	15,119,858	-	15,119,858	-
Total Investments in Securities:	40,831,869,928	501,967,787	40,329,902,109	32
Derivative Instruments: Assets
Futures Contracts	4,126,500	4,126,500	-	-
Swaps	10,351,751	-	10,351,751	-
Total Assets	14,478,251	4,126,500	10,351,751	-
Liabilities
Futures Contracts	(7,518,163)	(7,518,163)	-	-
Swaps	(18,200,763)	-	(18,200,763)	-
Total Liabilities	(25,718,926)	(7,518,163)	(18,200,763)	-
Total Derivative Instruments:	(11,240,675)	(3,391,663)	(7,849,012)	-
Other Financial Instruments:
TBA Sale Commitments	(1,686,476,392)	-	(1,686,476,392)	-
Total Other Financial Instruments:	(1,686,476,392)	-	(1,686,476,392)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	9,929,119	(2,369,802)
Total Credit Risk	9,929,119	(2,369,802)
Interest Rate Risk
Futures Contracts (b)	4,126,500	(7,518,163)
Purchased Swaptions (c)	15,119,858	0
Swaps (d)	422,632	(15,830,961)
Total Interest Rate Risk	19,668,990	(23,349,124)
Total Value of Derivatives	29,598,109	(25,718,926)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,040,334,571)	$40,329,902,141
Fidelity Central Funds (cost $501,961,573)	501,967,787

Total Investment in Securities (cost $42,542,296,144)		$40,831,869,928
Cash		27,023
Receivable for investments sold
Regular delivery		702,048
Delayed delivery		325,523
Receivable for TBA sale commitments		1,672,836,053
Receivable for fund shares sold		26,070,497
Interest receivable		284,224,212
Distributions receivable from Fidelity Central Funds		2,108,939
Receivable for daily variation margin on centrally cleared swaps		1,322,902
Bi-lateral OTC swaps, at value		9,929,119
Total assets		42,829,416,244
Liabilities
Payable for investments purchased
Regular delivery	$99,717,011
Delayed delivery	4,605,657,310
TBA sale commitments, at value	1,686,476,392
Payable for fund shares redeemed	135,243,378
Distributions payable	9,256
Bi-lateral OTC swaps, at value	2,369,802
Payable for daily variation margin on futures contracts	1,883,859
Other payables and accrued expenses	272,585
Total liabilities		6,531,629,593
Net Assets		$36,297,786,651
Net Assets consist of:
Paid in capital		$40,179,847,479
Total accumulated earnings (loss)		(3,882,060,828)
Net Assets		$36,297,786,651
Net Asset Value, offering price and redemption price per share ($36,297,786,651 ÷ 3,560,144,345 shares)		$10.20
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$583,754
Interest		1,503,389,211
Income from Fidelity Central Funds (including $393,061 from security lending)		29,068,179
Total income		1,533,041,144
Expenses
Custodian fees and expenses	$462,171
Independent trustees' fees and expenses	105,466
Miscellaneous	2
Total expenses before reductions	567,639
Expense reductions	(21,466)
Total expenses after reductions		546,173
Net Investment income (loss)		1,532,494,971
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(593,899,738)
Fidelity Central Funds	5,344
Futures contracts	1,892,963
Swaps	(10,297,150)
Written options	570,813
Total net realized gain (loss)		(601,727,768)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,864,489,047
Futures contracts	4,781,029
Swaps	(19,035,333)
TBA Sale commitments	(1,535,181)
Total change in net unrealized appreciation (depreciation)		1,848,699,562
Net gain (loss)		1,246,971,794
Net increase (decrease) in net assets resulting from operations		$2,779,466,765
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,532,494,971	$1,298,539,336
Net realized gain (loss)	(601,727,768)	(953,079,948)
Change in net unrealized appreciation (depreciation)	1,848,699,562	(351,210,366)
Net increase (decrease) in net assets resulting from operations	2,779,466,765	(5,750,978)
Distributions to shareholders	(1,496,948,909)	(1,280,808,882)

Share transactions
Proceeds from sales of shares	5,781,881,932	8,139,321,755
Reinvestment of distributions	1,496,205,845	1,277,420,636
Cost of shares redeemed	(6,739,123,188)	(6,529,349,884)

Net increase (decrease) in net assets resulting from share transactions	538,964,589	2,887,392,507
Total increase (decrease) in net assets	1,821,482,445	1,600,832,647

Net Assets
Beginning of period	34,476,304,206	32,875,471,559
End of period	$36,297,786,651	$34,476,304,206

Other Information
Shares
Sold	585,124,141	818,510,936
Issued in reinvestment of distributions	151,767,192	128,574,853
Redeemed	(682,503,219)	(657,826,356)
Net increase (decrease)	54,388,114	289,259,433

Financial Highlights
Fidelity® Series Investment Grade Bond Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$10.22	$11.80	$12.28	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.432	.391	.273	.267	.333
Net realized and unrealized gain (loss)	.360	(.395)	(1.568)	(.028)	.603
Total from investment operations	.792	(.004)	(1.295)	.239	.936
Distributions from net investment income	(.422)	(.386)	(.276)	(.251)	(.336)
Distributions from net realized gain	-	-	(.009)	(.468)	-
Total distributions	(.422)	(.386)	(.285)	(.719)	(.336)
Net asset value, end of period	$10.20	$9.83	$10.22	$11.80	$12.28
Total Return C	8.29%	(.01)%	(11.11)%	2.06%	8.16%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.38%	3.94%	2.47%	2.27%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$36,297,787	$34,476,304	$32,875,472	$40,477,064	$35,945,504
Portfolio turnover rate G	219%	202%	159%	248%	259% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$461,457,762
Gross unrealized depreciation	(2,157,510,807)
Net unrealized appreciation (depreciation)	$(1,696,053,045)
Tax Cost	$42,503,255,400

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,187,744
Capital loss carryforward	$(2,166,634,056)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,731,614,517)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,080,975,738)
Long-term	(1,085,658,318)
Total capital loss carryforward	$(2,166,634,056)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$1,496,948,909	$ 1,280,808,882

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	(1,955,132)	(4,859,482)
Total Credit Risk	(1,955,132)	(4,859,482)
Interest Rate Risk
Futures Contracts	1,892,963	4,781,029
Purchased Options	363,439	(1,427,934)
Written Options	570,813	-
Swaps	(8,342,018)	(14,175,851)
Total Interest Rate Risk	(5,514,803)	(10,822,756)
Totals	(7,469,935)	(15,682,238)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	44,647,904,184	45,613,472,356

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Investment Grade Bond Fund	41,388	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21,466.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 32.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,496,948,909 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.873109.115
LIG-ANN-1024
Fidelity® Series Short-Term Credit Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Short-Term Credit Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 69.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
1.7% 3/25/26	3,100,000	2,963,582
2.3% 6/1/27	1,000,000	945,838
NTT Finance Corp. 1.162% 4/3/26 (b)	5,299,000	5,026,181
Verizon Communications, Inc.:
2.625% 8/15/26	1,460,000	1,410,958
4.125% 3/16/27	1,000,000	992,124
		11,338,683
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	1,000,000	956,573
6.15% 11/10/26	870,000	891,303
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,451,337
Warnermedia Holdings, Inc. 3.788% 3/15/25	3,700,000	3,666,114
		6,965,327
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. 3.2% 3/15/27	2,000,000	1,934,856
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,117,636
2.25% 2/15/26	1,600,000	1,545,890
3.5% 4/15/25	4,500,000	4,451,777
3.75% 4/15/27	1,540,000	1,512,049
		10,562,208
TOTAL COMMUNICATION SERVICES		28,866,218
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 6.5%
American Honda Finance Corp.:
4.75% 1/12/26	1,100,000	1,103,350
4.9% 7/9/27	1,000,000	1,014,949
BMW U.S. Capital LLC 4.65% 8/13/26 (b)	1,024,000	1,028,140
General Motors Financial Co., Inc.:
1.25% 1/8/26	4,954,000	4,726,865
5.25% 3/1/26	3,100,000	3,113,777
5.4% 5/8/27	1,500,000	1,527,459
Hyundai Capital America:
1% 9/17/24 (b)	5,519,000	5,508,934
5.45% 6/24/26 (b)	873,000	883,620
5.8% 6/26/25 (b)	1,500,000	1,508,476
Mercedes-Benz Finance North America LLC:
4.75% 8/1/27 (b)	1,250,000	1,262,139
4.8% 3/30/26 (b)	2,000,000	2,006,962
5.5% 11/27/24 (b)	1,460,000	1,460,426
Volkswagen Group of America Finance LLC:
3.2% 9/26/26 (b)	3,919,000	3,801,578
5.8% 9/12/25 (b)	1,500,000	1,513,405
6% 11/16/26 (b)	550,000	564,419
		31,024,499
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.:
2% 3/12/27	1,000,000	944,450
4.75% 2/15/26	1,200,000	1,202,629
		2,147,079
Household Durables - 0.2%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,000,000	1,000,995
Specialty Retail - 0.8%
Advance Auto Parts, Inc. 5.9% 3/9/26	574,000	578,846
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,449,452
AutoZone, Inc. 5.05% 7/15/26	1,000,000	1,009,543
Lowe's Companies, Inc. 4.8% 4/1/26	215,000	215,659
O'Reilly Automotive, Inc. 5.75% 11/20/26	393,000	402,556
		3,656,056
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	77,000	78,427
TOTAL CONSUMER DISCRETIONARY		37,907,056
CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Constellation Brands, Inc. 3.5% 5/9/27	1,000,000	974,415
Consumer Staples Distribution & Retail - 0.9%
Dollar General Corp.:
4.25% 9/20/24	1,370,000	1,368,933
4.625% 11/1/27	1,000,000	993,280
Dollar Tree, Inc. 4% 5/15/25	2,000,000	1,983,723
		4,345,936
Food Products - 1.4%
Campbell Soup Co. 5.3% 3/20/26	292,000	295,421
Conagra Brands, Inc. 4.6% 11/1/25	1,800,000	1,793,701
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,735,837
		6,824,959
Tobacco - 1.6%
BAT International Finance PLC 1.668% 3/25/26	6,600,000	6,299,397
Philip Morris International, Inc. 2.75% 2/25/26	1,460,000	1,422,511
		7,721,908
TOTAL CONSUMER STAPLES		19,867,218
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
6297782 LLC 4.911% 9/1/27 (b)	290,000	290,609
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,269,370
DCP Midstream Operating LP 5.625% 7/15/27	1,555,000	1,595,385
Devon Energy Corp. 5.25% 9/15/24	1,200,000	1,199,230
Diamondback Energy, Inc. 5.2% 4/18/27	1,364,000	1,386,981
Enbridge, Inc.:
3.7% 7/15/27	1,000,000	978,544
5.9% 11/15/26	549,000	564,379
Energy Transfer LP:
2.9% 5/15/25	1,800,000	1,770,847
5.5% 6/1/27	1,000,000	1,019,664
Equinor ASA 1.75% 1/22/26	909,000	876,444
MPLX LP 1.75% 3/1/26	5,000,000	4,780,347
Occidental Petroleum Corp. 5% 8/1/27	875,000	882,258
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,668,030
3.85% 4/9/25	3,100,000	3,073,533
The Williams Companies, Inc.:
4% 9/15/25	1,460,000	1,446,466
5.4% 3/2/26	290,000	292,800
		26,094,887
FINANCIALS - 30.2%
Banks - 19.0%
Banco Santander SA 5.365% 7/15/28 (c)	2,400,000	2,439,366
Bank of America Corp.:
4.948% 7/22/28 (c)	5,000,000	5,051,411
5.202% 4/25/29 (c)	8,000,000	8,172,333
Barclays PLC:
5.674% 3/12/28 (c)	1,250,000	1,275,574
6.496% 9/13/27 (c)	2,370,000	2,448,570
Citibank NA 4.929% 8/6/26	2,000,000	2,016,938
Citigroup, Inc.:
3.52% 10/27/28 (c)	2,107,000	2,042,566
3.887% 1/10/28 (c)	2,000,000	1,967,730
4.075% 4/23/29 (c)	1,700,000	1,672,033
Cooperatieve Rabobank UA 5.564% 2/28/29 (b)(c)	1,500,000	1,539,334
Danske Bank A/S 6.259% 9/22/26 (b)(c)	1,228,000	1,244,532
HSBC Holdings PLC:
1.645% 4/18/26 (c)	4,469,000	4,366,762
5.597% 5/17/28 (c)	1,500,000	1,532,261
5.887% 8/14/27 (c)	2,390,000	2,440,103
6.161% 3/9/29 (c)	1,500,000	1,568,294
ING Groep NV 4.55% 10/2/28	1,500,000	1,497,162
JPMorgan Chase & Co.:
2.083% 4/22/26 (c)	5,000,000	4,904,938
2.182% 6/1/28 (c)	1,000,000	940,327
4.851% 7/25/28 (c)	5,000,000	5,044,942
4.979% 7/22/28 (c)	2,500,000	2,531,943
5.571% 4/22/28 (c)	861,000	882,676
Lloyds Banking Group PLC 5.871% 3/6/29 (c)	2,570,000	2,662,384
Mitsubishi UFJ Financial Group, Inc.:
5.354% 9/13/28 (c)	900,000	919,074
5.422% 2/22/29 (c)	1,000,000	1,025,183
Mizuho Financial Group, Inc. 5.414% 9/13/28 (c)	2,400,000	2,456,209
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	2,000,000	2,060,878
NatWest Group PLC 5.516% 9/30/28 (c)	1,820,000	1,864,415
NatWest Markets PLC 5.416% 5/17/27 (b)	1,000,000	1,019,520
PNC Financial Services Group, Inc.:
5.3% 1/21/28 (c)	568,000	577,851
5.354% 12/2/28 (c)	2,000,000	2,054,818
Santander Holdings U.S.A., Inc.:
3.244% 10/5/26	1,000,000	966,383
6.124% 5/31/27 (c)	410,000	416,754
6.499% 3/9/29 (c)	989,000	1,031,108
Societe Generale:
2.625% 10/16/24 (b)	908,000	904,751
6.446% 1/10/29 (b)(c)	974,000	1,008,181
The Toronto-Dominion Bank 4.98% 4/5/27	2,500,000	2,534,114
Truist Financial Corp. 4.873% 1/26/29 (c)	1,120,000	1,122,661
U.S. Bancorp 4.653% 2/1/29 (c)	2,100,000	2,102,356
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,000,000	4,931,614
2.393% 6/2/28 (c)	1,780,000	1,679,192
3.584% 5/22/28 (c)	1,000,000	973,042
4.808% 7/25/28 (c)	2,000,000	2,011,536
5.707% 4/22/28 (c)	1,500,000	1,540,664
		91,442,483
Capital Markets - 4.7%
Athene Global Funding 5.516% 3/25/27 (b)	3,000,000	3,058,279
Bank of New York Mellon Corp. 3.992% 6/13/28 (c)	1,000,000	987,832
Deutsche Bank AG New York Branch:
5.706% 2/8/28 (c)	1,500,000	1,524,933
6.72% 1/18/29 (c)	1,790,000	1,884,483
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	3,000,000	2,862,623
4.223% 5/1/29 (c)	1,130,000	1,114,399
4.482% 8/23/28 (c)	1,000,000	997,716
Intercontinental Exchange, Inc. 3.625% 9/1/28 (b)	1,500,000	1,450,102
Morgan Stanley:
3.591% 7/22/28 (c)	1,000,000	972,065
3.772% 1/24/29 (c)	2,111,000	2,059,940
5.123% 2/1/29 (c)	1,507,000	1,533,411
5.164% 4/20/29 (c)	1,630,000	1,660,696
UBS Group AG:
3.869% 1/12/29 (b)(c)	1,063,000	1,030,128
6.442% 8/11/28 (b)(c)	1,509,000	1,579,018
		22,715,625
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	788,000	782,927
1.75% 1/30/26	4,184,000	4,005,506
6.45% 4/15/27	2,006,000	2,087,299
American Express Co.:
5.098% 2/16/28 (c)	1,000,000	1,013,331
6.338% 10/30/26 (c)	500,000	508,481
Capital One Financial Corp. 7.149% 10/29/27 (c)	2,000,000	2,096,309
Ford Motor Credit Co. LLC:
5.8% 3/5/27	1,500,000	1,522,686
6.95% 6/10/26	5,000,000	5,137,593
Toyota Motor Credit Corp. 4.55% 8/7/26	925,000	928,561
		18,082,693
Financial Services - 1.2%
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	2,000,000	1,923,845
Corebridge Global Funding:
4.65% 8/20/27 (b)	424,000	425,868
5.75% 7/2/26 (b)	1,200,000	1,224,000
Fiserv, Inc. 5.45% 3/2/28	900,000	927,533
The Western Union Co. 2.85% 1/10/25	1,063,000	1,053,340
		5,554,586
Insurance - 1.5%
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)	2,000,000	1,878,975
Jackson National Life Global Funding 5.55% 7/2/27 (b)	832,000	849,877
MassMutual Global Funding II:
4.5% 4/10/26 (b)	1,500,000	1,502,759
5.1% 4/9/27 (b)	1,000,000	1,021,830
New York Life Global Funding 5.45% 9/18/26 (b)	2,000,000	2,041,872
		7,295,313
TOTAL FINANCIALS		145,090,700
HEALTH CARE - 3.8%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 5/14/26	1,460,000	1,431,625
Amgen, Inc. 5.15% 3/2/28	900,000	919,313
		2,350,938
Health Care Providers & Services - 1.8%
Centene Corp. 2.45% 7/15/28	570,000	521,521
Cigna Group:
1.25% 3/15/26	728,000	691,736
3.4% 3/1/27	1,000,000	974,726
CVS Health Corp.:
3% 8/15/26	1,460,000	1,414,201
5% 2/20/26	1,500,000	1,504,335
HCA Holdings, Inc.:
3.125% 3/15/27	1,000,000	964,629
5.875% 2/15/26	1,400,000	1,411,510
ICON Investments Six Designated Activity 5.809% 5/8/27	1,224,000	1,255,449
		8,738,107
Pharmaceuticals - 1.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,178,047
Haleon U.S. Capital LLC 3.375% 3/24/27	1,000,000	975,630
		7,153,677
TOTAL HEALTH CARE		18,242,722
INDUSTRIALS - 5.1%
Aerospace & Defense - 2.0%
BAE Systems PLC 5% 3/26/27 (b)	440,000	444,772
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,041,674
RTX Corp.:
3.125% 5/4/27	1,000,000	967,547
5.75% 11/8/26	593,000	608,330
The Boeing Co.:
2.196% 2/4/26	1,750,000	1,676,800
4.875% 5/1/25	3,000,000	2,987,539
6.259% 5/1/27 (b)	1,010,000	1,039,073
		9,765,735
Building Products - 0.4%
Carrier Global Corp. 2.242% 2/15/25	1,750,000	1,724,279
Machinery - 1.3%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,475,000	1,458,804
5% 1/15/27 (b)	1,000,000	1,009,458
5.125% 9/25/27 (b)	399,000	405,589
5.15% 1/16/26 (b)	1,700,000	1,710,138
Ingersoll Rand, Inc. 5.197% 6/15/27	1,500,000	1,526,291
		6,110,280
Passenger Airlines - 1.0%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,767,990
Trading Companies & Distributors - 0.2%
Air Lease Corp. 3.625% 4/1/27	1,000,000	969,391
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	1,000,000	986,965
TOTAL INDUSTRIALS		24,324,640
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. 5.05% 4/5/27	222,000	226,170
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,144,000	1,168,414
		1,394,584
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	1,000,000	982,101
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc. 5.05% 7/12/27	1,500,000	1,522,968
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	3,076,614
Micron Technology, Inc. 4.185% 2/15/27	1,000,000	990,042
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,439,764
		7,029,388
Software - 0.2%
Oracle Corp. 2.8% 4/1/27	1,000,000	961,105
TOTAL INFORMATION TECHNOLOGY		10,367,178
MATERIALS - 1.1%
Chemicals - 0.8%
Celanese U.S. Holdings LLC:
6.05% 3/15/25	1,460,000	1,465,256
6.165% 7/15/27	900,000	928,683
Westlake Corp. 3.6% 8/15/26	1,460,000	1,431,021
		3,824,960
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/27 (b)	1,250,000	1,271,220
TOTAL MATERIALS		5,096,180
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle, Inc.:
1.35% 7/15/25	444,000	430,563
4% 3/1/27	2,000,000	1,970,785
		2,401,348
UTILITIES - 3.3%
Electric Utilities - 1.9%
Duke Energy Corp. 3.15% 8/15/27	1,000,000	964,280
ENEL Finance International NV 5.125% 6/26/29 (b)	1,230,000	1,248,558
Eversource Energy 2.9% 3/1/27	1,000,000	959,741
Exelon Corp. 5.15% 3/15/29	286,000	293,597
FirstEnergy Corp.:
1.6% 1/15/26	476,000	455,351
2.05% 3/1/25	2,724,000	2,674,886
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	550,000	551,978
Georgia Power Co. 5.004% 2/23/27	425,000	431,664
Southern Co. 5.15% 10/6/25	1,400,000	1,404,380
		8,984,435
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	900,000	919,387
Multi-Utilities - 1.2%
Dominion Energy, Inc. 3.6% 3/15/27	1,000,000	976,470
DTE Energy Co.:
4.22% 11/1/24	1,600,000	1,596,386
4.95% 7/1/27	394,000	398,275
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,880,377
WEC Energy Group, Inc. 5.15% 10/1/27	1,000,000	1,020,121
		5,871,629
TOTAL UTILITIES		15,775,451
TOTAL NONCONVERTIBLE BONDS (Cost $332,683,086)		334,033,598

U.S. Treasury Obligations - 6.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.625% 6/30/26	11,728,900	11,857,185
4.875% 5/31/26 (d)	17,998,800	18,251,207
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,844,349)		30,108,392

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
4.5% 3/1/39 to 9/1/49	3,358,759	3,337,115
5.5% 11/1/34	751,182	771,755
7.5% 11/1/31	136	143
TOTAL FANNIE MAE		4,109,013
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	4,691	4,827
Ginnie Mae - 0.0%
7% to 7% 11/15/27 to 8/15/32	69,357	71,021
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,468,395)		4,184,861

Asset-Backed Securities - 16.0%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	139,949	140,327
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	241,000	243,040
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	947,000	949,842
Series 2023-1 Class A, 4.87% 5/15/28	792,000	797,225
Series 2023-3 Class A, 5.23% 9/15/28	1,594,000	1,624,049
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(c)(e)	460,000	460,089
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6058% 4/17/33 (b)(c)(e)	2,206,000	2,206,607
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	926,971	934,910
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/33 (b)	114,000	116,573
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	575,000	578,361
Series 2023-A2 Class A2, 4.98% 11/15/28	767,000	778,499
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	88,000	89,430
Carmax Auto Owner Trust:
Series 2024-1 Class A3, 4.92% 10/16/28	571,000	575,223
Series 2024-2 Class A3, 5.5% 1/16/29	172,000	175,527
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	253,000	258,543
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A3, 4.89% 7/16/29	716,000	723,776
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/30 (b)(c)(e)	700,953	701,173
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	124,175	121,841
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/29 (b)	1,089,000	1,101,368
Chase Auto Owner Trust 24-3 Series 2024-3A Class A3, 5.22% 7/25/29 (b)	880,000	895,237
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/28	1,866,000	1,897,176
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	836,185	841,377
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	145,530	147,639
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	252,997	255,486
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	591,000	595,142
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	574,000	577,766
Series 2024-2 Class A3, 5.33% 8/15/28 (b)	278,000	281,395
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.8924% 7/25/34 (c)(e)	93,109	91,852
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	809,000	820,879
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	648,000	657,733
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	377,000	382,877
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	456,000	459,227
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	114,000	116,130
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	73,000	74,511
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	435,000	436,082
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	155,000	158,737
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (b)	776,000	786,117
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	386,401	393,598
Enterprise Fleet Financing LLC:
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	130,226	129,567
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	1,313,000	1,320,878
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(c)(e)	1,387,000	1,391,978
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/28	886,000	894,081
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,146,000	1,168,158
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	376,000	374,935
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/28	1,043,000	1,064,474
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,306,000	1,323,547
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	1,260,000	1,283,276
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	934,000	952,008
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	1,500,000	1,500,149
Series 2024-B Class A3, 5.41% 5/17/27 (b)	406,000	411,575
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	249,000	251,980
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/28	1,457,000	1,474,740
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.532% 7/20/36 (b)(c)(e)	1,250,000	1,250,493
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	199,000	202,921
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.5258% 7/15/36 (b)(c)(e)	1,168,000	1,168,729
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	80,819	81,102
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	258,000	262,637
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (b)	231,000	233,962
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(c)(e)	1,233,000	1,233,617
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5474% 7/17/32 (b)(c)(e)	6,160,000	6,165,661
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	440,000	445,486
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(c)(e)	770,000	770,182
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6374% 1/25/36 (c)(e)	46,344	45,854
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	564,000	570,420
Prpm 2021-5, LLC Series 2021-5 Class A1, 4.793% 6/25/26 (b)(c)	2,646,903	2,610,602
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.673% 7/15/36 (b)(c)(e)	667,000	667,031
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	231,000	234,334
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,424,000	1,439,255
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	440,000	442,559
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	132,000	134,508
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	30,386	30,385
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.3232% 11/18/30 (b)(c)(e)	1,022,845	1,023,778
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2524% 9/25/34 (c)(e)	111,105	112,862
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	555,000	558,875
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	606,000	616,413
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	1,036,000	1,046,238
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	250,000	252,358
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,198,000	1,211,346
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	568,265	573,464
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,345,000	1,357,955
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	111,479	111,236
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	1,298,000	1,294,729
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(c)	1,478,481	1,463,307
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,137,000	1,135,367
Series 2023-4 Class A1A, 5.16% 6/20/29	1,416,000	1,431,490
Series 2023-5 Class A1A, 5.61% 9/8/28	1,170,000	1,179,497
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	650,000	654,000
Series 2023-2 Class A3, 5.48% 12/20/28	878,000	896,755
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(c)(e)	892,000	892,000
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,199,612	1,207,835
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,196,000	1,207,934
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	332,000	333,412
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	142,000	142,966
Series 2023-D Class A3, 5.79% 2/15/29	851,000	870,710
Series 2024-A Class A3, 4.86% 3/15/29	1,300,000	1,312,014
Series 2024-B Class A3, 5.27% 9/17/29	602,000	614,169
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/29	717,000	717,160
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	559,000	567,619
TOTAL ASSET-BACKED SECURITIES (Cost $76,173,685)		76,761,937

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	160,133	158,511
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(c)	100,000	98,090
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	175,681	168,008
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	551,388	531,392
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(e)	962	889
TOTAL PRIVATE SPONSOR		956,890
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7633% 5/25/45 (c)(e)	326,484	323,990
sequential payer Series 2001-40 Class Z, 6% 8/25/31	23,872	24,155
Series 2016-27:
Class HK, 3% 1/25/41	395,246	377,872
Class KG, 3% 1/25/40	176,806	168,700
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.8133% 7/25/46 (c)(e)	354,271	352,636
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	194,932	194,416
TOTAL U.S. GOVERNMENT AGENCY		1,441,769
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,438,670)		2,398,659

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,396,860
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(c)(e)	3,055,000	2,970,838
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(e)	219,000	217,905
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(c)(e)	279,000	277,867
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(e)	511,193	510,554
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(c)	622,439	621,273
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(c)(e)	323,885	324,289
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,794,079	4,609,269
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,194,897	2,975,180
COMM Mortgage Trust sequential payer Series 2015 LC19 Class A3, 2.922% 2/10/48	201,363	201,063
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(e)	304,511	297,294
GS Mortgage Securities Trust Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	2,958,232	2,826,534
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9515% 9/15/29 (b)(c)(e)	871,283	819,130
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,146,814
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(e)	307,318	310,007
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.482% 7/20/32 (b)(c)(e)	1,800,000	1,800,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,431,067)		23,305,172

Bank Notes - 1.2%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26	1,000,000	1,014,504
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (c)	3,800,000	3,828,789
Morgan Stanley Bank, West Valley City Utah 4.968% 7/14/28 (c)	1,000,000	1,012,448
TOTAL BANK NOTES (Cost $5,800,000)		5,855,741

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $160,392)	160,360	160,392

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $475,999,644)	476,808,752
NET OTHER ASSETS (LIABILITIES) - 0.7%	3,299,222
NET ASSETS - 100.0%	480,107,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	217	Dec 2024	45,037,672	(59,709)	(59,709)

The notional amount of futures purchased as a percentage of Net Assets is 9.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $56,851,049.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,696,112 or 28.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $306,817.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,455,314	221,559,443	223,854,552	342,973	187	-	160,392	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	33,429,893	33,429,893	42	-	-	-	0.0%
Total	2,455,314	254,989,336	257,284,445	343,015	187	-	160,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	334,033,598	-	334,033,598	-

U.S. Government and Government Agency Obligations	30,108,392	-	30,108,392	-

U.S. Government Agency - Mortgage Securities	4,184,861	-	4,184,861	-

Asset-Backed Securities	76,761,937	-	76,761,937	-

Collateralized Mortgage Obligations	2,398,659	-	2,398,659	-

Commercial Mortgage Securities	23,305,172	-	23,305,172	-

Bank Notes	5,855,741	-	5,855,741	-

Money Market Funds	160,392	160,392	-	-
Total Investments in Securities:	476,808,752	160,392	476,648,360	-
Derivative Instruments: Liabilities
Futures Contracts	(59,709)	(59,709)	-	-
Total Liabilities	(59,709)	(59,709)	-	-
Total Derivative Instruments:	(59,709)	(59,709)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(59,709)
Total Interest Rate Risk	0	(59,709)
Total Value of Derivatives	0	(59,709)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $475,839,252)	$476,648,360
Fidelity Central Funds (cost $160,392)	160,392

Total Investment in Securities (cost $475,999,644)		$476,808,752
Receivable for fund shares sold		50,385
Interest receivable		4,524,195
Distributions receivable from Fidelity Central Funds		5,445
Receivable from investment adviser for expense reductions		3,319
Total assets		481,392,096
Liabilities
Payable for investments purchased	$892,000
Payable for fund shares redeemed	343,098
Payable for daily variation margin on futures contracts	37,297
Other payables and accrued expenses	11,727
Total liabilities		1,284,122
Net Assets		$480,107,974
Net Assets consist of:
Paid in capital		$509,930,952
Total accumulated earnings (loss)		(29,822,978)
Net Assets		$480,107,974
Net Asset Value, offering price and redemption price per share ($480,107,974 ÷ 47,940,298 shares)		$10.01
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$19,696,866
Income from Fidelity Central Funds (including $42 from security lending)		343,015
Total income		20,039,881
Expenses
Custodian fees and expenses	$21,505
Independent trustees' fees and expenses	1,598
Miscellaneous	1
Total expenses before reductions	23,104
Expense reductions	(7,900)
Total expenses after reductions		15,204
Net Investment income (loss)		20,024,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,978,611)
Fidelity Central Funds	187
Futures contracts	503,870
Total net realized gain (loss)		(2,474,554)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,354,480
Futures contracts	(360,141)
Total change in net unrealized appreciation (depreciation)		18,994,339
Net gain (loss)		16,519,785
Net increase (decrease) in net assets resulting from operations		$36,544,462
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,024,677	$15,878,783
Net realized gain (loss)	(2,474,554)	(5,957,751)
Change in net unrealized appreciation (depreciation)	18,994,339	7,333,893
Net increase (decrease) in net assets resulting from operations	36,544,462	17,254,925
Distributions to shareholders	(18,308,328)	(14,431,421)

Share transactions
Proceeds from sales of shares	68,158,044	204,291,280
Reinvestment of distributions	18,265,565	14,141,415
Cost of shares redeemed	(179,171,534)	(270,179,944)

Net increase (decrease) in net assets resulting from share transactions	(92,747,925)	(51,747,249)
Total increase (decrease) in net assets	(74,511,791)	(48,923,745)

Net Assets
Beginning of period	554,619,765	603,543,510
End of period	$480,107,974	$554,619,765

Other Information
Shares
Sold	6,940,771	21,337,155
Issued in reinvestment of distributions	1,858,391	1,472,731
Redeemed	(18,260,710)	(28,209,874)
Net increase (decrease)	(9,461,548)	(5,399,988)

Financial Highlights
Fidelity® Series Short-Term Credit Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$9.61	$10.17	$10.27	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.384	.261	.136	.170	.252
Net realized and unrealized gain (loss)	.318	.027	(.511)	(.073)	.180
Total from investment operations	.702	.288	(.375)	.097	.432
Distributions from net investment income	(.352)	(.238)	(.143) C	(.169)	(.252)
Distributions from net realized gain	-	-	(.042) C	(.028)	-
Total distributions	(.352)	(.238)	(.185)	(.197)	(.252)
Net asset value, end of period	$10.01	$9.66	$9.61	$10.17	$10.27
Total Return D	7.40%	3.04%	(3.73)%	.95%	4.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.91%	2.72%	1.36%	1.67%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$480,108	$554,620	$603,544	$2,304,598	$2,393,482
Portfolio turnover rate H	72%	41%	36%	60%	62% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,717,067
Gross unrealized depreciation	(3,758,902)
Net unrealized appreciation (depreciation)	$2,958,165
Tax Cost	$473,850,587

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$295,714
Capital loss carryforward	$(33,076,856)
Net unrealized appreciation (depreciation) on securities and other investments	$2,958,165

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,158,690)
Long-term	(23,918,166)
Total capital loss carryforward	$(33,076,856)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$18,308,328	$14,431,421
Total	$18,308,328	$14,431,421

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	239,797,211	318,952,023
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Short-Term Credit Fund	5	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,131.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,769.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Short-Term Credit Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Short-Term Credit Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 8.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,308,328 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9863239.109
SS1-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 24, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 24, 2024